Consolidated statements of operations (CHF) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest and dividend income	25,533	25,288	47,939
Interest expense	(18,992)	(18,397)	(39,403)
Net interest income	6,541	6,891	8,536
Commissions and fees	14,078	13,750	14,812
Trading revenues	9,338	12,151	(9,880)
Other revenues	1,429	502	(4,200)
Net revenues	31,386	33,294	9,268
Provision for credit losses	(79)	506	813
Compensation and benefits	14,599	15,013	13,254
General and administrative expenses	7,231	7,701	7,809
Commission expenses	2,148	1,997	2,294
Total other operating expenses	9,379	9,698	10,103
Total operating expenses	23,978	24,711	23,357
Income/(loss) from continuing operations before taxes	7,487	8,077	(14,902)
Income tax expense/(benefit)	1,548	1,835	(4,596)
Income/(loss) from continuing operations	5,939	6,242	(10,306)
Income/(loss) from discontinued operations, net of tax	(19)	169	(531)
Net income/(loss)	5,920	6,411	(10,837)
Less net income/(loss) attributable to noncontrolling interests	822	(313)	(2,619)
Net income/(loss) attributable to shareholders	5,098	6,724	(8,218)
of which from continuing operations	5,117	6,555	(7,687)
of which from discontinued operations	(19)	169	(531)
Basic earnings per share (CHF)
Basic earnings/(loss) per share from continuing operations (in CHF per share)	3.93	5.14	(7.51)
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	(0.02)	0.14	(0.5)
Basic earnings/(loss) per share (in CHF per share)	3.91	5.28	(8.01)
Diluted earnings per share (CHF)
Diluted earnings/(loss) per share from continuing operations (in CHF per share)	3.91	5.01	(7.51)
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	(0.02)	0.13	(0.5)
Diluted earnings/(loss) per share (in CHF per share)	3.89	5.14	(8.01)

Consolidated balance sheets(CHF) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Assets (CHF million)
Cash and due from banks	65,467	51,857
of which reported from consolidated VIEs	1,432
Interest-bearing deposits with banks	1,524	1,177
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	220,443	209,499
of which reported at fair value	136,906	128,303
Securities received as collateral, at fair value	42,147	37,516
of which encumbered	21,352	27,816
Trading assets, at fair value	324,704	332,238
of which encumbered	87,723	112,994
of which reported from consolidated VIEs	8,717
Investment securities	8,397	11,232
of which reported at fair value	7,945	10,793
of which reported from consolidated VIEs	72
Other investments	16,482	23,993
of which reported at fair value	13,448	21,126
of which reported from consolidated VIEs	2,334
Net loans	218,842	237,180
of which reported at fair value	18,552	36,246
of which encumbered	783	1,105
of which reported from consolidated VIEs	3,745
allowance for loan losses	(1,017)	(1,395)
Premises and equipment	6,725	6,436
of which reported from consolidated VIEs	72
Goodwill	8,585	9,267
Other intangible assets	312	328
of which reported at fair value	66	30
Brokerage receivables	38,769	41,960
Other assets	79,585	68,744
of which reported at fair value	39,470	29,125
of which encumbered	2,388	3,262
of which reported from consolidated VIEs	19,570
Assets of discontinued operations held-for-sale	23	0
Total assets	1,032,005	1,031,427
Liabilities and equity (CHF million)
Due to banks	37,493	36,214
of which reported at fair value	3,444	4,695
Customer deposits	287,564	286,694
of which reported at fair value	3,537	2,676
of which reported from consolidated VIEs	54
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	168,394	191,687
of which reported at fair value	123,697	122,136
Obligation to return securities received as collateral, at fair value	42,147	37,516
Trading liabilities, at fair value	133,997	133,481
of which reported from consolidated VIEs	188
Short-term borrowings	21,683	7,645
of which reported at fair value	3,308	3,383
of which reported from consolidated VIEs	4,333
Long-term debt	173,752	159,365
of which reported at fair value	83,692	74,513
of which reported from consolidated VIEs	19,739
Brokerage payables	61,746	58,965
Other liabilities	62,214	71,532
of which reported at fair value	29,185	30,389
of which reported from consolidated VIEs	840
Total liabilities	988,990	983,099
Common shares	47	47
Additional paid-in capital	23,026	24,706
Retained earnings	25,316	25,258
Treasury shares, at cost	(552)	(856)
Accumulated other comprehensive income/(loss)	(14,555)	(11,638)
Total shareholders' equity	33,282	37,517
Noncontrolling interests	9,733	10,811
Total equity	43,015	48,328
Total liabilities and equity	1,032,005	1,031,427
Additional share information
Par value (CHF) (in CHF per share)	0.04	0.04
Authorized shares (million) (in shares)	1,468,300,000	1,469,400,000
Issued shares (million) (in shares)	1,186,100,000	1,185,400,000
Treasury shares (million) (in shares)	(12,228,377)	(16,159,287)
Shares outstanding (million) (in shares)	1,173,900,000	1,169,200,000

Consolidated statements of changes in equity (CHF) In Millions, except Share data	Total shareholders' equity		Common shares		Additional paid-in capital		Retained earnings		Treasury shares, at cost	Accumulated other comprehensive income.		Non-controlling interests		Comprehensive income	Total
Balance at Dec. 31, 2007	43,199		46		24,553		33,670		(9,378)	(5,692)		16,640			59,839
Balance (in shares) at Dec. 31, 2007			1,020,627,855
Increase (Decrease) in Stockholders' Equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership												(90)			(90)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership												(1,574)			(1,574)
Sale of subsidiary shares to noncontrolling interests, not changing ownership												1,721			1,721
Net income/(loss)	(8,218)						(8,218)					(2,619)			(10,837)
Cumulative effect of accounting changes, net of tax	(18)						(33)			15					(18)
Gains/(losses) on cash flow hedges	(71)									(71)				(71)	(71)
Foreign currency translation	(3,550)									(3,550)		(1,088)		(4,638)	(4,638)
Unrealized gains/(losses) on securities	(53)									(53)				(53)	(53)
Actuarial gains/(losses)	(1,609)									(1,609)				(1,609)	(1,609)
Net prior service cost	21									21				21	21
Total other comprehensive income/(loss), net of tax	(5,262)									(5,262)		(1,088)		(6,350)	(6,350)	[1]
Issuance of common shares	2,547		3		2,544										2,547
Issuance of common shares (in shares)			71,873,513
Cancellation of repurchased shares			(2)		(884)		(3,237)		4,123
Sale of treasury shares	26,564				(2,188)		(581)		29,333						26,564
Sale of treasury shares (in shares)			582,994,041
Repurchase of treasury shares	(25,032)								(25,032)						(25,032)
Repurchase of treasury shares (in shares)			(514,956,523)
Share-based compensation, net of tax	1,493				1,291				202						1,493
Share-based compensation, net of tax (in shares)			3,353,147
Financial instruments indexed to own shares	(150)				(150)										(150)
Cash dividends paid	(2,821)						(2,821)					(125)			(2,946)
Change in scope of consolidation												2,059			2,059
Other												(5)			(5)
Balance at Dec. 31, 2008	32,302		47		25,166		18,780		(752)	(10,939)		14,919			47,221
Balance (in shares) at Dec. 31, 2008			1,163,892,033
Increase (Decrease) in Stockholders' Equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership												(7)			(7)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership												(379)			(379)
Sale of subsidiary shares to noncontrolling interests, changing ownership	(1)				(1)							5			4
Sale of subsidiary shares to noncontrolling interests, not changing ownership												1,124			1,124
Net income/(loss)	6,724						6,724					(313)			6,411
Gains/(losses) on cash flow hedges	104									104				104	104
Foreign currency translation	(559)									(559)		(209)		(768)	(768)
Unrealized gains/(losses) on securities	47									47				47	47
Actuarial gains/(losses)	(348)									(348)				(348)	(348)
Net prior service cost	57									57				57	57
Total other comprehensive income/(loss), net of tax	(699)									(699)		(209)		(908)	(908)	[1]
Issuance of common shares	17				17										17
Issuance of common shares (in shares)			734,529
Sale of treasury shares	17,657				223				17,434						17,657
Sale of treasury shares (in shares)			387,910,385
Repurchase of treasury shares	(19,019)								(19,019)						(19,019)
Repurchase of treasury shares (in shares)			(421,658,017)
Share-based compensation, net of tax	930				(551)				1,481						930
Share-based compensation, net of tax (in shares)			38,331,965
Financial instruments indexed to own shares	(188)				(188)										(188)
Cash dividends paid	(246)						(246)					(129)			(375)
Change in scope of consolidation												(4,258)			(4,258)
Other	40				40							58			98
Balance at Dec. 31, 2009	37,517		47		24,706		25,258		(856)	(11,638)		10,811			48,328
Balance (in shares) at Dec. 31, 2009			1,169,210,895	[2]
Increase (Decrease) in Stockholders' Equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership	(20)				(20)							(37)			(57)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership												(2,059)	[3],[4]		(2,059)	[3],[4]
Sale of subsidiary shares to noncontrolling interests, changing ownership												1			1
Sale of subsidiary shares to noncontrolling interests, not changing ownership												1,907	[4]		1,907	[4]
Net income/(loss)	5,098						5,098					822			5,920
Cumulative effect of accounting changes, net of tax	(2,249)	[5]					(2,384)	[5]		135	[5]				(2,249)	[5]
Gains/(losses) on cash flow hedges	8									8				8	8
Foreign currency translation	(2,835)									(2,835)		(744)		(3,579)	(3,579)
Unrealized gains/(losses) on securities	7									7				7	7
Actuarial gains/(losses)	(245)									(245)				(245)	(245)
Net prior service cost	13									13				13	13
Total other comprehensive income/(loss), net of tax	(3,052)									(3,052)		(744)		(3,796)	(3,796)	[1]
Issuance of common shares	9				9										9
Issuance of common shares (in shares)			804,260
Sale of treasury shares	24,749				19				24,730						24,749
Sale of treasury shares (in shares)			526,878,697
Repurchase of treasury shares	(26,846)								(26,846)						(26,846)
Repurchase of treasury shares (in shares)			(569,477,317)
Share-based compensation, net of tax	827				(1,593)	[6]			2,420			9			836
Share-based compensation, net of tax (in shares)			46,529,530
Financial instruments indexed to own shares	(95)	[7]			(95)	[7]									(95)	[7]
Cash dividends paid	(2,656)						(2,656)					(144)			(2,800)
Change in scope of consolidation												(911)	[8]		(911)
Other												78			78
Balance at Dec. 31, 2010	33,282		47		23,026		25,316		(552)	(14,555)		9,733			43,015
Balance (in shares) at Dec. 31, 2010			1,173,946,065	[9]

[1]	For details on the components of other comprehensive income, refer to Note 25 - Accumulated other comprehensive income.
[2]	At par value CHF 0.04 each, fully paid, net of 16,159,287 treasury shares. In addition to the treasury shares, a maximum of 284,076,649 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.
[3]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[4]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[5]	Represents the impact of the adoption in 1Q10 of new accounting rules governing when an entity is consolidated under US GAAP.
[6]	Includes a tax benefit of CHF 615 million from the excess fair value of shares delivered over recognized compensation expense.
[7]	The Group has purchased certain call options on its own shares to economically hedge all or a portion of the leverage element of the Incentive Share Units granted to the employees. In accordance with US GAAP, these call options are designated as equity instruments and, as such, are initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[8]	Represents primarily the impact from the spin-off of a real estate private equity fund in 3Q10.
[9]	At par value CHF 0.04 each, fully paid, net of 12,228,377 treasury shares. In addition to the treasury shares, a maximum of 282,101,278 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.

Consolidated statements of changes in equity (Parenthetical) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010 CHF	Dec. 31, 2009
Consolidated statements of changes in equity
Par value (CHF) (in CHF per share)	0.04
Treasury shares	12,228,377	16,159,287
Unissued shares	282,101,278	284,076,649
Tax benefit from the excess fair value of compensation expense	615

Consolidated statements of comprehensive income (CHF) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Net income/(loss)	5,920		6,411		(10,837)
Other comprehensive income/(loss), net of tax	(3,796)	[1]	(908)	[1]	(6,350)	[1]
Comprehensive income/(loss)	2,124		5,503		(17,187)
Comprehensive income/(loss) attributable to noncontrolling interests	78		(522)		(3,707)
Comprehensive income/(loss) attributable to shareholders	2,046		6,025		(13,480)

[1]	For details on the components of other comprehensive income, refer to Note 25 - Accumulated other comprehensive income.

Consolidated statements of cash flows (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities of continuing operations (CHF million)
Net income/(loss)	5,920	6,411	(10,837)
(Income)/loss from discontinued operations, net of tax	19	(169)	531
Income/(loss) from continuing operations	5,939	6,242	(10,306)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	1,166	1,114	1,174
Provision for credit losses	(79)	506	813
Deferred tax provision/(benefit)	1,224	875	(4,935)
Share of net income/(loss) from equity method investments	(105)	(29)	17
Trading assets and liabilities, net	(12,052)	(11,471)	113,153
(Increase)/decrease in other assets	4,258	27,189	1,203
Increase/(decrease) in other liabilities	4,155	(40,993)	28,217
Other, net	3,722	2,381	535
Total adjustments	2,289	(20,428)	140,177
Net cash provided by/(used in) operating activities of continuing operations	8,228	(14,186)	129,871
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(98)	726	981
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(27,518)	54,403	12,635
Purchase of investment securities	(2,752)	(2,189)	(1,727)
Proceeds from sale of investment securities	988	891	55
Maturities of investment securities	3,748	4,458	2,668
Investments in subsidiaries and other investments	(1,674)	(1,907)	(3,859)
Proceeds from sale of other investments	2,467	1,710	2,674
(Increase)/decrease in loans	3,970	4,166	(6,921)
Proceeds from sale of loans	817	992	596
Capital expenditures for premises and equipment and other intangible assets	(1,689)	(1,387)	(1,473)
Proceeds from sale of premises and equipment and other intangible assets	17	3	41
Other, net	275	205	155
Net cash provided by/(used in) investing activities of continuing operations	(21,449)	62,071	5,825
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	26,391	(29,090)	(55,288)
Increase/(decrease) in short-term borrowings	10,934	4,098	(11,407)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(7,097)	(46,654)	(41,480)
Issuances of long-term debt	57,910	62,829	107,638
Repayments of long-term debt	(51,390)	(72,472)	(86,567)
Repayments of trust preferred securities	0	0	(2)
Issuances of common shares	9	17	2,547
Sale of treasury shares	24,749	17,657	26,564
Repurchase of treasury shares	(26,846)	(19,019)	(25,032)
Dividends paid/capital repayments	(2,800)	(375)	(2,946)
Excess tax benefits related to share-based compensation	615	180	0
Other, net	553	(2,080)	3,943
Net cash provided by/(used in) financing activities of continuing operations	33,028	(84,909)	(82,030)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(6,155)	(1,154)	(2,072)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(42)	0	(18)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	13,610	(38,178)	51,576
Cash and due from banks at beginning of period	51,857	90,035	38,459
Cash and due from banks at end of period	65,467	51,857	90,035
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	1,041	1,232	2,078
Cash paid for interest	19,012	19,459	41,154
Assets acquired and liabilities assumed in business acquisitions (CHF million)
Fair value of assets acquired	0	0	383
Fair value of liabilities assumed	0	0	23
Assets and liabilities sold in business divestitures (CHF million)
Assets sold	0	869	0
Liabilities sold	0	799	0

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2010
Summary of significant accounting policies
Summary of significant accounting policies
1 Summary of significant accounting policies
The accompanying consolidated financial statements of Credit Suisse Group AG (the Group) are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). The financial year for the Group ends on December 31. Certain reclassifications have been made to the prior year’s consolidated financial statements to conform to the current year’s presentation and had no impact on net income/(loss) or total shareholders’ equity.

In preparing the consolidated financial statements, management is required to make estimates and assumptions including, but not limited to, the fair value measurements of certain financial assets and liabilities, the allowance for loan losses, the evaluation of variable interest entities (VIEs), the impairment of assets other than loans, recognition of deferred tax assets, tax uncertainties, pension liabilities, as well as various contingencies. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. While management evaluates its estimates and assumptions on an ongoing basis, actual results could differ materially from management’s estimates. Market conditions may increase the risk and complexity of the judgments applied in these estimates.

Principles of consolidation
The consolidated financial statements include the financial statements of the Group and its subsidiaries. The Group’s subsidiaries are entities in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control. The Group consolidates limited partnerships in cases where it is the general partner or is a limited partner with substantive rights to kick out the general partner or dissolve the partnership and participate in significant decisions made in the ordinary course of business. The Group also consolidates VIEs where the Group is the primary beneficiary in accordance with Accounting Standards Codification (ASC) Topic 810 – Consolidation. The effects of material intercompany transactions and balances have been eliminated.

Where a Group subsidiary is a separate legal entity and determined to be an investment company as defined by ASC Topic 946 – Financial Services – Investment Companies, interests in other entities held by this Group subsidiary are not consolidated and are carried at fair value.

Group entities that qualify as broker-dealer entities as defined by ASC Topic 940 – Financial Services – Broker and Dealers do not consolidate investments in voting interest entities that would otherwise qualify for consolidation when the investment is held on a temporary basis for trading purposes. In addition, subsidiaries that are strategic components of a broker-dealers’ operations are consolidated regardless of holding intent.

Foreign currency translation
Transactions denominated in currencies other than the functional currency of the related entity are recorded by remeasuring them in the functional currency of the related entity using the foreign exchange rate on the date of the transaction. As of the dates of the consolidated balance sheets, monetary assets and liabilities, such as receivables and payables, are reported using the year-end spot foreign exchange rates. Foreign exchange rate differences are recorded in the consolidated statements of operations. Non-monetary assets and liabilities are recorded using the historic exchange rate.

For the purpose of consolidation, the assets and liabilities of Group companies with functional currencies other than CHF are translated into CHF equivalents using year-end spot foreign exchange rates, whereas revenues and expenses are translated using the weighted average foreign exchange rate for the year. Translation adjustments arising from consolidation are included in accumulated other comprehensive income/(loss) (AOCI) within total shareholders’ equity.

Fair value measurement and option
The Group adopted the guidance on fair value measurements and fair value option on January 1, 2007. The fair value measurement guidance establishes a single authoritative definition of fair value and sets out a framework for measuring fair value. The fair value option creates an alternative measurement treatment for certain financial assets and financial liabilities. The fair value option can be elected at initial acquisition of the eligible item or at the date when the Group enters into an agreement which gives rise to an eligible item (e.g. a firm commitment or a written loan commitment). If not elected at initial recognition, the fair value option can be applied to an item upon certain triggering events that give rise to a new basis of accounting for that item. The application of the fair value option to a financial asset or a financial liability does not change its classification on the face of the balance sheet and the election is irrevocable. Changes in fair value resulting from the election are recorded in trading revenues.

Cash and due from banks
Cash and due from banks consists of currency on hand, demand deposits with banks or other financial institutions and cash equivalents. Cash equivalents are defined as short-term, highly liquid instruments with original maturities of three months or less, which are held for cash management purposes.

Reverse repurchase and repurchase agreements
Purchases of securities under resale agreements (reverse repurchase agreements) and securities sold under agreements to repurchase substantially identical securities (repurchase agreements) normally do not constitute economic sales and are therefore treated as collateralized financing transactions and are carried in the consolidated balance sheet at the amount of cash disbursed or received, respectively. Reverse repurchase agreements are recorded as collateralized assets while repurchase agreements are recorded as liabilities, with the underlying securities sold continuing to be recognized in trading assets or investment securities. The fair value of securities to be repurchased and resold is monitored on a daily basis, and additional collateral is obtained as needed to protect against credit exposure.

Assets and liabilities recorded under these agreements are accounted for on one of two bases, the accrual basis or the fair value basis. Under the accrual basis, interest earned on reverse repurchase agreements and interest incurred on repurchase agreements are reported in interest and dividend income and interest expense, respectively. The fair value basis of accounting may be elected pursuant to ASC Topic 825 – Financial Instruments, and any resulting change in fair value, including interest earned or owed, is reported in trading revenues. The Group has elected the fair value basis of accounting on some of its agreements.

Reverse repurchase and repurchase agreements are netted if they are with the same counterparty, have the same maturity date, settle through the same clearing institution and are subject to the same master netting agreement.

Securities lending and borrowing transactions
Securities borrowed and securities loaned that are cash-collateralized are included in the consolidated balance sheets at amounts equal to the cash advanced or received. If securities received in a securities lending and borrowing transaction as collateral may be sold or repledged, they are recorded as securities received as collateral in the consolidated balance sheet and a corresponding liability to return the security is recorded. Securities lending transactions against non-cash collateral in which the Group has the right to resell or repledge the collateral received are recorded at the fair value of the collateral initially received. For securities lending transactions, the Group receives cash or securities collateral in an amount generally in excess of the market value of securities lent. The Group monitors the fair value of securities borrowed and loaned on a daily basis with additional collateral obtained as necessary.

Fees and interest received or paid are recorded in interest and dividend income and interest expense, respectively, on an accrual basis. In the case where the fair value basis of accounting is elected, any resulting change in fair value, including interest earned or owed, is reported in trading revenues.

Transfers of financial assets
The Group transfers various financial assets, which may result in the sale of these assets to special purpose entities (SPEs), which in turn issue securities to investors. The Group values its beneficial interests at fair value using quoted market prices, if such positions are traded on an active exchange or financial models that incorporate observable and unobservable inputs. For further information on the Group’s transfer activities, refer to Note 32 – Transfers of financial assets and variable interest entities.

Trading assets and liabilities
Trading assets and liabilities include debt and equity securities, derivative instruments, certain loans held in broker-dealer entities, commodities and precious metals. Items included in the trading portfolio are carried at fair value and classified as held for trading purposes based on management’s intent. Regular-way security transactions are recorded on a trade-date basis. Unrealized and realized gains and losses on trading positions are recorded in trading revenues.

Derivatives
Freestanding derivative contracts are carried at fair value in the consolidated balance sheets regardless of whether these instruments are held for trading or risk management purposes. Commitments to originate mortgage loans that will be held for sale are considered derivatives for accounting purposes. When derivative features embedded in certain contracts that meet the definition of a derivative are not considered clearly and closely related to the host contract, either the embedded feature is accounted for separately at fair value or the entire contract, including the embedded feature, is accounted for at fair value. In both cases, changes in fair value are recorded in the consolidated statements of operations. If separated for measurement purposes, the derivative is recorded in the same line item in the consolidated balance sheets as the host contract.

Derivatives classified as trading assets and liabilities include those held for trading purposes and those used for risk management purposes that do not qualify for hedge accounting. Derivatives held for trading purposes arise from proprietary trading activity and from customer-based activity. Realized gains and losses, changes in unrealized gains and losses and interest flows are included in trading revenues. Derivative contracts designated and qualifying as fair value hedges, cash flow hedges or net investment hedges are reported as other assets or other liabilities.

Fair values recorded for derivative instruments do not indicate future gains or losses, but rather the unrealized gains and losses from valuing all derivatives at a particular point in time. The fair value of exchange-traded derivatives is typically derived from observable market prices and/or observable market parameters. Fair values for over-the-counter (OTC) derivatives are determined on the basis of proprietary models using various input parameters. Derivative contracts are recorded on a net basis per counterparty, where an enforceable master netting agreement exists. Where no such agreement exists, fair values are recorded on a gross basis.

Where hedge accounting is applied, the Group formally documents all relationships between hedging instruments and hedged items, including the risk management objectives and strategy for undertaking hedge transactions. At inception of a hedge and on an ongoing basis, the hedge relationship is formally assessed to determine whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items attributable to the hedged risk. The Group discontinues hedge accounting prospectively in the following circumstances:

(i) the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item (including forecasted transactions);
(ii) the derivative expires or is sold, terminated or exercised;
(iii) the derivative is no longer designated as a hedging instrument because it is unlikely that the forecasted transaction will occur; or
(iv) the designation of the derivative as a hedging instrument is otherwise no longer appropriate.
For derivatives that are designated and qualify as fair value hedges, the carrying value of the underlying hedged items is adjusted to fair value for the risk being hedged. Changes in the fair value of these derivatives are recorded in the same line item of the consolidated statements of operations as the change in fair value of the risk being hedged for the hedged assets or liabilities to the extent the hedge is effective. The change in fair value representing hedge ineffectiveness is recorded separately in trading revenues.

When the Group discontinues fair value hedge accounting because it determines that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value attributable to the hedged risk. Interest-related fair value adjustments made to the underlying hedged items will be amortized to the consolidated statements of operations over the remaining life of the hedged item. Any unamortized interest-related fair value adjustment is recorded in the consolidated statements of operations upon sale or extinguishment of the hedged asset or liability, respectively. Any other fair value hedge adjustments remain part of the carrying amount of the hedged asset or liability and are recognized in the consolidated statements of operations upon disposition of the hedged item as part of the gain or loss on disposition.

For hedges of the variability of cash flows from forecasted transactions and floating rate assets or liabilities, the effective portion of the change in the fair value of a designated derivative is recorded in AOCI. These amounts are reclassified into the line item in the consolidated statements of operations in which the hedged item is recorded when the variable cash flow from the hedged item impacts earnings (for example, when periodic settlements on a variable rate asset or liability are recorded in the consolidated statements of operations or when the hedged item is disposed of). The change in fair value representing hedge ineffectiveness is recorded separately in trading revenues.

When hedge accounting is discontinued on a cash flow hedge, the net gain or loss will remain in AOCI and be reclassified into the consolidated statements of operations in the same period or periods during which the formerly hedged transaction is reported in the consolidated statements of operations. When the Group discontinues hedge accounting because it is probable that a forecasted transaction will not occur within the specified date or period plus two months, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and gains and losses that were previously recorded in AOCI will be recognized immediately in the consolidated statements of operations.

For hedges of a net investment in a foreign operation, the change in the fair value of the hedging derivative is recorded in AOCI to the extent the hedge is effective. The change in fair value representing hedge ineffectiveness is recorded in trading revenues. The Group uses the forward method of determining effectiveness for net investment hedges, which results in the time value portion of a foreign currency forward being reported in AOCI to the extent the hedge is effective.

Investment securities
Investment securities include debt securities classified as held-to-maturity and debt and marketable equity securities classified as available-for-sale. Regular-way security transactions are recorded on a trade-date basis.

Debt securities where the Group has the positive intent and ability to hold such securities to maturity are classified as such and are carried at amortized cost, net of any unamortized premium or discount.

Debt and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses, which represent the difference between fair value and amortized cost, are recorded in AOCI. Amounts reported in AOCI are net of income taxes.

Amortization of premiums or discounts is recorded in interest and dividend income using the effective yield method through the maturity date of the security.
Recognition of an impairment on debt securities is recorded in the consolidated statements of operations if a decline in fair value below amortized cost is considered other-than-temporary, that is, amounts due according to the contractual terms of the security are not considered collectible, typically due to deterioration in the creditworthiness of the issuer. No impairment is recorded in connection with declines resulting from changes in interest rates to the extent the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Recognition of an impairment on equity securities is recorded in the consolidated statements of operations if a decline in fair value below the cost basis of an investment is considered other-than-temporary. The Group generally considers unrealized losses on equity securities to be other-than-temporary if the fair value has been below cost for more than six months or by more than 20%.

Recognition of an impairment for debt or equity securities establishes a new cost basis, which is not adjusted for subsequent recoveries.
Unrealized losses on available-for-sale securities are recognized in the consolidated statements of operations when a decision has been taken to sell a security.
Other investments
Other investments include equity method investments and non-marketable equity securities such as private equity, hedge funds, and restricted stock investments, certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee, and real estate held for investment.

Equity method investments are investments where the Group has the ability to significantly influence the operating and financial policies of an investee. Significant influence is typically characterized by ownership of 20% to 50% of the voting stock or in-substance common stock of a corporation or 5% or more of limited partnership interests. Equity method investments are accounted for according to the equity method of accounting or the fair value option. Under the equity method of accounting, the Group’s share of the profit or loss, as well as any impairment on the investee, if applicable, are reported in other revenues. Under the fair value option, changes in fair value are reported in other revenues. The Group has elected the fair value basis of accounting on some of its equity method investments.

The Group’s other non-marketable equity securities are carried at cost less other-than-temporary impairment or at fair value if elected under the fair value option. Non-marketable equity securities held by the Group’s subsidiaries that are determined to be investment companies as defined by ASC Topic 946 – Financial Services – Investment Companies are carried at fair value, with changes in fair value recorded in other revenues.

Equity method investments and non-marketable equity securities held by broker-dealer entities as defined by ASC Topic 940 – Financial Services – Broker and Dealers are measured at fair value and reported in trading assets when the intent of the broker-dealer entity is to hold the asset temporarily for trading purposes. Changes in fair value are reported in trading revenues.

Real estate held for investment purposes is carried at cost less accumulated depreciation and is depreciated over its estimated useful life, generally 40 to 67 years. Land is carried at historical cost and is not depreciated.

In connection with the life finance business, the Group invests in single premium immediate annuities (SPIA), which are carried at fair value with the related fair value changes reported in trading revenues. The life finance business also invests in life settlement contracts.

Loans
Loans held-to-maturity
Loans which the Group intends to hold until maturity are carried at outstanding principal balances plus accrued interest, net of the following items: unamortized premiums, discounts on purchased loans, deferred loan origination fees and direct loan origination costs on originated loans. Interest income is accrued on the unpaid principal balance and net deferred premiums/discounts and fees/costs are amortized as an adjustment to the loan yield over the term of the related loans.

Loans are divided in two portfolio segments “consumer loans” and “corporate and institutional loans”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate and institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions and governments and public institutions. For further information, refer to Note 18 – Loans, allowance for loan losses and credit quality.

In accordance with Group policies, impaired loans include non-performing loans, non-interest-earning loans, restructured loans and potential problem loans.
Allowance for loan losses on loans held-to-maturity
The allowance for loan losses is comprised of two components: probable credit losses inherent in the portfolio and those losses specifically identified. Changes in the allowance for loan losses are recorded in the consolidated statements of operations in provision for credit losses and in interest income (for provisions on past due interest).

Many factors can affect the Group’s estimate of the allowance for loan losses, including volatility of default probabilities, rating migrations and estimated loss severity. The component of the allowance representing probable losses inherent in the portfolio is for loans not specifically identified as impaired which, on a portfolio basis, are considered to contain probable inherent loss. The estimate of this component of the allowance for the consumer loans portfolio involves applying historical loss experience, adjusted to reflect current market conditions, to homogenous loans based on risk rating and product type. To estimate this component of the allowance for the corporate and institutional loans portfolio, the Group segregates loans by risk, industry or country rating. Excluded from this estimate process are consumer and corporate and institutional loans that have been specifically identified as impaired or are held at fair value. For lending-related commitments, a provision for losses is estimated based on historical loss and recovery experience and recorded in other liabilities. Changes in the estimate of losses for lending-related commitments are recorded in the consolidated statements of operations in provision for credit losses.

The estimate of the component of the allowance for specifically identified credit losses on impaired loans is based on a regular and detailed analysis of each loan in the portfolio considering collateral and counterparty risk. The Group considers a loan impaired when, based on current information and events, it is probable that the Group will be unable to collect the amounts due according to the contractual terms of the loan agreement. For certain non-collateral dependent impaired loans, an impairment is measured using the present value of estimated future cash flows. For collateral dependent impaired loans, an impairment is measured using the fair value of the collateral.

A loan is classified as non-performing no later than when the contractual payments of principal and/or interest are more than 90 days past due except for subprime residential loans which are classified as non-performing no later than when the contractual payments of principal and/or interest are more than 120 days past due. Substantially all of our subprime residential mortgage loans are held for securitization. The additional 30 days ensure that these loans are not incorrectly assessed as non-performing during the time when servicing of them typically is being transferred. However, management may determine that a loan should be classified as non-performing notwithstanding that contractual payments of principal and/or interest are less than 90 days past due or, in the case of subprime residential loans, 120 days past due. For non-performing loans, a provision is recorded in the amount of the accrual for any accrued but unpaid interest at the date the loan is classified as non-performing, resulting in a charge to the consolidated statements of operations. In addition, the Group continues to add accrued interest receivable to the loans balance for collection purposes; however, a provision is recorded resulting in no interest income recognition. On a regular basis thereafter, the outstanding principal balance is evaluated for collectibility and a provision is established, as necessary.

A loan can be further downgraded to non-interest-earning when the collection of interest is considered so doubtful that further accrual of interest is deemed inappropriate. At that time, and on a quarterly or more frequent basis thereafter depending on various risk factors, the outstanding principal balance, net of provisions previously recorded, is evaluated for collectibility and additional provisions are established as required. Write-off of a loan occurs when it is considered certain that there is no possibility of recovering the outstanding principal. Recoveries of loans previously written off are recorded based on the cash or estimated fair value of other amounts received.

Loans that are not already classified as non-performing or non-interest-earning but were modified in a troubled debt restructuring are reported as restructured loans. Generally, a restructured loan would have been considered impaired and an associated allowance for loan losses established prior to the restructuring. Loans that have been restructured in a troubled debt restructuring and are performing according to the new terms continue to accrue interest.

Potential problem loans are impaired loans not already classified as non-performing, non-interest earning or restructured loans where contractual payments have been received according to schedule, but where doubt exists as to the collection of future contractual payments. Potential problem loans are evaluated for impairment on an individual basis and an allowance for loan losses is established as necessary. Potential problem loans continue to accrue interest.

The amortization of net loan fees or costs on impaired loans is generally discontinued during the periods in which matured and unpaid interest or principal is outstanding. On settlement of a loan, if the loan balance is not collected in full, an allowance is established for the uncollected amount, if necessary, and the loan is then written off, net of any deferred loan fees and costs.

Interest collected on non-performing loans and non-interest-earning loans is accounted for using the cash basis or the cost recovery method or a combination of both, as appropriate.
Generally, a non-performing loan may be restored to performing status only when delinquent principal and interest are brought up to date in accordance with the terms of the loan agreement and when certain performance criteria are met.

Lease financing transactions where the Group is the lessor are classified as loans. Unearned income is amortized to interest and dividend income over the lease term using the effective interest method.

Loans held-for-sale
Loans, which the Group has the intent to sell in the foreseeable future, are considered held-for-sale and are carried at the lower of amortized cost or market value determined on either an individual method basis, or in the aggregate for pools of similar loans if sold or securitized as a pool. Loans held-for-sale are included in other assets. Gains and losses on loans held-for-sale are recorded in other revenues.

Purchased impaired loans
Purchased loans for which it is probable at acquisition that all contractually required payments will not be received are recorded at their net purchase price and no allowances are carried over. The excess of the estimated cash flows to be collected over the amount paid is accreted into interest income over the estimated recovery period when reasonable estimates can be made about the timing and amount of recovery. The Group does not consider such loans to be impaired at the time of acquisition. Such loans are deemed impaired only if the Group’s estimate of cash to be received decreases below the estimate at the time of acquisition. Increases in the estimated expected recovery is recorded as a reversal of allowances, if any, and then recognized as an adjustment of the effective yield of the loan.

Loans held at fair value under the fair value option
Loans and loan commitments for which the fair value option is elected are reported at fair value with changes in fair value reported in trading revenues. The application of the fair value option does not change the loan’s classification. Loan commitments carried at fair value are recorded in other assets or other liabilities, respectively.

Premises and equipment
Premises are carried at cost less accumulated depreciation and are depreciated over their estimated useful lives, generally 40 to 67 years. Land is carried at historical cost and is not depreciated. Alterations and improvements to rented premises are depreciated over the shorter of the lease term or estimated useful life. Other tangible fixed assets such as computers, machinery, furnishings, vehicles and other equipment are depreciated using the straight-line method over their estimated useful lives, generally three to five years.

The Group capitalizes costs relating to the acquisition, installation and development of software with a measurable economic benefit, but only if such costs are identifiable and can be reliably measured. The Group depreciates capitalized software costs on a straight-line basis over the estimated useful life of the software, generally not exceeding three years, taking into consideration the effects of obsolescence, technology, competition and other economic factors.

The Group reflects finance leasing activities for which it is the lessee by recording an asset in premises and equipment and a corresponding liability in other liabilities at an amount equal to the smaller of the present value of the minimum lease payments or fair value, and the leased asset is depreciated over the shorter of the asset’s estimated useful life or the lease term.

Goodwill and other intangible assets
Goodwill arises on the acquisition of subsidiaries and equity method investments. It is measured as the excess of the fair value of the consideration transferred, the fair value of any noncontrolling interest in the acquiree and the fair value of any previously held equity interest in the acquired subsidiary, over the net of the acquisition-date fair values of the identifiable assets acquired and the liabilities assumed. Goodwill is not amortized, rather it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Goodwill is allocated to the Group’s reporting units for the purposes of the impairment test.

Other intangible assets may be acquired individually or as part of a group of assets assumed in a business combination. Other intangible assets include but are not limited to: patents, licenses, copyrights, trademarks, branch networks, mortgage servicing rights, customer base and deposit relationships. Acquired intangible assets are initially measured at the amount of cash disbursed or the fair value of other assets distributed. Other intangible assets that have a finite useful life are amortized over that period. Other intangible assets acquired after January 1, 2002, that are determined to have an indefinite useful life, are not amortized. Mortgage servicing rights are included in non-amortizing other intangible assets and are carried at fair value, with changes in fair value recognized through earnings in the period in which they occur. Mortgage servicing rights represent the right to perform specified mortgage servicing activities on behalf of third parties. Mortgage servicing rights are either purchased from third parties or retained upon sale of acquired or originated loans.

Recognition of an impairment on tangible fixed assets and other intangible assets
The Group evaluates premises and equipment and other intangible assets for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the asset is considered not to be recoverable, an impairment is recorded in general and administrative expenses to the extent the fair value of the asset is less than its carrying amount. Recognition of an impairment on such assets establishes a new cost base, which is not adjusted for subsequent recoveries in value.

Income taxes
Deferred tax assets and liabilities are recorded for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities at the dates of the consolidated balance sheets and their respective tax bases. Deferred tax assets and liabilities are computed using currently enacted tax rates and are recorded in other assets and other liabilities, respectively. Income tax expense or benefit is recorded in income tax expense/(benefit), except to the extent the change relates to transactions recorded directly in total shareholders’ equity. Deferred tax assets are reduced by a valuation allowance, if necessary, to the amount that management believes will more likely than not be realized. Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates in the period in which changes are approved by the relevant authority. Deferred tax assets and liabilities are presented on a net basis for the same tax-paying component within the same tax jurisdiction.

The Group follows the guidance in ASC Topic 740 – Income Taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. The Group determines whether it is more likely than not that an income tax position will be sustained upon examination based on the technical merits of the position. Sustainable income tax positions are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each such sustainable income tax position is measured at the largest amount of benefit that is more likely than not to be realized upon ultimate settlement.

Life settlement contracts
Life settlement contracts are initially recognized at the transaction price and subsequently carried at fair value unless the Group elects to apply the investment method. The contracts that are not accounted for under the investment method are carried at fair value and are recorded in trading assets.

Under the investment method, the contracts are initially recognized at the transaction price plus any directly related external costs and are recorded in other investments. Subsequently, all continuing premium payments made are capitalized unless the aggregated carrying value exceeds fair value in which case an impairment allowance is established so that the carrying value does not exceed fair value.

Brokerage receivables and brokerage payables
The Group recognizes receivables and payables from transactions in financial instruments purchased from and sold to customers, banks, and broker-dealers. The Group is exposed to risk of loss resulting from the inability of counterparties to pay for or deliver financial instruments purchased or sold, in which case the Group would have to sell or purchase, respectively, these financial instruments at prevailing market prices. To the extent an exchange or clearing organization acts as counterparty to a transaction, credit risk is generally considered to be limited. The Group establishes credit limits for each customer and requires them to maintain margin collateral in compliance with applicable regulatory and internal guidelines. In order to conduct trades with an exchange or a third-party bank, the Group is required to maintain a margin. This is usually in the form of cash and deposited in a separate margin account with the exchange or broker. If available information indicates that it is probable that a brokerage receivable is impaired, an allowance is established. Write-offs of brokerage receivables occur if the outstanding amounts are considered uncollectible.

Other assets
Derivative instruments used for hedging
Derivative instruments are carried at fair value. The fair values of derivative instruments held for hedging are included as other assets or other liabilities in the consolidated balance sheets. The accounting treatment used for changes in fair value of hedging derivatives depends on the designation of the derivative as either a fair value hedge, cash flow hedge or hedge of a net investment in a foreign operation. Changes in fair value representing hedge ineffectiveness are reported in trading revenues.

Long-term debt
Total long-term debt is comprised of debt issuances which do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign currency denominated fixed and variable rate bonds.

The Group actively manages the interest rate risk on vanilla debt through the use of derivative contracts, primarily interest rate and currency swaps, in particular, fixed rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value this fixed rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008 and instead applies hedge accounting per the guidance of ASC Topic 815 – Derivatives and Hedging.

The Group’s long-term debt also includes various equity-linked and other indexed instruments with embedded derivative features, whose payments and redemption values are linked to commodities, stocks, indices, currencies or other assets. The Group elected to account for substantially all of these instruments at fair value. Changes in the fair value of these instruments are recognized as a component of trading revenues.

Other liabilities
Guarantees
In cases where the Group acts as a guarantor, the Group recognizes in other liabilities, at the inception of a guarantee, a liability for the fair value of the obligations undertaken in issuing such a guarantee, including its ongoing obligation to perform over the term of the guarantee in the event that certain events or conditions occur.

Pensions and other post-retirement benefits
The Group uses the projected unit credit actuarial method to determine the present value of its projected benefit obligations (PBO) and the current and past service costs or credits related to its defined benefit and other postretirement benefit plans. The measurement date used to perform the actuarial valuation is December 31.

Certain key assumptions are used in performing the actuarial valuations. These assumptions must be made concerning the future events that will determine the amount and timing of the benefit payments and thus require significant judgment and estimates by Group management. Among others, assumptions have to be made with regard to discount rates, expected return on plan assets and salary increases.

The assumed discount rates reflect the rates at which the pension benefits could be effectively settled. These rates are determined based on yields of high-quality corporate bonds currently available and are expected to be available during the period to maturity of the pension benefits. In countries where no deep market in high-quality corporate bonds exists, the estimate is based on governmental bonds adjusted to include a risk premium reflecting the additional risk for corporate bonds.

The expected long-term rate of return on plan assets is determined on a plan-by-plan basis, taking into account asset allocation, historical rate of return, benchmark indices for similar type pension plan assets, long-term expectations of future returns and investment strategy.

Health care cost trend rates are determined by reviewing external data and the Group’s own historical trends for health care costs. Salary increases are determined by reviewing external data and considering internal projections.

The funded status of the Group’s defined benefit postretirement and pension plans are recognized in the consolidated balance sheets.
Actuarial gains and losses in excess of 10% of the greater of the PBO or the market value of plan assets and unrecognized prior service costs or credits are amortized to net periodic pension and other post-retirement cost on a straight-line basis over the average remaining service life of active employees expected to receive benefits.

The Group records pension expense for defined contribution plans when the employee renders service to the company, essentially coinciding with the cash contributions to the plans.
Share-based compensation
For all share-based awards granted to employees and existing awards modified on or after January 1, 2005, compensation expense is measured at grant date or modification date based on the fair value of the number of awards for which the requisite service is expected to be rendered and is recognized in the consolidated statements of operations over the required service period on a straight-line basis. For all outstanding unvested share-based awards as of January 1, 2005, compensation expense is measured based on the original grant date fair value of the award and is recognized over the remaining requisite service period of each award on a straight-line basis.

The Group uses the tax law ordering approach to determine the portion of the total tax expense that relates to windfall tax benefits that are to be recorded in additional paid-in capital. In addition, it elected to use the practical transition option in determining the amount of windfall tax benefits recorded in additional paid-in capital arising on awards that were fully vested prior to January 1, 2005.

Compensation expense for share-based awards with only a service condition that affects vesting and that are subject to graded vesting is recognized on a straight-line basis over the service period for the entire award. Further, recognition of compensation expense is accelerated to the date an employee becomes eligible for retirement. For awards granted to employees eligible for retirement prior to January 1, 2005, the Group’s policy is to record compensation expense over the requisite service period.

Certain share-based awards also contain a performance condition, where the number of shares the employee is to receive is dependant on the performance (e.g., net income or return on equity (ROE)) of the Group or a division of the Group. If the employee is also required to provide the service stipulated in the award terms, the amount of compensation expense attributed to the incremental additional units expected to be received at vesting due to this performance condition is estimated on the grant date and subsequent changes in this estimate are recorded in the consolidated statements of operations over the remaining service period.

When awards contain market conditions, where the number of shares the employee receives varies based on changes in the Group share price, the incremental amount of extra shares the employee is expected to receive due to the market condition is estimated on the grant date and the total compensation expense is not adjusted thereafter for changes in the Group share price.

Certain employees own non-substantive equity interests in the form of carried interests in private equity funds managed by the Group. Expenses recognized under these ownership interests are reflected in the consolidated statements of operations in compensation and benefits.

The Group has certain option plans outstanding, primarily related to 1999 and prior years, which include a cash settlement feature. For those plans, liability award accounting is applied until settlement of the awards.

Own shares, own bonds and financial instruments on own shares
The Group may buy and sell own shares, own bonds and financial instruments on own shares within its normal trading and market-making activities. In addition, the Group may hold its own shares to satisfy commitments arising from employee share-based compensation awards. Own shares are recorded at cost and reported as treasury shares, resulting in a reduction to total shareholders’ equity. Financial instruments on own shares are recorded as assets or liabilities or as equity when the criteria for equity classification are met. Dividends received by subsidiaries on own shares and unrealized and realized gains and losses on own shares classified in total shareholders’ equity are excluded from the consolidated statements of operations.

Net interest income
Interest income and interest expense arising from interest-bearing assets and liabilities other than those carried at fair value or the lower of cost or market (LOCOM) are accrued, and any related net deferred premiums, discounts, origination fees or costs are amortized as an adjustment to the yield over the life of the related asset and liability. Interest from debt securities and dividends on equity securities carried as trading assets and trading liabilities are recorded in interest and dividend income. For further information on interest on loans, refer to Loans.

Commissions and fees
Fee revenue is recognized when all of the following criteria have been met: persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable and collectibility is reasonably assured. Fee income can be divided into two broad categories: income earned from services that are provided over a certain period of time, for which customers are generally billed on an annual or semi-annual basis, and income earned from providing transaction-type services. Fees earned from services that are provided over a certain period of time are recognized ratably over the service period. Fees earned from providing transaction-type services are recognized when the service has been completed. Performance-linked fees or fee components are recognized at any contractual measurement date when the contractually agreed thresholds are met.

Revenues from underwriting and fees from mergers and acquisitions and other corporate finance advisory services are recorded at the time the underlying transactions are substantially completed and there are no other contingencies associated with the fees.

Transaction-related expenses are deferred until the related revenue is recognized assuming they are deemed direct and incremental; otherwise, they are expensed as incurred.
In circumstances where the Group contracts to provide multiple products, services or rights to a counterparty, an evaluation is made as to whether separate revenue recognition events have occurred. This evaluation considers the stand-alone value of items already delivered and if there is a right of return or warranties on delivered items and services, and the probability of delivery of remaining undelivered items or services. This evaluation is made on a transaction by transaction basis.

If the criteria noted are met, then the transaction is considered a multiple-deliverable arrangement where revenue recognition is determined separately for each deliverable. The consideration received on the total arrangement is allocated to the multiple deliverables based on the selling price of each deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence if available, third-party evidence if vendor-specific objective evidence is not available, or estimated selling price if neither vendor-specific objective evidence or third-party evidence is available.

Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis.

Recently issued accounting standards	12 Months Ended
Dec. 31, 2010
Recently issued accounting standards.
Recently issued accounting standards
2 Recently issued accounting standards
FASB establishes Accounting Standards Codification
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification (Codification or ASC) as the single authoritative source of US GAAP. The Codification became effective July 1, 2009 and superseded all existing non-SEC accounting and reporting standards. Under the Codification, the FASB does not issue new accounting standards in the form of Standards, FASB Staff Positions or Emerging Issues Task Force Abstracts. The FASB instead issues Accounting Standards Updates (ASU), which serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on changes to the Codification. United States (US) Securities and Exchange Commission (SEC) rules and interpretive releases remain in force for SEC registrants.

The Codification was not intended to change US GAAP, but it changed the manner in which authoritative accounting guidance is organized, presented and referenced. These financial statements include references only to the Codification topics.

Recently adopted accounting standards
ASC Topic 310 – Receivables
In January 2011, the FASB issued ASU 2011-01, “Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20” (ASU 2011-01), an update to Topic 310 – Receivables.

The amendment in ASU 2011-01 temporarily delays the effective date of the disclosures about troubled debt restructurings in ASU 2010-20. ASU 2011-01 was effective upon issuance and the adoption thereof did not impact the Group’s financial condition, results of operations or cash flows.

In July 2010, the FASB issued ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (ASU 2010-20), an update to Topic 310 – Receivables.
The amendments in ASU 2010-20 enhance disclosures about the credit quality of financing receivables and the allowance for credit losses. As a result of the update, entities are required to provide a greater level of disaggregated information about the credit quality of financing receivables and the allowance for credit losses. Entities are also required to disclose credit quality indicators, past due information, and modifications of its financing receivables. The enhanced disclosures will help financial statement users assess an entity’s credit risk exposures and its allowance for credit losses.

The disclosures as of the end of a reporting period are effective for the first interim or annual reporting period ending after December 15, 2010. The disclosures about activity that occured during a reporting period will be effective for the first interim or annual reporting period beginning after December 15, 2010. ASU 2010-20 is an update only for disclosures and as such does not impact the Group’s financial position, results of operations or cash flows.

In April 2010, the FASB issued ASU 2010-18, “Effect of a Loan Modification When the Loan Is Part of a Pool That Is Accounted for as a Single Asset” (ASU 2010-18), an update to Topic 310 – Receivables.
As a result of this update, modifications of loans that are accounted for within a pool do not result in the removal of these loans from the pool even if the modifications of those loans would otherwise be considered a troubled debt restructuring. An entity is required to continue to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change.

ASU 2010-18 was effective for the first interim or annual reporting period that began after July 15, 2010, with early adoption permitted. The adoption of ASU 2010-18 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

ASC Topic 810 – Consolidation
In February 2010, the FASB issued ASU 2010-10, “Amendments for Certain Investment Funds” (ASU 2010-10), an update to Topic 810 – Consolidation. The amendments to the consolidation requirements of Topic 810 resulting from the issuance of Statement of Financial Accounting Standards (SFAS) No.167, “Amendments to FASB Interpretation No. 46(R)” (SFAS 167) are deferred for a reporting entity’s interest in an entity (1) that has all the attributes of an investment company or (2) for which it is industry practice to apply investment company accounting. The deferral does not apply in situations in which a reporting entity has the explicit or implicit obligation to fund losses of an entity that could potentially be significant to the entity. The deferral also does not apply to interests in securitization entities, asset-backed financing entities, or entities formerly considered qualified special purpose entities (QSPEs). An entity that qualifies for deferral will continue to be assessed under the overall guidance on the consolidation of VIEs in Subtopic 810-10 (before the SFAS 167 amendments) or other applicable consolidation guidance, such as the guidance for consolidation of partnerships in Subtopic 810-20. The amendments in ASU 2010-10 do not defer the disclosure requirements in the SFAS 167 amendments to Topic 810.

ASU 2010-10 was effective for annual reporting periods that began after November 15, 2009 (January 1, 2010 for the Group) and for interim and annual reporting periods thereafter. The impact of adopting ASU 2010-10 on January 1, 2010 is included in the impacts below regarding the adoption of ASU 2009-17.

In January 2010, the FASB issued ASU 2010-02, “Accounting and Reporting for Decreases in Ownership of a Subsidiary – a Scope Clarification”, (ASU 2010-02). ASU 2010-02 provides amendments to Subtopic 810-10 to clarify the scope of the decrease in ownership provisions. The amendment also clarifies the transactions to which the decrease in ownership guidance in Subtopic 810-10 does not apply. ASU 2010-02 also expands the disclosure about the deconsolidation of a subsidiary or derecognition of a group of assets within Subtopic 810-10.

The Group adopted the provisions of ASU 2010-02 retrospectively to January 1, 2009. The adoption of the guidance did not have an impact on the Group’s financial condition, results of operations or cash flows.

In December 2009, the FASB issued ASU 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (ASU 2009-17). ASU 2009-17 was issued to update the Codification for the June 2009 issuance of SFAS 167. ASU 2009-17 changes how a reporting entity determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. Under this standard, the determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity’s purpose and design and the reporting entity’s ability to direct the activities of the other entity that most significantly impact the other entity’s economic performance.

ASU 2009-17 was effective for annual reporting periods that began after November 15, 2009 (January 1, 2010 for the Group) and for interim and annual reporting periods thereafter.
The adoption of ASU 2009-17 on January 1, 2010 resulted in an increase of CHF 15.0 billion to our consolidated balance sheet and a reduction in total shareholders’ equity of CHF 2.2 billion, net of tax. The consolidation of these entities did not have an impact on tier 1 capital or risk-weighted assets. For further information, refer to Note 32 – Transfers of financial assets and variable interest entities.

Upon consolidation, transactions between the Group and the formerly unconsolidated entities became intercompany transactions and are eliminated.
ASC Topic 815 – Derivatives and Hedging
In March 2010, the FASB issued ASU 2010-11, “Scope Exception Related to Embedded Credit Derivatives” (ASU 2010-11), an update to Topic 815 – Derivatives and Hedging. ASU 2010-11 provides clarification on the scope exception in Topic 815 to clarify the type of embedded credit derivatives that are exempt from embedded derivative bifurcation requirements. Only one form of embedded credit derivative qualifies for the exemption and it relates only to the subordination of one financial instrument to another.

ASU 2010-11 was effective for the first interim or annual reporting period that began after June 15, 2010 with early adoption permitted. The adoption of ASU 2010-11 on July 1, 2010 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

ASC Topic 820 – Fair Value Measurements and Disclosures
In January 2010, the FASB issued ASU 2010-06, “Improving Disclosures about Fair Value Measurements” (ASU 2010-06), an update to Topic 820 – Fair Value Measurements and Disclosures. ASU 2010-06 requires both new and clarifies existing fair value measurement disclosures. The new requirements include disclosure of significant transfers in and out of level 1 and 2 and gross presentation of purchases, sales, issuances, and settlements in the reconciliation of beginning and ending balances of level 3 instruments. The clarifications required by ASU 2010-06 include the level of disaggregation in the fair value hierarchy and level 3 reconciliation of assets and liabilities by class of financial instrument. In addition the ASU expanded disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements included in levels 2 and 3 of the fair value hierarchy.

The new disclosures and clarifications were effective for interim and annual periods that began after December 15, 2009, except for the disclosures on purchases, sales, issuances, and settlements in reconciliation of beginning and ending balances of level 3 instruments, which are effective for fiscal years beginning after December 15, 2010. ASU 2010-06 is an update only for disclosures and as such did not impact the Group’s financial position, results of operations or cash flows. For further information, refer to Note 33 – Financial instruments.

ASC Topic 855 – Subsequent Events
In February 2010, the FASB issued ASU 2010-09, “Amendments to Certain Recognition and Disclosure Requirements” (ASU 2010-09), an update to Topic 855 – Subsequent Events. ASU 2010-09 provides amendments as follows:

(i) an entity that either (a) is an SEC filer or (b) is a conduit bond obligor for conduit debt securities that are traded in a public market is required to evaluate subsequent events through the date that the financial statements are issued;

(ii) an entity that is an SEC filer is not required to disclose the date through which subsequent events have been evaluated; and
(iii) the scope of the reissuance disclosure requirements is refined to include revised financial statements only.
ASU 2010-09 was effective upon issuance. The adoption of the guidance did not have a material impact on the Group’s financial condition, results of operations or cash flows.
ASC Topic 860 – Transfers and Servicing
In December 2009, the FASB issued ASU 2009-16, “Accounting for Transfer of Financial Assets” (ASU 2009-16). ASU 2009-16 was issued to update the Codification for the June 2009 issuance of SFAS No. 166, “Accounting for Transfer of Financial Assets – an amendment of FASB Statement No. 140”, which previously had not been incorporated into the Codification. ASU 2009-16 requires additional disclosures about the transfer of financial assets, including securitization transactions, and continuing exposure to the risks related to transferred financial assets. It eliminates the concept of a “qualifying special-purpose entity”. ASU 2009-16 also changes the requirements for derecognizing financial assets.

ASU 2009-16 was effective for annual periods that began after November 15, 2009 (January 1, 2010 for the Group) and for interim or annual reporting periods thereafter. This standard applies to prospective transactions entered into after the effective date and generally relates to whether transactions are recognized as sales or secured financings for accounting purposes but does not change the economics of the underlying transactions. The adoption of ASU 2009-16 on January 1, 2010 did not have a material impact on the Group’s financial condition, results of operations or cash flows.

Business developments	12 Months Ended
Dec. 31, 2010
Business developments
Business developments
3 Business developments
The Group’s significant divestitures and acquisitions for the years ended December 31, 2010, 2009 and 2008, respectively, as well as the Group’s significant shareholders are discussed below.
Divestitures
In 2009, the Group completed the sale of part of its traditional investment strategies business in Asset Management to Aberdeen Asset Management (Aberdeen) announced on December 31, 2008. For further information refer to Note 4 – Discontinued operations.

Acquisitions
In 2010, the Group acquired a significant noncontrolling interest of York Capital Management (York), a global hedge fund manager, based in New York. Under the terms of the transaction, the Group paid an initial USD 425 million (CHF 419 million) for its interest in York. The transaction also provides for earn-out payments based on five-year financial performance by York as well as non-compete arrangements for the chief executive officer (CEO), chief investment officer and other senior York principals.

As of November 17, 2010, Credit Suisse Group AG owned 99.95% of the share capital of Neue Aargauer Bank AG. Credit Suisse Group AG has applied for the cancellation of the remaining shares pursuant to Art. 33 of the Swiss Federal Act on Stock Exchanges and Securities Trading.

In 2008, the Group acquired over 80% of Asset Management Finance LLC (AMF) for USD 384 million (CHF 423 million) in newly issued Group shares. AMF provides capital to asset managers in exchange for a passive non-voting, limited-term interest in a manager’s future revenues.

Significant shareholders
In a disclosure notification that the Group received on February 1, 2010, Crescent Holding GmbH, a company controlled by the Olayan Group, confirmed that it continues to hold 78.4 million shares, or 6.60%, of the registered Group shares as of January 30, 2010.

In a disclosure notification that the Group received on August 27, 2010, the Group was notified that as of April 28, 2010, Qatar Holding Netherlands B.V. held 73.2 million shares, or 6.17%, of the registered Group shares.

Discontinued operations	12 Months Ended
Dec. 31, 2010
Discontinued operations.
Discontinued operations
4 Discontinued operations
On December 31, 2008 the Group signed an agreement to sell part of its traditional investments business in Asset Management to Aberdeen. The transaction was completed in stages with the final closing on July 1, 2009. The gain on disposal in 2009 represented gains from the deconsolidation of subsidiaries and primarily included valuation gains of CHF 228 million on the Aberdeen shares received and the effect of a decrease in net assets transferred to Aberdeen. The loss on disposal in 2008 included a charge on allocated goodwill of CHF 577 million. In return for the sale of these businesses, the Group acquired 240 million shares in Aberdeen, representing a total interest of 23.9%, with subsequent ownership changes reflected in continuing operations. Prior to this transaction, Aberdeen was an unrelated party to the Group. In the first and third quarters of 2010, Aberdeen issued shares resulting in a reduction of our ownership percentage to 21.0% as of December 31, 2010. As part of the sale of the traditional investments business, we purchased certain assets in the amount of CHF 114 million in the first quarter of 2010 in accordance with contractual obligations and recognized unrealized losses of CHF 19 million included in discontinued operations.

The results of operations of the business sold have been reflected in income/(loss) from discontinued operations in the consolidated statements of operations for all periods presented. The assets and liabilities of the business sold have been presented as assets of discontinued operations held-for-sale and liabilities of discontinued operations held-for-sale, respectively, in the consolidated balance sheet beginning in the fourth quarter of 2008. Assets and liabilities are reclassified as held-for-sale in the period in which the disposal determination is made, and prior periods are not reclassified.

Income/(loss) from discontinued operations
in	2010	2009		2008

Income/(loss) from discontinued operations (CHF million)

Net revenues	(19)	56		346

Total expenses	0	(167)		(393)

Income/(loss) from discontinued operations before taxes	(19)	(111)		(47)

Gain/(loss) on disposal	0	261	[1]	(463)

Income tax expense/(benefit)	0	(19)		21

Income/(loss) from discontinued operations, net of tax	(19)	169		(531)

1 Represents net gains/(losses) from the deconsolidation of subsidiaries. The Group did not retain any investment in the former subsidiaries.

Segment information	12 Months Ended
Dec. 31, 2010
Segment information
Segment information
5 Segment information
The Group is a global financial services company domiciled in Switzerland. The Group’s business consists of three segments: Private Banking, Investment Banking and Asset Management. The three segments are complemented by Shared Services, which provides support in the areas of finance, operations, human resources, legal and compliance, risk management and IT.

The segment information reflects the Group’s reportable segments as follows:
– Private Banking offers comprehensive advice and a broad range of wealth management solutions, including pension planning, life insurance products, tax planning and wealth and inheritance advice, which are tailored to the needs of high-net-worth and ultra-high-net-worth individuals worldwide. In Switzerland, it supplies banking products and services to individual clients, including affluent, high-net-worth and ultra-high-net-worth clients, and corporates and institutions.

– Investment Banking offers investment banking and securities products and services to corporate, institutional and government clients around the world. Its products and services include debt and equity underwriting, sales and trading, M&A advice, divestitures, corporate sales, restructuring and investment research.

– Asset Management offers integrated investment solutions and services to institutions, governments and private clients. It provides access to a wide range of investment classes, building on its global strengths in alternative investments and traditional investments.

Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses that have not been allocated to the segments. In addition, Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses.

Noncontrolling interest-related revenues and expenses resulting from the consolidation of certain private equity funds and other entities in which the Group does not have a significant economic interest (SEI) in such revenues and expenses are reported as noncontrolling interests without SEI. The consolidation of these entities does not affect net income as the amounts recorded in net revenues and total operating expenses are offset by corresponding amounts reported as noncontrolling interests. In addition, our tax expense is not affected by these revenues and expenses.

Revenue sharing and cost allocation
Responsibility for each product is allocated to a segment, which records all related revenues and expenses. Revenue-sharing and service level agreements govern the compensation received by one segment for generating revenue or providing services on behalf of another. These agreements are negotiated periodically by the relevant segments on a product-by-product basis.

The aim of revenue-sharing and cost allocation agreements is to reflect the pricing structure of unrelated third-party transactions.
Corporate services and business support in finance, operations, including human resources, legal and compliance, risk management and IT are provided by the Shared Services area. Shared Services costs are allocated to the segments and Corporate Center based on their requirements and other relevant measures.

Funding
The Group centrally manages its funding activities. New securities for funding and capital purposes are issued primarily by Credit Suisse AG, the Swiss bank subsidiary of the Group (the Bank). The Bank lends funds to its operating subsidiaries and affiliates on both a senior and subordinated basis, as needed, the latter typically to meet capital requirements, or as desired by management to capitalize on opportunities. Capital is distributed to the segments considering factors such as regulatory capital requirements, utilized economic capital and the historic and future potential return on capital.

Transfer pricing, using market rates, is used to record net revenues and expense in each of the segments for this capital and funding. The Group’s funds transfer pricing system is designed to allocate to its businesses funding costs in a way that incentivizes their efficient use of funding. The Group’s funds transfer pricing system is an essential tool that allocates to the businesses the short-term and long-term costs of funding their balance sheet and the costs associated with funding liquidity and balance sheet items, such as goodwill, which are beyond the control of individual businesses. This is of greater importance in a stressed capital markets environment where raising funds is more challenging and expensive. Under this system, the Group’s businesses are also credited to the extent they provide long-term stable funding.

Taxes
The Group’s segments are managed and reported on a pre-tax basis.
Net revenues and income/(loss) from continuing operations before taxes
in	2010	2009	2008

Net revenues (CHF million)

Private Banking	11,631	11,662	12,907

Investment Banking	16,214	20,537	(1,971)

Asset Management	2,332	1,842	632

Corporate Center	448	(424)	294

Noncontrolling interests without significant economic interest	761	(323)	(2,594)

Net revenues	31,386	33,294	9,268

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking	3,426	3,651	3,850

Investment Banking	3,531	6,845	(13,792)

Asset Management	503	35	(1,185)

Corporate Center	(660)	(1,948)	(1,036)

Noncontrolling interests without significant economic interest	687	(506)	(2,739)

Income/(loss) from continuing operations before taxes	7,487	8,077	(14,902)

Total assets
end of	2010	2009

Total assets (CHF million)

Private Banking	337,496	345,488

Investment Banking	803,613	819,081

Asset Management	27,986	19,289

Corporate Center [1]	(143,945)	(161,826)

Noncontrolling interests without significant economic interest	6,855	9,395

Total assets	1,032,005	1,031,427

1 Under the central treasury model, Group financing results in intra-Group balances between the segments. The elimination of these assets and liabilities occurs in the Corporate Center.

Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2010	2009	2008

Net revenues (CHF million)

Switzerland	9,185	10,383	12,869

EMEA	7,411	6,641	(3,774)

Americas	12,844	13,876	(751)

Asia Pacific	1,946	2,394	924

Net revenues	31,386	33,294	9,268

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	1,734	2,383	5,387

EMEA	1,519	649	(10,137)

Americas	5,036	5,234	(8,307)

Asia Pacific	(802)	(189)	(1,845)

Income/(loss) from continuing operations before taxes	7,487	8,077	(14,902)

The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.

Total assets by geographic location
end of	2010	2009

Total assets (CHF million)

Switzerland	185,102	178,026

EMEA	271,001	271,640

Americas	476,808	495,950

Asia Pacific	99,094	85,811

Total assets	1,032,005	1,031,427

The designation of total assets by region is based upon customer domicile.

Net interest income	12 Months Ended
Dec. 31, 2010
Net interest income
Net interest income
6 Net interest income
in	2010	2009	2008

Net interest income (CHF million)

Loans	5,268	6,275	8,989

Investment securities	95	243	639

Trading assets	14,056	13,333	18,213

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,666	3,079	13,533

Other	3,448	2,358	6,565

Interest and dividend income	25,533	25,288	47,939

Deposits	(1,601)	(2,970)	(10,365)

Short-term borrowings	(63)	(248)	(498)

Trading liabilities	(9,011)	(7,362)	(8,516)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,637)	(2,261)	(12,521)

Long-term debt	(6,333)	(5,031)	(4,920)

Other	(347)	(525)	(2,583)

Interest expense	(18,992)	(18,397)	(39,403)

Net interest income	6,541	6,891	8,536

Commissions and fees	12 Months Ended
Dec. 31, 2010
Commissions and fees
Commissions and fees
7 Commissions and fees
in	2010	2009	2008

Commissions and fees (CHF million)

Lending business	1,455	1,048	815

Investment and portfolio management	4,316	4,289	5,263

Other securities business	75	136	215

Fiduciary business	4,391	4,425	5,478

Underwriting	2,125	2,375	1,049

Brokerage	3,953	4,102	4,925

Underwriting and brokerage	6,078	6,477	5,974

Other services	2,154	1,800	2,545

Commissions and fees	14,078	13,750	14,812

Trading revenues	12 Months Ended
Dec. 31, 2010
Trading revenues.
Trading revenues
8 Trading revenues
in	2010	2009

Trading revenues (CHF million)

Interest rate products	5,866	9,850

Foreign exchange products	2,258	314

Equity/index-related products	2,211	4,427

Credit products	(1,644)	(3,971)

Commodity, emission and energy products	323	560

Other products	324	971

Total	9,338	12,151

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types. This disclosure was adopted prospectively as of January 1, 2009.

Trading revenues includes revenues from trading financial assets and liabilities as follows:
– Equities;
– Commodities;
– Listed and OTC derivatives;
– Derivatives linked to funds of hedge funds and providing financing facilities to funds of hedge funds;
– Market making in the government bond and associated OTC derivative swap markets;
– Domestic, corporate and sovereign debt, convertible and non-convertible preferred stock and short-term securities such as floating rate notes and commercial paper (CP);
– Market making and positioning in foreign exchange products;
– Credit derivatives on investment grade and high yield credits;
– Trading and securitizing all forms of securities that are based on underlying pools of assets; and
– Life settlement contracts.
Trading revenues also includes changes in the fair value of financial assets and liabilities elected to fair value under US GAAP. The main components include certain instruments from the following categories:

– Central bank funds purchased/sold;
– Securities purchased/sold under resale/repurchase agreements;
– Securities borrowing/lending transactions;
– Loans and loan commitments; and
– Customer deposits, short-term borrowings and long-term debt.
Managing the risks
As a result of the Group’s broad involvement in financial products and markets, its trading strategies are correspondingly diverse and exposures are generally spread across a diversified range of risk factors and locations. The Group uses an economic capital limit structure to limit overall risk taking. The level of risk incurred by its divisions is further restricted by a variety of specific limits, including consolidated controls over trading exposures. Also, as part of its overall risk management, the Group holds a portfolio of economic hedges. Hedges are impacted by market movements, similar to trading securities, and may result in gains or losses on the hedges which offset losses or gains on the portfolios they were designed to economically hedge. The Group manages its trading risk with regard to both market and credit risk. For market risk, it uses tools capable of calculating comparable exposures across its many activities, as well as focused tools that can specifically model unique characteristics of certain instruments or portfolios.

The principal measurement methodology for trading assets, as well as most instruments for which the fair value option was elected, is value-at-risk. The Group holds securities as collateral and enters into credit default swaps (CDS) to mitigate the credit risk on these products.

Other revenues	12 Months Ended
Dec. 31, 2010
Other revenues.
Other revenues
9 Other revenues
in	2010	2009	2008

Other revenues (CHF million)

Noncontrolling interests without significant economic interest	737	(523)	(2,750)

Loans held-for-sale	(84)	(287)	(269)

Long-lived assets held-for-sale	(176)	24	56

Equity method investments	209	120	(82)

Other investments	170	549	(1,540)

Other	573	619	385

Other revenues	1,429	502	(4,200)

Provision for credit losses	12 Months Ended
Dec. 31, 2010
Provision for credit losses
Provision for credit losses
10 Provision for credit losses
in	2010	2009	2008

Provision for credit losses (CHF million)

Provision for loan losses	(93)	315	585

Provision for lending-related and other exposures	14	191	228

Provision for credit losses	(79)	506	813

Compensation and benefits	12 Months Ended
Dec. 31, 2010
Compensation and benefits
Compensation and benefits
11 Compensation and benefits
in	2010	2009	2008

Compensation and benefits (CHF million)

Salaries and deferred and variable compensation	12,481	13,412	11,683

Social security	928	1,015	771

Other [1]	1,190	586	800

Compensation and benefits	14,599	15,013	13,254

1 Includes pension and other post-retirement expense of CHF 483 million and the UK levy on variable compensation of CHF 404 million in 2010, pension and other post-retirement expense of CHF 347 million and CHF 478 million in 2009 and 2008, respectively.

General and administrative expenses	12 Months Ended
Dec. 31, 2010
General and administrative expenses
General and administrative expenses
12 General and administrative expenses
in	2010	2009	2008

General and administrative expenses (CHF million)

Occupancy expenses	1,191	1,190	1,156

IT, machinery, etc.	1,348	1,230	1,215

Provisions and losses	533	1,457	955

Travel and entertainment	473	448	583

Professional services	2,176	1,835	2,140

Goodwill impairment	0	0	82

Amortization and impairment of other intangible assets	35	49	121

Other	1,475	1,492	1,557

General and administrative expenses	7,231	7,701	7,809

Earnings per share	12 Months Ended
Dec. 31, 2010
Earnings per share
Earnings per share
13 Earnings per share
in	2010	2009	2008

Net income/(loss) attributable to shareholders (CHF million)

Income/(loss) from continuing operations	5,117	6,555	(7,687)

Income/(loss) from discontinued operations, net of tax	(19)	169	(531)

Net income/(loss) attributable to shareholders	5,098	6,724	(8,218)

Preferred securities dividends	(162)	(131)	(60)

Net income/(loss) attributable to shareholders for basic earnings per share	4,936	6,593	(8,278)

Available for common shares	4,670	6,204	(8,459)

Available for unvested share-based payment awards [1]	266	389	181

Net income/(loss) attributable to shareholders for diluted earnings per share	4,936	6,593	(8,278)

Available for common shares	4,671	6,214	(8,459)

Available for unvested share-based payment awards [1]	265	379	181

Weighted-average shares outstanding (million)

Weighted-average shares outstanding for basic earnings per share available for common shares	1,194.8	1,174.2	1,056.6

Dilutive share options and warrants	5.9	6.3	0.0

Dilutive share awards	0.4	29.5	0.0

Weighted-average shares outstanding for diluted earnings per share available for common shares [2]	1,201.1	1,210.0	1,056.6	[3]

Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	67.4	73.9	75.7

Basic earnings per share available for common shares (CHF)

Basic earnings/(loss) per share from continuing operations	3.93	5.14	(7.51)

Basic earnings/(loss) per share from discontinued operations	(0.02)	0.14	(0.50)

Basic earnings/(loss) per share available for common shares	3.91	5.28	(8.01)

Diluted earnings per share available for common shares (CHF)

Diluted earnings/(loss) per share from continuing operations	3.91	5.01	(7.51)

Diluted earnings/(loss) per share from discontinued operations	(0.02)	0.13	(0.50)

Diluted earnings/(loss) per share available for common shares	3.89	5.14	(8.01)

1 Losses are not allocated to unvested share-based payment awards under US GAAP. 2 Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 50.2 million, 57.3 million and 66.8 million for 2010, 2009 and 2008, respectively. 3 Due to the net loss in 2008, 6.9 million weighted-average share options and warrants outstanding and 22.1 million weighted-average share awards outstanding, were excluded from the diluted earnings per share calculation, as the effect would be antidilutive.

Securities borrowed, lent and subject to repurchase agreements	12 Months Ended
Dec. 31, 2010
Securities borrowed, lent and subject to repurchase agreements
Securities borrowed, lent and subject to repurchase agreements
14 Securities borrowed, lent and subject to repurchase agreements
end of	2010	2009

Securities borrowed or purchased under agreements to resell (CHF million)

Central bank funds sold and securities purchased under resale agreements	148,962	120,951

Deposits paid for securities borrowed	71,481	88,548

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	220,443	209,499

Securities lent or sold under agreements to repurchase (CHF million)

Central bank funds purchased and securities sold under repurchase agreements	147,878	163,615

Deposits received for securities lent	20,516	28,072

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	168,394	191,687

Repurchase and reverse repurchase agreements represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activity. These instruments are collateralized principally by government securities, money market instruments and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time.

In the event of counterparty default, the repurchase agreement or securities lending agreement provides the Group with the right to liquidate the collateral held. In the Group’s normal course of business, substantially all of the collateral received that may be sold or repledged has been sold or repledged as of December 31, 2010 and 2009.

Trading assets and liabilities	12 Months Ended
Dec. 31, 2010
Trading assets and liabilities
Trading assets and liabilities
15 Trading assets and liabilities
end of	2010	2009

Trading assets (CHF million)

Debt securities	154,555	159,415

Equity securities [1]	102,941	100,531

Derivative instruments [2]	47,744	55,131

Other	19,464	17,161

Trading assets	324,704	332,238

Trading liabilities (CHF million)

Short positions	76,094	76,946

Derivative instruments [2]	57,903	56,535

Trading liabilities	133,997	133,481

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
end of	2010	2009

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	28,500	32,231

Receivables not netted [1]	14,987	16,025

Total	43,487	48,256

Cash collateral payables (CHF million)

Payables netted against derivative positions	29,238	28,808

Payables not netted [1]	14,428	18,905

Total	43,666	47,713

1 Recorded as cash collateral on derivative instruments, refer to Note 22 - Other assets and other liabilities.

Investment securities	12 Months Ended
Dec. 31, 2010
Investment securities:
Investment securities
16 Investment securities
end of	2010	2009

Investment securities (CHF million)

Debt securities held-to-maturity	452	439

Securities available-for-sale	7,945	10,793

Total investment securities	8,397	11,232

Investment securities by type
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2010 (CHF million)

Debt securities issued by foreign governments	452	0	0	452

Debt securities held-to-maturity	452	0	0	452

Debt securities issued by the Swiss federal, cantonal or local governmental entities	267	15	0	282

Debt securities issued by foreign governments	5,975	233	2	6,206

Corporate debt securities	969	19	4	984

Collateralized debt obligations	371	13	1	383

Debt securities available-for-sale	7,582	280	7	7,855

Banks, trust and insurance companies	69	10	0	79

Industry and all other	10	1	0	11

Equity securities available-for-sale	79	11	0	90

Securities available-for-sale	7,661	291	7	7,945

2009 (CHF million)

Debt securities issued by foreign governments	410	0	0	410

Other debt securities	29	0	0	29

Debt securities held-to-maturity	439	0	0	439

Debt securities issued by the Swiss federal, cantonal or local governmental entities	291	14	0	305

Debt securities issued by foreign governments	8,718	277	2	8,993

Corporate debt securities	975	21	7	989

Collateralized debt obligations	321	19	0	340

Other debt securities	59	0	0	59

Debt securities available-for-sale	10,364	331	9	10,686

Banks, trust and insurance companies	84	9	0	93

Industry and all other	13	1	0	14

Equity securities available-for-sale	97	10	0	107

Securities available-for-sale	10,461	341	9	10,793

Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2010 (CHF million)

Debt securities issued by foreign governments	88	2	0	0	88	2

Corporate debt securities	88	1	37	3	125	4

Collateralized debt obligations	64	1	0	0	64	1

Debt securities available-for-sale	240	4	37	3	277	7

2009 (CHF million)

Debt securities issued by foreign governments	203	1	29	1	232	2

Corporate debt securities	0	0	138	7	138	7

Debt securities available-for-sale	203	1	167	8	370	9

Management determined that the unrealized losses on debt securities are primarily attributable to general market interest rate, credit spread or exchange rate movements. No significant impairment was recorded as the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
	Debt securities			Equity securities

in	2010	2009	2008	2010	2009	2008

Additional information (CHF million)

Proceeds from sales	985	723	2	3	168	53

Realized gains	5	17	3	0	22	0

Realized losses	(11)	(14)	0	0	(1)	0

Amortized cost, fair value and average yield of debt securities
	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

2010 (CHF million)

Due within 1 year	452	452	0	1,299	1,305	2.12

Due from 1 to 5 years	0	0	–	5,580	5,825	3.68

Due from 5 to 10 years	0	0	–	555	573	2.66

Due after 10 years	0	0	–	148	152	3.99

Total debt securities	452	452	0	7,582	7,855	3.34

Other investments	12 Months Ended
Dec. 31, 2010
Other investments.
Other investments
17 Other investments
end of	2010	2009

Other investments (CHF million)

Equity method investments	3,954	3,679

Non-marketable equity securities [1]	10,157	17,795

Real estate held for investment	476	420

Life finance instruments [2]	1,895	2,099

Total other investments	16,482	23,993

1 Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee. 2 Includes life settlement contracts at investment method and SPIA contracts.

Non-marketable equity securities held by subsidiaries that are considered investment companies are held by separate legal entities that are within the scope of ASC Topic 946 – Financial Services – Investment Companies. In addition, non-marketable equity securities held by subsidiaries that are considered broker-dealer entities are held by separate legal entities that are within the scope of ASC Topic 940 – Financial Services – Broker and Dealers. Non-marketable equity securities include investments in entities that regularly calculate net asset value (NAV) per share or its equivalent. For further information on such investments, refer to Note 33 – Financial instruments.

Substantially all non-marketable equity securities are carried at fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.

The Group performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing new cost bases. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. In 2010 and 2009, no impairment was recorded. An impairment of CHF 22 million was recorded in 2008.

The accumulated depreciation related to real estate held for investment amounted to CHF 321 million, CHF 375 million and CHF 368 million for 2010, 2009 and 2008, respectively.

Loans, allowance for loan losses and credit quality	12 Months Ended
Dec. 31, 2010
Loans, allowance for loan losses and credit quality
Loans, allowance for loan losses and credit quality
18 Loans, allowance for loan losses and credit quality
Loans are divided in two portfolio segments “consumer loans” and “corporate and institutional loans”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate and institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions and governments and public institutions.

The determination of the loan classes is primarily driven by the customer segmentation in the two business divisions, Private Banking and Investment Banking, that are engaged in credit activities. The Group assigns both counterparty and transaction ratings to its credit exposures. The counterparty rating reflects the probability of default (PD) of the counterparty. The transaction rating reflects the expected loss, considering collateral, on a given transaction if the counterparty defaults. Credit risk is assessed and monitored on the single obligor and single obligation level as well as on the credit portfolio level as represented by the classes of loans. Credit limits are used to manage counterparty credit risk.

Loans
end of	2010	2009

Loans (CHF million)

Mortgages	84,625	82,642

Loans collateralized by securities	24,552	21,778

Consumer finance	5,708	5,302

Consumer loans	114,885	109,722

Real estate	23,362	25,058

Commercial and industrial loans	54,673	59,616

Financial institutions	24,764	39,006

Governments and public institutions	2,207	5,198

Corporate and institutional loans	105,006	128,878

Gross loans	219,891	238,600

of which held at amortized cost	201,339	202,354

of which held at fair value	18,552	36,246

Net (unearned income)/deferred expenses	(32)	(25)

Allowance for loan losses	(1,017)	(1,395)

Net loans	218,842	237,180

Gross loans by location (CHF million)

Switzerland	138,989	136,689

Foreign	80,902	101,911

Gross loans	219,891	238,600

Impaired loan portfolio (CHF million)

Non-performing loans	961	1,297

Non-interest-earning loans	340	336

Total non-performing and non-interest-earning loans	1,301	1,633

Restructured loans	52	6

Potential problem loans	510	658

Total other impaired loans	562	664

Gross impaired loans	1,863	2,297

Allowance for loan losses
in	2010	2009	2008

Allowance for loan losses (CHF million)

Balance at beginning of period	1,395	1,639	1,234

Net movements recognized in statements of operations	(93)	315	585

Gross write-offs	(294)	(674)	(230)

Recoveries	63	63	89

Net write-offs	(231)	(611)	(141)

Provisions for interest	2	43	19

Foreign currency translation impact and other adjustments, net	(56)	9	(58)

Balance at end of period	1,017	1,395	1,639

of which individually evaluated for impairment	749	984	1,167

of which collectively evaluated for impairment	268	411	472

Allowance for loan losses and gross loans held at amortized cost by loan portfolio
end of 2010	Consumer loans	Corporate and institutional loans	Total

Allowance for loan losses (CHF million)

Balance at end of period	279	738	1,017

of which individually evaluated for impairment	210	539	749

of which collectively evaluated for impairment	69	199	268

Gross loans held at amortized cost (CHF million)

Balance at end of period	114,879	86,460	201,339

of which individually evaluated for impairment	634	1,017	1,651

of which collectively evaluated for impairment	114,245	85,443	199,688

Credit quality of loans held at amortized cost
Management monitors the credit quality of loans through its credit risk management processes, which is a structured process to assess, quantify, price, monitor and manage risk on a consistent basis. This process requires careful consideration of proposed extensions of credit, the setting of specific limits, monitoring during the life of the exposure, active use of credit mitigation tools and a disciplined approach to recognizing credit impairment.

Management evaluates many factors when assessing the credit quality of loans. These factors include the volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings, geographic, industry and other economic factors. Internal risk ratings are used as credit quality indicators for the purpose of credit quality disclosures.

The Group employs a set of credit ratings for the purpose of internally rating counterparties. Internally developed models are built from statistical data and then subject to a thorough business review before implementation. Relevant quantitative data and qualitative factors relating to the counterparty result in the assignment of a credit rating which measures the counterparty’s risk of default.

Internal ratings are reviewed annually and calibrated to external rating agencies using the historical PD associated with external ratings. Internal rating levels for PD are generally in line with the rating levels of Standard & Poor’s. Loans modified in a troubled debt restructuring are reported as restructured loans to the end of the reporting year in which the loan was modified or until expiration of any interest concession made.

Reverse repurchase agreements are fully collateralized and in the event of counterparty default the repurchase agreement provides the Group the right to liquidate the collateral held. The Group risk manages these instruments on the basis of the value of the underlying collateral as opposed to loans which are risk managed on the ability of the counterparty to repay. Therefore the underlying collateral coverage is the most appropriate credit quality indicator for reverse repurchase agreements. The Group has elected the fair value option for the majority of its reverse repurchase agreements. As such, reverse repurchase agreements have not been included in the following tables.

The following tables present the Group’s recorded investment in loans held at amortized cost by internal counterparty credit ratings that are used as credit quality indicators for the purpose of this disclosure, and a related aging analysis.

Gross loans held at amortized cost by internal counterparty rating
end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2010 (CHF million)

Mortgages	147	1,267	10,206	48,270	23,499	949	29	3	0	255	84,625

Loans collateralized by securities	1	69	355	22,547	1,495	28	0	0	0	57	24,552

Consumer finance	1	3	114	2,340	2,065	522	51	28	266	312	5,702

Consumer loans	149	1,339	10,675	73,157	27,059	1,499	80	31	266	624	114,879

Real estate	25	278	1,955	9,758	10,496	499	0	0	0	77	23,088

Commercial and industrial loans	351	714	1,926	21,008	16,190	3,085	102	239	162	765	44,542

Financial institutions	2,183	2,742	1,635	7,143	2,047	1,305	0	0	20	106	17,181

Governments and public institutions	119	157	235	464	91	60	517	0	0	6	1,649

Corporate and institutional loans	2,678	3,891	5,751	38,373	28,824	4,949	619	239	182	954	86,460

Gross loans held at amortized cost	2,827	5,230	16,426	111,530	55,883	6,448	699	270	448	1,578	201,339

Value of collateral [1]	2,490	3,792	14,125	103,362	47,813	3,991	76	0	8	740	176,397

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost – aging analysis
	Current	Past due

end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total

2010 (CHF million)

Mortgages	84,305	81	16	18	205	320	84,625

Loans collateralized by securities	24,421	100	10	2	19	131	24,552

Consumer finance	5,032	393	83	28	166	670	5,702

Consumer loans	113,758	574	109	48	390	1,121	114,879

Real estate	23,004	39	0	1	44	84	23,088

Commercial and industrial loans	43,267	736	96	43	400	1,275	44,542

Financial institutions	17,028	125	4	0	24	153	17,181

Governments and public institutions	1,645	3	1	0	0	4	1,649

Corporate and institutional loans	84,944	903	101	44	468	1,516	86,460

Gross loans held at amortized cost	198,702	1,477	210	92	858	2,637	201,339

Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2010 (CHF million)

Mortgages	208	22	230	0	74	74	304

Loans collateralized by securities	40	19	59	0	1	1	60

Consumer finance	282	30	312	0	4	4	316

Consumer loans	530	71	601	0	79	79	680

Real estate	55	13	68	0	15	15	83

Commercial and industrial loans	353	207	560	52	339	391	951

Financial institutions	23	43	66	0	77	77	143

Governments and public institutions	0	6	6	0	0	0	6

Corporate and institutional loans	431	269	700	52	431	483	1,183

Gross impaired loans	961	340	1,301	52	510	562	1,863

Impaired loans
Categories of impaired loans
A loan is classified as non-performing no later than when the contractual payments of principal and/or interest are more than 90 days past due except for subprime residential loans which are classified as non-performing no later than when the contractual payments of principal and/or interest are more than 120 days past due. Substantially all of our subprime residential mortgage loans are held for securitization. The additional 30 days ensure that these loans are not incorrectly assessed as non-performing during the time when servicing of them typically is being transferred. However, management may determine that a loan should be classified as non-performing notwithstanding that contractual payments of principal and/or interest are less than 90 days past due or, in the case of subprime residential loans, 120 days past due. For non-performing loans, a provision is recorded in the amount of the accrual for any accrued but unpaid interest at the date the loan is classified as non-performing, resulting in a charge to the consolidated statements of operations. In addition, the Group continues to add accrued interest receivable to the loans balance for collection purposes; however, a provision is recorded resulting in no interest income recognition. On a regular basis thereafter, the outstanding principal balance is evaluated for collectibility and a provision is established, as necessary.

A loan can be further downgraded to non-interest-earning when the collection of interest is considered so doubtful that further accrual of interest is deemed inappropriate. At that time, and on a quarterly or more frequent basis thereafter depending on various risk factors, the outstanding principal balance, net of provisions previously recorded, is evaluated for collectibility and additional provisions are established as required.

Write-off of a loan occurs when it is considered certain that there is no possibility of recovering the outstanding principal. Recoveries of loans previously written off are recorded based on the cash or estimated fair value of other amounts received.

Loans that are not already classified as non-performing or non-interest-earning but were modified in a troubled debt restructuring are reported as restructured loans. Generally, a restructured loan would have been considered impaired and an associated allowance for loan losses established prior to the restructuring. Loans that have been restructured in a troubled debt restructuring and are performing according to the new terms continue to accrue interest.

Potential problem loans are impaired loans not already classified as non-performing, non-interest earning or restructured loans where contractual payments have been received according to schedule, but where doubt exists as to the collection of future contractual payments. Potential problem loans are evaluated for impairment on an individual basis and an allowance for loan losses is established as necessary. Potential problem loans continue to accrue interest.

The amortization of net loan fees or costs on impaired loans is generally discontinued during the periods in which matured and unpaid interest or principal is outstanding. On settlement of a loan, if the loan balance is not collected in full, an allowance is established for the uncollected amount, if necessary, and the loan is then written off, net of any deferred loan fees and costs.

Interest collected on non-performing loans and non-interest-earning loans is accounted for using the cash basis or the cost recovery method or a combination of both, as appropriate.
Generally, a non-performing loan may be restored to performing status only when delinquent principal and interest are brought up to date in accordance with the terms of the loan agreement and when certain performance criteria are met.

Gross impaired loan details
2010	Recorded investment	Unpaid principal balance	Associated specific allowance	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan details (CHF million)

Mortgages	270	256	50	275	2	2

Loans collateralized by securities	60	52	50	60	1	0

Consumer finance	304	290	110	319	8	4

Consumer loans	634	598	210	654	11	6

Real estate	80	67	34	77	1	1

Commercial and industrial loans	794	733	407	771	6	5

Financial institutions	137	135	92	153	0	0

Governments and public institutions	6	4	6	6	0	0

Corporate and institutional loans	1,017	939	539	1,007	7	6

Gross impaired loans with a specific allowance	1,651	1,537	749	1,661	18	12

Mortgages	34	34	–	98	0	0

Loans collateralized by securities	0	0	–	3	0	0

Consumer finance	12	12	–	14	0	0

Consumer loans	46	46	–	115	0	0

Real estate	3	3	–	14	0	0

Commercial and industrial loans	157	156	–	255	0	0

Financial institutions	6	6	–	6	0	0

Corporate and institutional loans	166	165	–	275	0	0

Gross impaired loans without specific allowance	212	211	–	390	0	0

Gross impaired loans	1,863	1,748	749	2,051	18	12

of which consumer loans	680	644	210	769	11	6

of which corporate and institutional loans	1,183	1,104	539	1,282	7	6

Allowance for specifically identified credit losses on impaired loans
The estimate of the component of the allowance for specifically identified credit losses on impaired loans is based on a regular and detailed analysis of each loan in the portfolio considering collateral and counterparty risk. The Group considers a loan impaired when, based on current information and events, it is probable that the Group will be unable to collect the amounts due according to the contractual terms of the loan agreement. For certain non-collateral dependent impaired loans, an impairment is measured using the present value of estimated future cash flows. For collateral dependent impaired loans, an impairment is measured using the fair value of the collateral.

Loan commitments relating to troubled debt restructurings
As of December 31, 2010 and 2009, the Group did not have any material commitments to lend additional funds to debtors whose loan terms have been modified in troubled debt restructurings.

Premises and equipment	12 Months Ended
Dec. 31, 2010
Premises and equipment
Premises and equipment
19 Premises and equipment
end of	2010	2009

Premises and equipment (CHF million)

Buildings and improvements	3,944	3,766

Land	882	867

Leasehold improvements	1,958	1,920

Software	3,801	3,233

Equipment	3,092	3,216

Premises and equipment	13,677	13,002

Accumulated depreciation	(6,952)	(6,566)

Total premises and equipment, net	6,725	6,436

Depreciation and impairment
in	2010	2009	2008

CHF million

Depreciation	1,115	1,019	871

Impairment	16	45	100	[1]

1 Includes CHF 92 million impairment on software primarily in connection with the accelerated implementation of the Group's strategic plan.

Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2010
Goodwill and other intangible assets
Goodwill and other intangible assets
20 Goodwill and other intangible assets
Goodwill
end of 2010	Private Banking	Investment Banking	Asset Manage- ment	Credit Suisse Group

Gross amount of goodwill (CHF million)

Balance at beginning of period	789	6,925	1,635	9,349

Foreign currency translation impact	(40)	(496)	(145)	(681)

Other	0	0	(1)	(1)

Balance at end of period	749	6,429	1,489	8,667

Accumulated impairment (CHF million)

Balance at beginning of period	0	82	0	82

Balance at end of period	0	82	0	82

Net book value (CHF million)

Net book value	749	6,347	1,489	8,585

end of 2009	Private Banking	Investment Banking	Asset Manage- ment		Credit Suisse Group

Gross amount of goodwill (CHF million)

Balance at beginning of period	765	7,054	1,593		9,412

Foreign currency translation impact	24	(129)	(10)		(115)

Other	0	0	52	[1]	52

Balance at end of period	789	6,925	1,635		9,349

Accumulated impairment (CHF million)

Balance at beginning of period	0	82	0		82

Balance at end of period	0	82	0		82

Net book value (CHF million)

Net book value	789	6,843	1,635		9,267

1 Final purchase price adjustment in connection with the acquisition of AMF in 2008.

In accordance with US GAAP, the Group continually assesses whether or not there has been a triggering event. As of December 31, 2010 and 2009, the Group’s market capitalization was above book value.
In estimating the fair value of its reporting units the Group applied a market approach where consideration is given to price to projected earning multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries.

In determining the estimated fair value, the Group relied upon its three-year strategic business plan which included significant management assumptions and estimates based on its view of current and future economic conditions and regulatory changes.

The Group determined that the fair value of its reporting units substantially exceeded their carrying values, and concluded that no impairment of its remaining goodwill was necessary as of December 31, 2010 and 2009.

As a result of acquisitions, the Group has recorded goodwill as an asset in its consolidated balance sheets, the most significant component of which arose from the acquisition of Donaldson, Lufkin & Jenrette Inc. in 2000. During 2010 and 2009, there were no acquisitions that generated goodwill upon consolidation.

Goodwill was also negatively impacted by foreign exchange fluctuations in goodwill denominated in US dollars in both 2010 and 2009.
Other intangible assets
	2010			2009

end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount

Other intangible assets (CHF million)

Tradenames/trademarks	26	(21)	5	28	(22)	6

Client relationships	533	(324)	209	569	(314)	255

Other	98	(98)	0	108	(108)	0

Total amortizing other intangible assets	657	(443)	214	705	(444)	261

Non-amortizing other intangible assets	98	–	98	67	–	67

of which mortgage servicing rights, at fair value	66	–	66	30	–	30

Total other intangible assets	755	(443)	312	772	(444)	328

Additional information
in	2010	2009	2008

Aggregate amortization and impairment (CHF million)

Aggregate amortization	34	42	61

Impairment	1	7	60	[1]

1 The carrying amount of certain client relationships in Asset Management and Private Banking exceeded the expected future cash flows.

Estimated amortization
Estimated amortization (CHF million)

2011	31

2012	29

2013	27

2014	26

2015	26

Life settlement contracts	12 Months Ended
Dec. 31, 2010
Life settlement contracts
Life settlement contracts
21 Life settlement contracts
2010	within 1 year	within 1-2 years	within 2-3 years	within 3-4 years	within 4-5 years	Thereafter	Total

Fair value method [1]

Number of contracts	929	500	1,002	1,789	1,850	2,804	8,874

Carrying value (CHF million)	30	27	42	80	134	545	858

Face value (CHF million)	31	51	67	137	316	2,877	3,479

Investment method

Number of contracts	–	–	–	–	–	8	8

Carrying value (CHF million)	–	–	–	–	–	51	51

Face value (CHF million)	–	–	–	–	–	70	70

2009

Fair value method [1]

Number of contracts	493	909	451	933	1,720	4,312	8,818

Carrying value (CHF million)	49	33	25	37	106	581	831

Face value (CHF million)	23	41	39	55	263	3,813	4,234

Investment method

Number of contracts	–	–	–	–	–	8	8

Carrying value (CHF million)	–	–	–	–	–	51	51

Face value (CHF million)	–	–	–	–	–	75	75

1 Time bands reflect life expectancy.

Realized and unrealized gains and losses on life settlement contracts accounted for under the fair value method
in	2010	2009	2008

CHF million

Realized gains/(losses)	44	(39)	47

Unrealized gains/(losses)	(105)	(8)	(130)

No life insurance premiums are anticipated to be paid for those contracts accounted for under the investment method as of December 31, 2010, for each of the next five years.
Central to the calculation of fair value for life settlement contracts is the estimate of mortality rates. Individual mortality rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual-specific multipliers are determined based on data obtained from third-party life expectancy data providers, which examine insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.

Other assets and other liabilities	12 Months Ended
Dec. 31, 2010
Other assets and other liabilities
Other assets and other liabilities
22 Other assets and other liabilities
end of	2010	2009

Other assets (CHF million)

Cash collateral on derivative instruments	14,987	16,025

Cash collateral on non-derivative transactions	1,792	1,827

Derivative instruments used for hedging	2,733	2,022

Assets held-for-sale	26,886	14,570

of which loans [1]	24,925	14,287

of which real estate	1,946	270

Interest and fees receivable	5,158	5,755

Deferred tax assets	9,417	9,137

Prepaid expenses	452	970

Failed purchases	1,279	172

Other	16,881	18,266

Other assets	79,585	68,744

Other liabilities (CHF million)

Cash collateral on derivative instruments	14,428	18,905

Cash collateral on non-derivative transactions	20	29

Derivative instruments used for hedging	1,203	1,198

Provisions [2]	1,724	1,770

of which off-balance sheet risk	552	603

Interest and fees payable	6,798	7,028

Current tax liabilities	1,137	1,519

Deferred tax liabilities	412	318

Failed sales	7,354	9,258

Other	29,138	31,507

Other liabilities	62,214	71,532

1 Included as of December 31, 2010 and 2009 were CHF 7,818 million and CHF 8,806 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 1,223 million and CHF 707 million, respectively, in loans held in trusts, which are consolidated as a result of failed sales under US GAAP. 2 Includes provisions for bridge commitments.

Deposits	12 Months Ended
Dec. 31, 2010
Deposits.
Deposits
23 Deposits
	2010				2009

end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total

Deposits (CHF million)

Non-interest-bearing demand deposits	11,088	3,044	14,132		9,035	2,541	11,576

Interest-bearing demand deposits	100,414	17,625	118,039		89,862	19,965	109,827

Savings deposits	53,242	27	53,269		50,011	37	50,048

Time deposits	19,036	120,581	139,617	[1]	26,407	125,050	151,457	[1]

Total deposits	183,780	141,277	325,057	[2]	175,315	147,593	322,908	[2]

of which due to banks	–	–	37,493		–	–	36,214

of which customer deposits	–	–	287,564		–	–	286,694

The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1 Included as of December 31, 2010 and 2009 were CHF 139,150 million and CHF 150,897 million, respectively, of individual time deposits issued in Switzerland and in foreign offices in the Swiss franc equivalent amounts of USD 100,000 or more. 2 Not included as of December 31, 2010 and 2009 were CHF 48 million and CHF 21 million, respectively, of overdrawn deposits reclassified as loans.

Long-term debt	12 Months Ended
Dec. 31, 2010
Long-term debt.
Long-term debt
24 Long-term debt
end of	2010	2009

Long-term debt (CHF million)

Senior	130,792	134,806

Subordinated	23,221	24,559

Non-recourse liabilities from consolidated VIEs	19,739	–

Long-term debt	173,752	159,365

of which reported at fair value	83,692	74,513

of which structured notes	37,990	40,948

Total long-term debt is comprised of debt issuances managed by Treasury which do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign exchange denominated fixed and variable rate bonds.

The interest rate ranges presented in the table below are based on the contractual terms of the Group’s vanilla debt. Interest rate ranges for future coupon payments on structured products for which fair value has been elected are not included in the table below as these coupons are dependent upon the embedded derivative and prevailing market conditions at the time each coupon is paid. In addition, the effects of derivatives used for hedging are not included in the interest rate ranges on the associated debt.

Long-term debt by maturities
end of	2011	2012	2013	2014	2015	Thereafter	Total

Group parent company (CHF million)

Senior debt
Fixed rate	–	–	–	–	–	386	386

Interest rate (in %) [1]	–	–	–	–	–	7.3	–

Subordinated debt
Fixed rate	501	179	–	–	218	705	1,603

Interest rates (in %) [1]	6.9	3.2	–	–	8.5	7.0	–

Subtotal - Group parent company	501	179	–	–	218	1,091	1,989

Subsidiaries (CHF million)

Senior debt
Fixed rate	10,438	12,403	13,750	8,585	11,804	21,060	78,040

Variable rate	13,165	10,678	10,632	5,335	3,923	8,633	52,366

Interest rates (range in %) [1]	0.2-7.0	0.2-12.8	0.2-12.8	0.8-11.6	0.3-12.6	1.2-8.8	–

Subordinated debt
Fixed rate	608	118	1,030	134	1,220	17,622	20,732

Variable rate	–	–	–	–	20	866	886

Interest rates (range in %) [1]	3.8-6.9	4.4-7.1	6.6	0.0	1.2-10.3	0.4-11.0	–

Non-recourse liabilities from consolidated VIEs
Fixed rate	438	7	–	–	–	174	619

Variable rate	439	678	2,038	427	597	14,941	19,120

Interest rates (range in %) [1]	3.5-5.7	0.6-1.9	9.4	13.2	12.1-12.6	2.7-11.3	–

Subtotal - Subsidiaries	25,088	23,884	27,450	14,481	17,564	63,296	171,763

Total long-term debt	25,589	24,063	27,450	14,481	17,782	64,387	173,752

of which structured notes	9,854	7,622	4,920	3,765	3,987	7,842	37,990

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.

The Group maintains a shelf registration statement with the SEC, which allows it to issue, from time to time, senior and subordinated debt securities, trust preferred securities and warrants to purchase equity, debt or other securities. The shelf registration statement also allows the Group to guarantee securities issued by certain subsidiaries, on a senior and subordinated basis. The Group amended its shelf registration statement at the end of March 2007 to add the Bank as an issuer of non-convertible debt securities. For further information on the subsidiary guarantees, refer to Note 39 – Subsidiary guarantee information.

The Group maintains a euro medium-term note program that allows it, certain finance subsidiaries (guaranteed by the Group) and the Bank to issue senior and subordinated debt securities notes.
Credit Suisse Group Finance (Guernsey) Limited, a finance subsidiary of the Group, maintains a JPY 500 billion Samurai shelf registration statement that allows it to issue, from time to time, senior and subordinated debt securities, guaranteed by the Group.

There are no significant restrictions on the ability of the Group to obtain funds from its subsidiaries by dividends or loans.

Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2010
Accumulated other comprehensive income
Accumulated other comprehensive income
25 Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

2010 (CHF million)

Balance at beginning of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

Increase/(decrease)	46	(2,822)	0	(338)	0	(3,114)

Decrease due to equity method investments	(15)	0	1	0	0	(14)

Reclassification adjustments, included in net income	(23)	(13)	6	93	13	76

Cumulative effect of accounting changes, net of tax	0	135	0	0	0	135

Balance at end of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

2009 (CHF million)

Balance at beginning of period	(145)	(8,211)	63	(2,543)	(103)	(10,939)

Increase/(decrease)	30	(609)	62	(368)	30	(855)

Increase due to equity method investments	87	0	0	0	0	87

Reclassification adjustments, included in net income	(13)	50	(15)	20	27	69

Balance at end of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

2008 (CHF million)

Balance at beginning of period	(74)	(4,661)	116	(942)	(131)	(5,692)

Increase/(decrease)	(14)	(3,550)	(62)	(1,643)	(7)	(5,276)

Decrease due to equity method investments	(57)	0	0	0	0	(57)

Reclassification adjustments, included in net income	0	0	9	34	28	71

Cumulative effect of accounting changes, net of tax	0	0	0	8	7	15

Balance at end of period	(145)	(8,211)	63	(2,543)	(103)	(10,939)

For income tax expense/(benefit) on the movements of accumulated other comprehensive income, refer to Note 26 - Tax and Note 29 - Pension and other post-retirement benefits.

Tax	12 Months Ended
Dec. 31, 2010
Tax
Tax
26 Tax
Income/(loss) from continuing operations before taxes in Switzerland and foreign countries
in	2010	2009	2008

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	1,734	2,383	5,387

Foreign	5,753	5,694	(20,289)

Income/(loss) from continuing operations before taxes	7,487	8,077	(14,902)

Details of current and deferred taxes
in	2010	2009	2008

Current and deferred taxes (CHF million)

Switzerland	81	203	113

Foreign	243	757	226

Current income tax expense/(benefit)	324	960	339

Switzerland	(149)	87	(220)

Foreign	1,373	788	(4,715)

Deferred income tax expense/(benefit)	1,224	875	(4,935)

Income tax expense/(benefit)	1,548	1,835	(4,596)

Income tax expense/(benefit) on discontinued operations	0	(19)	21

Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	4	0	1

Cumulative translation adjustment	32	(164)	(132)

Unrealized gains/(losses) on securities	(2)	16	(41)

Actuarial gains/(losses)	(82)	(116)	(461)

Net prior service credit/(cost)	3	15	7

Share-based compensation and treasury shares	(671)	(176)	158

Reconciliation of taxes computed at the Swiss statutory rate
in	2010	2009	2008

Reconciliation of taxes computed at the Swiss statutory rate (CHF million)

Income tax expense/(benefit) computed at the statutory tax rate of 22%	1,647	1,777	(3,278)

Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	519	882	(2,697)

Non-deductible amortization of other intangible assets and goodwill impairment	1	3	29

Other non-deductible expenses	623	540	273

Additional taxable income	22	71	226

Lower taxed income [1]	(775)	(694)	(1,770)

Income taxable to noncontrolling interests	(278)	313	1,000

Changes in tax law and rates	119	3	3

Changes in deferred tax valuation allowance [1]	54	(123)	1,756

Other [1]	(384)	(937)	(138)

Income tax expense/(benefit)	1,548	1,835	(4,596)

1 See explanation below.

Lower taxed income
2010 included a tax benefit of CHF 380 million in respect of a legal entity merger that reflected regulatory concerns about complex holding structures.
2010 and 2008 included a tax benefit of CHF 130 million and CHF 290 million, respectively, in respect of the reversal of the deferred tax liability recorded to cover estimated recapture of loss deductions arising from foreign branches of the Bank.

2008 included a tax benefit of CHF 588 million in respect of the Swiss tax effect of the valuation reduction in the investment in subsidiaries.
Changes in deferred tax valuation allowance
2010 and 2009 included a tax benefit of CHF 199 million and CHF 567 million, respectively, resulting from the release of valuation allowances on deferred tax assets for one of the Group’s operating entities in the US. The 2009 tax benefit was partially offset by a net increase to the valuation allowance on deferred tax assets on net tax loss carry-forwards of CHF 433 million.

2010 included an increase to the valuation allowance of CHF 193 million in respect of one of the Group’s operating entities in the UK relating to deferred tax assets on tax loss carry-forwards.
2008 included a tax benefit of CHF 125 million, resulting from the release of valuation allowance on deferred tax assets on net tax loss carry-forwards, offset by additions.
Other
2010, 2009 and 2008 included an amount of CHF 301 million, CHF 156 million and CHF 163 million, respectively, relating to the release of tax contingency accruals following the favorable resolution of tax matters.

2009 and 2008 included foreign exchange translation gains of CHF 460 million and foreign exchange translation losses of CHF 467 million, respectively, relating to deferred tax assets on tax loss carry-forwards recorded in UK entities. The foreign exchange movements arose due to tax loss carry-forwards denominated in British pounds, which differs from the functional currency of the reporting entities. UK tax law was enacted during 2009 which had the effect of removing these foreign exchange movements going forward.

2009 included a tax benefit of CHF 91 million relating to the increase of deferred tax assets on net operating loss carry-forwards, which was offset by an equivalent increase of valuation allowance on deferred tax assets on net operating loss carry-forwards.

As of December 31, 2010, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 8.0 billion. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.

Details of the tax effect of temporary differences
end of	2010	2009

Tax effect of temporary differences (CHF million)

Compensation and benefits	2,211	2,293

Loans	498	660

Investment securities	1,024	39

Provisions	1,346	1,275

Business combinations	96	93

Derivatives	163	104

Real estate	200	200

Net operating loss carry-forwards	7,253	8,574

Other	124	103

Gross deferred tax assets before valuation allowance	12,915	13,341

Less valuation allowance	(2,264)	(2,799)

Gross deferred tax assets net of valuation allowance	10,651	10,542

Compensation and benefits	(38)	(144)

Loans	(32)	(9)

Investment securities	(391)	(294)

Provisions	(372)	(459)

Business combinations	(277)	(191)

Derivatives	(315)	(263)

Leasing	(66)	(80)

Real estate	(84)	(80)

Other	(71)	(203)

Gross deferred tax liabilities	(1,646)	(1,723)

Net deferred tax assets	9,005	8,819

The increase in net deferred tax assets from 2009 to 2010 of CHF 186 million was primarily due to the consolidation of Alpine Securitization Corp. (Alpine) and the impact from the legal entity merger that reflected regulatory concerns about complex holding structures, which contributed net deferred tax assets of CHF 1,508 million and CHF 409 million, respectively. These contributions were partially offset by foreign exchange translation losses of CHF 800 million, which are included within the currency translation adjustment recorded in AOCI. The remaining movement, a reduction of net deferred tax assets of CHF 931 million, mainly represents the impact of temporary differences and taxable income in 2010.

The most significant net deferred tax assets arise in the US and UK and these decreased from CHF 8,438 million, net of a valuation allowance of CHF 1,409 million as of the end of 2009 to CHF 8,406 million, net of a valuation allowance of CHF 1,302 million as of the end of 2010.

Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Group recorded a valuation allowance against deferred tax assets in the amount of CHF 2.3 billion as of December 31, 2010 compared to CHF 2.8 billion as of December 31, 2009.

Amounts and expiration dates of net operating loss carry-forwards
end of 2010	Total

Net operating loss carry-forwards (CHF million)

Due to expire within 1 year	28

Due to expire within 2 to 5 years	3,863

Due to expire within 6 to 10 years	9,855

Due to expire within 11 to 20 years	7,070

Amount due to expire	20,816

Amount not due to expire	11,382

Total net operating loss carry-forwards	32,198

Movements in the valuation allowance
in	2010	2009	2008

Movements in the valuation allowance (CHF million)

Balance at beginning of period	2,799	2,976	1,384

Discontinued operations	0	0	(13)

Net changes	(535)	(177)	1,605

Balance at end of period	2,264	2,799	2,976

The Group has concluded that, with two exceptions noted below, no valuation allowance is needed against the deferred tax assets of its major operating entities. As part of its normal practice, the Group has conducted a detailed evaluation of its expected future results. This evaluation is dependent on management estimates and assumptions in developing the expected future results, which are based on a strategic business planning process influenced by current economic conditions and assumptions of future economic conditions that are subject to change. This evaluation has taken into account both positive and negative evidence related to expected future taxable income, the Group’s commitment to the integrated bank model and the importance of the Investment Banking segment within the integrated bank, as well as the changes in the Group’s core businesses and the reduction in risk since 2008. This evaluation has indicated the expected future results that are likely to be earned in jurisdictions where the Group has significant deferred tax assets, such as the US and UK. The Group has then compared those expected future results with the applicable law governing utilization of deferred tax assets; US tax law allows for a 20 year carry-forward period for net operating losses and UK tax law allows for an unlimited carry-forward period for net operating losses. The Group has concluded, based on the above analysis, that partial valuation allowances against deferred tax assets are appropriate for two of its operating entities, one in the US and one in the UK.

Tax benefits associated with share-based compensation
in	2010	2009	2008

Tax benefits associated with share-based compensation (CHF million)

Tax benefits recorded in the consolidated statements of operations	539	632	951

Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	615	179	(93)

Tax benefits in respect of tax on dividend equivalent payments	26	0	16

For further information on share-based compensation, refer to Note 27 – Employee deferred compensation.
If, upon settlement of share-based compensation, the tax deduction exceeds the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the utilized tax benefit associated with any excess deduction is considered a “windfall” and recognized in shareholders’ equity as additional paid-in capital and reflected as a financing cash inflow in the consolidated statements of cash flows. If, upon settlement the tax deduction is lower than the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the tax charge associated with the lower deduction is considered a “shortfall”. Tax charges arising on shortfalls are recognized in shareholders’ equity to the extent that any shortfalls are lower than the cumulative windfalls, otherwise the tax charge is recognized in the consolidated statements of operations. However, windfall deductions and dividend equivalents aggregating CHF 1.0 billion and CHF 0.3 billion for 2010 and 2009, respectively, did not result in a reduction of income taxes payable because certain entities were in a net operating loss position. When the income tax benefit of these deductions is realized, an estimated CHF 234 million tax benefit will be recorded in additional paid-in capital.

Uncertain tax positions
US GAAP requires a two-step process in evaluating uncertain income tax positions. In the first step, an enterprise determines whether it is more likely than not that an income tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions meeting the more-likely-than-not recognition threshold are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each income tax position is measured at the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
	2010	2009

Movements in gross unrecognized tax benefits (CHF million)

Balance at beginning of period	964	1,177

Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	53	17

Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(286)	(198)

Increases in unrecognized tax benefits as a result of tax positions taken during the current period	39	17

Decreases in unrecognized tax benefits relating to settlements with tax authorities	(31)	(58)

Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(91)	(6)

Other (including foreign currency translation)	(70)	15

Balance at end of period	578	964

of which, if recognized, would affect the effective tax rate	554	915

Interest and penalties
in	2010	2009	2008

Interest and penalties (CHF million)

Interest and penalties recognized in the consolidated statements of operations	(43)	(15)	4

Interest and penalties recognized in the consolidated balance sheets	209	272	250

The Group is currently subject to ongoing tax audits and inquiries with the tax authorities in a number of jurisdictions, including the US, the UK and Switzerland. Although the timing of the completion of these audits is uncertain, it is reasonably possible that some of these audits and inquiries will be resolved within 12 months of the reporting date.

It is reasonably possible that there will be a decrease of between zero and CHF 85 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2007; Japan – 2005; the UK – 2003; and the US – 1999.

Employee deferred compensation	12 Months Ended
Dec. 31, 2010
Employee deferred compensation
Employee deferred compensation
27 Employee deferred compensation
Payment of deferred compensation to employees is determined by the nature of the business, role, location and performance of the employee. Unless there is a contractual obligation, granting deferred compensation is solely at the discretion of senior management. Deferred compensation granted as part of a contractual obligation is typically used to compensate new senior employees in a single year for forfeited awards from previous employers upon joining the Group. It is the Group’s policy not to make multi-year guarantees.

Compensation expense recognized in the consolidated statement of operations for share-based and other awards that were granted as deferred compensation is recognized in accordance with the specific terms and conditions of each respective award and is primarily recognized over the future requisite service and vesting period, which is determined by the plan, retirement eligibility of employees, moratorium periods and certain other terms. Compensation expense for share-based and other awards that were granted as deferred compensation also includes the current estimated outcome of applicable performance criteria, estimated future forfeitures and mark-to-market adjustments for certain cash awards that are still outstanding.

The following tables show the compensation expense for deferred compensation awards granted in 2010 and prior years that was recognized in the consolidated statements of operations during 2010, 2009, and 2008, the total shares delivered, the estimated unrecognized compensation expenses for deferred compensation awards granted in 2010 and prior years outstanding as of December 31, 2010 and the remaining requisite service period over which the unrecognized compensation expense will be recognized. The estimated unrecognized compensation expenses are based on the fair value of each award on the date of grant and include the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments. The recognition of compensation expense for the deferred compensation awards granted in January 2011 began in 2011 and thus had no impact on the 2010 consolidated financial statements.

Deferred compensation expense
in	2010	2009	2008

Deferred compensation expense (CHF million)

Adjustable Performance Plan awards	963	–	–

Scaled Incentive Share Units	561	–	–

Incentive Share Units	723	1,526	2,375

Cash Retention Awards	578	822	–

Performance Incentive Plans (PIP I and PIP II) [1]	(1)	(21)	114

Partner Asset Facility [2]	45	629	457

Other share-based awards	294	331	593

Other cash awards	422	431	(78)

Total deferred compensation expense	3,585	3,718	3,461

Total shares delivered (million)

Total shares delivered	47.3	39.1	17.2

1 Includes claw backs. 2 Compensation expense represents the change in underlying fair value of the indexed assets during the period. Compensation expense in 2009 also included the vesting of the remaining 33.3% in the first quarter.

Additional information
end of	2010

Estimated unrecognized compensation expense (CHF million)

Adjustable Performance Plan awards	613

Scaled Incentive Share Units	782

Incentive Share Units	334

Other share-based awards	496

Other cash awards	48

Total	2,273

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.6

Fair value assumptions for share-based compensation
In estimating the fair value for shared-based compensation, where an observable independent quoted market price is not available, the fair value is calculated on the grant date based on valuation techniques and/or option-pricing models that most accurately reflect the substantive characteristics of the instrument being valued. The underlying assumptions used in the models are determined based on management’s assessment of the current market and historical information available as of the date of grant that marketplace participants would likely use in determining an exchange price for the instruments.

The inputs for expected volatility and dividend yield used in estimating fair values are based upon the implied market volatility and dividend yield of traded options on Group shares, the historical volatility and dividend yield of the Group shares and other relevant factors that indicate how the future is expected to differ from the past. Beginning in 2009, the Group changed from a dividend yield assumption to a future dividend cash flow assumption based on market expectations. The expected risk-free interest rate is based on the current London Interbank Offered Rate (LIBOR) rate as of the date of grant that corresponds with the expected term of the award. LIBOR rates are used as a proxy for risk-free interest rates because zero-coupon government issues do not exist in Switzerland. The expected term represents the period of time that the awards are expected to be outstanding and is generally based on the contractual term of each instrument.

The following table illustrates the significant assumptions used to estimate the fair value of Scaled Incentive Share Units (SISUs) and Incentive Share Units (ISUs) granted in 2010, 2009 and 2008 based on the annual deferred compensation process.

Significant fair value assumptions
	2010		2009	2008

	SISU	ISU	ISU	ISU

Significant assumptions

Expected volatility, in %	33.42	33.52	62.97	32.04

Expected dividend yield, in %	–	–	–	5.46

Expected dividend cash flows, in CHF
2009	–	–	0.10	–

2010	1.45	1.45	0.60	–

2011	1.55	1.55	1.00	–

2012	1.65	1.65	–	–

2013	1.75	–	–	–

Expected risk-free interest rate, in %	1.26	1.00	1.24	2.45

Expected term, in years	4	3	3	3

Share awards
Share awards were granted in January 2011 as part of the 2010 deferred compensation awarded to the Executive Board, managing directors, directors and most employees below the director level. The share awards replace other plans introduced in prior years, including SISUs, ISUs and Performance Incentive Plan (PIP) in an effort to make the design of the Group’s compensation instruments simpler, more transparent and less leveraged and to better align the interests of the Group’s employees with those of the shareholders and the Group. Each share award granted entitles the holder of the award to receive one Group share. One quarter of the share awards vest on each of the four anniversaries of the date of grant. The value that is delivered is equal to the Group share price at the time of delivery, as the share awards do not contain any leverage component or multiplier effect as contained in earlier awards.

On January 20, 2011, the Group granted 34.5 million share awards with a total value of CHF 1,430 million. The fair value of each share award was CHF 42.51, equivalent to the Group’s closing share price on the date of grant. The estimated unrecognized compensation expense of CHF 1,424 million was determined based on the fair value of the award at the date of grant, including the current estimate of future forfeitures, and will be recognized over the four-year vesting period, subject to early retirement rules.

Adjustable Performance Plan awards
The Adjustable Performance Plan is a deferred, cash-based plan for the Executive Board, managing directors and directors that links outstanding balances through positive and negative adjustments to future performance. The Group introduced and granted Adjustable Performance Plan awards as part of deferred compensation for 2009 (2009 Adjustable Performance Plan). The Group continued to grant Adjustable Performance Plan awards as part of deferred compensation for 2010 (2010 Adjustable Performance Plan) and amended and simplified certain features in the 2010 Adjustable Performance Plan to embrace emerging market trends and feedback from regulators.

The 2009 Adjustable Performance Plan awards are subject to a three-year, pro-rata vesting schedule. The final value of the Adjustable Performance Plan awards paid out to individual employees may be adjusted positively or negatively from the initial amount awarded on the grant date, and the value paid out each year for vested awards will reflect these adjustments as described below.

For revenue-generating employees in the divisions, outstanding Adjustable Performance Plan awards can be adjusted positively or negatively depending on the financial performance of the specific business areas in which the employees work. The adjustments are determined on an annual basis by calculating the profit or loss before variable compensation expense and taxes (adjusted profit or adjusted loss) of the business area in which the employee worked at the time of grant and in consideration of the Group ROE. In the case of a business area adjusted profit and a positive Group ROE for the year, all outstanding Adjustable Performance Plan awards will be positively adjusted using the Group ROE percentage for that year as a multiplier. In the case of a business area adjusted profit but a negative Group ROE for the year, there will be no adjustment to all outstanding Adjustable Performance Plan awards. In the case of a business area adjusted loss during any of the three years in the vesting period, a negative adjustment will be applied to all outstanding Adjustable Performance Plan awards in the year of loss, irrespective of the Group ROE.

For employees in Shared Services and other support functions, as well as for all Executive Board members, all outstanding Adjustable Performance Plan awards are linked to the Group’s adjusted profit or loss and the Group ROE, but are not dependent upon the adjusted profit or loss of the business areas that they support. Only an adjusted loss of the Group will trigger a negative adjustment of all outstanding Adjustable Performance Plan awards. This link to Group performance is intended to ensure that the compensation of employees in support functions is not directly linked to the performance of the businesses they support.

The 2010 Adjustable Performance Plan awards are similar to the 2009 Adjustable Performance Plan awards, except the pro rata vesting will occur over a four-year period and the outstanding 2010 Adjustable Performance Plan awards will be subject to annual adjustments, increasing or decreasing the outstanding balances by a percentage equal to the Group ROE, unless the division that granted the awards incurs a pre-tax loss. In this case, outstanding awards in that division will be subject to a negative adjustment of 15% for every CHF 1 billion of loss, unless a negative Group ROE applies for that year and is greater than the divisional adjustment.

On January 20, 2011, the Group granted Adjustable Performance Plan awards with a total value of CHF 1,102 million. The estimated unrecognized compensation expense of CHF 1,669 million was determined based on the fair value of the award at the date of grant, including the current estimated outcome of relevant performance criteria and estimated future forfeitures, and will be recognized over the four-year vesting period, subject to early retirement rules. On January 21, 2010, the Group granted Adjustable Performance Plan awards with a total value of CHF 1,187 million.

Restricted Cash Award
The cash component of variable compensation is generally free from conditions. However, managing directors in Investment Banking received the cash component of variable compensation in the form of a restricted cash award with ratable vesting over a two-year period and other restrictive covenants and provisions. These cash awards will be paid in the first quarter of 2011 and must be repaid by the employee, either in part or in full, if a claw-back event such as voluntary termination of employment or termination for cause occurs during the vesting period.

On January 20, 2011, the Group granted restricted cash awards with a total value of CHF 465 million. The estimated unrecognized compensation expense of CHF 465 million was determined based on the fair value of the award at the date of grant and will be recognized over the two-year vesting period.

Scaled Incentive Share Unit
The SISU plan is a share-based, long-term incentive plan for managing directors and directors. SISUs were granted in January 2010 as part of 2009 deferred compensation. SISUs are similar to ISUs (refer to Incentive Share Unit below) except with four-year vesting, subject to early retirement rules, and the leverage component contains an additional performance condition which could increase or decrease the number of any additional shares. The base component of the SISUs awarded on the grant date will vest equally over the four-year vesting period whereas the leverage component will only vest on the fourth anniversary of the grant date. The new performance condition links the final delivery of additional shares to the Group average ROE and if the Group average ROE over the four-year period is higher than a pre-set target established at the date of grant, the number of additional shares calculated by reference to the average Group share price increase will be adjusted positively, and if it is below the target, the number of additional shares will be adjusted negatively, but not below zero. The final number of additional shares to be delivered at the end of the four-year period is therefore determined first on the basis of the Group share price development (share price multiplier) and then on the basis of the Group average ROE development (ROE multiplier). Group shares are delivered shortly after the SISU base component and SISU leverage component vest. SISUs include a two-year moratorium on early retirement, determined from the date of grant.

On January 21, 2010, the Group granted 21.1 million SISUs. The fair value of the 2010 SISU base unit was CHF 50.30 and the fair value of the 2010 SISU leverage units was CHF 13.44. For the SISUs granted in January 2010, the number of additional shares per SISU was capped at a maximum of three times the grant date value, with a delivery of no more than three shares, prior to the application of the scaling factor, which can be as high as up to 2.5.

Scaled Incentive Share Unit activities
2010

Number of awards (million)

Balance at beginning of period	–

Granted	21.1

Settled	(0.2)

Forfeited	(0.5)

Balance at end of period	20.4

of which vested	0.2

of which unvested	20.2

Incentive Share Unit
ISUs were the main form of share-based deferred compensation for all employees from 2006 to 2009. For 2009, ISUs were used for the deferred compensation awards granted to employees up to and including vice presidents. An ISU is similar to a share, but offers additional upside depending on the development of the Group share price. For each ISU granted, the employee will receive at least one Group share (ISU base unit) over a three-year vesting period and could receive additional shares (ISU leverage unit) at the end of the three-year vesting period. The number of ISU leverage units to be converted to additional shares is calculated by multiplying the total number of ISU base units granted, less forfeitures, by a share price multiplier. The share price multiplier is determined based on the actual increase in the weighted-average monthly share price during the contractual term of the award versus the share price at grant date. One third of the ISU base units vests at the first anniversary of the grant date, one third at the second anniversary of the grant date and one third at the third anniversary. The ISU leverage units vest only on the third anniversary of the grant date. Group shares are delivered shortly after the ISU base units and the ISU leverage units vest. ISUs include a two-year moratorium on early retirement, determined from the date of grant.

On January 21, 2010, January 21, 2009 and January 22, 2008, the Group granted 6.0 million, 26.1 million and 46.4 million ISUs, respectively. The fair value of the 2010, 2009 and 2008 ISU base units were CHF 50.30, CHF 23.70 and CHF 54.90, respectively, and the fair value of the 2010, 2009 and 2008 ISU leverage units were CHF 13.45, CHF 6.98 and CHF 10.69, respectively. For the ISUs granted in January 2010 and 2009, the number of additional shares per ISU was capped at a maximum of three times the grant value, with a delivery of no more than five shares. For the ISUs granted in January 2008, the number of additional shares per ISU was limited to a maximum of ten shares.

Incentive Share Unit activities
	2010	2009	2008

Number of awards (million)

Balance at beginning of period	41.5	59.8	25.4

Granted [1]	6.0	26.4	47.1

Settled	(8.4)	(43.6)	(10.0)

Forfeited	(1.4)	(1.1)	(2.7)

Balance at end of period	37.7	41.5	59.8

of which vested	3.9	2.7	1.4

of which unvested	33.8	38.8	58.4

1 Includes ISUs granted in January and through out the year.

Cash Retention Awards
For 2008, managing directors across all divisions, all directors in Investment Banking and, to the extent the cash component of compensation exceeded CHF 300,000, directors in Private Banking, Asset Management and Shared Services received deferred compensation in the form of Cash Retention Awards (CRA). These CRA payments, which were made in the first quarter of 2009, are subject to vesting ratably over a two-year period and other conditions, and any unvested CRA will have to be repaid if a claw-back event, such as voluntary termination of employment, occurs. These awards were fully vested in January 2011.

Performance Incentive Plan
As part of its annual deferred compensation process for 2004 and 2005, the Group granted PIP units during 2005 (PIP I) and 2006 (PIP II), respectively. PIP units are long-term retention incentive awards requiring continued employment with the Group, subject to restrictive covenants and cancellation provisions, and vest evenly over a five-year period. Each PIP unit settled or will settle for a specified number of Group shares subsequent to the fifth anniversary of the grant date based on the achievement of: (i) earnings performance as compared to predefined targets (performance conditions); and (ii) Group share price performance compared to predefined targets and relative to peers (market conditions). The performance conditions determine the multiplier used to convert the initial PIP units into the final number of PIP units. The market conditions determine the number of Group shares that each final PIP unit will convert into at settlement.

The PIP I units granted in 2005 were settled in April 2010 in accordance with the terms and conditions of the plan and each outstanding PIP I unit settled for approximately 4.8 Group shares. The PIP II units granted in 2006 are due to settle in May 2011. For PIP II, the performance condition was finalized as of December 31, 2010 and will result in the conversion of each outstanding initial PIP II unit into 0.93 final PIP II units upon settlement. Based on the current estimate, the Group does not expect the PIP II awards to have a value at settlement, as it is probable that the Group share price performance will be below the minimum predefined target of CHF 47 per PIP II unit. At grant, each PIP II unit was equivalent to a Group share price of CHF 72.

Compensation expense for employees who were eligible for retirement at the grant date, or who became eligible for retirement during the scheduled vesting period, was determined by taking the number of PIP units expected to vest, multiplied by the grant date fair value. The fair values of the PIP I and PIP II units granted to these employees were CHF 83.75 and CHF 145.36, respectively. These fair values were determined taking into account the estimated outcome of the market conditions at the grant date and were not remeasured throughout the term of the awards.

Compensation expense for employees who did not become eligible for retirement during the scheduled vesting period was determined by taking the number of PIP units expected to vest, multiplied by both the grant date fair value and the estimated outcome of the performance condition. The grant date fair values of the PIP I and PIP II units granted to these employees were CHF 51.70 and CHF 79.87, respectively. These fair values were determined taking into account the estimated outcome of the market conditions at the grant date and were not remeasured throughout the term of the awards. For PIP I, the estimated outcome of the performance condition used for expense recognition was 1.98 and 1.86 as of December 31, 2009 and 2008, respectively. For PIP II, the estimated outcome of the performance condition used for expense recognition was 0.93, 1.17 and 1.52 as of December 31, 2010, 2009 and 2008, respectively.

Performance Incentive Plan activities
	2010		2009		2008

	PIP II	PIP I	PIP II	PIP I	PIP II	PIP I

Number of awards (million)

Balance at beginning of period	6.2	11.9	6.4	12.2	6.5	12.3

Granted	–	–	–	–	0.1	–

Settled	0.0	(11.7)	0.0	0.0	0.0	0.0

Forfeited	(0.1)	(0.2)	(0.2)	(0.3)	(0.2)	(0.1)

Balance at end of period	6.1	0.0	6.2	11.9	6.4	12.2

of which vested	5.3	0.0	4.5	10.2	3.4	8.3

of which unvested	0.8	0.0	1.7	1.7	3.0	3.9

Partner Asset Facility
As part of the 2008 annual compensation process, the Group granted employees in Investment Banking with a corporate title of managing director or director the majority of the deferred compensation in the form of Partner Asset Facility (PAF) awards, denominated in US dollars. The PAF awards are indexed to, and represent a first-loss interest in, a specified pool of illiquid assets (Asset Pool) that originated in Investment Banking.

The notional value of the Asset Pool was based on the fair market value of the assets within the Asset Pool on December 31, 2008, and those assets will remain static throughout the contractual term of the award or until liquidated. The PAF holders will participate in the potential gains on the Asset Pool if the assets within the pool are liquidated at prices above the initial fair market value. If the assets within the Asset Pool are liquidated at prices below the initial fair market value, the PAF holders will bear the first loss on the Asset Pool. As a result, a significant portion of risk positions associated with the Asset Pool has been transferred to the employees and removed from the Group’s risk-weighted assets, resulting in a reduction in capital usage.

The contractual term of the PAF award is eight years. 66.7% of the PAF awards were fully vested upon grant and attributed to services performed in 2008 and 33.3% of the PAF awards vested over the first three months of 2009. All PAF awards remain subject to non-compete/non-solicit provisions that expire in respect of one third of the awards on each of the three anniversaries of the grant date. Each PAF holder will receive a semi-annual cash interest payment of LIBOR plus 250 basis points applied to the notional value of the PAF award granted throughout the contractual term of the award. Beginning in the fifth year after the date of grant, the PAF holders will receive an annual cash payment equal to 20% of the notional value of the PAF awards if the fair market value of the Asset Pool in that year has not declined below the initial fair market value of the Asset Pool. In the final year of the contractual term, the PAF holders will receive a final settlement in cash equal to the notional value, less all previous cash payments made to the PAF holder, plus any related gains or less any related losses on the liquidation of the Asset Pool.

On January 21, 2009, the Group granted PAF awards to employees with a total notional value of CHF 686 million. In addition, compensation expense will be updated at each reporting period date to reflect any change in the underlying fair value of the PAF awards until the awards are finally settled.

Other share-based awards
The Group’s share-based compensation, as part of the yearly discretionary deferred compensation in prior years, included four different types of other share-based awards: phantom shares, blocked shares, longevity premium awards (LPA) and special awards. These awards entitle the holder to receive one Group share subject to continued employment with the Group, contain restrictive covenants and cancellation provisions, and generally vest between zero and five years.

Phantom shares and blocked shares vest in three equal installments on each of the first, second and third anniversaries of the grant date and convert to Group shares within 120 days of vesting or are blocked for a period of one year after the shares vest, depending on the location of the grant recipient.

LPA vest in full on the third anniversary of the grant date and either convert to Group shares within 120 days of vesting or are blocked for a period of one year after the shares vest, depending on the location of the grant recipient.

Special awards are generally shares, which may be granted to new employees. These special awards may contain vesting conditions, depending on the terms of employment.
As part of the deferred compensation for 2010, the Group awarded a small population of employees in a number of EU countries 50% of the amount they otherwise would have received in unrestricted cash in the form of blocked shares in order to comply with differing European regulatory requirements. On January 20, 2011, the Group granted blocked shares for approximately CHF 35 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2010. The shares remain blocked for a period of time, which varies from six months to three years, dependent on location, after which they are subject to no restrictions.

Other share-based award activities
	2010		2009		2008

	Number of other share-based awards in million	Weighted- average grant-date fair value in CHF	Number of other share-based awards in million	Weighted- average grant-date fair value in CHF	Number of other share-based awards in million	Weighted- average grant-date fair value in CHF

Other share-based award activities

Balance at beginning of period	15.5	45.67	20.8	61.83	28.8	67.20

Granted	7.2	45.38	8.3	40.37	8.6	46.97

Settled	(5.0)	48.43	(12.8)	69.07	(15.1)	61.57

Forfeited	(0.4)	51.65	(0.8)	53.33	(1.5)	82.82

Balance at end of period	17.3	43.86	15.5	45.67	20.8	61.83

of which vested	1.3	–	1.2	–	0.2	–

of which unvested	16.0	–	14.3	–	20.6	–

Other cash awards
Other cash awards consist of voluntary deferred compensation, proprietary trading and employee investment plans. The compensation expense related to these awards was primarily driven by mark to market and performance adjustments, as the majority of the awards are fully vested.

Share options
Options were a substantial component of the Group’s share-based program prior to 2004. The Group discontinued the practice of issuing options and all of the original grants have vested. Share options were granted with an exercise price equal to the market price of Group shares on the date of grant and expire after ten years.

There were no options granted during 2010, 2009 and 2008. As of December 31, 2010, the aggregate intrinsic value of options outstanding and exercisable was CHF 43 million and the weighted-average remaining contractual term was 0.9 years. As of the exercise date, the total intrinsic value of options exercised during 2010, 2009 and 2008 was CHF 8 million, CHF 10 million and CHF 7 million, respectively. Cash received from option exercises during 2010, 2009 and 2008 was CHF 32 million, CHF 30 million and CHF 17 million, respectively.

Share option activities
	2010		2009		2008

	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF

Share options

Balance at beginning of period	34.9	63.49	39.0	62.19	39.6	61.86

Exercised	(0.8)	40.12	(0.7)	40.80	(0.5)	37.97

Settled	0.0	0.00	(0.3)	68.36	0.0	0.00

Forfeited	0.0	0.00	0.0	70.95	0.0	0.00

Expired	(4.3)	60.37	(3.1)	52.05	(0.1)	41.99

Balance at end of period	29.8	64.58	34.9	63.49	39.0	62.19

of which exercisable at end of period	29.8	64.58	34.8	63.49	37.9	61.56

During 2010, 1.6 million options with a cash settlement feature expired, leaving no options containing a cash settlement feature outstanding as of December 31, 2010.
As of December 31, 2010, 2.7 million additional options expired and in January 2011, 10.7 million expired.
Hedging of awards
The Group economically hedges its estimated obligation to deliver Group shares under its employee share-based compensation programs through a combination of purchasing treasury shares in the market and entering into third-party hedge instruments. Additionally, the Group may use its approved conditional capital to obtain shares for delivery of its share-based awards. The Group periodically revises its estimate of the expected number of shares to be delivered and adjusts its hedges accordingly.

Delivered shares
The Group generally repurchased its own shares in the open market to satisfy obligations in connection with share-based compensation but it may also issue new shares out of available conditional capital.

Related parties	12 Months Ended
Dec. 31, 2010
Related parties
Related parties
28 Related parties
Executive Board and Board of Directors Compensation
For information on compensation to members of the Executive Board and the Board of Directors, refer to Note 3 – Compensation to members of the Executive Board and the Board of Directors in VI – Parent company financial statements – Credit Suisse Group.

Loans to members of the Executive Board and the Board of Directors
in	2010		2009	2008

Loans to members of the Executive Board (CHF million)

Balance at beginning of period	19	[1]	24	22

Additions	5		4	11

Reductions	(6)		(9)	(9)

Balance at end of period	18	[1]	19	24

Loans to members of the Board of Directors (CHF million)

Balance at beginning of period	25	[2]	24	25

Additions	14		11	1

Reductions	(4)		(10)	(2)

Balance at end of period	35	[2]	25	24

1 The number of individuals with outstanding loans at the beginning and end of the year was seven and six, respectively. 2 The number of individuals with outstanding loans at the beginning and end of the year was nine and eight, respectively.

A large majority of loans outstanding to members of the Executive Board and the Board of Directors are mortgages or loans against securities. Such loans are made to Executive Board and Board of Directors members on the same terms available to third-party customers or, in the case of loans to members of the Executive Board, pursuant to widely available employee benefit plans.

All mortgage loans to members of the Executive Board are granted either with variable or fixed interest rates over a certain period. Typically, fixed-rate mortgages are granted for periods of up to ten years. Interest rates applied are based on refinancing costs plus a margin and interest rates and other terms are consistent with those applicable to other employees. Loans against securities are granted at interest rates and on terms applicable to such loans granted to other employees. Interest rates applied are based on refinancing costs plus a margin. When granting a loan to these individuals, the same credit approval and risk assessment procedures apply as for loans to other employees.

Members of the Board of Directors are not granted employee conditions on any loans extended to them, but such loans are subject to conditions applied to customers with a comparable credit standing. Members of the Board of Directors who were previously employees of the Group may still have outstanding loans, which were extended to them at the time at employee conditions. In addition to the loans listed above, the Group or any of its banking subsidiaries have entered into financing and other banking agreements with companies in which current members of the Board of Directors have a significant influence as defined by the SEC. As of December 31, 2010, there was no exposure to such related parties. As of December 31, 2009 and 2008, the total exposure to such related parties amounted to CHF 50,000 and CHF 6 million, respectively, including all advances and contingent liabilities. The highest exposure to such related parties for any of the years in the three-year period ended December 31, 2010 did not exceed CHF 10 million in aggregate.

In February 2011, the Group entered into definitive agreements with affiliates of Qatar Investment Authority (QIA) and The Olayan Group, which have significant holdings of Group shares, to issue an aggregate of CHF 5.9 billion Tier 1 Buffer Capital Notes for cash or in exchange for tier 1 capital notes issued in 2008. The Group determined that this was a material transaction and deemed QIA and The Olayan Group to be related parties of Jassim bin Hamad J.J. Al Thani and Aziz R.D. Syriani, respectively, for purposes of evaluating the terms and corporate governance of the transaction. The Group and the Board of Directors (except for Mr. Al Thani and Mr. Syriani, who recused themselves) determined that the terms of the transaction, given its size, the nature of the contingent buffer capital, for which there was no established market, and the terms of the tier 1 capital notes issued in 2008 and held by QIA and The Olayan Group, were fair.

The Group, together with its subsidiaries, is a global financial services provider and has major corporate banking operations in Switzerland. The Group, therefore, typically has relationships with many large companies including those in which its Board of Directors members assume management functions or board member responsibilities. Except for the deemed related party transaction with QIA and The Olayan Group and the related party loans as of December 31, 2009 and 2008 described above, all relationships between the Group or its banking subsidiaries and members of the Board of Directors and their affiliated companies or related parties are in the ordinary course of business and at arm’s length.

Liabilities due to own pension funds
Liabilities due to the Group’s own pension funds as of December 31, 2010 and 2009 of CHF 1,734 million and CHF 1,485 million, respectively, are reflected in various liability accounts in the Group’s consolidated balance sheets.

Loans outstanding made by the Group or any subsidiaries to equity method investees
in	2010	2009	2008

Loans outstanding made by the Group or any subsidiaries to equity method investees (CHF million)

Balance at beginning of period	83	575	160

Net borrowings/(repayments)	(38)	(492)	415

Balance at end of period	45	83	575

Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2010
Pension and other post-retirement benefits
Pension and other post-retirement benefits
29 Pension and other post-retirement benefits
Pension plans
The Group has defined benefit pension plans, defined contribution pension plans and other post-retirement defined benefit plans. The Group’s principal plans are located in Switzerland, the US and the UK.

Defined benefit pension plans are pension plans that define specific benefits for an employee upon that employee’s retirement. These benefits are determined by taking into account the employee’s salary, years of service and age of retirement. A defined benefit pension plan does not provide participants with an individual account and generally pay the benefits as an annuity. Retirees neither bear the actuarial risk (that is, the risk that the PBO will be higher than expected and/or that the retiree may outlive their retirement income), or bear the investment risk (that is, that assets invested and associated returns will be insufficient to meet the expected benefits due to low or negative returns on contributions).

Defined contribution plans provide each participant with an individual account. The benefits to be provided to a participant are solely based on the contributions made to that employee’s account and are affected by income, expenses and gains and losses allocated to the account. As such, there are no stipulations of a defined annuity benefit at retirement and the participants bear the full actuarial as well as investment risk. In Switzerland, due to a minimum guaranteed rate of return defined by law, the employer continues to bear a financial risk and as a result such plans are treated as defined benefit plans under US GAAP.

Swiss pension plans
The Group’s Swiss pension plans cover its employees in Switzerland and are set up as trusts domiciled in Zurich. On January 1, 2010, in addition to the annuity section, a new savings section (defined contribution) was introduced in the Swiss main plan and a partial changeover from the defined benefit plan to the defined contribution plan has been processed. For accounting purposes, both the annuity section and the savings section of the Swiss pension plan are treated as defined benefit plans under US GAAP. The plans provide benefits in the event of retirement, death and disability and meet or exceed the minimum benefits required under Swiss law. As of December 31, 2010 and 2009, the Group’s pension plans in Switzerland comprised 82% and 84%, respectively, of all the Group’s employees participating in defined benefit plans and 86% of the fair value of plan assets and 85% of the pension benefit obligation of the Group’s defined benefit plans.

In the annuity section of the plan, employee contributions are calculated as a percentage of the employees’ salary level and age, varying between 9.0% and 12.5%. The Group’s contributions are at least 200% of the employees’ contributions for the Group’s main pension plan.

In the savings section of the plan, employee contributions depend on their age and are determined as a percentage of the pensionable salary. The employees can select between three different levels of contributions which vary between 5% and 14% depending on their age. The employer contribution varies between 7.5% and 25% of the pensionable salary depending on the employees’ age.

International pension plans
Various pension plans, including both defined benefit and defined contribution pension plans, cover the Group’s employees in non-Swiss locations. These plans provide benefits in the event of retirement, death, disability or employment termination. Retirement benefits under the plans depend on age, contributions and salary. The Group’s funding policy with respect to these plans is consistent with local government and tax requirements. The assumptions used are based on local economic conditions.

Other post-retirement defined benefit plans
In the US, the Group’s plans provide post-retirement benefits other than pension benefits that primarily focus on health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Group promises to provide health and welfare benefits after the employee retires. The Group’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.

Pension costs
The net periodic pension cost for defined benefit pension and other post-retirement defined benefit plans is the cost of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using an actuarial formula which considers, among others, current service cost, interest cost, expected return on plan assets and the amortization of both prior service cost/(credit) and actuarial losses/(gains) recognized in AOCI.

Components of total pension costs
	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International			International

in	2010	2009	2008	2010	2009	2008	2010	2009	2008

Total pension costs (CHF million)

Service costs on benefit obligation	269	217	217	30	33	45	1	1	1

Interest costs on benefit obligation	453	471	461	134	129	141	9	9	8

Expected return on plan assets	(637)	(610)	(607)	(163)	(166)	(172)	–	–	–

Amortization of recognized prior service cost/(credit)	17	35	36	1	1	1	(2)	(2)	(2)

Amortization of recognized actuarial losses	86	6	2	36	17	40	6	8	9

Net periodic pension costs	188	119	109	38	14	55	14	16	16

Settlement (gains)/losses	1	6	–	(2)	1	–	–	–	–

Curtailment (gains)/losses	–	–	3	–	(2)	–	–	–	–

Special termination benefits	2	7	–	–	–	–	–	–	–

Total pension costs	191	132	112	36	13	55	14	16	16

Total pension costs reflected in compensation and benefits – other for 2010, 2009 and 2008 were CHF 241 million, CHF 161 million and CHF 183 million, respectively.
On December 4, 2008, the Group announced the accelerated implementation of its strategic plan and, as part of this plan, a headcount reduction. This resulted in a curtailment loss in 2008 of CHF 3 million, mainly related to the Swiss pension plans, special termination benefits of CHF 2 million and CHF 7 million in 2010 and 2009, respectively, related to the Swiss pension plans and settlement payments of CHF 1 million and CHF 7 million in 2010 and 2009, respectively, in connection with our Swiss and US pension plans. The discontinuance of a Japanese plan in 2009 resulted in a curtailment gain of CHF 2 million in 2009 due to the reduction in the benefit obligation and a gain of CHF 2 million in 2010 from the related settlement of the obligation.

Benefit obligation
The benefit obligation is expressed as either accumulated benefit obligation (ABO) or PBO. While the ABO refers to the actuarial present value based on employee services rendered prior to that date and takes into account current and past compensation levels, the PBO also applies an assumption as to future compensation levels.

The following table shows the changes in the PBO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the defined benefit pension and other post-retirement defined benefit plans as well as the ABO for the defined benefit pension plans.

Obligations and funded status of the plans
	Defined benefit pension plans				Other post- retirement defined benefit plans

	Switzerland		International		International

in / end of	2010	2009	2010	2009	2010	2009

PBO (CHF million) [1]

Beginning of the measurement period	13,324	12,452	2,299	1,971	141	134

Plan participant contributions	250	240	–	–	–	–

Service cost	269	217	30	33	1	1

Interest cost	453	471	134	129	9	9

Plan amendments	–	(38)	–	–	–	–

Settlements	(6)	(30)	(3)	(8)	–	–

Curtailments	(1)	–	–	(5)	–	–

Special termination benefits	2	7	3	3	–	–

Actuarial (gains)/losses	(3)	560	220	185	31	9

Plans added	–	–	9	–	–	–

Benefit payments	(475)	(555)	(52)	(67)	(8)	(8)

Exchange rate (gains)/losses	–	–	(267)	58	(14)	(4)

End of the measurement period	13,813	13,324	2,373	2,299	160	141

Fair value of plan assets (CHF million)

Beginning of the measurement period	12,594	11,504	2,036	1,833	–	–

Actual return on plan assets	377	997	218	30	–	–

Employer contributions	688	438	172	169	8	8

Plan participant contributions	250	240	–	–	–	–

Settlements	(6)	(30)	(3)	(8)	–	–

Benefit payments	(475)	(555)	(52)	(67)	(8)	(8)

Exchange rate gains/(losses)	–	–	(250)	79	–	–

End of the measurement period	13,428	12,594	2,121	2,036	–	–

Funded status recognized (CHF million)

Funded status of the plan – over/(underfunded)	(385)	(730)	(252)	(263)	(160)	(141)

Total funded status recognized in the consolidated balance sheet at December 31	(385)	(730)	(252)	(263)	(160)	(141)

Total amount recognized (CHF million)

Noncurrent assets	17	9	166	84	–	–

Current liabilities	0	0	(13)	(9)	(8)	(8)

Noncurrent liabilities	(402)	(739)	(405)	(338)	(152)	(133)

Total amount recognized in the consolidated balance sheet at December 31	(385)	(730)	(252)	(263)	(160)	(141)

ABO (CHF million) [2]

End of the measurement period	12,847	12,186	2,287	2,235	–	–

1 Including estimated future salary increases. 2 Exclusive of estimated future salary increases.

US GAAP requires an employer to recognize the funded status of the defined benefit pension and other post-retirement defined benefit plans on the balance sheet. The funded status of these plans is determined as the difference between the fair value of plan assets and the PBO and may vary from year to year following any changes in the fair value of plan assets and variations of the PBO following changes in the underlying assumptions and census data. In 2010 and 2009, the PBO was impacted by settlements of CHF 6 million and CHF 38 million, respectively, and special termination benefits of CHF 5 million and CHF 10 million, respectively, mainly from the Swiss and US pension plans in connection with the headcount reduction announced on December 4, 2008. In addition, CHF 3 million of settlements were recognized in 2010 relating to the discontinuance of a Japanese plan. In 2009, the Group announced a partial changeover from the defined benefit plan to the defined contribution plan for the Swiss pension plan. The changeover, which did not change the defined benefit plan accounting treatment, resulted in a reduction in the PBO of CHF 38 million, which was recorded as a prior service credit in AOCI.

The total net amount recognized in other assets – other and other liabilities – other in the consolidated balance sheets as of December 31, 2010 and 2009 was an underfunding of CHF 797 million and CHF 1,134 million, respectively.

In 2010, the Group made special contributions of CHF 199 million and CHF 135 million to the Swiss and UK pension plans, respectively. In 2009, the Group made a special contribution of CHF 130 million to the UK defined benefit plans. In 2008, the Group made special contributions of CHF 250 million and CHF 140 million to the Swiss and UK pension plans, respectively. In 2011, the Group expects to contribute CHF 517 million to the Swiss and international defined benefit pension plans and CHF 8 million to other post-retirement defined benefit plans.

PBO or ABO in excess of plan assets
The following table discloses the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2010 and 2009, respectively.

Defined benefit pension plans in which PBO or ABO were in excess of plan assets
	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]

	Switzerland		International			Switzerland		International

December 31	2010	2009	2010	2009		2010	2009	2010	2009

CHF million

PBO	13,100	12,677	1,212	1,138		7	7	1,128	1,076

ABO	12,167	11,573	1,163	1,100		7	7	1,099	1,049

Fair value of plan assets	12,698	11,937	794	791		6	7	717	729

1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amount recognized in AOCI and other comprehensive income
The following table discloses the actuarial gains/(losses) and prior service credit/(cost) which were recorded in AOCI and subsequently recognized as components of net periodic pension cost.
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post- retirement defined benefit plans		Total

in	2010	2009	2010	2009	2010	2009

Amounts recognized in AOCI (CHF million)

Actuarial gains/(losses)	(3,084)	(2,853)	(52)	(38)	(3,136)	(2,891)

Prior service credit/(cost)	(39)	(53)	6	7	(33)	(46)

Total	(3,123)	(2,906)	(46)	(31)	(3,169)	(2,937)

The following tables disclose the changes in other comprehensive income due to actuarial gains/(losses) and prior service credit/(cost) recognized in AOCI during 2010 and 2009 and the amortization of the aforementioned items as components of net periodic pension cost for these periods as well as the amounts expected to be amortized in 2011.

Amounts recognized in other comprehensive income
	Defined benefit pension plans			Other post- retirement defined benefit plans

in	Gross	Tax	Net	Gross	Tax	Net	Total net

2010 (CHF million)

Actuarial gains/(losses)	(422)	103	(319)	(31)	12	(19)	(338)

Amortization of actuarial losses/(gains)	122	(30)	92	6	(3)	3	95

Amortization of prior service cost/(credit)	18	(4)	14	(2)	1	(1)	13

Immediate recognition due to curtailment/settlement	(2)	–	(2)	–	–	–	(2)

Total amounts recognized in other comprehensive income	(284)	69	(215)	(27)	10	(17)	(232)

2009 (CHF million)

Actuarial gains/(losses)	(494)	124	(370)	(9)	3	(6)	(376)

Prior service credit/(cost)	38	(8)	30	–	–	–	30

Amortization of actuarial losses/(gains)	23	(8)	15	8	(3)	5	20

Amortization of prior service cost/(credit)	36	(8)	28	(2)	1	(1)	27

Immediate recognition due to curtailment/settlement	10	(2)	8	–	–	–	8

Total amounts recognized in other comprehensive income	(387)	98	(289)	(3)	1	(2)	(291)

Amounts in AOCI, net of tax, expected to be amortized in 2011
in 2011	Defined benefit pension plans	Other post- retirement defined benefit plans

CHF million

Amortization of actuarial losses/(gains)	101	6

Amortization of prior service cost/(credit)	14	(1)

Total	115	5

Assumptions
The measurement of both the net periodic pension cost as well as the benefit obligation is determined using explicit assumptions, each of which individually represents the best estimate of a particular future event. Where applicable, they should be in line with the expected market averages and benchmarks, the trend in the market and with historical rates.

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International

December 31	2010	2009	2008	2010	2009	2008	2010	2009	2008

Net benefit pension cost (%)

Discount rate	3.5	3.9	4.0	6.0	6.3	5.9	6.1	6.4	6.2

Salary increases	2.6	2.6	2.6	4.3	4.0	4.5	–	–	–

Expected long-term rate of return on plan assets	4.8	4.8	5.0	7.2	7.5	7.6	–	–	–

Benefit obligation (%)

Discount rate	3.1	3.5	3.9	5.5	6.0	6.3	5.5	6.1	6.4

Salary increases	2.0	2.6	2.6	4.2	4.3	4.0	–	–	–

Net periodic pension cost and benefit obligation assumptions
The assumptions used to determine the benefit obligation as of the measurement date are also used to calculate the net periodic pension cost for the 12-month period following this date. The discount rate is one of the factors used to determine the present value as of the measurement date of the future cash outflows currently expected to be required to satisfy the benefit obligations when due. The assumption pertaining to salary increases is used to calculate the PBO, which is measured using an assumption as to future compensation levels.

The expected long-term rate of return on plan assets, which is used to calculate the expected return on plan assets as a component of the net periodic pension cost, reflects the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the PBO. In estimating that rate, appropriate consideration is given to the returns being earned by the plan assets and the rates of return expected to be available for reinvestment.

The expected long-term rate of return on plan assets is based on total return forecasts and volatility and correlation estimates. Where possible, similar, if not related, approaches are followed to forecast returns for the various asset classes. For most asset classes, clearly specified multi-linear regression models to forecast returns are used or reliance is put on traditional models such as dividend discount and fair value models.

The expected long-term rate of return on debt securities reflects both accruing interest and price returns. The probable long-term relationship between the total return and certain exogenous variables pre-defined by economic model is explicitly used, which directly links the debt securities total return forecasts to the macro-forecasts.

The expected long-term rate of return on equity securities is based on a two-stage dividend discount model, which considers analyst consensus earnings to compute a market-implied equity risk premium. Dividends are estimated using market consensus earnings and the historical payout ratio. A subsequent scenario analysis was used to stress test the level of the return.

The expected long-term rate of return on real estate is based on error correction models. The underlying economic models reflect both the rental and the capital market side of the direct real estate market. This allows for a replicable and robust forecasting methodology for expected returns on real estate equity, fund and direct market indices.

The expected long-term rate of return on private equity and hedge funds is estimated by using private equity and hedge fund benchmarks and indices. In both private equity and hedge funds, a set of factors drives or explains returns. To capture these, multiple linear regression models with lagged returns are utilized. This methodology also lends itself to the fact that these alternative investments tended to be positively correlated with current and lagged equity securities returns.

Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate of 9.75% for 2010 and 2009 and 11% for 2008 was assumed in the cost of covered health care benefits. As of December 31, 2010, the rate is assumed to decrease gradually to 5% by 2016 and remain at that level thereafter. As of December 31, 2010, 2009 and 2008, a 1% increase in the health care cost trend rate assumption would have resulted in an increase in post-retirement expenses of CHF 1.5 million, CHF 1.3 million and CHF 1.3 million, and an increase in accumulated post-retirement defined benefit obligation of CHF 26 million, CHF 19 million and CHF 18 million, respectively. A 1% decrease in the health care cost trend assumption would result in a decrease in post-retirement expenses of CHF 1.2 million, CHF 1.0 million and CHF 1.1 million, and a decrease in post-retirement defined benefit obligation of CHF 21 million, CHF 16 million and CHF 15 million as of December 31, 2010, 2009 and 2008.

Plan assets and investment strategy
Plan assets, which are assets that have been segregated and restricted to provide for plan benefits, are measured at their fair value as of the measurement date.
The Group’s defined benefit pension plans employ a total return investment approach, whereby a diversified mix of debt and equity securities and alternative investments, specifically hedge funds and private equity, are used to maximize the long-term return of plan assets while incurring a prudent level of risk. The intent of this strategy is to outperform plan liabilities over the long-term in order to minimize plan expenses. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Furthermore, equity securities are diversified across Swiss and non-Swiss stocks as well as among growth, value and small and large capitalization stocks. Real estate and alternative investments, such as private equity and hedge funds, are used to enhance long-term returns while improving portfolio diversification. Derivatives may be used to hedge market exposure, but are not used to leverage the portfolio beyond the market value of the underlying investments. Investment risk is measured and monitored on an ongoing basis through periodic asset/liability studies and quarterly investment portfolio reviews. To limit investment risk, the Group pension plans follow defined strategic asset allocation guidelines. Depending on the market conditions, these guidelines are even more limited on a short-term basis.

As of December 31, 2010 and 2009, the total fair value of Group debt securities included in plan assets was CHF 251 million and CHF 238 million, respectively, and the total fair value of Group equity securities and options was CHF 15 million and CHF 34 million, respectively.

Fair value hierarchy of plan assets
For discussion of the fair value hierarchy, refer to Note 33 – Financial instruments – Fair value hierarchy.
Qualitative disclosures of valuation techniques used to measure fair value
Cash and cash equivalents
Cash and cash equivalents includes money market instruments such as bankers’ acceptances, certificates of deposit, CP, book claims, treasury bills, other rights and commingled funds. Valuations of money market instruments and commingled funds are generally based on observable inputs.

Debt securities
Debt securities include government and corporate bonds which are generally quoted in active markets. Debt securities for which market prices are not available, are valued based on yields reflecting the perceived risk of the issuer and the maturity of the security, recent disposals in the market or other modeling techniques, which may involve judgment.

Equity securities
Equity securities held include common equity shares, convertible bonds and shares in investment companies and units in mutual funds. The common equity shares are generally traded on public stock exchanges for which quoted prices are regularly available. Convertible bonds are generally valued using observable pricing sources. Shares in investment companies and units in mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.

Derivatives
Derivatives include both OTC and exchange-traded derivatives. The fair value of OTC derivatives is determined on the basis of inputs that include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity since the required inputs are generally observable in the marketplace. Other more complex derivatives may use unobservable inputs. Such inputs include long-dated volatility assumptions on OTC option transactions and recovery rate assumptions for credit derivative transactions. The fair value of exchange-traded derivatives is typically derived from the observable exchange prices and/or observable inputs.

Real estate
Real estate includes direct real estate as well as investments in real estate investment companies, trusts or mutual funds. Direct real estate is initially measured at its transaction price, which is the best estimate of fair value. Thereafter, direct real estate is individually measured at fair value based on a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. Real estate investment companies, trusts and mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.

Alternative investments
Private equity includes direct investments, investments in partnerships that make private equity and related investments in various portfolio companies and funds and fund of funds partnerships. Private equity consists of both publicly traded securities and private securities. Publicly traded investments that are restricted or that are not quoted in active markets are valued based on publicly available quotes with appropriate adjustments for liquidity or trading restrictions made. Private equity is valued taking into account a number of factors, such as the most recent round of financing involving unrelated new investors, earnings multiple analyses using comparable companies or discounted cash flow analyses. Private equity for which a fair value is not readily determinable is measured at fair value using NAV provided by the general partner.

Hedge funds that are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, is measured at fair value using NAV provided by the fund administrator.
Fair value of plan assets
The following tables present the plan assets measured at fair value on a recurring basis as of December 31, 2010 and 2009, for the Group’s defined benefit pension plans.
Plan assets measured at fair value on a recurring basis
	2010					2009

end of	Level 1	Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total

Plan assets at fair value (CHF million)

Cash and cash equivalents	890	1,366		0	2,256	641	1,702		0	2,343

Debt securities	1,806	3,576		0	5,382	1,710	3,259		0	4,969

of which governments	1,806	38		0	1,844	1,709	58		0	1,767

of which corporates	0	3,538		0	3,538	1	3,201		0	3,202

Equity securities	840	1,282		0	2,122	659	1,082		0	1,741

Real estate	0	492		1,014	1,506	0	401		982	1,383

of which direct	0	0		1,014	1,014	0	0		982	982

of which indirect	0	492		0	492	0	401		0	401

Alternative investments	0	1,640		573	2,213	0	1,680		515	2,195

of which private equity	0	0		573	573	0	0		515	515

of which hedge funds	0	1,526		0	1,526	0	1,572		0	1,572

of which other	0	114	[1]	0	114	0	108	[1]	0	108

Other investments	0	(51)		0	(51)	0	(37)		0	(37)

Switzerland	3,536	8,305		1,587	13,428	3,010	8,087		1,497	12,594

Cash and cash equivalents	138	19		0	157	163	8		0	171

Debt securities	65	644		122	831	79	392		176	647

of which governments	57	1		0	58	48	0		0	48

of which corporates	8	643		122	773	31	392		176	599

Equity securities	0	1,006		0	1,006	56	1,142		0	1,198

Real estate - indirect	0	0		52	52	0	0		14	14

Alternative investments	0	(97)		94	(3)	0	(130)		57	(73)

of which private equity	0	0		8	8	0	0		12	12

of which hedge funds	0	3		81	84	0	0		45	45

of which other	0	(100)	[1]	5	(95)	0	(130)	[1]	0	(130)

Other investments	0	78		0	78	0	79		0	79

International	203	1,650		268	2,121	298	1,491		247	2,036

Total plan assets at fair value	3,739	9,955		1,855	15,549	3,308	9,578		1,744	14,630

1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
		Actual return on plan assets

	Balance at beginning of period	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period

2010 (CHF million)

Debt securities - corporates	176	16	1	(56)	(15)	122

Real estate	996	32	0	40	(2)	1,066

of which direct	982	29	0	3	0	1,014

of which indirect	14	3	0	37	(2)	52

Alternative investments	572	(7)	3	104	(5)	667

of which private equity	527	(7)	1	61	(1)	581

of which hedge funds	45	0	2	38	(4)	81

of which other	0	0	0	5	0	5

Total plan assets at fair value	1,744	41	4	88	(22)	1,855

of which Switzerland	1,497	22	0	68	0	1,587

of which International	247	19	4	20	(22)	268

2009 (CHF million)

Debt securities - corporates	103	20	(2)	55	–	176

Real estate	1,004	36	1	(45)	–	996

of which direct	970	55	1	(44)	–	982

of which indirect	34	(19)	0	(1)	–	14

Alternative investments	499	(23)	(1)	97	–	572

of which private equity	461	(35)	3	98	–	527

of which hedge funds	38	12	(4)	(1)	–	45

Other investments	25	0	16	(41)	–	0

Total plan assets at fair value	1,631	33	14	66	–	1,744

of which Switzerland	1,396	22	1	78	–	1,497

of which International	235	11	13	(12)	–	247

The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Weighted-average plan asset allocation as of the measurement date
	Switzerland		International

December 31	2010	2009	2010	2009

Weighted-average plan asset allocation (%)

Cash and cash equivalents	16.8	18.6	7.4	8.4

Debt securities	40.0	39.5	39.1	31.7

Equity securities	15.8	13.8	47.4	58.8

Real estate	11.2	11.0	2.5	0.7

Alternative investments	16.2	17.1	0.0	(3.5)	[1]

Insurance	0.0	0.0	3.6	3.9

Total	100.0	100.0	100.0	100.0

1 Negative asset allocation was primarily related to derivative instruments.

The following table shows the target plan asset allocation for 2011 in accordance with the Group’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic pension costs for 2011.

Weighted-average target plan asset allocation to be applied prospectively
	Switzerland	International

2011 (%)

Cash and cash equivalents	10	1

Debt securities	45	57

Equity securities	20	20

Real estate	10	1

Alternative investments	15	17

Insurance	0	4

Total	100	100

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
	Defined benefit pension plans	Other post- retirement defined benefit plans

Estimated future benefit payments (CHF million)

2011	871	8

2012	865	9

2013	863	9

2014	873	10

2015	875	10

For five years thereafter	4,480	56

Defined contribution pension plans
The Group contributes to various defined contribution pension plans primarily in the US and the UK as well as other countries throughout the world. During 2010, 2009 and 2008, the Group contributed to these plans and recognized as expense CHF 263 million, CHF 235 million and CHF 249 million, respectively.

Derivatives and hedging activities	12 Months Ended
Dec. 31, 2010
Derivatives and hedging activities
Derivatives and hedging activities
30 Derivatives and hedging activities
Derivatives are generally either privately negotiated OTC contracts or standard contracts transacted through regulated exchanges. The Group’s most frequently used freestanding derivative products, entered into for trading and risk management purposes, include interest rate, credit default and cross-currency swaps, interest rate and foreign exchange options, foreign exchange forward contracts and foreign exchange and interest rate futures.

The Group also enters into contracts that are not considered derivatives in their entirety but include embedded derivative features. Such transactions primarily include issued and purchased structured debt instruments where the return may be calculated by reference to an equity security, index or third-party credit risk, or that have non-standard interest or foreign exchange terms.

On the date a derivative contract is entered into, the Group designates it as belonging to one of the following categories:
– trading activities;
– a risk management transaction that does not qualify as a hedge under accounting standards (referred to as an economic hedge);
– a hedge of the fair value of a recognized asset or liability;
– a hedge of the variability of cash flows to be received or paid relating to a recognized asset or liability or a forecasted transaction; or
– a hedge of a net investment in a foreign operation.
Trading activities
The Group is active in most of the principal trading markets and transacts in many popular trading and hedging products. As noted above, this includes the use of swaps, futures, options and structured products, such as custom transactions using combinations of derivatives, in connection with its sales and trading activities. Trading activities include market making, positioning and arbitrage activities. The majority of the Group’s derivatives were used for trading activities.

Economic hedges
Economic hedges arise when the Group enters into derivative contracts for its own risk management purposes, but the contracts entered into do not qualify for hedge accounting under US GAAP. These economic hedges include the following types:

– interest rate derivatives to manage net interest rate risk on certain core banking business assets and liabilities;
– foreign exchange derivatives to manage foreign exchange risk on certain core banking business revenue and expense items, as well as on core banking business assets and liabilities;
– credit derivatives to manage credit risk on certain loan portfolios; and
– futures to manage risk on equity positions including convertible bonds.
Derivatives used in economic hedges are included as trading assets or trading liabilities in the consolidated balance sheets.
Hedge accounting
Fair value hedges
The Group designates fair value hedges as part of an overall interest rate risk management strategy that incorporates the use of derivative instruments to minimize fluctuations in earnings that are caused by interest rate volatility. In addition to hedging changes in fair value due to interest rate risk associated with fixed rate loans, repurchase agreements and long-term debt instruments, the Group uses:

– cross-currency swaps to convert foreign-currency-denominated fixed rate assets or liabilities to floating rate functional currency assets or liabilities; and
– foreign exchange forward contracts to hedge the foreign exchange risk associated with available-for-sale securities.
Cash flow hedges
The Group designates cash flow hedges as part of its strategy to mitigate its risk to variability of cash flows on loans, deposits and other debt obligations by using interest rate swaps to convert variable rate assets or liabilities to fixed rates. The Group also uses cross-currency swaps to convert foreign-currency-denominated fixed and floating rate assets or liabilities to fixed rate assets or liabilities based on the currency profile that the Group elects to be exposed to. This includes, but is not limited to, Swiss francs and US dollars. Further, the Group uses derivatives to hedge its cash flows associated with forecasted transactions. As of the end of 2010, the maximum length of time over which the Group hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was five months.

Net investment hedges
The Group designates net investment hedges as part of its strategy to hedge selected net investments in foreign operations against adverse movements in foreign exchange rates, typically using forward foreign exchange contracts.

Hedge effectiveness assessment
The Group assesses the effectiveness of hedging relationships both prospectively and retrospectively. The prospective assessment is made both at the inception of a hedging relationship and on an ongoing basis, and requires the Group to justify its expectation that the relationship will be highly effective over future periods. The retrospective assessment is also performed on an ongoing basis and requires the Group to determine whether or not the hedging relationship has actually been effective. If the Group concludes, through a retrospective evaluation, that hedge accounting is appropriate for the current period, then it measures the amount of hedge ineffectiveness to be recognized in earnings.

Fair value of derivative instruments
The table below presents gross derivative replacement values by type of contract and balance sheet location and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Group.

Information on bifurcated embedded derivatives has not been included in this table. Under US GAAP, the Group elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.

For further discussion of the fair value of derivatives, refer to Note 33 – Financial instruments.
Fair value of derivative instruments
	Trading			Hedging			[1]

end of 2010	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,073.9	6.3	5.9	0.0	0.0	0.0

Swaps	24,103.8	429.2	422.3	70.0	2.5	1.7

Options bought and sold (OTC)	2,420.3	44.9	46.1	0.0	0.0	0.0

Futures	2,769.2	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	1,365.6	0.5	0.3	0.0	0.0	0.0

Interest rate products	38,732.8	480.9	474.6	70.0	2.5	1.7

Forwards	2,062.4	35.2	37.9	19.4	0.4	0.1

Swaps	1,059.0	35.0	45.8	0.0	0.0	0.0

Options bought and sold (OTC)	796.9	14.4	15.1	0.0	0.0	0.0

Futures	13.5	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	5.6	0.1	0.1	0.0	0.0	0.0

Foreign exchange products	3,937.4	84.7	98.9	19.4	0.4	0.1

Forwards	15.9	1.7	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	25.4	0.7	0.8	0.0	0.0	0.0

Futures	0.5	0.0	0.0	0.0	0.0	0.0

Precious metals products	41.8	2.4	2.2	0.0	0.0	0.0

Forwards	6.2	1.1	0.1	0.0	0.0	0.0

Swaps	213.7	4.2	7.5	0.0	0.0	0.0

Options bought and sold (OTC)	268.2	15.0	16.2	0.0	0.0	0.0

Futures	77.9	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	389.5	17.0	18.0	0.0	0.0	0.0

Equity/index-related products	955.5	37.3	41.8	0.0	0.0	0.0

Credit derivatives [2]	1,989.5	49.5	46.6	0.0	0.0	0.0

Forwards	32.0	2.0	1.9	0.0	0.0	0.0

Swaps	100.9	14.1	15.7	0.0	0.0	0.0

Options bought and sold (OTC)	50.1	3.2	2.9	0.0	0.0	0.0

Futures	219.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	128.6	4.8	4.8	0.0	0.0	0.0

Other products [3]	531.4	24.1	25.3	0.0	0.0	0.0

Total derivative instruments	46,188.4	678.9	689.4	89.4	2.9	1.8

The notional amount for derivative instruments (trading and hedging) was CHF 46,277.8 billion as of December 31, 2010.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

	Trading			Hedging			[1]

end of 2009	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,956.7	6.4	6.2	0.0	0.0	0.0

Swaps	22,671.5	473.6	464.5	58.6	1.8	1.3

Options bought and sold (OTC)	2,461.2	43.6	46.1	0.0	0.0	0.0

Futures	1,900.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	926.5	0.1	0.2	0.0	0.0	0.0

Interest rate products	35,916.5	523.7	517.0	58.6	1.8	1.3

Forwards	1,682.1	18.9	21.0	22.4	0.2	0.0

Swaps	995.8	31.7	34.0	0.0	0.0	0.0

Options bought and sold (OTC)	866.8	14.8	15.8	0.0	0.0	0.0

Futures	22.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	17.1	0.2	0.4	0.0	0.0	0.0

Foreign exchange products	3,584.4	65.6	71.2	22.4	0.2	0.0

Forwards	12.3	1.6	1.0	0.0	0.0	0.0

Options bought and sold (OTC)	22.3	0.6	1.1	0.0	0.0	0.0

Futures	3.0	0.0	0.0	0.0	0.0	0.0

Precious metals products	37.6	2.2	2.1	0.0	0.0	0.0

Forwards	6.3	1.6	0.1	0.0	0.0	0.0

Swaps	210.6	5.1	8.2	0.0	0.0	0.0

Options bought and sold (OTC)	337.4	17.9	21.1	0.0	0.0	0.0

Futures	124.3	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	502.5	1.2	1.4	0.0	0.0	0.0

Equity/index-related products	1,181.1	25.8	30.8	0.0	0.0	0.0

Credit derivatives [2]	2,414.0	68.2	61.9	0.0	0.0	0.0

Forwards	28.3	1.7	2.0	0.0	0.0	0.0

Swaps	142.6	17.4	17.8	0.0	0.0	0.0

Options bought and sold (OTC)	66.7	3.5	3.5	0.0	0.0	0.0

Futures	313.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	147.5	3.0	2.7	0.0	0.0	0.0

Other products [3]	698.7	25.6	26.0	0.0	0.0	0.0

Total derivative instruments	43,832.3	711.1	709.0	81.0	2.0	1.3

The notional amount for derivative instruments (trading and hedging) was CHF 43,913.3 billion as of December 31, 2009.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

	2010		2009

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	681.8	691.2	713.1	710.3

Counterparty netting [1]	(602.9)	(602.9)	(623.8)	(623.8)

Cash collateral netting [1]	(28.5)	(29.2)	(32.2)	(28.8)

Replacement values (trading and hedging) after netting agreements	50.4	59.1	57.1	57.7

of which recorded in trading assets (PRV) and trading liabilities (NRV)	47.7	57.9	55.1	56.5

of which recorded in other assets (PRV) and other liabilities (NRV)	2.7	1.2	2.0	1.2

1 Netting was based on legally enforceable netting agreements.

Fair value hedges
in	2010	2009	2008

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	564	(664)	–

Foreign exchange products	21	3	–

Total	585	(661)	–

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(546)	644	–

Foreign exchange products	(21)	(3)	–

Total	(567)	641	–

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	18	(20)	65

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
in	2010		2009		2008

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Foreign exchange products [1]	39		117		–

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	27	[2]	13	[3]	–

Details of cash flow hedges (CHF million)

Net gains/(losses) on the ineffective portion	0		0		(1)

1 Represents gains/(losses) on effective portion. 2 Included in commissions and fees. 3 Included in total operating expenses.

The net gain associated with cash flow hedges expected to be reclassified from AOCI within the next 12 months was CHF 19 million.
Net investment hedges
in	2010		2009		2008

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	8		12		–

Foreign exchange products	1,563		(1,401)		–

Total	1,571		(1,389)		–

Gains/(losses) reclassified from AOCI into income (CHF million)

Interest rate products	0		0		–

Foreign exchange products	(4)	[1]	(21)	[2]	–

Total	(4)		(21)		–

Represents gains/(losses) on effective portion.
1 Included in other revenues. 2 Primarily included in discontinued operations.

The Group includes all derivative instruments not included in hedge accounting relationships in its trading activities. Instead of separately disclosing gains and losses of these derivative instruments by type of contracts, the Group elected to provide alternative disclosures as offered under US GAAP. For these alternative disclosures, refer to Note 8 – Trading revenues.

Disclosures relating to contingent credit risk
Certain of the Group’s derivative instruments contain provisions that require it to maintain a specified credit rating from each of the major credit rating agencies. If the ratings fall below that specified in the contract, the counterparties to the agreements could request payment of additional collateral on those derivative instruments that are in a net liability position. Certain of the derivative contracts also provide for termination of the contract, generally upon a downgrade of either the Group or the counterparty, at the existing mark-to-market of the derivative contract.

The following table provides the Group’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and SPEs that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch and a two-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure by contract may include amounts other than or in addition to the NRV of derivative instruments with credit-risk-related contingent features.

Contingent credit risk
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2010 (CHF billion)

Current net exposure	14.6	2.1	0.8	17.5

Collateral posted	13.0	2.0	–	15.0

Additional collateral required in a one-notch downgrade event	0.2	1.8	0.1	2.1

Additional collateral required in a two-notch downgrade event	0.4	3.2	0.4	4.0

2009 (CHF billion)

Current net exposure	10.5	3.3	1.6	15.4

Collateral posted	9.0	3.4	–	12.4

Additional collateral required in a one-notch downgrade event	0.2	2.4	0.7	3.3

Additional collateral required in a two-notch downgrade event	0.5	4.4	1.0	5.9

Credit derivatives
Credit derivatives are contractual agreements in which the buyer generally pays a fee in exchange for a contingent payment by the seller if there is a credit event on the underlying referenced entity or asset. They are generally privately negotiated OTC contracts, with numerous settlement and payment terms, and most are structured so that they specify the occurrence of an identifiable credit event, which can include bankruptcy, insolvency, receivership, material adverse restructuring of debt or failure to meet obligations when due.

The Group enters into credit derivative contracts in the normal course of business, buying and selling protection to facilitate client transactions and as a market maker. This includes providing structured credit products for its clients to enable them to hedge their credit risk. The referenced instruments of these structured credit products are both investment grade and non-investment grade and could include corporate bonds, sovereign debt, asset-backed securities (ABS) and loans. These instruments can be formed as single items (single-named instruments) or combined on a portfolio basis (multi-named instruments). The Group purchases protection to economically hedge various forms of credit exposure, for example, the economic hedging of loan portfolios or other cash positions. Finally, the Group also takes proprietary positions which can take the form of either purchased or sold protection.

The credit derivatives most commonly transacted by the Group are CDS and credit swaptions. CDSs are contractual agreements in which the buyer of the swap pays an upfront and/or a periodic fee in return for a contingent payment by the seller of the swap following a credit event of the referenced entity or asset. Credit swaptions are options with a specified maturity to buy or sell protection under a CDS on a specific referenced credit event.

In addition, to reduce its credit risk, the Group enters into legally enforceable netting agreements with its derivative counterparties. Collateral on these derivative contracts is usually posted on a net counterparty basis and cannot be allocated to a particular derivative contract.

Credit protection sold
Credit protection sold is the maximum potential payout, which is based on the notional value of derivatives and represents the amount of future payments that the Group would be required to make as a result of credit-risk-related events. The Group believes that the maximum potential payout is not representative of the actual loss exposure based on historical experience. This amount has not been reduced by the Group’s rights to the underlying assets and the related cash flows. In accordance with most credit derivative contracts, should a credit event (or settlement trigger) occur, the Group is usually liable for the difference between the credit protection sold and the recourse it holds in the value of the underlying assets. The maximum potential amount of future payments has not been reduced for any cash collateral paid to a given counterparty as such payments would be calculated after netting all derivative exposures, including any credit derivatives with that counterparty in accordance with a related master netting agreement. Due to such netting processes, determining the amount of collateral that corresponds to credit derivative exposures only is not possible.

To reflect the quality of the payment risk on credit protection sold, the Group assigns an internally generated rating to those instruments referenced in the contracts. Internal ratings are assigned by experienced credit analysts based on expert judgment that incorporates analysis and evaluation of both quantitative and qualitative factors. The specific factors analyzed, and their relative importance, are dependent on the type of counterparty. The analysis emphasizes a forward-looking approach, concentrating on economic trends and financial fundamentals, and making use of peer analysis, industry comparisons and other quantitative tools. External ratings and market information are also used in the analysis process where available.

Credit protection purchased
Credit protection purchased represents those instruments where the underlying reference instrument is identical to the reference instrument of the credit protection sold. The maximum potential payout amount of credit protection purchased for each individual identical underlying reference instrument may be greater or lower than the notional amount of protection sold.

The Group also considers estimated recoveries that they would receive if the specified credit event occurred, including both the anticipated value of the underlying referenced asset that would, in most instances, be transferred to the Group and the impact of any purchased protection with an identical reference instrument and product type.

Other protection purchased
In the normal course of business, the Group purchases protection to offset the risk of credit protection sold that may have similar, but not identical, reference instruments, and may use similar, but not identical, products, which reduces the total credit derivative exposure. Other protection purchased is based on the notional value of the instruments.

The Group purchases its protection from banks and broker dealers, other financial institutions and other counterparties.
Fair value of credit protection sold
The fair values of the credit protection sold also give an indication of the amount of payment risk, as the negative fair values increase when the potential payment under the derivative contracts becomes more probable.

The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” table. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the contract. Total return swaps (TRS) are excluded because a TRS does not expose the seller to potential loss from credit-risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.

Credit protection sold/purchased
	2010

end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF million)

Investment grade [2]	(467,460)	450,139		(17,321)	49,008	975

Non-investment grade	(195,340)	169,173		(26,167)	17,161	(2,208)

Total single-name instruments	(662,800)	619,312		(43,488)	66,169	(1,233)

of which sovereigns	(115,191)	113,546		(1,645)	10,305	(2,390)

of which non-sovereigns	(547,609)	505,766		(41,843)	55,864	1,157

Multi-name instruments (CHF million)

Investment grade [2]	(238,372)	215,052		(23,320)	14,480	(4,765)

Non-investment grade	(60,283)	55,884		(4,399)	16,112	(1,088)

Total multi-name instruments	(298,655)	270,936		(27,719)	30,592	(5,853)

of which sovereigns	(15,425)	14,589		(836)	643	(636)

of which non-sovereigns	(283,230)	256,347		(26,883)	29,949	(5,217)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above.

Credit protection sold
	2009

end of	Credit protection sold	Fair value of credit protection sold	Recoveries

Single-name instruments (CHF million)

Investment grade [1]	(608,416)	8,709	598,908

Non-investment grade	(222,402)	(12,790)	215,675

Total single-name instruments	(830,818)	(4,081)	814,583

of which sovereigns	(128,760)	(782)	128,141

of which non-sovereigns	(702,058)	(3,299)	686,442

Multi-name instruments (CHF million)

Investment grade [1]	(291,880)	(9,271)	285,683

Non-investment grade	(58,579)	494	56,144

Total multi-name instruments	(350,459)	(8,777)	341,827

of which sovereigns	(347)	(58)	111

of which non-sovereigns	(350,112)	(8,719)	341,716

1 Based on internal ratings of BBB and above.

The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts.
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2010 (CHF million)

Single-name instruments	90,718	468,223	103,859	662,800

Multi-name instruments	27,257	227,007	44,391	298,655

Total	117,975	695,230	148,250	961,455

2009 (CHF million)

Single-name instruments	100,387	592,575	137,856	830,818

Multi-name instruments	31,154	256,008	63,297	350,459

Total	131,541	848,583	201,153	1,181,277

Guarantees and commitments	12 Months Ended
Dec. 31, 2010
Guarantees and commitments
Guarantees and commitments
31 Guarantees and commitments
Guarantees
In the ordinary course of business, guarantees are provided that contingently obligate Credit Suisse to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the Group’s current best estimate of payments that will be required under existing guarantee arrangements.

Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2010 (CHF million)

Credit guarantees and similar instruments	3,413	1,525	1,033	1,437	7,408	6,922		512	4,357

Performance guarantees and similar instruments	8,076	2,157	1,213	660	12,106	10,840		100	4,317

Securities lending indemnifications	18,254	0	0	0	18,254	18,254		0	18,254

Derivatives [2]	35,804	19,292	6,486	4,061	65,643	65,643		2,246	–	[3]

Other guarantees	4,349	544	278	287	5,458	5,387		8	2,622

Total guarantees	69,896	23,518	9,010	6,445	108,869	107,046		2,866	29,550

2009 (CHF million)

Credit guarantees and similar instruments	3,290	1,589	1,533	1,655	8,067	7,309		543	4,521

Performance guarantees and similar instruments	6,342	4,004	1,008	806	12,160	10,707		96	3,995

Securities lending indemnifications	22,644	0	0	0	22,644	22,644		0	22,644

Derivatives [2]	29,168	25,535	13,277	12,615	80,595	80,595		2,455	–	[3]

Other guarantees	3,836	564	200	275	4,875	4,807		10	2,181

Total guarantees	65,280	31,692	16,018	15,351	128,341	126,062		3,104	33,341

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. In the case of certain active commercial banks, prior periods have been conformed to the current presentation. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Credit guarantees and similar instruments
Credit guarantees and similar instruments are contracts that require the Group to make payments should a third party fail to do so under a specified existing credit obligation. The position includes standby letters of credit, commercial and residential mortgage guarantees and other guarantees associated with VIEs.

Standby letters of credit are made in connection with the corporate lending business and other corporate activities, where the Group provides guarantees to counterparties in the form of standby letters of credit, which represent obligations to make payments to third parties if the counterparties fail to fulfill their obligations under a borrowing arrangement or other contractual obligation.

Commercial and residential mortgage guarantees are made in connection with the Group’s commercial mortgage activities in the US, where the Group sells certain commercial and residential mortgages to the Federal National Mortgage Association (FNMA) and agrees to bear a percentage of the losses triggered by the borrowers failing to perform on the mortgage. The Group also issues guarantees that require it to reimburse the FNMA for losses on certain whole loans underlying mortgage-backed securities issued by the FNMA, which are triggered by borrowers failing to perform on the underlying mortgages.

The Group also provides guarantees to VIEs and other counterparties under which it may be required to buy assets from such entities upon the occurrence of certain triggering events such as rating downgrades and/or substantial decreases in fair value of those assets.

Performance guarantees and similar instruments
Performance guarantees and similar instruments are arrangements that require contingent payments to be made when certain performance-related targets or covenants are not met. Such covenants may include a customer’s obligation to deliver certain products and services or to perform under a construction contract. Performance guarantees are frequently executed as part of project finance transactions. The position includes private equity fund guarantees and guarantees related to residential mortgage securitization activities.

For private equity fund guarantees, the Group has provided investors in private equity funds sponsored by a Group entity guarantees on potential obligations of certain general partners to return amounts previously paid as carried interest to those general partners if the performance of the remaining investments declines. To manage its exposure, the Group generally withholds a portion of carried interest distributions to cover any repayment obligations. In addition, pursuant to certain contractual arrangements, the Group is obligated to make cash payments to certain investors in certain private equity funds if specified performance thresholds are not met.

Further, as part of the Group’s residential mortgage securitization activities in the US, the Group may guarantee the collection by the servicer and remittance to the securitization trust of prepayment penalties. The Group will have to perform under these guarantees in the event the servicer fails to remit the prepayment penalties.

Securities lending indemnifications
Securities lending indemnifications include arrangements in which the Group agreed to indemnify securities lending customers against losses incurred in the event that security borrowers do not return securities subject to the lending agreement and the collateral held is insufficient to cover the market value of the securities borrowed. As indicated in the Guarantees table, the Group was fully collateralized in respect of securities lending indemnifications.

Derivatives
Derivatives are issued in the ordinary course of business, generally in the form of written put options. Disclosures about derivative contracts are not required under US GAAP if such contracts may be cash settled and the Group has no basis to conclude it is probable that the counterparties held, at inception, the underlying instruments related to the derivative contracts. The Group has concluded that these conditions were met for certain active commercial and investment banks and certain other counterparties, and accordingly, the Group has not included such contracts as guarantees.

The Group manages its exposure to these derivatives by engaging in various hedging strategies to reduce its exposure. For some contracts, such as written interest rate caps or foreign exchange options, the maximum payout is not determinable as interest rates or exchange rates could theoretically rise without limit. For these contracts, notional amounts were disclosed in the table above in order to provide an indication of the underlying exposure. In addition, the Group carries all derivatives at fair value in the consolidated balance sheets and has considered the performance triggers and probabilities of payment when determining those fair values. It is more likely than not that written put options that are in-the-money to the counterparty will be exercised, for which the Group’s exposure was limited to the fair value reflected in the table.

Other guarantees
Other guarantees include bankers’ acceptances, residual value guarantees, deposit insurance, contingent considerations in business combinations, the minimum value of an investment in mutual funds or private equity funds and all other guarantees that are not allocated to one of the categories above.

Deposit-taking banks in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. Upon occurrence of a payout event triggered by a specified restriction of business imposed by the Swiss Financial Markets Supervisory Authority (FINMA) or by compulsory liquidation of another deposit taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. These deposit insurance guarantees were reflected in other guarantees.

Representations and warranties on mortgages
In connection with Investment Banking’s sale of residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to: the US government-sponsored enterprises Fannie Mae and Freddie Mac (GSEs); institutional investors, primarily banks; and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent claims are made; the validity of such claims (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.

The Group sold approximately USD 8.2 billion of residential mortgage loans to GSEs during the period January 1, 2004 to December 31, 2010. The Group had outstanding GSE repurchase claims of USD 39 million as of December 31, 2010 and 2009, respectively.

The Group sold approximately USD 21.7 billion of residential mortgage loans to private investors, primarily banks, during the period January 1, 2004 to December 31, 2010. The Group had outstanding repurchase claims relating to sales of residential mortgage loans to private investors of USD 434 million and USD 254 million as of December 31, 2010 and 2009, respectively.

The Group sold approximately USD 128.5 billion of residential mortgage loans in connection with non-agency securitizations during the period January 1, 2004 to December 31, 2010. The outstanding balance of these residential mortgage loans as of December 31, 2010 was USD 36.0 billion. The difference between the total balance of mortgage loans sold in connection with the securitizations and the outstanding balance as of December 31, 2010 is attributable to borrower payments of USD 79.1 billion, and losses of USD 13.4 billion to loan defaults. The Group had no outstanding repurchase claims relating to non-agency securitizations as of December 31, 2010. Representations and warranties in non-agency securitizations are more limited in scope than those relating to GSE securitizations, and it can be more difficult to establish causation and standing in making a repurchase claim for breach of representations and warranties in non-agency securitizations. The Group is involved in litigation relating to its non-agency securitization activities.

The Group incurred losses relating to residential mortgage repurchases of USD 24 million during each of the years ending December 31, 2010 and 2009, respectively, primarily relating to claims from GSEs. The Group had a reserve of USD 29 million and USD 33 million as of December 31, 2010 and 2009, respectively, substantially all relating to claims from GSEs.

Repurchase claims may increase in the future based on the large number of defaults in residential mortgages, including those sold or securitized by the Group.
Disposal-related contingencies and other indemnifications
The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees are not reflected in the table above and are discussed below.
Disposal-related contingencies
In connection with the sale of assets or businesses, the Group sometimes provides the acquirer with certain indemnification provisions. These indemnification provisions vary by counterparty in scope and duration and depend upon the type of assets or businesses sold. They are designed to transfer the potential risk of certain unquantifiable and unknowable loss contingencies, such as litigation, tax and intellectual property matters, from the acquirer to the seller. The Group closely monitors all such contractual agreements in order to ensure that indemnification provisions are adequately provided for in the Group’s consolidated financial statements.

Other indemnifications
The Group provides indemnifications to certain counterparties in connection with its normal operating activities, for which it is not possible to estimate the maximum amount that it could be obligated to pay. As a normal part of issuing its own securities, the Group typically agrees to reimburse holders for additional tax withholding charges or assessments resulting from changes in applicable tax laws or the interpretation of those laws. Securities that include these agreements to pay additional amounts generally also include a related redemption or call provision if the obligation to pay the additional amounts result from a change in law or its interpretation and the obligation cannot be avoided by the issuer taking reasonable steps to avoid the payment of additional amounts. Since such potential obligations are dependent on future changes in tax laws, the related liabilities the Group may incur as a result of such changes cannot be reasonably estimated. In light of the related call provisions typically included, the Group does not expect any potential liabilities in respect of tax gross-ups to be material.

The Group is a member of numerous securities exchanges and clearing houses and may, as a result of its membership arrangements, be required to perform if another member defaults. The Group has determined that it is not possible to estimate the maximum amount of these obligations and believes that any potential requirement to make payments under these arrangements is remote.

Lease commitments

Lease commitments (CHF million)

2011	583

2012	503

2013	447

2014	388

2015	335

Thereafter	2,234

Future operating lease commitments	4,490

Less minimum non-cancellable sublease rentals	400

Total net future minimum lease commitments	4,090

Rental expense for operating leases
in	2010	2009	2008

Rental expense for operating leases (CHF million)

Minimum rental expense	625	599	475

Sublease rental income	(123)	(125)	(119)

Total net expenses for operating leases	502	474	356

Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Collateral received

2010 (CHF million)

Irrevocable commitments under documentary credits	4,500	10	41	0	4,551	4,162		1,883

Loan commitments	153,759	35,459	12,234	8,101	209,553	202,999		142,425

Forward reverse repurchase agreements	51,968	0	0	0	51,968	51,968		51,968

Other commitments	1,375	833	1,095	557	3,860	3,860		55

Total other commitments	211,602	36,302	13,370	8,658	269,932	262,989		196,331

2009 (CHF million)

Irrevocable commitments under documentary credits	4,543	15	25	0	4,583	4,183		2,037

Loan commitments	175,656	33,888	10,064	8,876	228,484	222,128		159,349

Forward reverse repurchase agreements	43,481	0	0	0	43,481	43,481		43,481

Other commitments	6,377	1,529	757	302	8,965	8,965		6

Total other commitments	230,057	35,432	10,846	9,178	285,513	278,757		204,873

1 Total net amount is computed as the gross amount less any participations.

Irrevocable commitments under documentary credits
Irrevocable commitments under documentary credits include exposures from trade finance related to commercial letters of credit under which the Group guarantees payments to exporters against presentation of shipping and other documents.

Loan commitments
Loan commitments include unused credit facilities that can be revoked at our sole discretion upon notice to the client. A small portion of total loan commitments is related to the leveraged finance business. Commitments to originate mortgage loans that will be held for sale are considered derivatives for accounting purposes and are not included in this disclosure. Such commitments are reflected as derivatives in the consolidated balance sheets.

Forward reverse repurchase agreements
Forward reverse repurchase agreements represent transactions in which the initial cash exchange of the reverse repurchase transactions takes place on specified future dates.
Other commitments
Other commitments include private equity commitments, firm commitments in underwriting securities, commitments arising from deferred payment letters of credit and from acceptances in circulation and liabilities for calls on shares and other equity instruments.

Transfers of financial assets and variable interest entities	12 Months Ended
Dec. 31, 2010
Transfers of financial assets and variable interest entities
Transfers of financial assets and variable interest entities
32 Transfers of financial assets and variable interest entities
In the normal course of business, the Group enters into transactions with, and makes use of, SPEs. An SPE is an entity in the form of a trust or other legal structure designed to fulfill a specific limited need of the company that organized it and are generally structured to isolate the SPE’s assets from creditors of other entities, including the Group. The principal uses of SPEs are to assist the Group and its clients in securitizing financial assets and creating investment products. The Group also uses SPEs for other client-driven activity, such as to facilitate financings, and Group tax or regulatory purposes.

Transfers of financial assets
Securitizations
The majority of the Group’s securitization activities involve mortgages and mortgage-related securities and are predominantly transacted using SPEs. In a typical securitization, the SPE purchases assets financed by proceeds received from the SPE’s issuance of debt and equity instruments, certificates, CP and other notes of indebtedness. These assets and liabilities are recorded on the balance sheet of the SPE and not reflected on Group’s consolidated balance sheet, unless either the Group sold the assets to the entity and the accounting requirements for sale were not met or the Group consolidates the SPE.

The Group purchases commercial and residential mortgages for the purpose of securitization and sells these mortgage loans to SPEs. These SPEs issue commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS) and ABS that are collateralized by the assets transferred to the SPE and that pay a return based on the returns on those assets. Investors in these mortgage-backed securities or ABS typically have recourse to the assets in the SPEs, unless a third-party guarantee has been received to further enhance the creditworthiness of the assets. The investors and the SPEs have no recourse to the Group’s assets. The Group is typically an underwriter of, and makes a market in, these securities.

The Group also transacts in re-securitizations of previously issued RMBS securities. Typically, certificates issued out of an existing securitization vehicle are sold into a newly created and separate securitization vehicle. Often, these re-securitizations are initiated in order to repackage an existing security to give the investor a higher rated tranche.

The Group also purchases loans and other debt obligations from clients, which are then sold by the Group directly or indirectly to SPEs that issue collateralized debt obligations (CDOs). The Group structures, underwrites and makes a market in these CDOs. CDOs are collateralized by the assets transferred to the CDO vehicle and pay a return based on the returns on those assets. Investors typically only have recourse to the collateral of the CDO and do not have recourse to the Group’s assets.

When the Group transfers assets into an SPE, it must assess whether that transfer is accounted for as a sale of the assets. Transfers of assets may not meet sale requirements if the assets have not been legally isolated from the Group and/or if the Group’s continuing involvement is deemed to give it effective control over the assets. If the transfer is not deemed a sale, it is instead accounted for as a secured borrowing, with the transferred assets as collateral.

As a result of the issuance of new guidance effective January 1, 2010, the Group lost sale accounting treatment for certain asset transfers and for certain transfers of portions of assets that do not meet the definition of participating interests. The impact of this change in accounting guidance did not have a material impact on the Group’s financial condition, result of operations or cash flow.

Gains and losses on securitization transactions depend, in part, on the carrying values of mortgages and CDOs involved in the transfer and are allocated between the assets sold and any beneficial interests retained according to the relative fair values at the date of sale.

The following table provides the gains or losses and proceeds from the transfer of assets relating to 2010, 2009 and 2008 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Group and the SPEs used in any securitizations in which the Group still has continuing involvement as of the end of 2010, 2009 and 2008, regardless of when the securitization occurred.

Securitizations
in	2010	2009	[1]	2008	[1]

Gains and cash flows (CHF million)

CMBS
Net gain [2]	13	0		32

Proceeds from transfer of assets	523	144		1,137

Purchases of previously transferred financial assets or its underlying collateral	0	0		(173)

Servicing fees	1	1		2

Cash received on interests that continue to be held	150	244		273

RMBS
Net gain [2]	214	194		56

Proceeds from transfer of assets	52,308	34,246		20,998

Purchases of previously transferred financial assets or its underlying collateral	0	(46)		(3)

Servicing fees	6	6		4

Cash received on interests that continue to be held	488	329		231

ABS [3]
Net gain [2]	0	19		0

Proceeds from transfer of assets	0	104		0

Purchases of previously transferred financial assets or its underlying collateral	0	(18)		0

Cash received on interests that continue to be held	6	18		22

CDO
Net gain [2]	69	107		63

Proceeds from transfer of assets	2,952	2,374		1,612

Purchases of previously transferred financial assets or its underlying collateral [4]	(1,823)	(1,850)		0

Cash received on interests that continue to be held	157	13		44

1 Amounts were previously presented separately as qualified special purpose entities (QSPEs) and SPEs. The change in the presentation was a result of new guidance. 2 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 3 Primarily home equity loans. 4 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Other asset-backed financing arrangements
The Group also uses SPEs for other client-driven activity and for Group tax or regulatory purposes. These activities include various leveraged finance, repack and other types of structures.
Leveraged finance structures are used to assist in the syndication of certain loans held by the Group. Typically, a third-party private equity sponsor will establish a SPE which in turn will purchase a loan from the Group. The debt (loan facility) provided by the Group has recourse only to the assets held within the SPE.

Repack structures are designed to give a client collateralized exposure to specific cash flows or credit risk. Typically, the SPE structure will issue notes to the client, enter into a derivative through which the desired exposure is introduced and then collateral will be purchased from the Group.

Other types of structures in this category include life insurance structures, emerging market structures set up for financing, loan participation or loan origination purposes and other alternative structures created for the purpose of investing in venture capital-like investments.

The following table provides the gains or losses and proceeds from the transfer of assets relating to 2010, 2009 and 2008 transfers (which were not securitizations) treated as sales, along with the cash flows between the Group and the SPEs used in such transfers in which the Group had continuing involvement as of the end of 2010, 2009 and 2008, regardless of when the transfer of assets occurred.

Other asset-backed financing activities
in	2010	2009	2008

Gains and cash flows (CHF million)

Net gain [1]	16	12	22

Proceeds from transfer of assets [2]	1,424	3,494	6,063

Purchases of previously transferred financial assets or its underlying collateral	(696)	(219)	0

Cash received on interests that continue to be held	1,376	1,422	1,315

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the other asset-backed financing activity. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the other asset-backed financing activity pricing date and the sale price of the loans. 2 Primarily home equity loans.

The Group does not retain material servicing responsibilities from securitizations or other asset-backed financing activities.
Continuing involvement in transferred financial assets
The Group may have continuing involvement in the financial assets that are transferred to an SPE, regardless of whether the transfer was accounted for as a sale or a secured borrowing, which may take several forms, including, but not limited to, servicing, recourse and guarantee arrangements, agreements to purchase or redeem transferred assets, derivative instruments, pledges of collateral and beneficial interests in the transferred assets. Beneficial interests, which are valued at fair value, include rights to receive all or portions of specified cash inflows received by an SPE, including, but not limited to, senior and subordinated shares of interest, principal, or other cash inflows to be “passed through” or “paid through,” premiums due to guarantors, CP obligations, and residual interests, whether in the form of debt or equity.

The Group’s exposure resulting from continuing involvement in transferred financial assets is generally limited to beneficial interests typically held by the Group in the form of instruments issued by SPEs that are senior, subordinated or residual tranches. These instruments are held by the Group typically in connection with underwriting or market-making activities and are included in trading assets in the consolidated balance sheets. Any changes in the fair value of these beneficial interests are recognized in the consolidated statements of operations.

Investors usually have recourse to the assets in the SPE and often benefit from other credit enhancements, such as collateral accounts, or from liquidity facilities, such as lines of credit or liquidity put option of an asset purchase agreement. The SPE may also enter into a derivative contract in order to convert the yield or currency of the underlying assets to match the needs of the SPE investors, or to limit or change the credit risk of the SPE. The Group may be the provider of certain credit enhancements as well as the counterparty to any related derivative contract.

The following table provides the outstanding principal balance of assets to which the Group continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 2010 and 2009, regardless of when the transfer of assets occurred.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2010		2009	[1]

CHF million

CMBS
Principal amount outstanding	45,129	[2]	48,854	[2]

Total assets of SPE	65,667		71,477

RMBS
Principal amount outstanding	79,077	[2]	92,083	[2]

Total assets of SPE	85,556		99,119

ABS
Principal amount outstanding	4,171		7,244

Total assets of SPE	4,171		7,244

CDO
Principal amount outstanding	29,275	[2]	37,474	[2]

Total assets of SPE	29,279		37,952

Other asset-backed financing activities
Principal amount outstanding	10,770		12,261	[2]

Total assets of SPE	10,770		13,862

1 Amounts were previously presented separately as QSPEs and SPEs. The change in the presentation was a result of new guidance. 2 Principal amount outstanding relates to assets transferred from the Group and does not include principle amounts for assets transferred from third parties.

Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement are determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Group may utilize to hedge the inherent risks.

Key economic assumptions at the time of transfer
In January 2010, the FASB amended the disclosure requirements for the Group’s reporting of the fair value of beneficial interests retained at the time of transfer. Further, the beneficial interests are categorized according to their fair value hierarchy levels. As this requirement is not retroactive, comparable data is not presented for prior periods. For further information on fair value hierarchy, refer to Note 33 – Financial instruments – Fair value hierarchy.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer

at time of transfer	CMBS	RMBS

CHF million, except where indicated

Fair value of beneficial interests	79	3,110

of which level 2	79	2,751

of which level 3	0	359

Weighted-average life, in years	6.4	7.7

Prepayment speed assumption (rate per annum), in % [1]	–	0.0-43.7

Cash flow discount rate (rate per annum), in % [2]	5.5-10.2	0.0-70.1

Expected credit losses (rate per annum), in %	3.2-8.0	0.0-71.5

Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions as of the reporting date
The following tables provide the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 2010 and 2009.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of 2010	CMBS	[1]	RMBS	ABS	CDO	[2]	Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests	412		1,694	22	262		2,440

of which non-investment grade	25		1,070	22	35		2,397

Weighted-average life, in years	3.4		6.9	11.4	1.8		3.7

Prepayment speed assumption (rate per annum), in % [3]	–		0.2-35.8	0.0-4.1	–		–

Impact on fair value from 10% adverse change	–		(38.8)	(0.1)	–		–

Impact on fair value from 20% adverse change	–		(78.1)	(0.3)	–		–

Cash flow discount rate (rate per annum), in % [4]	2.2-40.3		2.2-52.5	7.5-28.0	0.7-29.2		0.8-7.8

Impact on fair value from 10% adverse change	(13.7)		(61.8)	(1.0)	(1.3)		(4.6)

Impact on fair value from 20% adverse change	(26.6)		(117.6)	(1.8)	(2.6)		(9.3)

Expected credit losses (rate per annum), in %	1.8-40.2		1.5-49.9	3.6-24.9	0.8-27.6		6.6-13.3

Impact on fair value from 10% adverse change	(9.8)		(48.2)	(0.6)	(0.8)		(4.1)

Impact on fair value from 20% adverse change	(19.2)		(92.1)	(1.2)	(1.5)		(8.4)

end of 2009	CMBS	[1]	RMBS	ABS	CDO	[2]	Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests	1,216		1,831	93	1,230		2,636

of which non-investment grade	403		673	86	956		1,527

Weighted-average life, in years	2.7		5.0	4.3	3.7		3.9

Prepayment speed assumption (rate per annum), in % [3]	–		0.0-32.4	1.7-4.5	–		–

Impact on fair value from 10% adverse change	–		(31.9)	(0.3)	–		–

Impact on fair value from 20% adverse change	–		(66.0)	(0.5)	–		–

Cash flow discount rate (rate per annum), in % [4]	5.6-51.6		2.2-53.5	5.1-48.2	0.5-41.3		0.2-7.8

Impact on fair value from 10% adverse change	(24.2)		(48.3)	(0.8)	(2.1)		(6.1)

Impact on fair value from 20% adverse change	(46.6)		(91.6)	(1.5)	(4.0)		(11.7)

Expected credit losses (rate per annum), in %	3.3-48.1		3.3-49.5	3.4-47.5	1.0-39.3		0.5-9.7

Impact on fair value from 10% adverse change	(17.9)		(27.4)	(0.6)	(1.3)		(5.0)

Impact on fair value from 20% adverse change	(34.7)		(51.4)	(1.2)	(2.5)		(8.8)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDOs are generally structured to be protected from prepayment risk. 3 PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate is based on the weighted-average yield on the beneficial interests.

These sensitivities are hypothetical and do not reflect economic hedging activities. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value of the beneficial interests is calculated without changing any other assumption. In practice, changes in one assumption may result in changes in other assumptions (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.

Secured borrowings
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 2010 and 2009. For information on assets pledged or assigned, refer to Note 34 – Assets pledged or assigned.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2010	2009

CHF million

CMBS
Other assets	602	940

Liability to SPE, included in Other liabilities	(602)	(940)

RMBS
Other assets	58	296

Liability to SPE, included in Other liabilities	(58)	(296)

ABS
Trading assets	19	116

Other assets	1,341	1,137

Liability to SPE, included in Other liabilities	(1,360)	(1,253)

CDO
Trading assets	203	193

Other assets	171	195

Liability to SPE, included in Other liabilities	(374)	(388)

Other asset-backed financing activities
Trading assets	1,381	1,575

Other assets	29	15

Liability to SPE, included in Other liabilities	(1,410)	(1,590)

Variable interest entities
As a normal part of its business, the Group engages in various transactions that include entities that are considered VIEs and are broadly grouped into three primary categories: CDOs, CP conduits and financial intermediation. VIEs are SPEs that typically either lack sufficient equity to finance their activities without additional subordinated financial support or are structured such that the holders of the voting rights do not substantively participate in the gains and losses of the entity. VIEs may be sponsored by the Group, unrelated third parties or clients. Such entities are required to be assessed for consolidation, compelling the primary beneficiary to consolidate the VIE. As a result of the issuance of new guidance, the FASB changed the method of analyzing whether to consolidate the VIE. The model now requires an entity to determine whether it has the power to direct the activities that most significantly affect the economics of the VIE as well as whether the reporting entity has potentially significant benefits or losses in the VIE. This is in contrast to the previous consolidation model for VIEs, which only considered whether an entity absorbed the majority of the risk and/or rewards of the VIE. In addition, the primary beneficiary must be re-evaluated on an on-going basis, whereas previously reconsideration of the primary beneficiary was only required when specified reconsideration events occurred.

Consequently, the Group consolidated certain VIEs and former qualified SPEs with which it had involvement. The Group elected the fair value option upon transition for all of the financial assets and liabilities of the VIEs and former qualified SPEs. For further information on the fair value option, refer to Note 33 – Financial instruments.

Application of the requirements for consolidation of VIEs may require the exercise of significant management judgment. In the event consolidation of a VIE is required, the exposure to the Group is limited to that portion of the VIE’s assets attributable to any variable interest held by the Group prior to any risk management activities to hedge the Group’s net exposure. Any interests held in the VIE by third parties, even though consolidated by the Group, will not typically impact its results of operations.

Transactions with VIEs are generally executed to facilitate securitization activities or to meet specific client needs, such as providing liquidity or investing opportunities, and, as part of these activities, the Group may hold interests in the VIEs. Securitization-related transactions with VIEs involve selling or purchasing assets as well as possibly entering into related derivatives with those VIEs, providing liquidity, credit or other support. Other transactions with VIEs include derivative transactions in the Group’s capacity as the prime broker. The Group also enters into lending arrangements with VIEs for the purpose of financing projects or the acquisition of assets. Typically, the VIE’s assets are restricted in nature in that they are held primarily to satisfy the obligations of the entity. Further, the Group is involved with VIEs which were formed for the purpose of offering alternative investment solutions to clients. Such VIEs relate primarily to private equity investments, fund-linked vehicles or funds of funds, where the Group acts as structurer, manager, distributor, broker, market maker or liquidity provider.

As a consequence of these activities, the Group holds variable interests in VIEs. Such variable interests consist of financial instruments issued by VIEs and which are held by the Group, certain derivatives with VIEs or loans to VIEs. Guarantees issued by the Group to or on behalf of VIEs may also qualify as variable interests. For such guarantees, including derivatives that act as guarantees, the notional amount of the respective guarantees are provided to represent the exposure. In general, investors in consolidated VIEs do not have recourse to the Group in the event of a default, except where a guarantee was provided to the investors or where the Group is the counterparty to a derivative transaction involving VIEs.

The amounts shown as total assets of consolidated and non-consolidated VIEs for which the Group has involvement represent the total assets of the VIEs even though the Group’s involvement may be significantly less due to interests held by third-party investors. The asset balances for non-consolidated VIEs where the Group has significant involvement represent the most current information available to the Group regarding the remaining principal balance of assets owned. In most cases, the asset balances represent an amortized cost basis without regards to impairments in fair value, unless fair value information is readily available.

The Group’s maximum exposure to loss is different from the carrying value of the assets of the VIE. This maximum exposure to loss consists of the carrying value of the Group variable interests held as trading assets, derivatives and loans and the notional amount of guarantees to VIEs, rather than the amount of total assets of the VIEs. The maximum exposure to loss does not reflect the Group’s risk management activities, including effects from financial instruments that the Group may utilize to economically hedge the risks inherent in these VIEs. The economic risks associated with VIE exposures held by the Group, together with all relevant risk mitigation initiatives, are included in the Group’s risk management framework.

Except as described below, the Group has not provided financial or other support to consolidated or non-consolidated VIEs that it was not contractually required to provide.
Collateralized debt obligations
The Group engages in CDO transactions to meet client and investor needs, earn fees and sell financial assets. The Group may act as underwriter, placement agent or asset manager and may warehouse assets prior to the closing of a transaction. As part of its structured finance business, the Group purchases loans and other debt obligations from and on behalf of clients for the purpose of securitization. The loans and other debt obligations are sold to VIEs, which in turn issue CDOs to fund the purchase of assets such as investment grade and high yield corporate debt instruments.

Typically, the collateral manager in a managed CDO is deemed to be the entity that has the power to direct the activities that most affect the economics of the entity. In a static CDO this “power” role is more difficult to analyze and may be the sponsor of the entity or the CDS counterparty.

CDOs provide credit risk exposure to a portfolio of ABS (cash CDOs) or a reference portfolio of securities (synthetic CDOs). Cash CDO transactions hold actual securities whereas synthetic CDO transactions use CDS to exchange the underlying credit risk instead of using cash assets. The Group may also act as a derivative counterparty to the VIEs, which are typically not variable interests, and may invest in portions of the notes or equity issued by the VIEs. The CDO entities may have actively managed portfolios or static portfolios.

The securities issued by these VIEs are payable solely from the cash flows of the related collateral, and third-party creditors of these VIEs do not have recourse to the Group in the event of default.
The Group’s exposure in CDO transactions is typically limited to interests retained in connection with its underwriting or market-making activities. Unless the Group has been deemed to have “power” over the entity and these interests are potentially significant, the Group is not the primary beneficiary of the vehicle and does not consolidate the entity, The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risks of the VIEs.

Commercial paper conduit
The Group continues to act as the administrator and provider of liquidity and credit enhancement facilities for one asset-backed CP conduit, Alpine, a client-focused multi-seller conduit vehicle. Alpine publishes portfolio and asset data and submits its portfolio to a rating agency for public ratings based on the cash flows of the portfolio taken as a whole. This CP conduit purchases assets, primarily loans and receivables, from clients and finances such purchases through the issuance of CP backed by these assets. For an asset to qualify for acquisition by the CP conduit, it must be rated at least investment grade after giving effect to the related asset-specific credit enhancement primarily provided by the client seller of the asset. The clients provide credit support to investors of the CP conduit in the form of over-collateralization and other asset-specific enhancements. Further, an unaffiliated investor retains a limited first-loss position in Alpine’s entire portfolio. The Group does not have any ownership interest in Alpine. However, the Group, as administrator and liquidity and credit enhancement facilities provider, has significant exposure and power over the activities of Alpine. Effective January 1, 2010, the Group was deemed the primary beneficiary of Alpine and consolidated it in accordance with the new guidance. For further information, refer to Note 1 – Summary of significant accounting policies.

The overall average maturity of the conduit’s outstanding CP was approximately 12 days and 14 days as of December 31, 2010 and 2009, respectively. As of December 31, 2010 and 2009, Alpine had the highest short-term ratings from Fitch, Moody’s and Dominion Bond Rating Service and was rated A-1 by Standard & Poors. The majority of Alpine’s purchased assets were highly rated loans or receivables in the consumer sector, including auto loans or leases, credit card receivables and student loans. As of December 31, 2010 and 2009, those assets had an average rating of AA, based on the lowest of each asset’s external or internal rating, and an average maturity of 3.5 years and 3.6 years as of December 31, 2010 and 2009, respectively.

The Group’s commitment to this CP conduit consists of obligations under liquidity agreements and a program-wide credit enhancement agreement. The liquidity agreements are asset-specific arrangements, which require the Group to purchase assets from the CP conduit in certain circumstances, including a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or, in some cases, a default of an underlying asset. The Group may, at its discretion, purchase assets that fall below investment grade in order to support the CP conduit. In both circumstances, the asset-specific credit enhancements provided by the client seller of the assets and the first-loss investor’s respective exposures to those assets remain unchanged. In entering into such agreements, the Group reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit. The program-wide credit enhancement agreement with the CP conduit would absorb potential defaults of the assets, but is senior to the credit protection provided by the client seller of assets and the first-loss investor.

The Group believes that the likelihood of incurring a loss equal to the maximum exposure is remote because the assets held by the CP conduit, after giving effect to related asset-specific credit enhancement primarily provided by the clients, are classified as investment grade. The Group’s economic risks associated with the purchased assets of the CP conduit are included in the Group’s risk management framework including counterparty, economic capital and scenario analysis.

Financial intermediation
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients.
The Group considers the likelihood of incurring a loss equal to the maximum exposure to be remote because of the Group’s risk mitigation efforts, including, but not limited to, economic hedging strategies and collateral arrangements. The Group’s economic risks associated with consolidated and non-consolidated VIE exposures arising from financial intermediation, together with all relevant risk mitigation initiatives, are included in the Group’s risk management framework.

Financial intermediation consists of securitizations, funds, loans, and other vehicles.
Securitizations
Securitizations are primarily CMBS, RMBS and ABS vehicles. The Group acts as an underwriter, market maker, liquidity provider, derivative counterparty and/or provider of credit enhancements to VIEs related to certain securitization transactions.

The maximum exposure to loss is the carrying value of the loan securities and derivative positions that are variable interests, if any, plus the exposure arising from any credit enhancements the Group provided. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risks of the VIEs.

Typically, the servicer of the assets in the VIE will be deemed to have the power that most significantly affects the economics of the entity. When a servicer or its related party also has an economic interest that has the potential to absorb a significant portion of the gains and/or losses, it will be deemed the primary beneficiary and consolidate the vehicle. The Group typically consolidates securitization vehicles when it is the servicer and has holdings stemming from its role as underwriter. Short-term market making holdings in vehicles are not typically considered to be potentially significant for the purposes of this assessment.

Funds
Funds include investment structures such as mutual funds, funds of funds, private equity funds and fund-linked products where the investors’ interest is typically in the form of debt rather than equity, thereby making them VIEs. The Group may have various relationships with such VIEs in the form of structurer, investment advisor, investment manager, administrator, custodian, underwriter, placement agent, market maker and/or as prime broker. These activities include the use of VIEs in structuring fund-linked products, hedge funds of funds or private equity investments to provide clients with investment opportunities in alternative investments. In such transactions, a VIE holds underlying investments and issues securities that provide the investors with a return based on the performance of those investments.

The maximum exposure to loss consists of the fair value of instruments issued by such structures that are held by the Group as a result of underwriting or market-making activities, financing provided to the vehicles and the Group’s exposure resulting from principal protection and redemptions features. The investors typically retain the risk of loss on such transactions, but for certain fund types, the Group may provide principal protection on the securities to limit the investors’ exposure to downside market risk. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risk of the VIEs.

Funds have been deferred from the application of the recent FASB guidance. Rather than the revised consolidation model which incorporated power and the potential to absorb significant risk and rewards, the previous consolidation model was used which resulted in the Group being the primary beneficiary and consolidating the funds if it held more than 50% of their outstanding issuances.

The Group repositioned certain of its money market funds by purchasing securities from those funds with the intent to eliminate structured investment vehicle, ABS, CDO and US subprime exposure. The securities transactions were executed in order to address liquidity concerns caused by the US market’s challenging conditions. The Group had no legal obligation to purchase these securities.

As of December 31, 2010 and 2009, the fair value of its balance sheet exposure from these purchased securities was zero and CHF 260 million, respectively. Net gains/(losses) on securities purchased from the Group’s money market funds were CHF 143 million, CHF 109 million and CHF (687) million in 2010, 2009 and 2008, respectively.

Loans
Loans are single-financing vehicles where the Group provides financing for specified assets or business ventures and the respective owner of the assets or manager of the businesses provides the equity in the vehicle. These tailored lending arrangements are established to purchase, lease or otherwise finance and manage clients’ assets.

The maximum exposure to loss is the carrying value of the Group’s loan exposure, which is subject to the same credit risk management procedures as loans issued directly to clients. The clients’ creditworthiness is carefully reviewed, loan-to-value ratios are strictly set and, in addition, clients provide equity, additional collateral or guarantees, all of which significantly reduce the Group’s exposure. The Group considers the likelihood of incurring a loss equal to the maximum exposure to be remote because of the Group’s risk mitigation efforts which includes over-collateralization and effective monitoring to ensure that a sufficient loan-to-value ratio is maintained.

The third-party sponsor of the VIE will typically have control over the assets during the life structure and have the potential to absorb significant gains and losses; The Group is typically not the primary beneficiary of these structures and will not have to consolidate them. However, a change in the structure, such as a default of the sponsor, may result in the Group gaining control over the assets. If the Group’s lending is significant, it may then be required to consolidate the entity.

Other
Other includes additional vehicles where the Group provides financing and trust preferred issuance vehicles. Trust preferred issuance vehicles are utilized to assist the Group in raising capital efficient financing. The VIE issues preference shares which are guaranteed by the Group and uses the proceeds to purchase the debt of the Group. The Group’s guarantee of its own debt is not considered a variable interest and, as it has no holdings in these vehicles, the Group has no maximum exposure to loss. Non-consolidated VIEs include only the total assets of trust preferred issuance vehicles, as the Group has no variable interests with these entities.

Consolidated VIEs
The Group has significant involvement with VIEs in its role as a financial intermediation on behalf of clients. The Group consolidated all VIEs related to financial intermediation for which it was the primary beneficiary. As a result of the issuance of new guidance, certain entities in which the Group holds a majority of the voting rights are now being included in the disclosure as of 2010, primarily in the funds category. These entities were previously consolidated but were excluded from the scope of the table under previous guidance.

The consolidated VIEs tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 2010 and 2009.
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation

end of 2010	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,011	24	95	118	129	55	1,432

Trading assets	1,943	1,392	31	3,417	605	1,329	8,717

Investment securities	0	72	0	0	0	0	72

Other investments	0	0	0	46	1,781	507	2,334

Net loans	0	2,521	0	0	60	1,164	3,745

Premises and equipment	0	0	0	0	39	33	72

Loans held-for-sale	7,510	0	7,960	0	0	0	15,470

Other assets	58	1,278	1	65	2,278	420	4,100

Total assets of consolidated VIEs	10,522	5,287	8,087	3,646	4,892	3,508	35,942

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	54	54

Trading liabilities	33	0	0	149	0	6	188

Short-term borrowings	0	4,307	0	26	0	0	4,333

Long-term debt	9,617	23	9,139	499	221	240	19,739

Other liabilities	54	6	99	32	322	327	840

Total liabilities of consolidated VIEs	9,704	4,336	9,238	706	543	627	25,154

Total assets of consolidated VIEs increased CHF 27.1 billion, from CHF 8.8 billion as of 2009 to CHF 35.9 billion as of 2010. A significant portion of the increase was due to the adoption of ASU 2009-17 as of January 1, 2010, including an incremental increase to the Group's consolidated balance sheet from the adoption of ASU 2009-17 of CHF 15.0 billion and an increase in total assets of consolidated VIEs of CHF 12.9 billion of variable interest assets previously recognized on the Group's balance sheet as of the end of 2009 that are now recognized as assets of consolidated VIEs. These increases were partially offset by a decrease of CHF 0.8 billion of assets from 2010 activity and certain previously consolidated VIEs that were not required to be included in this disclosure prior to the adoption of ASU 2009-17.

end of 2009	CDO	Financial inter- mediation	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	9	515	524

Trading assets	473	2,750	3,223

Other investments	0	3,330	3,330

Net loans	0	157	157

Other assets	1	1,598	1,599

Total assets of consolidated VIEs	483	8,350	8,833

of which structured investment products	–	1,622	1,622

Liabilities of consolidated VIEs (CHF million)

Trading liabilities	0	466	466

Short-term borrowings	15	0	15

Long-term debt	193	1,717	1,910

Other liabilities	6	520	526

Total liabilities of consolidated VIEs	214	2,703	2,917

Non-consolidated VIEs
The non-consolidated VIEs tables provide the carrying amounts and classification of the assets and liabilities of variable interests recorded in the Group’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.

Maximum exposure to loss represents the variable interests of non-consolidated VIEs that are recorded by the Group (for example, direct holdings in vehicles, loans and other receivables), as well as notional amounts of guarantees and off-balance sheet commitments which are variable interests that have been extended to non-consolidated VIEs. Such amounts, particularly notional amounts of derivatives and guarantees, do not represent the anticipated losses in connection with these transactions as they do not take into consideration the effect of collateral, recoveries or the probability of loss. In addition, they exclude the effect of offsetting financial instruments that are held to mitigate these risks and have not been reduced by unrealized losses previously recorded by the Group in connection with guarantees or derivatives.

Non-consolidated VIE assets are related to the non-consolidated VIEs with whom the Group has variable interests. These amounts represent the assets of the entities themselves and are typically unrelated to the exposures the Group has with the entity and thus are not amounts that are considered for risk management purposes.

Certain involvement with VIEs have not been included in the following table, including VIEs structured by third parties in which the Group’s interest is in the form of securities held in the Group’s inventory, certain single-asset financing vehicles not sponsored by the Group to which the Group provides financing but has very little risk of loss due to over-collateralization and guarantees, failed sales where the Group does not have any other holdings and other entities out of scope.

In December 2009, the FASB issued ASU 2009-17, changing how a reporting entity determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated, but did not require retrospective application. The disclosure for 2009 has not been restated to reflect the expanded scope of entities now subject to consolidation, primarily relating to qualified SPEs, and therefore is not comparable to the 2Q10 disclosure.

Non-consolidated VIEs
		Financial intermediation

end of 2010	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	130	3,847	2,426	645	2,905	9,953

Net loans	332	145	1,634	6,520	2,031	10,662

Other assets	0	0	80	0	32	112

Total variable interest assets	462	3,992	4,140	7,165	4,968	20,727

Maximum exposure to loss (CHF million)

Maximum exposure to loss	634	7,686	4,270	7,936	5,370	25,896

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	10,491	115,024	66,068	31,006	15,778	238,367

			Financial intermediation

end of 2009	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	789	659	1,132	2,400	1,168	715	6,863

Net loans	694	12,255	3,651	2,148	4,401	537	23,686

Other assets	0	4	0	207	0	1	212

Total variable interest assets	1,483	12,918	4,783	4,755	5,569	1,253	30,761

Maximum exposure to loss (CHF million)

Maximum exposure to loss	1,678	13,138	8,925	4,812	6,394	1,517	36,464

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	20,150	5,098	37,015	50,593	24,638	13,157	150,651

Financial instruments	12 Months Ended
Dec. 31, 2010
Financial instruments.
Financial instruments
33 Financial instruments
Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.

The Group regularly monitors the credit risk portfolio by counterparties, industry, country and products to ensure that such potential concentrations are identified, using a comprehensive range of quantitative tools and metrics. Credit limits relating to counterparties and products are managed through counterparty limits which set the maximum credit exposures the Group is willing to assume to specific counterparties over specified periods. Country limits are established to avoid any undue country risk concentration.

From an industry point of view, the combined credit exposure of the Group is diversified. A large portion of the credit exposure is with individual clients, particularly through residential mortgages in Switzerland, or relates to transactions with financial institutions. In both cases, the customer base is extensive and the number and variety of transactions are broad. For transactions with financial institutions, the business is also geographically diverse, with operations focused in the Americas, Europe and, to a lesser extent, Asia Pacific.

Fair value of financial instruments
The fair value of the majority of the Group’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain CP, most investment grade corporate debt, certain high yield debt securities, exchange-traded and certain OTC derivative instruments and most listed equity securities.

In addition, the Group holds financial instruments for which no prices are available and which have little or no observable inputs. Further deterioration of financial markets could significantly impact the value of these financial instruments and the results of operations. For these instruments, the determination of fair value requires subjective assessment and varying degrees of judgment, depending on liquidity, concentration, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own judgments about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, most mortgage-related and CDO securities, certain equity derivatives and equity-linked securities, private equity investments, certain loans and credit products, including leveraged finance, certain syndicated loans and certain high-grade bonds, and life insurance instruments.

The fair value of financial assets and liabilities is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty, and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as credit valuation adjustments) is considered when measuring the fair value of assets and the impact of changes in the Group’s own credit spreads (known as debit valuation adjustments) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Group’s and the counterparty’s credit standing is considered when measuring their fair value, based on current CDS prices. The adjustments also take into account contractual factors designed to reduce the Group’s credit exposure to a counterparty, such as collateral held and master netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Group’s credit standing is considered when measuring their fair value, based on current funded debt spreads.

The Group has availed itself of the simplification in accounting offered under the fair value option, primarily in the Investment Banking and Asset Management segments. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. That is, for instruments for which there was an inability to achieve hedge accounting and for which we are economically hedged, we have elected the fair value option. Likewise, where we manage an activity on a fair value basis but previously have been unable to achieve fair value accounting, we have utilized the fair value option to align our risk management reporting to our financial accounting.

In April 2009, the FASB amended and expanded the disclosure requirements for the Group’s reporting of assets and liabilities measured at fair value on a recurring basis for level 3 for June 30, 2009, but did not require retrospective application. Comparable data was not presented in prior periods.

Fair value option
The Group elected fair value for certain of its financial statement captions as follows:
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
The Group has elected to account for structured resale agreements and most matched book resale agreements at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing resale agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.

Other investments
The Group has elected to account for certain equity method investments at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. Certain similar instruments, such as those relating to equity method investments in strategic relationships, for example, the Group’s ownership interest in certain clearance organizations, which were eligible for the fair value option, were not elected due to the strategic relationship.

Loans
The Group has elected to account for substantially all Investment Banking commercial loans and loan commitments and certain Investment Banking emerging market loans at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. Additionally, recognition on a fair value basis eliminates the mismatch that existed due to the economic hedging the Group employs to manage these loans. Certain similar loans, such as project finance, lease finance, cash collateralized and some bridge loans, which were eligible for the fair value option, were not elected due to the lack of currently available infrastructure to fair value such loans and/or the inability to economically hedge such loans. Additionally, the Group elected not to account for loans granted by its Private Banking segment at fair value, such as domestic consumer lending, mortgages and corporate loans, as these loans are not managed on a fair value basis.

Other assets
The Group elected the fair value option for loans held-for-sale, due to the short period over which such loans are held and the intention to sell such loans in the near term. Other assets also include assets of VIEs and mortgage securitizations which do not meet the criteria for sale treatment under US GAAP. The Group did elect the fair value option for these types of transactions.

Due to banks
The Group elected the fair value option for certain time deposits associated with its emerging markets activities.
Customer deposits
The Group’s customer deposits include fund-linked deposits. The Group elected the fair value option for these fund-linked deposits. Fund-linked products are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes.

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
The Group has elected to account for structured repurchase agreements and most matched book repurchase agreements at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing repurchase agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.

Short-term borrowings
The Group’s short-term borrowings include hybrid debt instruments with embedded derivative features. Some of these embedded derivative features create bifurcatable debt instruments. The Group elected the fair value option for some of these instruments as of January 1, 2006, in accordance with the provisions of US GAAP. New bifurcatable debt instruments which were entered into in 2006 are carried at fair value. Some hybrid debt instruments do not result in bifurcatable debt instruments. US GAAP permits the Group to elect fair value accounting for non-bifurcatable hybrid debt instruments. With the exception of certain bifurcatable hybrid debt instruments which the Group did not elect to account for at fair value, the Group has elected to account for all hybrid debt instruments held as of January 1, 2007, and hybrid debt instruments originated after January 1, 2007, at fair value. These activities are managed on a fair value basis and fair value accounting was deemed appropriate for reporting purposes. There are two main populations of similar instruments for which fair value accounting was not elected. The first relates to the lending business transacted by the Group’s Private Banking segment, which includes structured deposits and similar investment products. These are managed on a bifurcated or accrual basis and fair value accounting was not considered appropriate. The second is where the instruments were or will be maturing in the near term and their fair value will be realized at that time.

Long-term debt
The Group’s long-term debt includes hybrid debt instruments with embedded derivative features as described above in Short-term borrowings. The Group’s long-term debt also includes debt issuances managed by its Treasury department that do not contain derivative features (vanilla debt). The Group actively manages the interest rate risk on these instruments with derivatives; in particular, fixed-rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value this fixed-rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008, and instead applies hedge accounting per the guidance of US GAAP.

Other liabilities
Other liabilities include liabilities of VIEs and mortgage securitizations which do not meet the criteria for sale treatment under US GAAP. The Group did elect the fair value option for these types of transactions.

Fair value hierarchy
The levels of the fair value hierarchy are defined as follows:
– Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

– Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

– Level 3: Inputs that are unobservable for the asset or liability. These inputs reflect the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Group’s own data. The Group’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.

The Group records net open positions at bid prices if long, or at ask prices if short, unless the Group is a market maker in such positions, in which case mid-pricing is utilized. Fair value measurements are not adjusted for transaction costs.

Assets and liabilities measured at fair value on a recurring basis
end of 2010	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	135,709	1,197	0		136,906

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Securities received as collateral	36,319	5,828	0	0		42,147

Debt	84,937	58,605	11,013	0		154,555

of which foreign governments	67,775	8,100	373	0		76,248

of which corporates	196	34,722	3,803	0		38,721

of which RMBS	16,233	6,937	3,264	0		26,434

of which CMBS	0	2,226	1,861	0		4,087

of which CDO	0	5,764	1,135	0		6,899

Equity	91,376	10,943	622	0		102,941

Derivatives	7,004	663,116	8,719	(631,095)		47,744

of which interest rate products	3,217	475,596	2,072	–		–

of which foreign exchange products	1	83,857	843	–		–

of which equity/index-related products	3,002	31,967	2,300	–		–

of which credit derivatives	0	46,824	2,725	–		–

Other	7,229	10,217	2,018	0		19,464

Trading assets	190,546	742,881	22,372	(631,095)		324,704

Debt	6,186	1,590	79	0		7,855

of which foreign governments	5,904	284	18	0		6,206

of which corporates	0	984	0	0		984

of which CDO	0	321	62	0		383

Equity	4	86	0	0		90

Investment securities	6,190	1,676	79	0		7,945

Private equity	0	0	4,609	0		4,609

of which equity funds	0	0	3,516	0		3,516

Hedge funds	0	575	259	0		834

of which debt funds	0	185	165	0		350

Other equity investments	631	807	4,723	0		6,161

of which private	8	614	4,719	0		5,341

Life finance instruments	0	0	1,844	0		1,844

Other investments	631	1,382	11,435	0		13,448

Loans	0	12,294	6,258	0		18,552

of which commercial and industrial loans	0	6,574	3,558	0		10,132

of which financial institutions	0	5,389	2,195	0		7,584

Other intangible assets (mortgage servicing rights)	0	0	66	0		66

Other assets	5,886	24,526	9,253	(195)		39,470

of which loans held-for-sale	0	14,866	8,932	0		23,798

Total assets at fair value	239,572	924,296	50,660	(631,290)		583,238

Less other investments - equity at fair value attributable to noncontrolling interests	(522)	(870)	(4,518)	0		(5,910)

Less assets consolidated under ASU 2009-17 [2]	0	(11,655)	(7,155)	0		(18,810)

Assets at fair value excluding noncontrolling interests and assets not consolidated under Basel II	239,050	911,771	38,987	(631,290)		558,518

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents an adjustment related to counterparty netting. 2 Assets of consolidated VIEs that are not risk-weighted assets under Basel II.

end of 2010	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,444	0	0		3,444

Customer deposits	0	3,537	0	0		3,537

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	123,190	507	0		123,697

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Obligation to return securities received as collateral	36,319	5,828	0	0		42,147

Debt	44,635	11,356	65	0		56,056

of which foreign governments	44,466	1,130	0	0		45,596

of which corporates	6	9,432	65	0		9,503

Equity	19,580	404	28	0		20,012

Derivatives	6,817	673,437	9,107	(631,432)		57,929

of which interest rate products	2,980	470,284	1,341	–		–

of which foreign exchange products	16	95,916	2,941	–		–

of which equity/index-related products	2,971	35,897	2,940	–		–

of which credit derivatives	0	45,343	1,256	–		–

Trading liabilities	71,032	685,197	9,200	(631,432)		133,997

Short-term borrowings	0	3,185	123	0		3,308

Long-term debt	402	66,493	16,797	0		83,692

of which treasury debt over two years	0	19,500	0	0		19,500

of which structured notes over two years	0	20,162	9,488	0		29,650

of which non-recourse liabilities	402	12,200	6,825	0		19,427

Other liabilities	0	26,047	3,734	(596)		29,185

of which failed sales	0	3,885	1,849	0		5,734

Total liabilities at fair value	107,753	916,921	30,361	(632,028)		423,007

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents an adjustment related to counterparty netting.

end of 2009	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	126,789	1,514	0		128,303

Debt	3,931	713	0	0		4,644

of which corporates	3,408	681	0	0		4,089

Equity	32,872	0	0	0		32,872

Securities received as collateral	36,803	713	0	0		37,516

Debt	93,078	54,357	11,980	0		159,415

of which foreign governments	60,439	10,721	39	0		71,199

of which corporates	3,585	32,094	4,816	0		40,495

of which RMBS	27,496	7,449	3,626	0		38,571

of which CMBS	0	1,119	2,461	0		3,580

Equity	86,329	13,714	488	0		100,531

Derivatives	6,474	693,368	11,192	(655,903)		55,131

of which credit derivatives	0	63,864	4,339	–		–

Other	6,337	8,514	2,310	0		17,161

Trading assets	192,218	769,953	25,970	(655,903)		332,238

Debt	9,967	633	86	0		10,686

of which foreign governments	8,712	262	19	0		8,993

Equity	5	102	0	0		107

Investment securities	9,972	735	86	0		10,793

Private equity	0	35	4,538	0		4,573

of which equity funds	0	35	3,547	0		3,582

Hedge funds	0	1,179	475	0		1,654

of which debt funds	0	624	209	0		833

Other equity investments	1,538	4,121	7,192	0		12,851

of which private	0	3,902	7,190	0		11,092

Life finance instruments	0	0	2,048	0		2,048

Other investments	1,538	5,335	14,253	0		21,126

Loans	0	25,167	11,079	0		36,246

Other intangible assets (mortgage servicing rights)	0	0	30	0		30

Other assets	5,772	16,633	6,744	(24)		29,125

Total assets at fair value	246,303	945,325	59,676	(655,927)		595,377

Less other investments - equity at fair value attributable to noncontrolling interests	(1,297)	(331)	(7,011)	0		(8,639)

Assets at fair value excluding noncontrolling interests	245,006	944,994	52,665	(655,927)		586,738

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents an adjustment related to counterparty netting.

end of 2009	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	4,695	0	0		4,695

Customer deposits	0	2,676	0	0		2,676

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	121,930	206	0		122,136

Debt	3,931	713	0	0		4,644

of which corporates	3,408	681	0	0		4,089

Equity	32,872	0	0	0		32,872

Obligation to return securities received as collateral	36,803	713	0	0		37,516

Debt	48,719	9,692	93	0		58,504

of which foreign governments	48,665	2,534	0	0		51,199

of which corporates	19	7,011	93	0		7,123

Equity	17,908	503	31	0		18,442

Derivatives	6,058	691,049	11,827	(652,399)		56,535

of which credit derivatives	0	59,869	1,996	–		–

Trading liabilities	72,685	701,244	11,951	(652,399)		133,481

Short-term borrowings	0	3,219	164	0		3,383

Long-term debt	0	57,867	16,646	0		74,513

Other liabilities	246	26,253	3,995	(105)		30,389

Total liabilities at fair value	109,734	918,597	32,962	(652,504)		408,789

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents an adjustment related to counterparty netting.

Transfers between level 1 and level 2 during 2010 were not significant.
Assets and liabilities measured at fair value on a recurring basis for level 3
						Trading revenues			Other revenues

2010	Balance at beginning of period	Transfers in	Transfers out	Purchases, sales, issuances, settlements	[1]	On transfers in / out	[2]	On all other	On transfers in / out	[2]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,514	0	0	(209)		0		8	0		0	(116)	1,197

Debt	11,980	3,142	(2,422)	(1,946)		193		1,037	0		(2)	(969)	11,013

of which corporates	4,816	770	(604)	(870)		45		121	0		(2)	(473)	3,803

of which RMBS	3,626	1,239	(1,093)	(824)		126		491	0		0	(301)	3,264

of which CMBS	2,461	259	(207)	(577)		12		(73)	0		0	(14)	1,861

of which CDO	559	607	(435)	(28)		7		526	0		0	(101)	1,135

Equity	488	334	(177)	48		(3)		(31)	0		0	(37)	622

Derivatives	11,192	2,493	(2,156)	(2,411)		108		301	0		(1)	(807)	8,719

of which interest rate products	1,529	576	(206)	(109)		102		353	0		(1)	(172)	2,072

of which equity/index-related products	3,298	236	(644)	(744)		104		315	0		0	(265)	2,300

of which credit derivatives	4,339	1,407	(1,060)	(870)		(141)		(739)	0		0	(211)	2,725

Other	2,310	688	(778)	14		27		(37)	0		0	(206)	2,018

Trading assets	25,970	6,657	(5,533)	(4,295)		325		1,270	0		(3)	(2,019)	22,372

Investment securities	86	0	(133)	148		0		4	0		0	(26)	79

Equity	12,205	328	(397)	(2,329)		0		(14)	25		581	(808)	9,591

Life finance instruments	2,048	0	0	(134)		0		113	0		0	(183)	1,844

Other investments	14,253	328	(397)	(2,463)		0		99	25		581	(991)	11,435

Loans	11,079	1,215	(3,686)	(1,689)		51		81	0		34	(827)	6,258

of which commercial and industrial loans	8,346	703	(1,644)	(3,251)		43		(267)	0		34	(406)	3,558

of which financial institutions	2,454	160	(1,839)	1,439		8		362	0		0	(389)	2,195

Other intangible assets	30	0	0	91		0		0	0		(48)	(7)	66

Other assets	6,744	4,808	(7,169)	4,158		852		1,043	0		39	(1,222)	9,253

of which loans held-for-sale	6,220	4,744	(7,132)	4,294		849		1,106	0		46	(1,195)	8,932

Total assets at fair value	59,676	13,008	(16,918)	(4,259)		1,228		2,505	25		603	(5,208)	50,660

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	206	0	0	356		(3)		3	0		0	(55)	507

Trading liabilities	11,951	2,109	(2,632)	(2,134)		397		454	0		0	(945)	9,200

of which interest rate derivatives	1,786	387	(307)	(283)		57		(179)	0		0	(120)	1,341

of which foreign exchange derivatives	2,936	156	(16)	(421)		5		561	0		0	(280)	2,941

of which equity/index-related derivatives	3,635	194	(744)	(574)		140		639	0		0	(350)	2,940

of which credit derivatives	1,996	1,244	(939)	(467)		35		(530)	0		0	(83)	1,256

Short-term borrowings	164	46	(69)	33		5		(41)	0		0	(15)	123

Long-term debt	16,646	4,313	(8,781)	4,595		658		1,600	0		0	(2,234)	16,797

of which structured notes over two years	14,781	1,330	(3,364)	(2,198)		(52)		179	0		0	(1,188)	9,488

of which non-recourse liabilities	0	2,789	(5,069)	7,975		696		1,425	0		0	(991)	6,825

Other liabilities	3,995	409	(150)	(42)		(39)		(283)	0		170	(326)	3,734

of which failed sales	1,932	197	(37)	161		5		(244)	0		0	(165)	1,849

Total liabilities at fair value	32,962	6,877	(11,632)	2,808		1,018		1,733	0		170	(3,575)	30,361

Net assets/liabilities at fair value	26,714	6,131	(5,286)	(7,067)		210		772	25		433	(1,633)	20,299

1 Includes CHF 10.1 billion of level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010. For further information, refer to Note 2 – Recently issued accounting standards. 2 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

					Trading revenues			Other revenues

2009	Balance at beginning of period	Transfers in	Transfers out	Purchases, sales, issuances, settlements	On transfers in	On transfers out	On all other	On transfers in	On transfers out	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,570	0	0	(58)	0	0	0	0	0	2	1,514

Debt	19,860	2,189	(3,693)	(7,002)	61	663	110	0	0	(2)	(206)	11,980

of which corporates	13,193	677	(2,332)	(7,543)	(9)	618	232	0	0	(2)	(18)	4,816

of which RMBS	2,512	754	(863)	819	(33)	19	540	0	0	0	(122)	3,626

of which CMBS	2,306	195	(154)	363	24	9	(210)	0	0	0	(72)	2,461

Equity	2,187	1,829	(1,510)	(1,905)	(133)	(41)	(26)	0	0	(5)	92	488

Derivatives	24,795	5,051	(8,994)	(10,134)	(1,389)	472	1,488	0	0	0	(97)	11,192

of which credit derivatives	12,107	3,939	(4,649)	(5,955)	(1,230)	440	(378)	0	0	0	65	4,339

Other	4,254	276	(1,971)	(1,017)	17	103	726	0	0	1	(79)	2,310

Trading assets	51,096	9,345	(16,168)	(20,058)	(1,444)	1,197	2,298	0	0	(6)	(290)	25,970

Investment securities	0	0	0	47	0	0	35	0	0	0	4	86

Equity	16,933	1,981	(1,602)	(3,261)	0	0	10	(103)	(3)	(1,588)	(162)	12,205

Life finance instruments	1,942	9	0	314	1	0	(164)	0	0	0	(54)	2,048

Other investments	18,875	1,990	(1,602)	(2,947)	1	0	(154)	(103)	(3)	(1,588)	(216)	14,253

Loans	14,309	1,006	(1,424)	(3,686)	57	(328)	1,202	0	0	0	(57)	11,079

Other intangible assets	113	0	0	(48)	0	0	0	0	0	(36)	1	30

Other assets	13,645	1,068	(3,132)	(5,293)	(61)	528	58	0	0	0	(69)	6,744

Total assets at fair value	98,038	14,979	(22,326)	(31,985)	(1,505)	1,397	3,439	(103)	(3)	(1,630)	(625)	59,676

Liabilities (CHF million)

Due to banks	3	0	0	(3)	0	0	0	0	0	0	0	0

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	205	0	0	2	0	0	0	0	0	(1)	206

Trading liabilities	23,590	4,997	(8,686)	(7,925)	(857)	882	115	0	0	0	(165)	11,951

of which derivatives	23,455	4,706	(8,470)	(7,806)	(835)	892	43	0	0	0	(158)	11,827

Short-term borrowings	350	381	(5)	(795)	(3)	(1)	216	0	0	0	21	164

Long-term debt	23,853	1,864	(2,932)	(6,155)	168	343	(268)	0	0	0	(227)	16,646

Other liabilities	3,251	678	(1,603)	595	3	187	264	22	0	737	(139)	3,995

Total liabilities at fair value	51,047	8,125	(13,226)	(14,283)	(687)	1,411	327	22	0	737	(511)	32,962

Net assets/liabilities at fair value	46,991	6,854	(9,100)	(17,702)	(818)	(14)	3,112	(125)	(3)	(2,367)	(114)	26,714

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	2010				2009

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	982	458	1,440	[1]	2,280	(2,495)	(215)	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,197)	120	(1,077)		(2,506)	(2,354)	(4,860)

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.

The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.

Transfers in and out of level 3
Transfers into level 3 assets during 2010 were CHF 13,008 million, primarily from loans held-for-sale and trading assets. Transfers were from emerging markets debt, rate products and private equity investments due to a decrease in price observability and coverage of vendor quotes. Transfers out of level 3 assets during 2010 were CHF 16,918 million, primarily in trading assets and loans held-for-sale. Transfers out of level 3 assets principally comprised mortgage-linked assets and corporate banking lending due to an increase in price observability and coverage of vendor quotes.

Non-recurring fair value changes
Certain assets and liabilities are measured at fair value on a non-recurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment.

Nonrecurring fair value changes
end of	2010	2009

Loans recorded at fair value on a nonrecurring basis (CHF billion)

Loans recorded at fair value on a nonrecurring basis	0.6	1.1

of which level 2	0.1	0.1

of which level 3	0.5	1.0

Qualitative disclosures of valuation techniques
Money market instruments
Traded money market instruments include instruments such as bankers’ acceptances, certificates of deposit, CP, book claims, treasury bills and other rights, which are held for trading purposes. Valuations of money market instruments are generally based on observable inputs.

Securities purchased under resale agreements and securities sold under repurchase agreements
Securities purchased under resale agreements and securities sold under repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivatives. If the value of the embedded derivative is determined using significant unobservable parameters, those structured resale and repurchase agreements are classified within level 3 of the fair value hierarchy.

Securities purchased under resale agreements are usually fully collateralized or over collateralized by government securities, money market instruments, corporate bonds, or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Group with the right to liquidate the collateral held.

Debt securities
Government debt securities typically have quoted prices in active markets and are categorized as level 1 instruments. For debt securities for which market prices are not available, valuations are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. For those securities where the price or model inputs are observable in the market they are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable they are categorized as level 3.

Corporate bonds
Corporate bonds are priced to reflect current market levels either through recent market transactions or to broker or dealer quotes.
Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity) or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads.

CMBS, RMBS and ABS/CDO structures
Values of RMBS, CMBS and other ABS may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Values of RMBS, CMBS and other ABS for which there are no significant observable inputs are valued using benchmarks to similar transactions or indices and other valuation models.

For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on management’s own assumptions about how market participants would price the asset.

Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.

Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instruments. Level 2 equities include fund-linked products, convertible bonds or equity securities with restrictions and therefore are not traded in active markets.

Fund-linked products
Fund-linked products consist of investments in third-party hedge funds and funds of funds. The method of measuring fair value for these investments is the same as those described for other investments below.

Convertible bonds
Convertible bonds are generally valued using observable pricing sources. For a small minority of convertible bonds, no observable prices are available, and valuation is determined using internal and external models, for which the key inputs include stock prices, dividend rates, credit spreads (corporate and sovereign), yield curves, foreign exchange rates, prepayment rates and borrowing costs, and single stock and equity market volatility.

Derivatives
Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives.
The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. Some observable exchange prices may not be considered executable at the reporting date and may have been adjusted for liquidity concerns. For those instruments where liquidity adjustments have been made to the exchange price, such as long-dated option contracts, the instrument has been included in level 2 of the fair value hierarchy.

The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument.

The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Examples of such specific unobservable inputs include long-dated volatility assumptions on OTC option transactions and recovery rate assumptions for credit derivative transactions.

Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made.

OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of value is derived from unobservable inputs are categorized as level 3.

Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions, and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to basis swap spreads, constant maturity convexity adjustments, constant maturity treasury spreads, inflation-index correlations, inflation seasonality, single and quanto interest rate correlations, cross asset correlations, mean reversion, serial correlation and conditional prepayment rate assumptions.

Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to foreign exchange rate correlations, quanto cross asset correlations and volatility skew assumptions.

Equity derivatives
Equity derivatives include vanilla options and swaps in addition to different types of exotic options. Inputs for equity derivatives can include borrowing costs, dividend curves, equity to equity correlations, equity to foreign exchange rate correlations, single name and index volatility, fund gap risk, fund volatility, interest rate to equity correlation and yield curve.

Credit derivatives
Credit derivatives include index and single name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spreads and recovery rates.

Complex structured credit derivatives are valued using proprietary models requiring inputs such as credit spreads, recovery rates, credit volatilities, default correlations, cash/synthetic basis spreads and prepayment rate. These input parameters are generally implied from available market observable data.

Commodity derivatives
Commodity derivatives include forwards, vanilla and exotic options, swaps, swaptions, and structured transactions. Vanilla products are generally valued using industry standard models, while more complex products may use proprietary models. Commodity derivative model inputs include cross commodity correlation, foreign exchange commodity correlation, commodity forward rate curves, spot prices, commodity volatility and the yield curve. Inputs can be validated from executed trades, broker and consensus data. In other cases, historic relationships may be used to estimate model inputs.

Other trading assets
Other trading assets include cash and synthetic life finance instruments. Cash instruments include SPIA, premium finance, and life settlement contracts at fair value, whereas synthetic instruments include longevity swaps, options and notes.

These instruments are valued using proprietary models using several inputs however; central to the calculation of fair value for life finance instruments is the estimate of mortality rates. Individual mortality rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual specific multipliers are determined based on data from third-party life expectancy data providers, which examine insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate. In addition to mortality rates, discount rates and credit spreads are also inputs into the valuation of life finance instruments.

Due to the limited observability in the market of mortality rates the vast majority of life finance instruments are categorized as level 3 instruments.
Other investments
Other investments principally includes equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity-method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.

Direct investments in third-party hedge funds, private equity and funds of funds are measured at fair value based on their published NAVs. Most of these investments are classified in level 3 of the fair value hierarchy, as there are restrictions imposed upon the redemption of the funds at their NAV in the near term. In some cases, NAVs may be adjusted where there exists sufficient evidence that the NAV published by the investment manager is not current with observed market movements or there exists other circumstances that would require an adjustment to the published NAV. Significant management judgment is involved in making any adjustments to the published NAVs.

Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in nonmarketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant management judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.

Loans
The Group’s loan portfolio measured at fair value includes commercial loans, residential loans, corporate loans, leveraged financed loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.

Both the funded and unfunded portion of revolving credit lines, on the corporate lending portfolio, are valued using a CDS pricing model, which requires estimates of significant inputs including credit spreads, recovery rates, credit conversion factors, and weighted average life of the loan.

The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP is determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available.

Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt.
The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the firms’ stand-alone derivatives as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns.

Vanilla debt is fair valued to the new issue market using risk-free yield curves for similar maturities and the Group’s own credit spread.
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
	2010			2009

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-performing loans	105	187	(82)	168	273	(105)

Non-interest-earning loans	653	2,087	(1,434)	1,519	3,763	(2,244)

Financial instruments (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	136,906	135,939	967	128,303	127,575	728

Loans	18,552	18,677	(125)	36,246	33,672	2,574

Other assets [1]	25,078	36,195	(11,117)	11,991	23,441	(11,450)

Due to banks and customer deposits	(410)	(420)	10	(1,868)	(1,870)	2

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(123,697)	(123,562)	(135)	(122,136)	(122,053)	(83)

Short-term borrowings	(3,308)	(3,262)	(46)	(3,383)	(3,439)	56

Long-term debt	(83,692)	(90,271)	6,579	(74,513)	(75,767)	1,254

Other liabilities	(5,734)	(7,569)	1,835	(6,197)	(8,531)	2,334

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
	2010		2009

in	Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Interest-bearing deposits with banks	11	[1]	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,901	[1]	1,363	[1]

Other trading assets	46	[2]	262	[2]

Other investments	(225)	[3]	998	[3]

of which related to credit risk	(2)		0

Loans	1,065	[1]	7,976	[2]

of which related to credit risk	707		5,255

Other assets	5,896	[2]	1,458	[1]

of which related to credit risk	589		549

Due to banks and customer deposits	(27)	[2]	(9)	[1]

of which related to credit risk	0		2

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(471)	[1]	(1,421)	[1]

Short-term borrowings	(51)	[2]	(778)	[2]

of which related to credit risk [4]	1		6

Long-term debt	(6,162)	[2]	(10,345)	[2]

of which related to credit risk [4]	273		(4,004)

Other liabilities	(232)	[2]	1,299	[2]

of which related to credit risk	(97)		1,125

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk is due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt related to credit risk were CHF 341 million and CHF (4,458) million in 2010 and 2009, respectively.

Interest income and expense are calculated based on contractual rates specified in the transactions. Interest income and expense are recorded in the consolidated statements of operations depending on the nature of the instrument and related market convention. When interest is included as a component of the change in the instrument’s fair value, interest is included in trading revenues. Otherwise, it is included in interest and dividend income or interest expense. Dividend income is recognized separately from trading revenues.

The impacts of credit risk on debt securities held as assets presented in the table above have been calculated as the component of the total change in fair value, excluding the impact of changes in base or risk-free interest rates. The impacts of changes in own credit risk on liabilities presented in the table above have been calculated as the difference between the fair values of those instruments as of the reporting date and the theoretical fair values of those instruments calculated by using the yield curve prevailing at the end of the reporting period, adjusted up or down for changes in the Group’s own credit spreads from the transition date to the reporting date.

Fair value measurements of investments in certain entities that calculate NAV per share
The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.

Fair value, unfunded commitments and term of redemption conditions
end of 2010	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	0		29		29	0

Equity funds	37		6,340	[1]	6,377	0

Equity funds sold short	0		(109)		(109)	0

Total funds held in trading assets and liabilities	37		6,260		6,297	0

Debt funds	20		330		350	234

Equity funds	8		219		227	0

Others	5		252		257	0

Hedge funds	33		801	[2]	834	234

Debt funds	12		0		12	19

Equity funds	3,516		0		3,516	1,054

Real estate funds	322		0		322	223

Others	759		0		759	213

Private equities	4,609		0		4,609	1,509

Equity method investments	1,183		0		1,183	0

Total funds held in other investments	5,825		801		6,626	1,743

Total fair value	5,862	[3]	7,061	[4]	12,923	1,743	[5]

1 47% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 22% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 16% is redeemable on an annual basis with a notice period primarily of more than 60 days. 2 51% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 22% is redeemable on demand with a notice period of less than 30 days and 17% is redeemable on a monthly basis with a notice period primarily of more than 30 days. 3 Includes CHF 2,399 million attributable to noncontrolling interests. 4 Includes CHF 95 million attributable to noncontrolling interests. 5 Includes CHF 641 million attributable to noncontrolling interests.

end of 2009	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	29		65		94	0

Equity funds	121		8,002	[1]	8,123	0

Equity funds sold short	0		(45)		(45)	0

Total funds held in trading assets and liabilities	150		8,022		8,172	0

Debt funds	189		650		839	0

Equity funds	0		205		205	0

Real estate funds	0		129		129	0

Others	1		486		487	0

Hedge funds	190		1,470	[2]	1,660	0

Debt funds	18		0		18	22

Equity funds	3,547		35		3,582	1,648

Real estate funds	251		0		251	85

Others	722		0		722	222

Private equities	4,538		35		4,573	1,977

Equity method investments	1,526		16		1,542	0

Total funds held in other investments	6,254		1,521		7,775	1,977

Total fair value	6,404	[3]	9,543		15,947	1,977	[4]

1 40% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 38% is redeemable on a monthly basis with a notice period primarily of more than 30 days and 13% is redeemable on an annual basis with a notice period of more than 60 days. 2 61% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period of more than 60 days, 23% is redeemable on an annual basis with a notice period of more than 60 days and 9% is redeemable on demand with a notice period of less than 30 days. 3 Includes CHF 2,631 million attributable to noncontrolling interests. 4 Includes CHF 803 million attributable to noncontrolling interests.

Investments in funds held in trading assets and liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.

Investment in funds held in other investments principally invest in private securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to discretion of the Board of Directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.

Furthermore, for those investments held in both trading assets and other investments that are nonredeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which are generally up to ten years.

Disclosures about fair value of financial instruments
US GAAP requires the disclosure of the fair values of financial instruments for which it is practicable to estimate those values, whether or not they are recognized in the consolidated financial statements excluding all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.

Carrying value and estimated fair values of financial instruments
	2010		2009

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	220,443	220,443	209,499	209,499

Securities received as collateral	42,147	42,147	37,516	37,516

Trading assets	324,704	324,704	332,238	332,238

Investment securities	8,397	8,397	11,232	11,232

Loans	218,842	221,937	237,180	239,756

Other financial assets [1]	189,973	190,011	177,891	177,948

Financial liabilities (CHF million)

Due to banks and deposits	325,057	325,051	322,908	322,897

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	168,394	168,394	191,687	191,687

Obligation to return securities received as collateral	42,147	42,147	37,516	37,516

Trading liabilities	133,997	133,997	133,481	133,481

Short-term borrowings	21,683	21,683	7,645	7,645

Long-term debt	173,752	172,698	159,365	159,093

Other financial liabilities [2]	123,549	123,549	130,180	130,180

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets pledged or assigned	12 Months Ended
Dec. 31, 2010
Assets pledged or assigned
Assets pledged or assigned
34 Assets pledged or assigned
The Group received collateral in connection with resale agreements, securities lending and loans, derivative transactions and margined broker loans. A substantial portion of the collateral received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.

end of	2010	2009

Assets pledged or assigned (CHF million)

Book value of assets pledged or assigned as collateral	169,702	225,593

of which assets provided with the right to sell or repledge	112,246	145,177

Fair value of collateral received with the right to sell or repledge	356,970	337,448

of which sold or repledged	307,894	300,665

Other information (CHF million)

Cash and securities restricted under foreign banking regulations	16,090	13,501

Swiss National Bank required minimum liquidity reserves	2,090	1,829

Capital adequacy	12 Months Ended
Dec. 31, 2010
Capital adequacy
Capital adequacy
35 Capital adequacy
The Group is subject to regulation by FINMA. The capital levels of the Group are subject to qualitative judgments by regulators, including FINMA, about the components of capital, risk weightings and other factors. The Group operates under the international capital adequacy standards known as Basel II set forth by the Basel Committee on Banking Supervision as implemented by FINMA (Basel II “Swiss finish”). These standards affect the measurement of both risk-weighted assets and eligible capital. The Group has based its capital adequacy calculations on US GAAP, as permitted by FINMA Circular 2008/34. FINMA has advised the Group that it may continue to include as tier 1 capital CHF 1.1 billion and CHF 1.7 billion of equity from SPEs which are deconsolidated under US GAAP as of December 31, 2010 and 2009, respectively.

According to the FINMA and Bank for International Settlements (BIS) capital requirements, total regulatory capital is comprised of two categories. Tier 1 capital consists of total shareholders’ equity, qualifying noncontrolling interests and hybrid tier 1 capital. Deductions from tier 1 capital include, among other items, goodwill and intangible assets, participations in insurance entities, investments in certain bank and finance entities and other adjustments, including cumulative fair value adjustments on Credit Suisse debt, net of tax, anticipated but not yet declared dividends, the net long position in own treasury shares in the trading book and an adjustment for the accounting treatment of pension plans. Core tier 1 capital excludes hybrid instruments. Tier 1 capital is supplemented for capital adequacy purposes by tier 2 capital, which consists primarily of perpetual and dated subordinated debt instruments. The sum of these two capital tiers equals total eligible capital.

The ratios measure capital adequacy by comparing eligible capital with risk-weighted assets positions, which include consolidated balance sheet assets, net positions in securities not held in the trading portfolio, off-balance sheet transactions converted into credit equivalents and market positions in the trading portfolio.

As of December 31, 2010 and 2009, the Group was adequately capitalized under the regulatory provisions outlined under both FINMA and BIS guidelines.
BIS statistics
end of	2010	2009

Risk-weighted assets (CHF million)

Credit risk	158,735	164,997

Non-counterparty risk	7,380	7,141

Market risk	18,925	17,458

Operational risk	33,662	32,013

Risk-weighted assets	218,702	221,609

Eligible capital (CHF million)

Core tier 1 capital	26,627	24,009

Tier 1 capital	37,725	36,207

Tier 2 capital	10,074	9,521

Total eligible capital	47,799	45,728

Capital ratios (%)

Core tier 1 ratio	12.2	10.8

Tier 1 ratio	17.2	16.3

Total capital ratio	21.9	20.6

Broker-dealer operations
Certain Group broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2010 and 2009, the Group and its subsidiaries complied with all applicable regulatory capital adequacy requirements.

Dividend restrictions
Certain of the Group’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).

Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits from previous business years, or if the free reserves of the corporation are sufficient to allow distribution of a dividend. In addition, at least 5% of the annual net profits must be retained and booked as general legal reserves for so long as these reserves amount to less than 20% of the paid-in share capital. The reserves currently exceed this 20% threshold. Furthermore, dividends may be paid out only after shareholder approval at the Annual General Meeting.

As of December 31, 2010 and 2009, the Group was not subject to restrictions on its ability to pay the proposed dividends.

Assets under management	12 Months Ended
Dec. 31, 2010
Assets under management
Assets under management
36 Assets under management
The following disclosure provides information regarding assets under management and net new assets as regulated by FINMA.
Assets under management include assets from clients for which the Group provides investment advisory or discretionary asset management services. Assets that are held solely for transaction-related or safekeeping/custody purposes are not considered assets under management. Assets of corporate clients and public institutions that are used primarily for cash management or transaction-related purposes are also not considered assets under management. The classification of assets under management is individually assessed on the basis of each client’s intentions and objectives and the banking services provided to the client. Reclassifications between assets under management and assets held for transaction-related or safekeeping purposes result in corresponding net new assets inflows or outflows.

Net new assets measure the degree of success in acquiring assets under management. The calculation is based on the direct method, taking into account individual cash payments, security deliveries and cash flows resulting from loan increases or repayments. Interest and dividend income credited to clients and commissions, interest and fees charged for banking services are not taken into account when calculating net new assets, as such charges are not directly related to the Group’s success in acquiring assets under management. Similarly, changes in assets under management due to currency and market volatility as well as asset inflows and outflows due to the acquisition or divestiture of businesses are not part of net new assets.

A portion of the Group’s assets under management result from double counting. Double counting arises when assets under management are subject to more than one level of asset management services. Each such separate advisory or discretionary service provides additional benefits to the client and represents additional income for the Group. Specifically, double counting primarily results from the investment of assets under management in collective investment instruments managed by the Group. The extent of double counting is disclosed in the following table.

Assets under management
in / end of	2010	2009

Assets under management (CHF billion)

Assets in collective investment instruments managed by Credit Suisse	215.7	199.4

Assets with discretionary mandates	213.4	222.9

Other assets under management	823.9	806.7

Assets under management (including double counting)	1,253.0	1,229.0

of which double counting	128.0	124.0

Net new assets (CHF billion)

Total net new assets, including double counting	69.0	38.3	[1]

1 Includes net asset outflows of CHF 5.9 billion in 2009 from discontinued operations relating to the sale of part of Asset Management’s traditional investment strategies business.

Litigation	12 Months Ended
Dec. 31, 2010
Litigation.
Litigation
37 Litigation
The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses, including those disclosed below. Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.

The Group accrues litigation provisions (including fees and expenses of external lawyers and other service providers) in connection with certain judicial, regulatory and arbitration proceedings when losses or ranges of loss are probable and reasonably estimable. The Group reviews its judicial, regulatory and arbitration proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. Further provisions or releases of litigation provisions may be necessary in the future as developments in such litigation, claims or proceedings warrant.

It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of these proceedings. In presenting the consolidated financial statements, management makes estimates regarding the outcome of these matters, records a provision and takes a charge to income when losses with respect to such proceedings are probable and can be reasonably estimated. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the litigation, claim or proceeding, the progress of the matter, the advice of legal counsel, the Group’s defenses and its experience in similar cases or proceedings, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations must be made before a loss or ranges of loss can be reasonably estimated for any proceeding.

Most proceedings pending against the Group seek damages of an indeterminate amount. While certain proceedings specify the damages claimed, such claimed amount may not represent reasonably possible losses. The Group has disclosed below the amount of damages claimed (if specified in the relevant proceeding) and certain other quantifiable information that is publicly available.

The following table presents a roll forward of the Group’s aggregate litigation provisions.
Litigation provisions
2010

CHF million

Balance at beginning of period	869

Increase in litigation accruals	533

Decrease in litigation accruals	(60)

Decrease for settlements and other cash payments	(398)

Foreign exchange translation	(83)

Balance at end of period	861

The Group’s aggregate litigation provisions include estimates of reasonably possible loss or range of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of the complexity of the proceedings, the novelty of some of the claims, the early stage of the proceedings and limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions is zero to CHF 1.5 billion.

After taking into account its litigation provisions, the Groups believes, based on currently available information and advice of counsel, that the results of such proceedings, in the aggregate, will not have a material adverse effect on its financial condition. However, in light of the uncertainties involved in such proceedings, the ultimate resolution of such proceedings may exceed current litigation provisions and any excess may be material to operating results for any particular period, depending, in part, upon the operating results for such period.

Litigation relating to IPO allocation
Since January 2001, Credit Suisse Securities (USA) LLC (CSS LLC), one of its affiliates and several other investment banks have been named as defendants in a large number of putative class action complaints filed in the US District Court for the Southern District of New York (SDNY) concerning initial public offering (IPO) allocation practices. In April 2002, the plaintiffs filed consolidated amended complaints alleging various violations of the federal securities laws resulting from alleged material omissions and misstatements in registration statements and prospectuses for the IPOs and, in some cases, follow-on offerings, and with respect to transactions in the aftermarket for those offerings. The complaints contain allegations that the registration statements and prospectuses either omitted or misrepresented material information about commissions paid to investment banks and aftermarket transactions by certain customers that received allocations of shares in the IPOs. The complaints also allege that misleading analyst reports were issued to support the issuers’ allegedly manipulated stock price and that such reports failed to disclose the alleged allocation practices or that analysts were allegedly subject to conflicts of interest. In September 2008, a settlement in principle was reached between the plaintiffs and the underwriter and issuer defendants, and in October 2009, the SDNY issued an order granting final approval of the settlement. Certain members of the settlement class have since filed appeals challenging the SDNY’s approval of the settlement. Most of these appeals have been resolved and dismissed, but two appeals remain pending.

Research-related litigation
Putative class action lawsuits were filed against CSS LLC in the wake of publicity surrounding the 2002 industry-wide governmental and regulatory investigations into research analyst practices. Currently, only one federal class action, In re Credit Suisse – AOL Securities Litigation, remains pending in the US District Court for the District of Massachusetts. The case was brought on behalf of a class of purchasers of common shares of the former AOL Time Warner Inc. (AOL) and alleges that CSS LLC’s equity research coverage of AOL between January 2001 and July 2002 was false and misleading. The second amended complaint in this action asserts federal securities fraud and control person liability claims against CSS LLC and certain affiliates and former employees of CSS LLC. The district court denied CSS LLC’s motion to dismiss the complaint in December 2006. In September 2008, the district court granted class certification, and the US Court of Appeals for the First Circuit subsequently declined to hear CSS LLC’s appeal of that decision. In November 2008, CSS LLC filed a motion for summary judgment on the grounds that there was no evidence that CSS LLC’s research coverage of AOL was false or misleading, and there was no evidence that CSS LLC’s research coverage had any effect on AOL’s stock price or caused the losses asserted by the plaintiff class. Oral argument on CSS LLC’s motion was held before the district court in July 2009. In addition, in April and June 2009, CSS LLC and the plaintiff class cross-moved to preclude the testimony of each other’s expert witnesses. Both the motion for summary judgment and the cross-motions to preclude expert testimony remain pending before the district court. Plaintiffs estimate damages of approximately USD 3.9 billion.

Enron-related litigation and inquiries
In April 2002, CSS LLC and certain of its affiliates and certain other investment banks were named as defendants along with, among others, Enron, Enron executives and directors and external law and accounting firms in a putative class action complaint filed in the US District Court for the Southern District of Texas, Newby, et al. v. Enron, et al.(Newby).

While a final judgment dismissing with prejudice the Newby action was entered, three individual actions remain pending against CSS LLC and certain affiliates (and other defendants) in the US District Court for the Southern District of Texas. In Connecticut Resources Recovery Authority v. Lay, et al., the plaintiff seeks to recover from multiple defendants, pursuant to the Connecticut Unfair Trade Practices Act and Connecticut state common law, approximately USD 130 million to USD 180 million in losses it allegedly suffered in a business transaction it entered into with Enron. A motion to dismiss is pending. In Silvercreek Management Inc. v. Citigroup, Inc., et al., the plaintiff seeks to assert federal and Texas state law claims relating to its alleged USD 280 million in losses relating to its Enron investments. Plaintiff has a motion pending for leave to file a further amended complaint, which defendants oppose; once the court rules on what will be the operative complaint, defendants will move to dismiss. In Ravenswood I LLC, et al. v. Citigroup, Inc., et al., plaintiffs as putative successors-in-interest seek to recover approximately USD 140 million relating to the decline in value of certain Enron debt securities purchased by a third party from Enron. A motion to dismiss is pending. In all three actions, plaintiffs assert they relied on Enron’s financial statements, and seek to hold the defendants responsible for any inaccuracies in Enron’s financial statements.

NCFE-related litigation
Since February 2003, lawsuits have been filed against CSS LLC and certain affiliates with respect to services that it provided to National Century Financial Enterprises, Inc. and its affiliates (NCFE). From January 1996 to May 2002, CSS LLC acted as a placement agent for bonds issued by NCFE that were to be collateralized by health-care receivables and, in July 2002, as a placement agent for a sale of NCFE preferred stock. NCFE filed for bankruptcy protection in November 2002. In these lawsuits, which have since been consolidated in the US District Court for the Southern District of Ohio (SDO) and are known as the MDL cases, investors holding approximately USD 1.9 billion face amount of NCFE’s bonds and approximately USD 12 million in preferred stock have sued numerous defendants, including the founders and directors of NCFE, the trustees for the bonds, NCFE’s auditors and law firm, the rating agencies that rated NCFE’s bonds and NCFE’s placement agents, including CSS LLC. The allegations include claims for breach of contract, negligence, fraud and violation of federal and state securities laws. The lawsuits generally allege that CSS LLC and/or its affiliates knew or should have known that the health care receivables purportedly backing the bonds were either ineligible for the programs or non-existent. CSS LLC and its affiliates filed motions to dismiss these cases. In December 2007, the SDO denied, in large part, CSS LLC’s and its affiliates’ motions to dismiss, allowing most of the investor claims to proceed. In February 2009, CSS LLC and its affiliates filed motions for summary judgment seeking to dismiss the bond investors’ remaining claims, and certain of the bond investors filed summary judgment motions seeking judgment on certain of their claims. Generally, CSS LLC contends that based upon the evidence and applicable law, none of the plaintiffs’ claims should be allowed to proceed to trial, whereas plaintiffs urge the SDO to deny the motions based upon their views of the relevant evidence and law. In November 2009, the SDO heard oral argument on the summary judgment motions. In December 2010, the SDO ruled in CSS LCC’s favor on cross-motions for partial summary judgment with respect to a claim under Ohio’s blue sky law. More specifically, the SDO held that application of the Ohio statute would violate the commerce clause of the US constitution. The other summary judgment motions remain under submission with the SDO. To date, CSS LLC and/or its affiliates have settled one bond investor lawsuit. In that settlement, dated April 2009, CSS LLC settled with the New York City Pension Fund plaintiffs for an amount covered by existing reserves.

In addition, in November 2004, the trust created through NCFE’s confirmed bankruptcy plan commenced two actions against CSS LLC and certain affiliates. The trust filed an action in the SDO asserting common law claims similar to those asserted in the MDL cases against several of the same defendants, and it also alleged statutory claims under the Ohio Corrupt Practices Act, claims for professional negligence and claims under the US Bankruptcy Code. CSS LLC and its affiliates filed a motion to dismiss that action in March 2005. In March 2009, the SDO issued a decision in large part denying that motion. In May 2009, CSS LLC and its affiliates moved for summary judgment, and the SDO heard oral argument on that motion in November 2009. The trust also filed an action in the US Bankruptcy Court for the Southern District of Ohio objecting to the proofs of claim filed by CSS LLC and its affiliates in NCFE’s bankruptcy and seeking disgorgement of amounts previously distributed to CSS LLC and its affiliates under the bankruptcy plan. CSS LLC and its affiliates have answered that complaint.

Refco-related litigation
In October 2005, CSS LLC was named, along with other financial services firms, accountants and individuals as a defendant in several federal class action lawsuits filed in the SDNY relating to Refco Inc. These actions, now consolidated, allege violations of the disclosure requirements of the federal securities laws in connection with a Refco notes offering in 2004 and Refco’s IPO in August 2005. In July 2006, CSS LLC and certain other defendants filed a motion to dismiss plaintiffs’ claims related to the Refco notes offering in 2004; in April 2007, the court dismissed those claims. In December 2007, plaintiffs filed a second amended consolidated class action complaint naming additional defendants and again alleging, against CSS LLC and others, violations of the disclosure requirements of the federal securities laws in connection with both the Refco notes offering in 2004 and Refco’s August 2005 IPO. In March 2008, CSS LLC and certain defendants again filed a motion to dismiss plaintiffs’ claims related to the Refco notes offering; in August 2008, the court granted CSS LLC’s motion to dismiss. In April 2010, CSS LLC and other financial services firms agreed to a settlement in principle with plaintiffs in this consolidated action in the amount of USD 50 million, which was subject to court approval. In June 2010, CSS LLC and the other settling financial services firms provided notice of the proposed settlement to certain US government officials consistent with the requirements of the Class Action Fairness Act. In July 2010, the SDNY preliminarily approved the settlement. In October 2010, the SDNY entered a final judgment approving the settlement. The final effective date of the settlement was November 26, 2010.

In August 2007, the litigation trustee in the Refco bankruptcy named CSS LLC along with other financial services firms, accountants, officers, directors and controlling persons, as a defendant in a lawsuit filed in Illinois state court. The lawsuit asserts claims against CSS LLC for aiding and abetting breaches of fiduciary duty by Refco insiders in connection with Refco’s August 2004 notes offering and August 2005 IPO. The lawsuit also asserts claims in excess of USD 2 billion against CSS LLC for professional malpractice and negligent misrepresentation in connection with CSS LLC’s role as a financial advisor to Refco. CSS LLC and certain other defendants removed this action to Illinois federal district court and the case has now been transferred (by the Judicial Panel on Multi-District Litigation) to the SDNY. In May 2008, CSS LLC and certain other defendants filed a motion to dismiss plaintiffs’ claims. In April 2009, the SDNY granted CSS LLC’s and other defendants’ motion to dismiss. In December 2009, following an appeal by the plaintiffs to the US Court of Appeals for the Second Circuit (Second Circuit), the Second Circuit certified certain questions of law to the New York Court of Appeals. In October 2010, the New York Court of Appeals issued an opinion clarifying New York law.  On November 18, 2010, after consideration of the New York Court of Appeals opinion, the Second Circuit affirmed the SDNY’s dismissal with prejudice.  On December 2, 2010, the trustee filed a petition for panel rehearing by the Second Circuit.  That petition has not yet been decided.

In March 2008, CSS LLC was named, along with other financial services firms, accountants, officers, directors and controlling persons, as a defendant in an action filed in New York state court by the Joint Official Liquidators of various SPhinX Funds and the trustee of the SPhinX Trust. The lawsuit asserts claims against CSS LLC for aiding and abetting breaches of fiduciary duty by Refco insiders in connection with Refco’s August 2004 notes offering and August 2005 IPO, aiding and abetting fraud, and interference with contract/prospective contract. CSS LLC and certain other defendants removed the action to the SDNY. In November 2008, CSS LLC and certain other defendants filed motions to dismiss plaintiffs’ claims. On February 3, 2010, the Special Master designated by the court issued a Report and Recommendation (R&R) on the issue of standing, in which he recommended that the claims against CSS LLC be dismissed with prejudice for lack of standing. In March 2010, the court adopted the R&R’s conclusions and recommendations. Also in March, the Special Master issued an R&R concluding that plaintiffs adequately alleged that Refco committed primary violations alleged in the complaint, violations that CSS LLC (and other defendants) are alleged to have aided and abetted (the Primary Violations R&R). The Special Master has not yet issued an R&R on the issue of whether plaintiffs adequately alleged that CSS LLC aided and abetted those primary violations. The court has not yet ruled on the Primary Violations R&R. On December 6, 2010, the Special Master issued another R&R in which he recommended that all of the claims against CSS LLC be dismissed with prejudice. The court has not yet ruled on this R&R.

Mortgage-related matters
CSS LLC and certain of its affiliates have received requests for information from certain regulators regarding the origination, purchase, securitization and servicing of subprime and non-subprime residential mortgages and related issues. CSS LLC and its affiliates are cooperating with such inquiries and requests.

CSS LLC and certain of its affiliates have also been named as defendants in various civil litigation matters related to their roles as issuer, sponsor, depositor and/or underwriter of RMBS transactions. These cases include putative class action lawsuits, actions by individual investors in RMBS and actions by monoline insurance companies that guaranteed payments of principal and interest for certain RMBS. Although the allegations vary by lawsuit, plaintiffs in the class actions and individual investor lawsuits generally allege that the offering documents of securities issued by various RMBS securitization trusts contained material misrepresentations and omissions, including statements regarding the underwriting standards pursuant to which the underlying mortgage loans were issued. In addition, certain monoline insurers have alleged that loans that collateralize RMBS they insured breached representations and warranties made with respect to the loans at the time of securitization.

Class action litigations. In putative class actions against CSS LLC as an underwriter of other issuers’ RMBS offerings, CSS LLC generally has contractual rights to indemnification from the issuers. However, some of these issuers are now defunct, including affiliates of IndyMac Bancorp (IndyMac) and Thornburg Mortgage (Thornburg). With respect to IndyMac, CSS LLC is named as a defendant in two purported class actions pending in the SDNY brought on behalf of purchasers of securities in various IndyMac RMBS offerings. In one action, In re IndyMac Mortgage-Backed Securities Litigation, CSS LLC is named along with numerous other underwriters and individual defendants related to approximately USD 6.4 billion of IndyMac RMBS offerings. CSS LLC served as underwriter with respect to approximately 20% of the IndyMac RMBS at issue or approximately USD 1.3 billion. In the other action, Tsereteli v. Residential Asset Securitization Trust 2006-A8, CSS LLC was the sole underwriter defendant related to a USD 632 million IndyMac RMBS offering. The court in the In re IndyMac action has dismissed claims as to certain RMBS securitizations, including all offerings in which no named plaintiff purchased securities, and in both actions has limited the theories on which claims as to other offerings may proceed. Discovery has commenced in both actions and plaintiffs have filed motions for class certification. With respect to Thornburg, CSS LLC is a named defendant in a putative class action pending in the US District Court for the District of New Mexico along with a number of other financial institutions that served as depositors and/or underwriters for approximately USD 5.5 billion of Thornburg RMBS offerings. CSS LLC served as co-underwriter with respect to approximately 6.4% of the Thornburg RMBS at issue or approximately USD 354 million. Defendants, including CSS LLC, have moved to dismiss the complaint. One putative class action lawsuit pending in the SDNY against CSS LLC and certain affiliates and employees relates to a single USD 784 million RMBS offering sponsored and underwritten by the Credit Suisse defendants. Defendants’ motion to dismiss was granted in part for claims related to RMBS offerings in which a named plaintiff was not a purchaser and to limit the theories on which the remaining claims may proceed. Discovery is ongoing, and defendants have opposed plaintiff’s motion for class certification.

Individual Investor Actions. In other actions brought against CSS LLC and its affiliates as an RMBS issuer, underwriter and/or other participant, CSS LLC and certain of its affiliates are defendants in six separate individual actions filed by the Federal Home Loan Banks of Seattle, San Francisco, Chicago and Indianapolis in various state courts. The claims against CSS LLC and its affiliates relate to approximately USD 2.9 billion of the RMBS collectively at issue in those actions (approximately 10% of the USD 30 billion at issue against all banks across all the actions and coordinated proceedings). CSS LLC and certain of its affiliates are also among the defendants named in: two separate individual actions commenced by Cambridge Place Investment Management Inc. in Massachusetts state court, in which claims against CSS LLC and its affiliates relate to approximately USD 525 million of the RMBS at issue (approximately 16% of USD 3.3 billion at issue against all banks); one action brought by The Charles Schwab Corporation in state court in California, in which claims against CSS LLC and its affiliates relate to approximately USD 125 million of the securities at issue (approximately 9% of USD 1.4 billion at issue against all banks); two actions brought by Massachusetts Mutual Life Insurance Company in Massachusetts federal court related to approximately USD 107 million of the RMBS at issue (approximately 97% of USD 110 million at issue against all banks); and in one action commenced by Allstate Insurance Company in New York state court related to approximately USD 232 million of RMBS securities. Each of these actions is at an early procedural point in the litigation. CSS LLC and the other defendants have moved to dismiss the Federal Home Loan Bank of Seattle’s lawsuit, and intend to move to dismiss the remaining actions.

Monoline Insurer Disputes. CSS LLC and certain of its affiliates are defendants in two pending actions commenced by monoline insurers that guaranteed payments of principal and interest on approximately USD 1 billion of RMBS issued in two different offerings sponsored by Credit Suisse. Both actions are pending in New York state court. In each action, plaintiff claims that the underlying mortgage loans breach certain representations and warranties, that CSS LLC and its affiliates have failed to repurchase the allegedly defective loans, and that plaintiff was fraudulently induced into providing the insurance. CSS LLC and its affiliates dispute these allegations and have asserted numerous defenses, including, among others, that the underlying mortgages at issue were underwritten to applicable guidelines, the nature and quality of the underlying mortgages were fully and adequately disclosed, and the insurers each had more than sufficient information to understand the risks associated with the insured transactions. Discovery in those actions is ongoing.

Separately, CSS LLC and other underwriters and individuals are defendants in an action pending in California state court brought by MBIA Insurance Corp. (MBIA). The action relates to approximately USD 650 million in securities issued by IndyMac, including approximately USD 98 million of RMBS for which CSS LLC was a co-underwriter in one of the three offerings at issue, and as to which MBIA provided financial guaranty insurance. MBIA purports to be subrogated to the rights of the RMBS holders and seeks recovery of sums it has paid and will pay pursuant to those policies. CSS LLC disputes these allegations and has asserted numerous defenses, including, among others, that MBIA does not have standing to bring claims as subrogee of the IndyMac RMBS holders, the nature and quality of the underlying mortgages were fully and adequately disclosed, and MBIA had more than sufficient information to understand the risks associated with the insured transactions. Discovery in the action is ongoing.

Bank loan litigation
On January 3, 2010, the Bank and other affiliates were named as defendants in a lawsuit filed in the US District Court for the District of Idaho by homeowners in four real estate developments, Tamarack Resort, Yellowstone Club, Lake Las Vegas and Ginn Sur Mer. The Bank arranged, and was the agent bank for, syndicated loans provided for all four developments, which are now in bankruptcy or foreclosure. The complaint generally alleges that the Bank and other affiliates committed fraud by using an unaccepted appraisal method to overvalue the properties with the intention to have the borrowers take out loans they could not repay because it would allow the Bank and other affiliates to later push the borrowers into bankruptcy and take ownership of the properties. The claims include Racketeer Influenced and Corrupt Organizations (RICO), fraud, negligent misrepresentation, breach of fiduciary duty, tortious interference and conspiracy, among others. The complaint, which seeks class action status, demands USD 24 billion in damages. Cushman & Wakefield, the appraiser for the properties at issue, also is named as a defendant. An amended complaint was filed against all of the defendants on January 25, 2010, adding six new homeowner plaintiffs in the same four real estate developments. On March 29, 2010, the Bank and its named affiliates moved to dismiss the amended complaint in its entirety. Cushman & Wakefield also filed a motion seeking to dismiss the amended complaint in its entirety. The Bank and its named affiliates argued that the claims against them fail because they had no relationship with the plaintiff homeowners, and made no representations to them, fraudulent or otherwise, so there is no legal basis for the plaintiffs’ claims against them. The Bank and its other affiliates also argued, among other things, that the plaintiffs failed to plead the necessary elements of the claims asserted against them in the amended complaint. The court held oral argument on the motion to dismiss on July 22, 2010. On February 17, 2011, the magistrate judge issued a report and recommendation to dismiss the RICO claims and dismiss without prejudice the fraud, negligent misrepresentation and unjust enrichment claims, while declining to dismiss the remaining claims. The parties have filed objections to certain of the magistrate’s recommendations and are waiting on the court’s ruling.

Auction Rate Securities
CSS LLC is responding to a number of customer demands and defending against litigation and FINRA arbitrations relating to the sale of certain auction rate securities (ARS).
In February 2008, ST Microelectronics (ST) brought a FINRA arbitration against CSS LLC concerning the purchase and sale of USD 415 million notional amount of ARS. The brokers of record for ST, who are no longer employed by CSS LLC, have since been criminally convicted. In February 2009, the FINRA arbitration panel awarded ST USD 406 million in damages in exchange for CSS LLC taking possession of the ARS. ST subsequently filed an action in the SDNY to confirm this award. Judgment was entered in favor of ST on March 23, 2010, and an amended judgment was entered on August 30, 2010. CSS LLC appealed to the Second Circuit, and the judgment is stayed pending appeal. The appeal is expected to be argued in the spring of 2011. Separately, in 2008, ST filed an action in the US District Court for the Eastern District of New York against the Group, alleging violations of the federal securities laws and various common law causes of action relating to the ARS portfolio. The Group moved to dismiss that action. On March 16, 2010, while the Group’s motion to dismiss the original complaint was still pending, ST moved for permission to file an amended complaint. The Group opposed the motion. The court heard oral argument on ST’s motion to amend on April 19, 2010. The court has not yet issued a decision on the Group’s motion to dismiss or on ST’s motion to amend.

On May 27, 2009, Elbit Systems Ltd filed a complaint against the Group in the US District Court for the Northern District of Illinois, seeking approximately USD 16 million related to the purchase of ARS. The case was transferred to the SDNY, and the Group moved to dismiss the complaint for failure to state a claim and for being barred by a prior release. The motion was denied without prejudice, and the court ordered the parties to engage in limited discovery concerning the release. The parties exchanged discovery and the Group has filed a motion for summary judgment.

In April 2010, Golden Minerals (formerly known as Apex Silver) commenced a FINRA arbitration against CSS LLC seeking approximately USD 33 million in alleged damages. Golden Minerals alleges that CSS LLC misled the company about the nature and risks of its investments in ARS. Golden Minerals further alleges that CSS LLC and the brokers of record for the company made unsuitable recommendations and breached fiduciary duties allegedly owed to the company, and that CSS LLC failed to supervise its brokers. Golden Minerals’ claims rely in part on the criminal conviction of the brokers of record on its account and on CSS LLC’s regulatory settlement relating to the sale of ARS. Hearing dates are scheduled for November and December 2011.

In September 2008, CSS LLC, along with many other Wall Street firms, agreed to a settlement in principle with the New York Attorney General and the North American Securities Administrators Association Task Force whereby Credit Suisse agreed to repurchase up to USD 550 million par value of ARS from individual customers.

ADR litigation
A putative class action was filed on April 21, 2008 in the SDNY against the Group and certain executives by certain purchasers of American Depositary Receipts (ADRs) and common shares alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder. Plaintiffs in this action allege that the Group’s stock price was artificially inflated as a result of allegedly misleading disclosures relating to the company’s business and financial results. A second putative class action complaint making similar allegations was filed in May 2008. These actions were consolidated in June 2008, and an amended complaint against the Group and certain executives was filed in October 2008. In December 2008, the Group and defendant executives filed a motion to dismiss the amended complaint. In October 2009, the SDNY issued a decision dismissing the case for lack of subject matter jurisdiction. In November 2009, plaintiffs filed a motion for leave to file a second amended complaint, and the Group and defendant executives opposed that motion. On February 11, 2010, the SDNY denied in part and granted in part plaintiffs’ motion. The SDNY found that plaintiff purchasers of ADRs and US plaintiff purchasers of Group common shares on foreign exchanges could proceed with their proposed amended claims but that foreign purchasers of Group common shares on foreign exchanges could not. In March 2010, the remaining plaintiffs filed their second amended complaint. In July 2010, the SDNY (based on the US Supreme Court’s July 2010 decision in Morrison v. National Australia Bank) additionally dismissed the claims of all US purchasers of Group common shares on foreign exchanges. On January 6, 2011, following mediation, the parties agreed in principle to settle this matter. On March 7, 2011, the parties executed formal settlement documentation, and on March 11, 2011, submitted the settlement to the SDNY for preliminary approval.

US economic sanctions matter
In December 2009, the Bank announced that it had reached a settlement with the New York County District Attorney’s Office, the US Department of Justice (DOJ), the Board of Governors of the Federal Reserve System, the Federal Reserve Bank of New York and the Office of Foreign Assets Control (OFAC) of their investigation into US dollar payments during the period April 2002 to 2007 involving certain countries (Cuba, Iran, Libya, Burma and Sudan) that were subject to US economic sanctions. As part of the settlement, the Bank entered into two-year deferred prosecution agreements and an agreement with OFAC and agreed to pay a total of USD 536 million, for which reserves were recorded in 2009.

In 2009, the Group received a request for information from the SEC regarding activities involving certain sanctioned countries. The Group cooperated with the request.
Tax matters
German authorities have initiated an investigation that deals with possible tax evasion by Credit Suisse clients and alleges assistance in such tax evasion by Credit Suisse employees. According to the media, approximately 1,100 clients are involved. The German authorities have conducted searches, including of the offices of Credit Suisse and its branches in Germany, as well as the homes of certain Credit Suisse employees, and have taken information in connection with this investigation. We are cooperating with the relevant governmental authorities in this matter. We believe Credit Suisse has been the victim of data theft, and we have filed criminal charges against the individuals who committed the data theft. Our internal review is continuing regarding how the information was obtained.

Credit Suisse has responded to requests for information from the DOJ and certain other governmental authorities involving the provision of historical Private Banking services on a cross-border basis to US persons. A small number of current or former employees have been indicted or arrested for aiding and abetting tax evasion by US persons while employed at Credit Suisse or other financial institutions. We are cooperating with these governmental authorities.

Significant subsidiaries and equity method investments	12 Months Ended
Dec. 31, 2010
Significant subsidiaries and equity method investments
Significant subsidiaries and equity method investments
38 Significant subsidiaries and equity method investments
Significant subsidiaries
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

as of December 31, 2010

100		Credit Suisse AG	Zurich, Switzerland	CHF	4,399.7

100		BANK-now AG	Horgen, Switzerland	CHF	30.0

100		Credit Suisse Group Finance (U.S.) Inc.	Wilmington, United States	USD	600.0

100		CS LP Holding AG	Zug, Switzerland	CHF	0.1

100		Credit Suisse Trust AG	Zurich, Switzerland	CHF	5.0

100		Credit Suisse Trust Holdings Limited	St. Peter Port, Guernsey	GBP	2.0

100		Inreska Limited	St. Peter Port, Guernsey	GBP	3.0

100		Wincasa AG	Winterthur, Switzerland	CHF	1.5

100		Neue Aargauer Bank AG	Aarau, Switzerland	CHF	134.1

90		Clariden Leu Holding AG	Zurich, Switzerland	CHF	8.1

90		Clariden Leu AG	Zurich, Switzerland	CHF	50.0

90		Clariden Leu Financial Products (Guernsey) Ltd.	St. Peter Port, Guernsey	GBP	0.0

90		Clariden Leu Immobilien AG	Zurich, Switzerland	CHF	1.0

88		Savoy Hotel Baur en Ville AG	Zurich, Switzerland	CHF	7.5

		Credit Suisse AG

100		AJP Cayman Ltd.	George Town, Cayman Islands	JPY	8,025.6

100		Banco Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	53.6

100		Banco Credit Suisse (México), S.A.	Mexico City, Mexico	MXN	1,016.7

100		Banco de Investimentos Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	164.8

100		Boston Re Ltd.	Hamilton, Bermuda	USD	2.0

100		Casa de Bolsa Credit Suisse (México), S.A. de C.V.	Mexico City, Mexico	MXN	274.1

100		CJSC Bank Credit Suisse (Moscow)	Moscow, Russia	USD	37.8

100		Column Financial, Inc.	Salt Lake City, United States	USD	0.0

100		Credit Suisse (Australia) Limited	Sydney, Australia	AUD	34.1

100		Credit Suisse (Brasil) Distribuidora de Titulos e Valores Mobiliários S.A.	São Paulo, Brazil	BRL	5.0

100		Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliários	São Paulo, Brazil	BRL	98.4

100		Credit Suisse (Deutschland) Aktiengesellschaft	Frankfurt, Germany	EUR	130.0

100		Credit Suisse (France)	Paris, France	EUR	52.9

100		Credit Suisse (Gibraltar) Limited	Gibraltar, Gibraltar	GBP	5.0

100		Credit Suisse (Guernsey) Limited	St. Peter Port, Guernsey	USD	6.1

100		Credit Suisse (Hong Kong) Limited	Hong Kong, China	HKD	3,809.9

100		Credit Suisse (Italy) S.p.A.	Milan, Italy	EUR	74.6

100	[1]	Credit Suisse (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	43.0

100		Credit Suisse (Monaco) S.A.M.	Monte Carlo, Monaco	EUR	12.0

100		Credit Suisse (Singapore) Limited	Singapore, Singapore	SGD	621.3

100		Credit Suisse (UK) Limited	London, United Kingdom	GBP	102.3

100	[2]	Credit Suisse (USA), Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse Asset Finance Limited	George Town, Cayman Islands	CHF	0.0

100		Credit Suisse Asset Management (UK) Holding Limited	London, United Kingdom	GBP	144.2

100		Credit Suisse Asset Management Fund Service (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	1.5

100		Credit Suisse Asset Management Funds (UK) Limited	London, United Kingdom	GBP	15.5

100		Credit Suisse Asset Management Funds AG	Zurich, Switzerland	CHF	7.0

100		Credit Suisse Asset Management Funds S.p.A. S.G.R.	Milan, Italy	EUR	5.0

Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

100		Credit Suisse Asset Management Holding Europe (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	32.6

100		Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH	Frankfurt, Germany	EUR	6.1

100		Credit Suisse Asset Management International Holding Ltd	Zurich, Switzerland	CHF	20.0

100		Credit Suisse Asset Management Investments Ltd	Zurich, Switzerland	CHF	0.1

100		Credit Suisse Asset Management Limited	London, United Kingdom	GBP	45.0

100		Credit Suisse Asset Management, LLC	Wilmington, United States	USD	924.9

100		Credit Suisse Capital (Guernsey) I Limited	St. Peter Port, Guernsey	USD	0.0

100		Credit Suisse Capital Funding, Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse Capital LLC	Wilmington, United States	USD	737.6

100		Credit Suisse Energy LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Equities (Australia) Limited	Sydney, Australia	AUD	62.5

100		Credit Suisse Finance (Guernsey) Limited	St. Peter Port, Guernsey	USD	0.2

100		Credit Suisse Finance (India) Private Limited	Mumbai, India	INR	1,050.1

100		Credit Suisse First Boston (Latam Holdings) LLC	George Town, Cayman Islands	USD	23.8

100		Credit Suisse First Boston Finance B.V.	Amsterdam, The Netherlands	EUR	0.0

100		Credit Suisse First Boston Mortgage Capital LLC	Wilmington, United States	USD	356.6

100		Credit Suisse Fund Management S.A.	Luxembourg, Luxembourg	CHF	0.3

100		Credit Suisse Holdings (Australia) Limited	Sydney, Australia	AUD	3.0

100		Credit Suisse Holdings (USA), Inc.	Wilmington, United States	USD	4,184.7

100	[3]	Credit Suisse International	London, United Kingdom	USD	4,389.6

100		Credit Suisse Investment Products (Asia Pacific) Limited	George Town, Cayman Islands	USD	0.0

100		Credit Suisse Leasing 92A, L.P.	New York, United States	USD	85.3

100		Credit Suisse Life & Pensions AG	Vaduz, Liechtenstein	CHF	15.0

100		Credit Suisse Life (Bermuda) Ltd.	Hamilton, Bermuda	USD	1.0

100		Credit Suisse Loan Funding LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Management LLC	Wilmington, United States	USD	894.3

100		Credit Suisse Principal Investments Limited	George Town, Cayman Islands	JPY	3,324.0

100		Credit Suisse Private Equity, Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse PSL GmbH	Zurich, Switzerland	CHF	0.0

100		Credit Suisse Securities (Canada), Inc.	Toronto, Canada	CAD	3.4

100		Credit Suisse Securities (Europe) Limited	London, United Kingdom	USD	3,527.3

100		Credit Suisse Securities (Hong Kong) Limited	Hong Kong, China	HKD	530.9

100		Credit Suisse Securities (India) Private Limited	Mumbai, India	INR	2,214.8

100		Credit Suisse Securities (Japan) Limited	Tokyo, Japan	JPY	78,100.0

100		Credit Suisse Securities (Johannesburg) (Proprietary) Limited	Johannesburg, South Africa	ZAR	0.0

100		Credit Suisse Securities (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	MYR	100.0

100		Credit Suisse Securities (Moscow)	Moscow, Russia	RUB	97.1

100		Credit Suisse Securities (Singapore) Pte Limited	Singapore, Singapore	SGD	30.0

100		Credit Suisse Securities (Thailand) Limited	Bangkok, Thailand	THB	331.0

100		Credit Suisse Securities (USA) LLC	Wilmington, United States	USD	3,503.4

100		CS Non-Traditional Products Ltd.	Nassau, Bahamas	USD	0.1

100		DLJ Capital Corporation	Wilmington, United States	USD	4.0

Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

100		DLJ Mortgage Capital, Inc.	Wilmington, United States	USD	0.0

100		J O Hambro Investment Management Limited	London, United Kingdom	GBP	22.6

100		Merban Equity AG	Zug, Switzerland	CHF	0.1

100		Pearl Investment Management Limited	Nassau, Bahamas	USD	0.1

100		SPS Holding Corporation	Wilmington, United States	USD	0.1

100		Stanton Equity Trading Delaware LLC	Wilmington, United States	USD	0.8

100		Whist Equity Trading LLC	Wilmington, United States	USD	140.4

99		PT Credit Suisse Securities Indonesia	Jakarta, Indonesia	IDR	235,000.0

83		Asset Management Finance LLC	Wilmington, United States	USD	341.6

60		Credit Suisse (Qatar) LLC	Doha, Qatar	USD	10.0

55		Credit Suisse Saudi Arabia	Riyadh, Saudi Arabia	SAR	210.0

50	[4]	Credit Suisse Hedging-Griffo Investimentos S.A.	São Paulo, Brazil	BRL	49.2

1 58% owned by Credit Suisse AG. 2 43% of voting rights held by Credit Suisse Group AG, Guernsey Branch. 3 80% of voting rights and 94% of equity interest held by Credit Suisse AG. 4 Controlling interest.

Significant equity method investments
Equity interest in %		Company name	Domicile

as of December 31, 2010

26		Capital Union E.C.	Manama, Kingdom of Bahrain

100	[1]	Credit Suisse Group Finance (Guernsey) Limited	St. Peter Port, Guernsey

25		SECB Swiss Euro Clearing Bank GmbH	Frankfurt, Germany

50		Swisscard AECS AG	Horgen, Switzerland

Credit Suisse AG

8	[2]	Absolute Invest Ltd.	Zug, Switzerland

33		Credit Suisse Founder Securities Limited	Beijing, China

25		E.L. & C. Baillieu Stockbroking (Holdings) Pty Ltd	Melbourne, Australia

25		ICBC Credit Suisse Asset Management Co., Ltd.	Beijing, China

21		Aberdeen Asset Management PLC	Aberdeen, United Kingdom

5	[3]	York Capital Management	New York, United States

1 Deconsolidated under US GAAP as the Group is not the primary beneficiary. 2 The Group retains significant influence through Board of Directors representation. 3 The Group acquired a significant noncontrolling interest.

Subsidiary guarantee information	12 Months Ended
Dec. 31, 2010
Subsidiary guarantee information
Subsidiary guarantee information
39 Subsidiary guarantee information
On March 26, 2007, the Group and the Bank issued full, unconditional and several guarantees of Credit Suisse (USA), Inc.’s outstanding SEC-registered debt securities. In accordance with the guarantees, if Credit Suisse (USA), Inc. fails to make any timely payment under the agreements governing such debt securities, the holders of the debt securities may demand payment from either the Group or the Bank, without first proceeding against Credit Suisse (USA), Inc. The guarantee from the Group is subordinated to senior liabilities. Credit Suisse (USA), Inc. is an indirect, wholly-owned subsidiary of the Group.

Condensed consolidating statements of operations
in 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	8,897	15,928		24,825	209	499		25,533

Interest expense	(5,454)	(13,344)		(18,798)	(203)	9		(18,992)

Net interest income	3,443	2,584		6,027	6	508		6,541

Commissions and fees	4,403	8,719		13,122	9	947		14,078

Trading revenues	667	8,405		9,072	0	266		9,338

Other revenues	1,081	296		1,377	4,982	(4,930)		1,429

Net revenues	9,594	20,004		29,598	4,997	(3,209)		31,386

Provision for credit losses	13	(137)		(124)	0	45		(79)

Compensation and benefits	4,177	10,195		14,372	90	137		14,599

General and administrative expenses	1,883	5,205		7,088	(196)	339		7,231

Commission expenses	307	1,684		1,991	3	154		2,148

Total other operating expenses	2,190	6,889		9,079	(193)	493		9,379

Total operating expenses	6,367	17,084		23,451	(103)	630		23,978

Income/(loss) from continuing operations before taxes	3,214	3,057		6,271	5,100	(3,884)		7,487

Income tax expense	952	306		1,258	2	288		1,548

Income/(loss) from continuing operations	2,262	2,751		5,013	5,098	(4,172)		5,939

Income/(loss) from discontinued operations, net of tax	0	(19)		(19)	0	0		(19)

Net income/(loss)	2,262	2,732		4,994	5,098	(4,172)		5,920

Less net income/(loss) attributable to noncontrolling interests	592	210		802	0	20		822

Net income/(loss) attributable to shareholders	1,670	2,522		4,192	5,098	(4,192)		5,098

of which from continuing operations	1,670	2,541		4,211	5,098	(4,192)		5,117

of which from discontinued operations	0	(19)		(19)	0	0		(19)

1 Includes eliminations and consolidation adjustments.

in 2009	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	8,947	15,575		24,522	256	510		25,288

Interest expense	(4,949)	(13,204)		(18,153)	(250)	6		(18,397)

Net interest income	3,998	2,371		6,369	6	516		6,891

Commissions and fees	3,548	9,222		12,770	10	970		13,750

Trading revenues	2,956	9,208		12,164	0	(13)		12,151

Other revenues	(836)	1,526		690	6,707	(6,895)		502

Net revenues	9,666	22,327		31,993	6,723	(5,422)		33,294

Provision for credit losses	24	436		460	0	46		506

Compensation and benefits	4,613	10,093		14,706	31	276		15,013

General and administrative expenses	1,981	5,641		7,622	(19)	98		7,701

Commission expenses	356	1,492		1,848	0	149		1,997

Total other operating expenses	2,337	7,133		9,470	(19)	247		9,698

Total operating expenses	6,950	17,226		24,176	12	523		24,711

Income/(loss) from continuing operations before taxes	2,692	4,665		7,357	6,711	(5,991)		8,077

Income tax expense/(benefit)	1,403	391		1,794	(13)	54		1,835

Income/(loss) from continuing operations	1,289	4,274		5,563	6,724	(6,045)		6,242

Income/(loss) from discontinued operations, net of tax	0	169		169	0	0		169

Net income/(loss)	1,289	4,443		5,732	6,724	(6,045)		6,411

Less net income/(loss) attributable to noncontrolling interests	(858)	161		(697)	0	384		(313)

Net income/(loss) attributable to shareholders	2,147	4,282		6,429	6,724	(6,429)		6,724

of which from continuing operations	2,147	4,113		6,260	6,724	(6,429)		6,555

of which from discontinued operations	0	169		169	0	0		169

1 Includes eliminations and consolidation adjustments.

in 2008	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	18,251	28,851		47,102	403	434		47,939

Interest expense	(14,179)	(25,010)		(39,189)	(401)	187		(39,403)

Net interest income	4,072	3,841		7,913	2	621		8,536

Commissions and fees	3,565	10,075		13,640	18	1,154		14,812

Trading revenues	(3,346)	(6,994)		(10,340)	0	460		(9,880)

Other revenues	(2,419)	(1,489)		(3,908)	(8,058)	7,766		(4,200)

Net revenues	1,872	5,433		7,305	(8,038)	10,001		9,268

Provision for credit losses	4	793		797	0	16		813

Compensation and benefits	3,855	9,103		12,958	72	224		13,254

General and administrative expenses	1,518	5,781		7,299	106	404		7,809

Commission expenses	353	1,737		2,090	1	203		2,294

Total other operating expenses	1,871	7,518		9,389	107	607		10,103

Total operating expenses	5,726	16,621		22,347	179	831		23,357

Income/(loss) from continuing operations before taxes	(3,858)	(11,981)		(15,839)	(8,217)	9,154		(14,902)

Income tax expense/(benefit)	(637)	(4,285)		(4,922)	1	325		(4,596)

Income/(loss) from continuing operations	(3,221)	(7,696)		(10,917)	(8,218)	8,829		(10,306)

Income/(loss) from discontinued operations, net of tax	0	(531)		(531)	0	0		(531)

Net income/(loss)	(3,221)	(8,227)		(11,448)	(8,218)	8,829		(10,837)

Less net income/(loss) attributable to noncontrolling interests	(2,338)	(1,041)		(3,379)	0	760		(2,619)

Net income/(loss) attributable to shareholders	(883)	(7,186)		(8,069)	(8,218)	8,069		(8,218)

of which from continuing operations	(883)	(6,655)		(7,538)	(8,218)	8,069		(7,687)

of which from discontinued operations	0	(531)		(531)	0	0		(531)

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets
end of 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	5,133	59,898		65,031	18	418		65,467

Interest-bearing deposits with banks	85	4,372		4,457	0	(2,933)		1,524

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	132,338	88,370		220,708	0	(265)		220,443

Securities received as collateral	45,251	(3,151)		42,100	0	47		42,147

Trading assets	101,913	219,343		321,256	0	3,448		324,704

Investment securities	0	6,331		6,331	0	2,066		8,397

Other investments	7,878	8,177		16,055	34,611	(34,184)		16,482

Net loans	31,243	169,505		200,748	6,733	11,361		218,842

Premises and equipment	1,003	5,217		6,220	0	505		6,725

Goodwill	595	6,855		7,450	0	1,135		8,585

Other intangible assets	89	215		304	0	8		312

Brokerage receivables	15,745	23,028		38,773	0	(4)		38,769

Other assets	13,414	65,891		79,305	266	14		79,585

Assets of discontinued operations held-for-sale	0	23		23	0	0		23

Total assets	354,687	654,074		1,008,761	41,628	(18,384)		1,032,005

Liabilities and equity (CHF million)

Due to banks	120	47,555		47,675	6,210	(16,392)		37,493

Customer deposits	0	263,767		263,767	0	23,797		287,564

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	120,189	48,205		168,394	0	0		168,394

Obligation to return securities received as collateral	45,251	(3,151)		42,100	0	47		42,147

Trading liabilities	28,589	105,348		133,937	0	60		133,997

Short-term borrowings	38,717	(19,201)		19,516	0	2,167		21,683

Long-term debt	41,984	129,156		171,140	1,989	623		173,752

Brokerage payables	44,791	17,071		61,862	0	(116)		61,746

Other liabilities	11,139	50,067		61,206	147	861		62,214

Total liabilities	330,780	638,817		969,597	8,346	11,047		988,990

Total shareholders' equity	18,183	9,600		27,783	33,282	(27,783)		33,282

Noncontrolling interests	5,724	5,657		11,381	0	(1,648)		9,733

Total equity	23,907	15,257		39,164	33,282	(29,431)		43,015

Total liabilities and equity	354,687	654,074		1,008,761	41,628	(18,384)		1,032,005

1 Includes eliminations and consolidation adjustments.

end of 2009	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	1,989	50,546		52,535	11	(689)		51,857

Interest-bearing deposits with banks	26,464	(24,264)		2,200	0	(1,023)		1,177

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	135,573	72,805		208,378	0	1,121		209,499

Securities received as collateral	42,480	(5,109)		37,371	0	145		37,516

Trading assets	127,563	203,744		331,307	0	931		332,238

Investment securities	0	9,190		9,190	29	2,013		11,232

Other investments	11,150	12,397		23,547	40,301	(39,855)		23,993

Net loans	13,011	208,441		221,452	7,746	7,982		237,180

Premises and equipment	968	4,933		5,901	0	535		6,436

Goodwill	654	7,478		8,132	0	1,135		9,267

Other intangible assets	57	261		318	0	10		328

Brokerage receivables	16,654	25,218		41,872	0	88		41,960

Other assets	9,284	58,995		68,279	303	162		68,744

Total assets	385,847	624,635		1,010,482	48,390	(27,445)		1,031,427

Liabilities and equity (CHF million)

Due to banks	143	49,938		50,081	8,015	(21,882)		36,214

Customer deposits	0	258,697		258,697	0	27,997		286,694

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	148,150	43,437		191,587	0	100		191,687

Obligation to return securities received as collateral	42,480	(5,109)		37,371	0	145		37,516

Trading liabilities	31,165	103,710		134,875	0	(1,394)		133,481

Short-term borrowings	45,426	(39,368)		6,058	0	1,587		7,645

Long-term debt	34,886	121,790		156,676	2,722	(33)		159,365

Brokerage payables	41,098	18,034		59,132	0	(167)		58,965

Other liabilities	14,716	55,538		70,254	136	1,142		71,532

Total liabilities	358,064	606,667		964,731	10,873	7,495		983,099

Total shareholders' equity	19,246	11,982		31,228	37,517	(31,228)		37,517

Noncontrolling interests	8,537	5,986		14,523	0	(3,712)		10,811

Total equity	27,783	17,968		45,751	37,517	(34,940)		48,328

Total liabilities and equity	385,847	624,635		1,010,482	48,390	(27,445)		1,031,427

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows
in 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	26,915	(18,352)		8,563	6,031	(6,366)		8,228

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	4,967	(7,119)		(2,152)	0	2,054		(98)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(9,985)	(18,919)		(28,904)	0	1,386		(27,518)

Purchase of investment securities	0	(241)		(241)	0	(2,511)		(2,752)

Proceeds from sale of investment securities	0	988		988	0	0		988

Maturities of investment securities	0	1,312		1,312	29	2,407		3,748

Investments in subsidiaries and other investments	(263)	(1,102)		(1,365)	(2,522)	2,213		(1,674)

Proceeds from sale of other investments	847	1,304		2,151	5	311		2,467

(Increase)/decrease in loans	98	6,394		6,492	715	(3,237)		3,970

Proceeds from sale of loans	0	817		817	0	0		817

Capital expenditures for premises and equipment and other intangible assets	(510)	(1,157)		(1,667)	0	(22)		(1,689)

Proceeds from sale of premises and equipment and other intangible assets	0	17		17	0	0		17

Other, net	68	181		249	0	26		275

Net cash provided by/(used in) investing activities of continuing operations	(4,778)	(17,525)		(22,303)	(1,773)	2,627		(21,449)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(12)	27,302		27,290	(1,767)	868		26,391

Increase/(decrease) in short-term borrowings	5,953	4,158		10,111	0	823		10,934

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,158)	9,161		(6,997)	0	(100)		(7,097)

Issuances of long-term debt	497	54,482		54,979	0	2,931		57,910

Repayments of long-term debt	(6,343)	(42,588)		(48,931)	(465)	(1,994)		(51,390)

Issuances of common shares	0	1,567		1,567	32	(1,590)		9

Sale of treasury shares	0	2,082		2,082	39	22,628		24,749

Repurchase of treasury shares	0	(1,623)		(1,623)	(2,103)	(23,120)		(26,846)

Dividends paid/capital repayments	0	(3,305)		(3,305)	(2,378)	2,883		(2,800)

Excess tax benefits on share based awards	478	130		608	0	7		615

Other, net	(2,850)	(486)		(3,336)	2,395	1,494		553

Net cash provided by/(used in) financing activities of continuing operations	(18,435)	50,880		32,445	(4,247)	4,830		33,028

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(558)	(5,609)		(6,167)	(4)	16		(6,155)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by/(used in) operating activities of discontinued operations	0	(42)		(42)	0	0		(42)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	3,144	9,352		12,496	7	1,107		13,610

Cash and due from banks at beginning of period	1,989	50,546		52,535	11	(689)		51,857

Cash and due from banks at end of period	5,133	59,898		65,031	18	418		65,467

1 Includes eliminations and consolidation adjustments.

in 2009	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	(29,040)	16,834		(12,206)	6,825	(8,805)		(14,186)

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	9,620	(8,036)		1,584	(1,038)	180		726

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	55,753	(245)		55,508	0	(1,105)		54,403

Purchase of investment securities	0	(67)		(67)	0	(2,122)		(2,189)

Proceeds from sale of investment securities	331	560		891	0	0		891

Maturities of investment securities	0	2,209		2,209	0	2,249		4,458

Investments in subsidiaries and other investments	(1,036)	(925)		(1,961)	(6,530)	6,584		(1,907)

Proceeds from sale of other investments	610	1,309		1,919	0	(209)		1,710

(Increase)/decrease in loans	(12,266)	15,956		3,690	588	(112)		4,166

Proceeds from sale of loans	0	992		992	0	0		992

Capital expenditures for premises and equipment and other intangible assets	(287)	(1,087)		(1,374)	0	(13)		(1,387)

Proceeds from sale of premises and equipment and other intangible assets	0	3		3	0	0		3

Other, net	(8)	177		169	(5)	41		205

Net cash provided by/(used in) investing activities of continuing operations	52,717	10,846		63,563	(6,985)	5,493		62,071

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(188)	(30,139)		(30,327)	(60)	1,297		(29,090)

Increase/(decrease) in short-term borrowings	15,675	(12,416)		3,259	0	839		4,098

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(38,671)	(8,683)		(47,354)	0	700		(46,654)

Issuances of long-term debt	9,046	52,421		61,467	56	1,306		62,829

Repayments of long-term debt	(9,452)	(61,609)		(71,061)	(500)	(911)		(72,472)

Issuances of common shares	0	(13)		(13)	29	1		17

Sale of treasury shares	0	1,695		1,695	752	15,210		17,657

Repurchase of treasury shares	0	(2,150)		(2,150)	(2,531)	(14,338)		(19,019)

Dividends paid/capital repayments	(32)	(225)		(257)	(111)	(7)		(375)

Excess tax benefits on share based awards	0	181		181	0	(1)		180

Other, net	(640)	(2,988)		(3,628)	1,485	63		(2,080)

Net cash provided by/(used in) financing activities of continuing operations	(24,262)	(63,926)		(88,188)	(880)	4,159		(84,909)

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(64)	(1,091)		(1,155)	1,037	(1,036)		(1,154)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	(649)	(37,337)		(37,986)	(3)	(189)		(38,178)

Cash and due from banks at beginning of period	2,638	87,883		90,521	14	(500)		90,035

Cash and due from banks at end of period	1,989	50,546		52,535	11	(689)		51,857

1 Includes eliminations and consolidation adjustments.

in 2008	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	48,320	85,428		133,748	(8,816)	4,939		129,871

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	9,046	(8,839)		207	(1,038)	1,812		981

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(24,736)	37,021		12,285	0	350		12,635

Purchase of investment securities	0	(510)		(510)	0	(1,217)		(1,727)

Proceeds from sale of investment securities	0	55		55	0	0		55

Maturities of investment securities	0	2,365		2,365	0	303		2,668

Investments in subsidiaries and other investments	(1,569)	(2,259)		(3,828)	8,410	(8,441)		(3,859)

Proceeds from sale of other investments	1,448	1,067		2,515	1,576	(1,417)		2,674

(Increase)/decrease in loans	24	(10,465)		(10,441)	(23)	3,543		(6,921)

Proceeds from sale of loans	0	596		596	0	0		596

Capital expenditures for premises and equipment and other intangible assets	(327)	(1,073)		(1,400)	0	(73)		(1,473)

Proceeds from sale of premises and equipment and other intangible assets	1	3		4	0	37		41

Other, net	67	74		141	10	4		155

Net cash provided by/(used in) investing activities of continuing operations	(16,046)	18,035		1,989	8,935	(5,099)		5,825

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	279	(57,860)		(57,581)	(98)	2,391		(55,288)

Increase/(decrease) in short-term borrowings	(15,949)	8,385		(7,564)	0	(3,843)		(11,407)

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,764)	(31,211)		(40,975)	0	(505)		(41,480)

Issuances of long-term debt	1,366	105,056		106,422	0	1,216		107,638

Repayments of long-term debt	(10,292)	(75,204)		(85,496)	1	(1,072)		(86,567)

Issuance of trust preferred securities	0	111		111	0	(113)		(2)

Issuances of common shares	0	2,958		2,958	2,581	(2,992)		2,547

Sale of treasury shares	0	1,040		1,040	764	24,760		26,564

Repurchase of treasury shares	0	(1,021)		(1,021)	(1,472)	(22,539)		(25,032)

Dividends paid/capital repayments	0	(3,002)		(3,002)	(2,769)	2,825		(2,946)

Other, net	1,798	3,824		5,622	(151)	(1,528)		3,943

Net cash provided by/(used in) financing activities of continuing operations	(32,562)	(46,924)		(79,486)	(1,144)	(1,400)		(82,030)

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(192)	(1,824)		(2,016)	1,032	(1,088)		(2,072)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by /(used in) operating activities of discontinued operations	0	(18)		(18)	0	0		(18)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	(480)	54,697		54,217	7	(2,648)		51,576

Cash and due from banks at beginning of period	3,118	33,186		36,304	7	2,148		38,459

Cash and due from banks at end of period	2,638	87,883		90,521	14	(500)		90,035

1 Includes eliminations and consolidation adjustments.

Credit Suisse Group parent company	12 Months Ended
Dec. 31, 2010
Credit Suisse Group parent company
Credit Suisse Group parent company
40 Credit Suisse Group parent company
For the condensed Credit Suisse Group parent company financial information, refer to Note 39 – Subsidiary guarantee information.

Significant valuation and income recognition differences between US GAAP and Swiss GAAP (true and fair view)	12 Months Ended
Dec. 31, 2010
Significant valuation and income recognition differences between US GAAP and Swiss GAAP (true and fair view)
Significant valuation and income recognition differences between US GAAP and Swiss GAAP (true and fair view)
41 Significant valuation and income recognition differences between US GAAP and Swiss GAAP (true and fair view)
The Group’s consolidated financial statements have been prepared in accordance with US GAAP. For a detailed description of the Group’s accounting policies, refer to Note 1 – Summary of significant accounting policies.

FINMA requires Swiss-domiciled banks which present their financial statements under either US GAAP or International Financial Reporting Standards (IFRS) to provide a narrative explanation of the major differences between Swiss GAAP and its primary accounting standard.

The principal provisions of the Banking Ordinance and the FINMA Circular 2008/2, “Accounting – banks”, governing financial reporting for banks (Swiss GAAP) differ in certain aspects from US GAAP. The following are the major differences:

Scope of consolidation
Under US GAAP, the Group is not consolidating certain entities that issue redeemable preferred securities. Under Swiss GAAP, these entities would continue to be consolidated as the Group holds 100% of the voting rights.

Under Swiss GAAP, majority-owned subsidiaries that are not considered long-term investments or do not operate in the core business of the Group are either accounted for as financial investments or as equity method investments. US GAAP has no such exception relating to the consolidation of majority-owned subsidiaries.

Discontinued operations
Under US GAAP, the assets and liabilities of an entity held-for-sale are separated from the ordinary balance sheet captions into a separate discontinued operations item and are measured at the lower of the carrying value or fair value less cost to sell. Under Swiss GAAP, these positions remain in their initial balance sheet captions until disposed of and are valued according to the respective captions.

Fair value option
Unlike US GAAP, Swiss GAAP does generally not allow the fair value option concept that creates an optional alternative measurement treatment for certain non-trading financial assets and liabilities, guarantees and commitments. The fair value option permits the use of fair value for initial and subsequent measurement with changes in fair value recorded in the consolidated statements of operations.

For issued structured products that include own debt and meet certain other requirements, FINMA has issued a new accounting interpretation in December 2010 which allows recording these instruments at fair value on a case-by-case basis. The related changes in fair value of both the embedded derivative and the host contract are recorded in trading revenues, except for fair value adjustments relating to own credit that cannot be recognized in the statements of income.

Other issued structured products which are not in the scope of the new interpretation or for which fair value accounting is not elected under Swiss GAAP, but for which the fair value option is elected under US GAAP, continue to be bifurcated for Swiss GAAP purposes, which means that the embedded derivative is carried at fair value and the host contract is accounted for on an accrual basis.

Real estate held for investment
Under US GAAP, real estate held for investment is valued at cost less accumulated depreciation and any impairment.
Under Swiss GAAP, real estate held for investment that the Group intends to hold permanently is also valued at cost less accumulated depreciation, however, if the Group does not intend to hold it permanently, real estate is carried at LOCOM.

Investments in securities
Available-for-sale securities
Under US GAAP, available-for-sale securities are valued at fair value. Unrealized gains and losses due to fluctuations in fair value (including foreign exchange) are not recorded in the consolidated statements of operations but included net of tax in AOCI, which is part of total shareholders’ equity. Declines in fair value below cost deemed to be other-than-temporary are recognized as impairments in the consolidated statements of operations, except for amounts relating to factors other than credit loss on debt securities with no intent or requirement to sell that continue to be included in AOCI. The new cost basis will not be changed for subsequent recoveries in fair value.

Under Swiss GAAP, available-for-sale securities are accounted for at LOCOM, with valuation reductions and recoveries due to market fluctuations, recorded in other ordinary expenses and income, respectively. Foreign exchange gains and losses are recognized in net trading income/(loss).

Under US GAAP, non-marketable equity securities are valued at cost less other-than-temporary impairment or at fair value (depending on the status of reporting entity), whereas under Swiss GAAP, non-marketable equity securities are carried at LOCOM.

Impairments on held-to-maturity securities
Under US GAAP, declines in fair value of held-to-maturity securities below cost deemed to be other-than-temporary are recognized as impairments in the consolidated statements of operations except for amounts relating to factors other than credit loss on debt securities held with no intent or requirement to sell that are included in AOCI. The impairment cannot be reversed in future periods.

Under Swiss GAAP, all impairments are recognized in the consolidated statements of operations. Impairments recognized on held-to-maturity securities are reversed up to the amortized cost if the fair value of the instrument subsequently recovers. A reversal is recorded in the consolidated statements of operations.

Trading positions
Under both US GAAP and Swiss GAAP, positions classified as trading assets or liabilities are valued at fair value. Under US GAAP, this classification is based on management’s intent concerning the specific instrument, whereas under Swiss GAAP, the prevailing criteria is the active management of the specific instrument in the context of a documented trading strategy.

Security collateral received in securities lending transactions
Under US GAAP, security collateral received in securities lending transactions are recorded as assets and a corresponding liability to return the collateral is recognized. Under Swiss GAAP, security collateral received and the obligation to return collateral in securities lending transactions are not recognized on the balance sheet.

Derivatives used for cash flow hedges
Under US GAAP, the effective portion of a cash flow hedge is reported in AOCI. Under Swiss GAAP, the effective portion of a cash flow hedge is recorded in the compensation account in other assets or other liabilities.

Bifurcation of precious metal loans
Under US GAAP, precious metal loans and deposits are considered hybrid instruments. US GAAP permits such instruments to be carried at fair value with changes recorded in the consolidated statements of operations. Alternatively, under US GAAP, as precious metals are considered a commodity, which is not clearly and closely related to a loan or deposit host contract, the embedded derivative may be bifurcated and carried at fair value with the host instrument carried on an accrual basis.

Under Swiss GAAP, precious metal loans and deposits are not considered hybrid instruments. Precious metals are rather considered a currency and, accordingly, revalued using the period-end spot rate.
Goodwill and intangible assets
Goodwill amortization
Under US GAAP, goodwill is not amortized but must be tested for impairment annually, or more frequently, if an event or change in circumstances indicates that the goodwill may be impaired.
Under Swiss GAAP, goodwill is amortized over its useful life, generally not exceeding five years, except for justified cases where a maximum useful life of up to 20 years is acceptable. In addition, goodwill is tested for impairment.

Intangible assets with indefinite lives
Under US GAAP, intangible assets with indefinite lives are not amortized but are tested for impairment annually, or more frequently, if an event or change in circumstances indicates that the asset may be impaired.

Under Swiss GAAP, intangibles assets with indefinite lives are amortized over a useful life, up to a maximum of five years. In addition, these assets are tested for impairment.
Pensions and post-retirements benefits
Under US GAAP, the liability and related pension expense is determined based on the projected unit credit actuarial calculation of the benefit obligation. Under Swiss GAAP, the liability and related pension expense is primarily determined based on the pension plan valuation in accordance with Swiss GAAP FER 26. A pension asset is recorded if a statutory overfunding of a pension plan leads to a future economic benefit, and a pension liability is recorded if a statutory underfunding of a pension plan leads to a future economic obligation. Pension expenses include the required contributions defined by Swiss law, any additional contribution mandated by the pension fund trustees and any change in value of the pension asset or liability between two measurement dates as determined on the basis of the annual year-end pension plan valuation.

Reserves for general banking risks
US GAAP does not allow general unallocated provisions. Under Swiss GAAP, reserves for general banking risks are recorded as a separate component of total equity.
Other non-trading assets measured at fair value
Under US GAAP, all of our mortgage servicing rights and most of our life settlement contracts are valued at fair value, with changes in value reported in the consolidated statements of operations. Under Swiss GAAP, mortgage servicing rights and life settlement contracts are carried at LOCOM.

Extraordinary income and expenses
Unlike US GAAP, Swiss GAAP does report certain expenses or revenues as extraordinary. Extraordinary income and expenses are reported net of tax.
Loan commitments
Under US GAAP, the Group includes unused credit facilities that can be revoked at its sole discretion upon notice to the client in loan commitments. Under Swiss GAAP, credit facilities that can be revoked at the Group’s sole discretion are only disclosed if the notice period exceeds six weeks.

Risk assessment	12 Months Ended
Dec. 31, 2010
Risk assessment
Risk assessment
42 Risk assessment
In accordance with the Swiss Code of Obligations the following disclosure provides information regarding the risk assessment process, which was in place for the reporting period and followed by the Board of Directors (Board).

The primary objectives of risk management are to protect the financial strength and reputation of the Group, while ensuring that capital is well deployed to support business activities and grow shareholder value. The risk management organization reflects the specific nature of the various risks in order to ensure that risks are managed within set limits in a transparent and timely manner.

The Board is responsible for the strategic direction, supervision and control of the Group and for defining our overall tolerance for risk. The Board has delegated certain responsibilities regarding risk management and oversight to the Risk Committee, the Audit Committee and to the Executive Board.

The Board’s Risk Committee is responsible for assisting the Board in fulfilling their oversight responsibilities by providing guidance regarding risk governance and the development of the risk profile and capital structure, including the regular assessment and review of major risk exposures and the approval of risk limits. The Audit Committee, in addition to other responsibilities, reviews management’s report on internal control over financial reporting (SOX 404), the annual report on the internal control system (ICS) and the annual compliance report.

Within the Executive Board of the Group, the Chief Risk Officer (CRO) is responsible for providing risk management oversight and for establishing an organizational basis to manage and report on all risk management matters. The Capital Allocation and Risk Management Committee (CARMC), the Risk Processes and Standards Committee and the Reputation Risk and Sustainability Committee have been established to assist the Executive Board, and certain responsibilities regarding risk management and oversight have been delegated to these committees. The CARMC is comprised of at least five members of the Executive Board and senior management appointed by the Chief Executive Officer and operates in the position risk cycle for setting position risk standards and monitoring related limits, the finance and capital cycle for asset/liability management, funding, liquidity and capital matters, and the ICS cycle for operational risks, legal and compliance issues and internal control matters. The CARMC may delegate its authority to set and approve certain limits for position risk, funding, liquidity and capital to the CRO or divisional risk management committees. The divisional risk management committees regularly review and discuss division-specific market and credit risk matters, operational risks, legal and compliance issues and internal control matters.

During the reporting period, the Board received the quarterly risk reports from the CRO and the annual ICS and compliance reports from the office of the General Counsel, which formed the basis of the Board’s risk reviews. Additional risk information was provided at each meeting of the Board’s Risk Committee and at most Board meetings. The Board, assisted by its Risk and Audit Committees, performed a systematic risk assessment in accordance with established policies and procedures.

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2010
Summary of significant accounting policies
Principles of consolidation
Principles of consolidation
The consolidated financial statements include the financial statements of the Group and its subsidiaries. The Group’s subsidiaries are entities in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control. The Group consolidates limited partnerships in cases where it is the general partner or is a limited partner with substantive rights to kick out the general partner or dissolve the partnership and participate in significant decisions made in the ordinary course of business. The Group also consolidates VIEs where the Group is the primary beneficiary in accordance with Accounting Standards Codification (ASC) Topic 810 – Consolidation. The effects of material intercompany transactions and balances have been eliminated.

Where a Group subsidiary is a separate legal entity and determined to be an investment company as defined by ASC Topic 946 – Financial Services – Investment Companies, interests in other entities held by this Group subsidiary are not consolidated and are carried at fair value.

Group entities that qualify as broker-dealer entities as defined by ASC Topic 940 – Financial Services – Broker and Dealers do not consolidate investments in voting interest entities that would otherwise qualify for consolidation when the investment is held on a temporary basis for trading purposes. In addition, subsidiaries that are strategic components of a broker-dealers’ operations are consolidated regardless of holding intent.

Foreign currency translation
Foreign currency translation
Transactions denominated in currencies other than the functional currency of the related entity are recorded by remeasuring them in the functional currency of the related entity using the foreign exchange rate on the date of the transaction. As of the dates of the consolidated balance sheets, monetary assets and liabilities, such as receivables and payables, are reported using the year-end spot foreign exchange rates. Foreign exchange rate differences are recorded in the consolidated statements of operations. Non-monetary assets and liabilities are recorded using the historic exchange rate.

For the purpose of consolidation, the assets and liabilities of Group companies with functional currencies other than CHF are translated into CHF equivalents using year-end spot foreign exchange rates, whereas revenues and expenses are translated using the weighted average foreign exchange rate for the year. Translation adjustments arising from consolidation are included in accumulated other comprehensive income/(loss) (AOCI) within total shareholders’ equity.

Fair value measurement and option
Fair value measurement and option
The Group adopted the guidance on fair value measurements and fair value option on January 1, 2007. The fair value measurement guidance establishes a single authoritative definition of fair value and sets out a framework for measuring fair value. The fair value option creates an alternative measurement treatment for certain financial assets and financial liabilities. The fair value option can be elected at initial acquisition of the eligible item or at the date when the Group enters into an agreement which gives rise to an eligible item (e.g. a firm commitment or a written loan commitment). If not elected at initial recognition, the fair value option can be applied to an item upon certain triggering events that give rise to a new basis of accounting for that item. The application of the fair value option to a financial asset or a financial liability does not change its classification on the face of the balance sheet and the election is irrevocable. Changes in fair value resulting from the election are recorded in trading revenues.

Cash and due from banks
Cash and due from banks
Cash and due from banks consists of currency on hand, demand deposits with banks or other financial institutions and cash equivalents. Cash equivalents are defined as short-term, highly liquid instruments with original maturities of three months or less, which are held for cash management purposes.

Reverse repurchase and repurchase agreements
Reverse repurchase and repurchase agreements
Purchases of securities under resale agreements (reverse repurchase agreements) and securities sold under agreements to repurchase substantially identical securities (repurchase agreements) normally do not constitute economic sales and are therefore treated as collateralized financing transactions and are carried in the consolidated balance sheet at the amount of cash disbursed or received, respectively. Reverse repurchase agreements are recorded as collateralized assets while repurchase agreements are recorded as liabilities, with the underlying securities sold continuing to be recognized in trading assets or investment securities. The fair value of securities to be repurchased and resold is monitored on a daily basis, and additional collateral is obtained as needed to protect against credit exposure.

Assets and liabilities recorded under these agreements are accounted for on one of two bases, the accrual basis or the fair value basis. Under the accrual basis, interest earned on reverse repurchase agreements and interest incurred on repurchase agreements are reported in interest and dividend income and interest expense, respectively. The fair value basis of accounting may be elected pursuant to ASC Topic 825 – Financial Instruments, and any resulting change in fair value, including interest earned or owed, is reported in trading revenues. The Group has elected the fair value basis of accounting on some of its agreements.

Reverse repurchase and repurchase agreements are netted if they are with the same counterparty, have the same maturity date, settle through the same clearing institution and are subject to the same master netting agreement.

Securities lending and borrowing transactions
Securities lending and borrowing transactions
Securities borrowed and securities loaned that are cash-collateralized are included in the consolidated balance sheets at amounts equal to the cash advanced or received. If securities received in a securities lending and borrowing transaction as collateral may be sold or repledged, they are recorded as securities received as collateral in the consolidated balance sheet and a corresponding liability to return the security is recorded. Securities lending transactions against non-cash collateral in which the Group has the right to resell or repledge the collateral received are recorded at the fair value of the collateral initially received. For securities lending transactions, the Group receives cash or securities collateral in an amount generally in excess of the market value of securities lent. The Group monitors the fair value of securities borrowed and loaned on a daily basis with additional collateral obtained as necessary.

Fees and interest received or paid are recorded in interest and dividend income and interest expense, respectively, on an accrual basis. In the case where the fair value basis of accounting is elected, any resulting change in fair value, including interest earned or owed, is reported in trading revenues.

Transfers of financial assets
Transfers of financial assets
The Group transfers various financial assets, which may result in the sale of these assets to special purpose entities (SPEs), which in turn issue securities to investors. The Group values its beneficial interests at fair value using quoted market prices, if such positions are traded on an active exchange or financial models that incorporate observable and unobservable inputs. For further information on the Group’s transfer activities, refer to Note 32 – Transfers of financial assets and variable interest entities.

Trading assets and liabilities
Trading assets and liabilities
Trading assets and liabilities include debt and equity securities, derivative instruments, certain loans held in broker-dealer entities, commodities and precious metals. Items included in the trading portfolio are carried at fair value and classified as held for trading purposes based on management’s intent. Regular-way security transactions are recorded on a trade-date basis. Unrealized and realized gains and losses on trading positions are recorded in trading revenues.

Derivatives
Freestanding derivative contracts are carried at fair value in the consolidated balance sheets regardless of whether these instruments are held for trading or risk management purposes. Commitments to originate mortgage loans that will be held for sale are considered derivatives for accounting purposes. When derivative features embedded in certain contracts that meet the definition of a derivative are not considered clearly and closely related to the host contract, either the embedded feature is accounted for separately at fair value or the entire contract, including the embedded feature, is accounted for at fair value. In both cases, changes in fair value are recorded in the consolidated statements of operations. If separated for measurement purposes, the derivative is recorded in the same line item in the consolidated balance sheets as the host contract.

Derivatives classified as trading assets and liabilities include those held for trading purposes and those used for risk management purposes that do not qualify for hedge accounting. Derivatives held for trading purposes arise from proprietary trading activity and from customer-based activity. Realized gains and losses, changes in unrealized gains and losses and interest flows are included in trading revenues. Derivative contracts designated and qualifying as fair value hedges, cash flow hedges or net investment hedges are reported as other assets or other liabilities.

Fair values recorded for derivative instruments do not indicate future gains or losses, but rather the unrealized gains and losses from valuing all derivatives at a particular point in time. The fair value of exchange-traded derivatives is typically derived from observable market prices and/or observable market parameters. Fair values for over-the-counter (OTC) derivatives are determined on the basis of proprietary models using various input parameters. Derivative contracts are recorded on a net basis per counterparty, where an enforceable master netting agreement exists. Where no such agreement exists, fair values are recorded on a gross basis.

Where hedge accounting is applied, the Group formally documents all relationships between hedging instruments and hedged items, including the risk management objectives and strategy for undertaking hedge transactions. At inception of a hedge and on an ongoing basis, the hedge relationship is formally assessed to determine whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items attributable to the hedged risk. The Group discontinues hedge accounting prospectively in the following circumstances:

(i) the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item (including forecasted transactions);
(ii) the derivative expires or is sold, terminated or exercised;
(iii) the derivative is no longer designated as a hedging instrument because it is unlikely that the forecasted transaction will occur; or
(iv) the designation of the derivative as a hedging instrument is otherwise no longer appropriate.
For derivatives that are designated and qualify as fair value hedges, the carrying value of the underlying hedged items is adjusted to fair value for the risk being hedged. Changes in the fair value of these derivatives are recorded in the same line item of the consolidated statements of operations as the change in fair value of the risk being hedged for the hedged assets or liabilities to the extent the hedge is effective. The change in fair value representing hedge ineffectiveness is recorded separately in trading revenues.

When the Group discontinues fair value hedge accounting because it determines that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value attributable to the hedged risk. Interest-related fair value adjustments made to the underlying hedged items will be amortized to the consolidated statements of operations over the remaining life of the hedged item. Any unamortized interest-related fair value adjustment is recorded in the consolidated statements of operations upon sale or extinguishment of the hedged asset or liability, respectively. Any other fair value hedge adjustments remain part of the carrying amount of the hedged asset or liability and are recognized in the consolidated statements of operations upon disposition of the hedged item as part of the gain or loss on disposition.

For hedges of the variability of cash flows from forecasted transactions and floating rate assets or liabilities, the effective portion of the change in the fair value of a designated derivative is recorded in AOCI. These amounts are reclassified into the line item in the consolidated statements of operations in which the hedged item is recorded when the variable cash flow from the hedged item impacts earnings (for example, when periodic settlements on a variable rate asset or liability are recorded in the consolidated statements of operations or when the hedged item is disposed of). The change in fair value representing hedge ineffectiveness is recorded separately in trading revenues.

When hedge accounting is discontinued on a cash flow hedge, the net gain or loss will remain in AOCI and be reclassified into the consolidated statements of operations in the same period or periods during which the formerly hedged transaction is reported in the consolidated statements of operations. When the Group discontinues hedge accounting because it is probable that a forecasted transaction will not occur within the specified date or period plus two months, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and gains and losses that were previously recorded in AOCI will be recognized immediately in the consolidated statements of operations.

For hedges of a net investment in a foreign operation, the change in the fair value of the hedging derivative is recorded in AOCI to the extent the hedge is effective. The change in fair value representing hedge ineffectiveness is recorded in trading revenues. The Group uses the forward method of determining effectiveness for net investment hedges, which results in the time value portion of a foreign currency forward being reported in AOCI to the extent the hedge is effective.

lnvestment securities
Investment securities
Investment securities include debt securities classified as held-to-maturity and debt and marketable equity securities classified as available-for-sale. Regular-way security transactions are recorded on a trade-date basis.

Debt securities where the Group has the positive intent and ability to hold such securities to maturity are classified as such and are carried at amortized cost, net of any unamortized premium or discount.

Debt and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses, which represent the difference between fair value and amortized cost, are recorded in AOCI. Amounts reported in AOCI are net of income taxes.

Amortization of premiums or discounts is recorded in interest and dividend income using the effective yield method through the maturity date of the security.
Recognition of an impairment on debt securities is recorded in the consolidated statements of operations if a decline in fair value below amortized cost is considered other-than-temporary, that is, amounts due according to the contractual terms of the security are not considered collectible, typically due to deterioration in the creditworthiness of the issuer. No impairment is recorded in connection with declines resulting from changes in interest rates to the extent the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Recognition of an impairment on equity securities is recorded in the consolidated statements of operations if a decline in fair value below the cost basis of an investment is considered other-than-temporary. The Group generally considers unrealized losses on equity securities to be other-than-temporary if the fair value has been below cost for more than six months or by more than 20%.

Recognition of an impairment for debt or equity securities establishes a new cost basis, which is not adjusted for subsequent recoveries.
Unrealized losses on available-for-sale securities are recognized in the consolidated statements of operations when a decision has been taken to sell a security.

Other investments
Other investments
Other investments include equity method investments and non-marketable equity securities such as private equity, hedge funds, and restricted stock investments, certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee, and real estate held for investment.

Equity method investments are investments where the Group has the ability to significantly influence the operating and financial policies of an investee. Significant influence is typically characterized by ownership of 20% to 50% of the voting stock or in-substance common stock of a corporation or 5% or more of limited partnership interests. Equity method investments are accounted for according to the equity method of accounting or the fair value option. Under the equity method of accounting, the Group’s share of the profit or loss, as well as any impairment on the investee, if applicable, are reported in other revenues. Under the fair value option, changes in fair value are reported in other revenues. The Group has elected the fair value basis of accounting on some of its equity method investments.

The Group’s other non-marketable equity securities are carried at cost less other-than-temporary impairment or at fair value if elected under the fair value option. Non-marketable equity securities held by the Group’s subsidiaries that are determined to be investment companies as defined by ASC Topic 946 – Financial Services – Investment Companies are carried at fair value, with changes in fair value recorded in other revenues.

Equity method investments and non-marketable equity securities held by broker-dealer entities as defined by ASC Topic 940 – Financial Services – Broker and Dealers are measured at fair value and reported in trading assets when the intent of the broker-dealer entity is to hold the asset temporarily for trading purposes. Changes in fair value are reported in trading revenues.

Real estate held for investment purposes is carried at cost less accumulated depreciation and is depreciated over its estimated useful life, generally 40 to 67 years. Land is carried at historical cost and is not depreciated.

In connection with the life finance business, the Group invests in single premium immediate annuities (SPIA), which are carried at fair value with the related fair value changes reported in trading revenues. The life finance business also invests in life settlement contracts.

Loans
Loans
Loans held-to-maturity
Loans which the Group intends to hold until maturity are carried at outstanding principal balances plus accrued interest, net of the following items: unamortized premiums, discounts on purchased loans, deferred loan origination fees and direct loan origination costs on originated loans. Interest income is accrued on the unpaid principal balance and net deferred premiums/discounts and fees/costs are amortized as an adjustment to the loan yield over the term of the related loans.

Loans are divided in two portfolio segments “consumer loans” and “corporate and institutional loans”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate and institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions and governments and public institutions. For further information, refer to Note 18 – Loans, allowance for loan losses and credit quality.

In accordance with Group policies, impaired loans include non-performing loans, non-interest-earning loans, restructured loans and potential problem loans.
Allowance for loan losses on loans held-to-maturity
The allowance for loan losses is comprised of two components: probable credit losses inherent in the portfolio and those losses specifically identified. Changes in the allowance for loan losses are recorded in the consolidated statements of operations in provision for credit losses and in interest income (for provisions on past due interest).

Many factors can affect the Group’s estimate of the allowance for loan losses, including volatility of default probabilities, rating migrations and estimated loss severity. The component of the allowance representing probable losses inherent in the portfolio is for loans not specifically identified as impaired which, on a portfolio basis, are considered to contain probable inherent loss. The estimate of this component of the allowance for the consumer loans portfolio involves applying historical loss experience, adjusted to reflect current market conditions, to homogenous loans based on risk rating and product type. To estimate this component of the allowance for the corporate and institutional loans portfolio, the Group segregates loans by risk, industry or country rating. Excluded from this estimate process are consumer and corporate and institutional loans that have been specifically identified as impaired or are held at fair value. For lending-related commitments, a provision for losses is estimated based on historical loss and recovery experience and recorded in other liabilities. Changes in the estimate of losses for lending-related commitments are recorded in the consolidated statements of operations in provision for credit losses.

The estimate of the component of the allowance for specifically identified credit losses on impaired loans is based on a regular and detailed analysis of each loan in the portfolio considering collateral and counterparty risk. The Group considers a loan impaired when, based on current information and events, it is probable that the Group will be unable to collect the amounts due according to the contractual terms of the loan agreement. For certain non-collateral dependent impaired loans, an impairment is measured using the present value of estimated future cash flows. For collateral dependent impaired loans, an impairment is measured using the fair value of the collateral.

A loan is classified as non-performing no later than when the contractual payments of principal and/or interest are more than 90 days past due except for subprime residential loans which are classified as non-performing no later than when the contractual payments of principal and/or interest are more than 120 days past due. Substantially all of our subprime residential mortgage loans are held for securitization. The additional 30 days ensure that these loans are not incorrectly assessed as non-performing during the time when servicing of them typically is being transferred. However, management may determine that a loan should be classified as non-performing notwithstanding that contractual payments of principal and/or interest are less than 90 days past due or, in the case of subprime residential loans, 120 days past due. For non-performing loans, a provision is recorded in the amount of the accrual for any accrued but unpaid interest at the date the loan is classified as non-performing, resulting in a charge to the consolidated statements of operations. In addition, the Group continues to add accrued interest receivable to the loans balance for collection purposes; however, a provision is recorded resulting in no interest income recognition. On a regular basis thereafter, the outstanding principal balance is evaluated for collectibility and a provision is established, as necessary.

A loan can be further downgraded to non-interest-earning when the collection of interest is considered so doubtful that further accrual of interest is deemed inappropriate. At that time, and on a quarterly or more frequent basis thereafter depending on various risk factors, the outstanding principal balance, net of provisions previously recorded, is evaluated for collectibility and additional provisions are established as required. Write-off of a loan occurs when it is considered certain that there is no possibility of recovering the outstanding principal. Recoveries of loans previously written off are recorded based on the cash or estimated fair value of other amounts received.

Loans that are not already classified as non-performing or non-interest-earning but were modified in a troubled debt restructuring are reported as restructured loans. Generally, a restructured loan would have been considered impaired and an associated allowance for loan losses established prior to the restructuring. Loans that have been restructured in a troubled debt restructuring and are performing according to the new terms continue to accrue interest.

Potential problem loans are impaired loans not already classified as non-performing, non-interest earning or restructured loans where contractual payments have been received according to schedule, but where doubt exists as to the collection of future contractual payments. Potential problem loans are evaluated for impairment on an individual basis and an allowance for loan losses is established as necessary. Potential problem loans continue to accrue interest.

The amortization of net loan fees or costs on impaired loans is generally discontinued during the periods in which matured and unpaid interest or principal is outstanding. On settlement of a loan, if the loan balance is not collected in full, an allowance is established for the uncollected amount, if necessary, and the loan is then written off, net of any deferred loan fees and costs.

Interest collected on non-performing loans and non-interest-earning loans is accounted for using the cash basis or the cost recovery method or a combination of both, as appropriate.
Generally, a non-performing loan may be restored to performing status only when delinquent principal and interest are brought up to date in accordance with the terms of the loan agreement and when certain performance criteria are met.

Lease financing transactions where the Group is the lessor are classified as loans. Unearned income is amortized to interest and dividend income over the lease term using the effective interest method.

Loans held-for-sale
Loans, which the Group has the intent to sell in the foreseeable future, are considered held-for-sale and are carried at the lower of amortized cost or market value determined on either an individual method basis, or in the aggregate for pools of similar loans if sold or securitized as a pool. Loans held-for-sale are included in other assets. Gains and losses on loans held-for-sale are recorded in other revenues.

Purchased impaired loans
Purchased loans for which it is probable at acquisition that all contractually required payments will not be received are recorded at their net purchase price and no allowances are carried over. The excess of the estimated cash flows to be collected over the amount paid is accreted into interest income over the estimated recovery period when reasonable estimates can be made about the timing and amount of recovery. The Group does not consider such loans to be impaired at the time of acquisition. Such loans are deemed impaired only if the Group’s estimate of cash to be received decreases below the estimate at the time of acquisition. Increases in the estimated expected recovery is recorded as a reversal of allowances, if any, and then recognized as an adjustment of the effective yield of the loan.

Loans held at fair value under the fair value option
Loans and loan commitments for which the fair value option is elected are reported at fair value with changes in fair value reported in trading revenues. The application of the fair value option does not change the loan’s classification. Loan commitments carried at fair value are recorded in other assets or other liabilities, respectively.

Premises and equipment
Premises and equipment
Premises are carried at cost less accumulated depreciation and are depreciated over their estimated useful lives, generally 40 to 67 years. Land is carried at historical cost and is not depreciated. Alterations and improvements to rented premises are depreciated over the shorter of the lease term or estimated useful life. Other tangible fixed assets such as computers, machinery, furnishings, vehicles and other equipment are depreciated using the straight-line method over their estimated useful lives, generally three to five years.

The Group capitalizes costs relating to the acquisition, installation and development of software with a measurable economic benefit, but only if such costs are identifiable and can be reliably measured. The Group depreciates capitalized software costs on a straight-line basis over the estimated useful life of the software, generally not exceeding three years, taking into consideration the effects of obsolescence, technology, competition and other economic factors.

The Group reflects finance leasing activities for which it is the lessee by recording an asset in premises and equipment and a corresponding liability in other liabilities at an amount equal to the smaller of the present value of the minimum lease payments or fair value, and the leased asset is depreciated over the shorter of the asset’s estimated useful life or the lease term.

Goodwill and other intangible assets
Goodwill and other intangible assets
Goodwill arises on the acquisition of subsidiaries and equity method investments. It is measured as the excess of the fair value of the consideration transferred, the fair value of any noncontrolling interest in the acquiree and the fair value of any previously held equity interest in the acquired subsidiary, over the net of the acquisition-date fair values of the identifiable assets acquired and the liabilities assumed. Goodwill is not amortized, rather it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Goodwill is allocated to the Group’s reporting units for the purposes of the impairment test.

Other intangible assets may be acquired individually or as part of a group of assets assumed in a business combination. Other intangible assets include but are not limited to: patents, licenses, copyrights, trademarks, branch networks, mortgage servicing rights, customer base and deposit relationships. Acquired intangible assets are initially measured at the amount of cash disbursed or the fair value of other assets distributed. Other intangible assets that have a finite useful life are amortized over that period. Other intangible assets acquired after January 1, 2002, that are determined to have an indefinite useful life, are not amortized. Mortgage servicing rights are included in non-amortizing other intangible assets and are carried at fair value, with changes in fair value recognized through earnings in the period in which they occur. Mortgage servicing rights represent the right to perform specified mortgage servicing activities on behalf of third parties. Mortgage servicing rights are either purchased from third parties or retained upon sale of acquired or originated loans.

Recognition of an impairment on tangible fixed assets and other intangible assets
Recognition of an impairment on tangible fixed assets and other intangible assets
The Group evaluates premises and equipment and other intangible assets for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the asset is considered not to be recoverable, an impairment is recorded in general and administrative expenses to the extent the fair value of the asset is less than its carrying amount. Recognition of an impairment on such assets establishes a new cost base, which is not adjusted for subsequent recoveries in value.

Income taxes
Income taxes
Deferred tax assets and liabilities are recorded for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities at the dates of the consolidated balance sheets and their respective tax bases. Deferred tax assets and liabilities are computed using currently enacted tax rates and are recorded in other assets and other liabilities, respectively. Income tax expense or benefit is recorded in income tax expense/(benefit), except to the extent the change relates to transactions recorded directly in total shareholders’ equity. Deferred tax assets are reduced by a valuation allowance, if necessary, to the amount that management believes will more likely than not be realized. Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates in the period in which changes are approved by the relevant authority. Deferred tax assets and liabilities are presented on a net basis for the same tax-paying component within the same tax jurisdiction.

The Group follows the guidance in ASC Topic 740 – Income Taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. The Group determines whether it is more likely than not that an income tax position will be sustained upon examination based on the technical merits of the position. Sustainable income tax positions are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each such sustainable income tax position is measured at the largest amount of benefit that is more likely than not to be realized upon ultimate settlement.

Life settlement contracts
Life settlement contracts
Life settlement contracts are initially recognized at the transaction price and subsequently carried at fair value unless the Group elects to apply the investment method. The contracts that are not accounted for under the investment method are carried at fair value and are recorded in trading assets.

Under the investment method, the contracts are initially recognized at the transaction price plus any directly related external costs and are recorded in other investments. Subsequently, all continuing premium payments made are capitalized unless the aggregated carrying value exceeds fair value in which case an impairment allowance is established so that the carrying value does not exceed fair value.

Brokerage receivables and brokerage payables
Brokerage receivables and brokerage payables
The Group recognizes receivables and payables from transactions in financial instruments purchased from and sold to customers, banks, and broker-dealers. The Group is exposed to risk of loss resulting from the inability of counterparties to pay for or deliver financial instruments purchased or sold, in which case the Group would have to sell or purchase, respectively, these financial instruments at prevailing market prices. To the extent an exchange or clearing organization acts as counterparty to a transaction, credit risk is generally considered to be limited. The Group establishes credit limits for each customer and requires them to maintain margin collateral in compliance with applicable regulatory and internal guidelines. In order to conduct trades with an exchange or a third-party bank, the Group is required to maintain a margin. This is usually in the form of cash and deposited in a separate margin account with the exchange or broker. If available information indicates that it is probable that a brokerage receivable is impaired, an allowance is established. Write-offs of brokerage receivables occur if the outstanding amounts are considered uncollectible.

Other assets - Derivatives used for hedging
Other assets
Derivative instruments used for hedging
Derivative instruments are carried at fair value. The fair values of derivative instruments held for hedging are included as other assets or other liabilities in the consolidated balance sheets. The accounting treatment used for changes in fair value of hedging derivatives depends on the designation of the derivative as either a fair value hedge, cash flow hedge or hedge of a net investment in a foreign operation. Changes in fair value representing hedge ineffectiveness are reported in trading revenues.

Long-term debt
Long-term debt
Total long-term debt is comprised of debt issuances which do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign currency denominated fixed and variable rate bonds.

The Group actively manages the interest rate risk on vanilla debt through the use of derivative contracts, primarily interest rate and currency swaps, in particular, fixed rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value this fixed rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008 and instead applies hedge accounting per the guidance of ASC Topic 815 – Derivatives and Hedging.

The Group’s long-term debt also includes various equity-linked and other indexed instruments with embedded derivative features, whose payments and redemption values are linked to commodities, stocks, indices, currencies or other assets. The Group elected to account for substantially all of these instruments at fair value. Changes in the fair value of these instruments are recognized as a component of trading revenues.

Other liabilities
Other liabilities
Guarantees
In cases where the Group acts as a guarantor, the Group recognizes in other liabilities, at the inception of a guarantee, a liability for the fair value of the obligations undertaken in issuing such a guarantee, including its ongoing obligation to perform over the term of the guarantee in the event that certain events or conditions occur.

Pensions and other post-retirement benefits
The Group uses the projected unit credit actuarial method to determine the present value of its projected benefit obligations (PBO) and the current and past service costs or credits related to its defined benefit and other postretirement benefit plans. The measurement date used to perform the actuarial valuation is December 31.

Certain key assumptions are used in performing the actuarial valuations. These assumptions must be made concerning the future events that will determine the amount and timing of the benefit payments and thus require significant judgment and estimates by Group management. Among others, assumptions have to be made with regard to discount rates, expected return on plan assets and salary increases.

The assumed discount rates reflect the rates at which the pension benefits could be effectively settled. These rates are determined based on yields of high-quality corporate bonds currently available and are expected to be available during the period to maturity of the pension benefits. In countries where no deep market in high-quality corporate bonds exists, the estimate is based on governmental bonds adjusted to include a risk premium reflecting the additional risk for corporate bonds.

The expected long-term rate of return on plan assets is determined on a plan-by-plan basis, taking into account asset allocation, historical rate of return, benchmark indices for similar type pension plan assets, long-term expectations of future returns and investment strategy.

Health care cost trend rates are determined by reviewing external data and the Group’s own historical trends for health care costs. Salary increases are determined by reviewing external data and considering internal projections.

The funded status of the Group’s defined benefit postretirement and pension plans are recognized in the consolidated balance sheets.
Actuarial gains and losses in excess of 10% of the greater of the PBO or the market value of plan assets and unrecognized prior service costs or credits are amortized to net periodic pension and other post-retirement cost on a straight-line basis over the average remaining service life of active employees expected to receive benefits.

The Group records pension expense for defined contribution plans when the employee renders service to the company, essentially coinciding with the cash contributions to the plans.

Share-based compensation
Share-based compensation
For all share-based awards granted to employees and existing awards modified on or after January 1, 2005, compensation expense is measured at grant date or modification date based on the fair value of the number of awards for which the requisite service is expected to be rendered and is recognized in the consolidated statements of operations over the required service period on a straight-line basis. For all outstanding unvested share-based awards as of January 1, 2005, compensation expense is measured based on the original grant date fair value of the award and is recognized over the remaining requisite service period of each award on a straight-line basis.

The Group uses the tax law ordering approach to determine the portion of the total tax expense that relates to windfall tax benefits that are to be recorded in additional paid-in capital. In addition, it elected to use the practical transition option in determining the amount of windfall tax benefits recorded in additional paid-in capital arising on awards that were fully vested prior to January 1, 2005.

Compensation expense for share-based awards with only a service condition that affects vesting and that are subject to graded vesting is recognized on a straight-line basis over the service period for the entire award. Further, recognition of compensation expense is accelerated to the date an employee becomes eligible for retirement. For awards granted to employees eligible for retirement prior to January 1, 2005, the Group’s policy is to record compensation expense over the requisite service period.

Certain share-based awards also contain a performance condition, where the number of shares the employee is to receive is dependant on the performance (e.g., net income or return on equity (ROE)) of the Group or a division of the Group. If the employee is also required to provide the service stipulated in the award terms, the amount of compensation expense attributed to the incremental additional units expected to be received at vesting due to this performance condition is estimated on the grant date and subsequent changes in this estimate are recorded in the consolidated statements of operations over the remaining service period.

When awards contain market conditions, where the number of shares the employee receives varies based on changes in the Group share price, the incremental amount of extra shares the employee is expected to receive due to the market condition is estimated on the grant date and the total compensation expense is not adjusted thereafter for changes in the Group share price.

Certain employees own non-substantive equity interests in the form of carried interests in private equity funds managed by the Group. Expenses recognized under these ownership interests are reflected in the consolidated statements of operations in compensation and benefits.

The Group has certain option plans outstanding, primarily related to 1999 and prior years, which include a cash settlement feature. For those plans, liability award accounting is applied until settlement of the awards.

Own shares, own bonds and financial instruments on own shares
Own shares, own bonds and financial instruments on own shares
The Group may buy and sell own shares, own bonds and financial instruments on own shares within its normal trading and market-making activities. In addition, the Group may hold its own shares to satisfy commitments arising from employee share-based compensation awards. Own shares are recorded at cost and reported as treasury shares, resulting in a reduction to total shareholders’ equity. Financial instruments on own shares are recorded as assets or liabilities or as equity when the criteria for equity classification are met. Dividends received by subsidiaries on own shares and unrealized and realized gains and losses on own shares classified in total shareholders’ equity are excluded from the consolidated statements of operations.

Net interest income
Net interest income
Interest income and interest expense arising from interest-bearing assets and liabilities other than those carried at fair value or the lower of cost or market (LOCOM) are accrued, and any related net deferred premiums, discounts, origination fees or costs are amortized as an adjustment to the yield over the life of the related asset and liability. Interest from debt securities and dividends on equity securities carried as trading assets and trading liabilities are recorded in interest and dividend income. For further information on interest on loans, refer to Loans.

Commissions and fees
Commissions and fees
Fee revenue is recognized when all of the following criteria have been met: persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable and collectibility is reasonably assured. Fee income can be divided into two broad categories: income earned from services that are provided over a certain period of time, for which customers are generally billed on an annual or semi-annual basis, and income earned from providing transaction-type services. Fees earned from services that are provided over a certain period of time are recognized ratably over the service period. Fees earned from providing transaction-type services are recognized when the service has been completed. Performance-linked fees or fee components are recognized at any contractual measurement date when the contractually agreed thresholds are met.

Revenues from underwriting and fees from mergers and acquisitions and other corporate finance advisory services are recorded at the time the underlying transactions are substantially completed and there are no other contingencies associated with the fees.

Transaction-related expenses are deferred until the related revenue is recognized assuming they are deemed direct and incremental; otherwise, they are expensed as incurred.
In circumstances where the Group contracts to provide multiple products, services or rights to a counterparty, an evaluation is made as to whether separate revenue recognition events have occurred. This evaluation considers the stand-alone value of items already delivered and if there is a right of return or warranties on delivered items and services, and the probability of delivery of remaining undelivered items or services. This evaluation is made on a transaction by transaction basis.

If the criteria noted are met, then the transaction is considered a multiple-deliverable arrangement where revenue recognition is determined separately for each deliverable. The consideration received on the total arrangement is allocated to the multiple deliverables based on the selling price of each deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence if available, third-party evidence if vendor-specific objective evidence is not available, or estimated selling price if neither vendor-specific objective evidence or third-party evidence is available.

Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis.

Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2010
Discontinued operations.
Income/(loss) from discontinued operations

in	2010	2009		2008

Income/(loss) from discontinued operations (CHF million)

Net revenues	(19)	56		346

Total expenses	0	(167)		(393)

Income/(loss) from discontinued operations before taxes	(19)	(111)		(47)

Gain/(loss) on disposal	0	261	[1]	(463)

Income tax expense/(benefit)	0	(19)		21

Income/(loss) from discontinued operations, net of tax	(19)	169		(531)

1 Represents net gains/(losses) from the deconsolidation of subsidiaries. The Group did not retain any investment in the former subsidiaries.

Segment information (Tables)	12 Months Ended
Dec. 31, 2010
Segment information
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) from continuing operations before taxes
in	2010	2009	2008

Net revenues (CHF million)

Private Banking	11,631	11,662	12,907

Investment Banking	16,214	20,537	(1,971)

Asset Management	2,332	1,842	632

Corporate Center	448	(424)	294

Noncontrolling interests without significant economic interest	761	(323)	(2,594)

Net revenues	31,386	33,294	9,268

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking	3,426	3,651	3,850

Investment Banking	3,531	6,845	(13,792)

Asset Management	503	35	(1,185)

Corporate Center	(660)	(1,948)	(1,036)

Noncontrolling interests without significant economic interest	687	(506)	(2,739)

Income/(loss) from continuing operations before taxes	7,487	8,077	(14,902)

Total assets
end of	2010	2009

Total assets (CHF million)

Private Banking	337,496	345,488

Investment Banking	803,613	819,081

Asset Management	27,986	19,289

Corporate Center [1]	(143,945)	(161,826)

Noncontrolling interests without significant economic interest	6,855	9,395

Total assets	1,032,005	1,031,427

1 Under the central treasury model, Group financing results in intra-Group balances between the segments. The elimination of these assets and liabilities occurs in the Corporate Center.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2010	2009	2008

Net revenues (CHF million)

Switzerland	9,185	10,383	12,869

EMEA	7,411	6,641	(3,774)

Americas	12,844	13,876	(751)

Asia Pacific	1,946	2,394	924

Net revenues	31,386	33,294	9,268

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	1,734	2,383	5,387

EMEA	1,519	649	(10,137)

Americas	5,036	5,234	(8,307)

Asia Pacific	(802)	(189)	(1,845)

Income/(loss) from continuing operations before taxes	7,487	8,077	(14,902)

The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.

Total assets by geographic location
end of	2010	2009

Total assets (CHF million)

Switzerland	185,102	178,026

EMEA	271,001	271,640

Americas	476,808	495,950

Asia Pacific	99,094	85,811

Total assets	1,032,005	1,031,427

The designation of total assets by region is based upon customer domicile.

Net interest income (Tables)	12 Months Ended
Dec. 31, 2010
Net interest income
Net interest income

in	2010	2009	2008

Net interest income (CHF million)

Loans	5,268	6,275	8,989

Investment securities	95	243	639

Trading assets	14,056	13,333	18,213

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,666	3,079	13,533

Other	3,448	2,358	6,565

Interest and dividend income	25,533	25,288	47,939

Deposits	(1,601)	(2,970)	(10,365)

Short-term borrowings	(63)	(248)	(498)

Trading liabilities	(9,011)	(7,362)	(8,516)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,637)	(2,261)	(12,521)

Long-term debt	(6,333)	(5,031)	(4,920)

Other	(347)	(525)	(2,583)

Interest expense	(18,992)	(18,397)	(39,403)

Net interest income	6,541	6,891	8,536

Commissions and fees (Tables)	12 Months Ended
Dec. 31, 2010
Commissions and fees
Commissions and fees

in	2010	2009	2008

Commissions and fees (CHF million)

Lending business	1,455	1,048	815

Investment and portfolio management	4,316	4,289	5,263

Other securities business	75	136	215

Fiduciary business	4,391	4,425	5,478

Underwriting	2,125	2,375	1,049

Brokerage	3,953	4,102	4,925

Underwriting and brokerage	6,078	6,477	5,974

Other services	2,154	1,800	2,545

Commissions and fees	14,078	13,750	14,812

Trading revenues (Tables)	12 Months Ended
Dec. 31, 2010
Trading revenues.
Trading revenues

in	2010	2009

Trading revenues (CHF million)

Interest rate products	5,866	9,850

Foreign exchange products	2,258	314

Equity/index-related products	2,211	4,427

Credit products	(1,644)	(3,971)

Commodity, emission and energy products	323	560

Other products	324	971

Total	9,338	12,151

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types. This disclosure was adopted prospectively as of January 1, 2009.

Other revenues (Tables)	12 Months Ended
Dec. 31, 2010
Other revenues.
Other revenues

in	2010	2009	2008

Other revenues (CHF million)

Noncontrolling interests without significant economic interest	737	(523)	(2,750)

Loans held-for-sale	(84)	(287)	(269)

Long-lived assets held-for-sale	(176)	24	56

Equity method investments	209	120	(82)

Other investments	170	549	(1,540)

Other	573	619	385

Other revenues	1,429	502	(4,200)

Provision for credit losses (Tables)	12 Months Ended
Dec. 31, 2010
Provision for credit losses
Provision for credit losses

in	2010	2009	2008

Provision for credit losses (CHF million)

Provision for loan losses	(93)	315	585

Provision for lending-related and other exposures	14	191	228

Provision for credit losses	(79)	506	813

Compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2010
Compensation and benefits
Compensation and benefits

in	2010	2009	2008

Compensation and benefits (CHF million)

Salaries and deferred and variable compensation	12,481	13,412	11,683

Social security	928	1,015	771

Other [1]	1,190	586	800

Compensation and benefits	14,599	15,013	13,254

1 Includes pension and other post-retirement expense of CHF 483 million and the UK levy on variable compensation of CHF 404 million in 2010, pension and other post-retirement expense of CHF 347 million and CHF 478 million in 2009 and 2008, respectively.

General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2010
General and administrative expenses
General and administrative expenses

in	2010	2009	2008

General and administrative expenses (CHF million)

Occupancy expenses	1,191	1,190	1,156

IT, machinery, etc.	1,348	1,230	1,215

Provisions and losses	533	1,457	955

Travel and entertainment	473	448	583

Professional services	2,176	1,835	2,140

Goodwill impairment	0	0	82

Amortization and impairment of other intangible assets	35	49	121

Other	1,475	1,492	1,557

General and administrative expenses	7,231	7,701	7,809

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings per share
Earnings per share

in	2010	2009	2008

Net income/(loss) attributable to shareholders (CHF million)

Income/(loss) from continuing operations	5,117	6,555	(7,687)

Income/(loss) from discontinued operations, net of tax	(19)	169	(531)

Net income/(loss) attributable to shareholders	5,098	6,724	(8,218)

Preferred securities dividends	(162)	(131)	(60)

Net income/(loss) attributable to shareholders for basic earnings per share	4,936	6,593	(8,278)

Available for common shares	4,670	6,204	(8,459)

Available for unvested share-based payment awards [1]	266	389	181

Net income/(loss) attributable to shareholders for diluted earnings per share	4,936	6,593	(8,278)

Available for common shares	4,671	6,214	(8,459)

Available for unvested share-based payment awards [1]	265	379	181

Weighted-average shares outstanding (million)

Weighted-average shares outstanding for basic earnings per share available for common shares	1,194.8	1,174.2	1,056.6

Dilutive share options and warrants	5.9	6.3	0.0

Dilutive share awards	0.4	29.5	0.0

Weighted-average shares outstanding for diluted earnings per share available for common shares [2]	1,201.1	1,210.0	1,056.6	[3]

Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	67.4	73.9	75.7

Basic earnings per share available for common shares (CHF)

Basic earnings/(loss) per share from continuing operations	3.93	5.14	(7.51)

Basic earnings/(loss) per share from discontinued operations	(0.02)	0.14	(0.50)

Basic earnings/(loss) per share available for common shares	3.91	5.28	(8.01)

Diluted earnings per share available for common shares (CHF)

Diluted earnings/(loss) per share from continuing operations	3.91	5.01	(7.51)

Diluted earnings/(loss) per share from discontinued operations	(0.02)	0.13	(0.50)

Diluted earnings/(loss) per share available for common shares	3.89	5.14	(8.01)

1 Losses are not allocated to unvested share-based payment awards under US GAAP. 2 Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 50.2 million, 57.3 million and 66.8 million for 2010, 2009 and 2008, respectively. 3 Due to the net loss in 2008, 6.9 million weighted-average share options and warrants outstanding and 22.1 million weighted-average share awards outstanding, were excluded from the diluted earnings per share calculation, as the effect would be antidilutive.

Securities borrowed, lent and subject to repurchase agreements (Tables)	12 Months Ended
Dec. 31, 2010
Securities borrowed, lent and subject to repurchase agreements
Securities borrowed, lent and subject to repurchase agreements

end of	2010	2009

Securities borrowed or purchased under agreements to resell (CHF million)

Central bank funds sold and securities purchased under resale agreements	148,962	120,951

Deposits paid for securities borrowed	71,481	88,548

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	220,443	209,499

Securities lent or sold under agreements to repurchase (CHF million)

Central bank funds purchased and securities sold under repurchase agreements	147,878	163,615

Deposits received for securities lent	20,516	28,072

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	168,394	191,687

Trading assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Trading assets and liabilities
Trading assets and liabilities

end of	2010	2009

Trading assets (CHF million)

Debt securities	154,555	159,415

Equity securities [1]	102,941	100,531

Derivative instruments [2]	47,744	55,131

Other	19,464	17,161

Trading assets	324,704	332,238

Trading liabilities (CHF million)

Short positions	76,094	76,946

Derivative instruments [2]	57,903	56,535

Trading liabilities	133,997	133,481

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables

end of	2010	2009

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	28,500	32,231

Receivables not netted [1]	14,987	16,025

Total	43,487	48,256

Cash collateral payables (CHF million)

Payables netted against derivative positions	29,238	28,808

Payables not netted [1]	14,428	18,905

Total	43,666	47,713

1 Recorded as cash collateral on derivative instruments, refer to Note 22 - Other assets and other liabilities.

Investment securities (Tables)	12 Months Ended
Dec. 31, 2010
Investment securities:
Investment securities

end of	2010	2009

Investment securities (CHF million)

Debt securities held-to-maturity	452	439

Securities available-for-sale	7,945	10,793

Total investment securities	8,397	11,232

Investment securities by type

end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2010 (CHF million)

Debt securities issued by foreign governments	452	0	0	452

Debt securities held-to-maturity	452	0	0	452

Debt securities issued by the Swiss federal, cantonal or local governmental entities	267	15	0	282

Debt securities issued by foreign governments	5,975	233	2	6,206

Corporate debt securities	969	19	4	984

Collateralized debt obligations	371	13	1	383

Debt securities available-for-sale	7,582	280	7	7,855

Banks, trust and insurance companies	69	10	0	79

Industry and all other	10	1	0	11

Equity securities available-for-sale	79	11	0	90

Securities available-for-sale	7,661	291	7	7,945

2009 (CHF million)

Debt securities issued by foreign governments	410	0	0	410

Other debt securities	29	0	0	29

Debt securities held-to-maturity	439	0	0	439

Debt securities issued by the Swiss federal, cantonal or local governmental entities	291	14	0	305

Debt securities issued by foreign governments	8,718	277	2	8,993

Corporate debt securities	975	21	7	989

Collateralized debt obligations	321	19	0	340

Other debt securities	59	0	0	59

Debt securities available-for-sale	10,364	331	9	10,686

Banks, trust and insurance companies	84	9	0	93

Industry and all other	13	1	0	14

Equity securities available-for-sale	97	10	0	107

Securities available-for-sale	10,461	341	9	10,793

Gross unrealized losses on investment securities and the related fair value

	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2010 (CHF million)

Debt securities issued by foreign governments	88	2	0	0	88	2

Corporate debt securities	88	1	37	3	125	4

Collateralized debt obligations	64	1	0	0	64	1

Debt securities available-for-sale	240	4	37	3	277	7

2009 (CHF million)

Debt securities issued by foreign governments	203	1	29	1	232	2

Corporate debt securities	0	0	138	7	138	7

Debt securities available-for-sale	203	1	167	8	370	9

Proceeds from sales, realized gains and realized losses from available-for-sale securities

	Debt securities			Equity securities

in	2010	2009	2008	2010	2009	2008

Additional information (CHF million)

Proceeds from sales	985	723	2	3	168	53

Realized gains	5	17	3	0	22	0

Realized losses	(11)	(14)	0	0	(1)	0

Amortized cost, fair value and average yield of debt securities

	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

2010 (CHF million)

Due within 1 year	452	452	0	1,299	1,305	2.12

Due from 1 to 5 years	0	0	–	5,580	5,825	3.68

Due from 5 to 10 years	0	0	–	555	573	2.66

Due after 10 years	0	0	–	148	152	3.99

Total debt securities	452	452	0	7,582	7,855	3.34

Other investments (Tables)	12 Months Ended
Dec. 31, 2010
Other investments.
Other investments

end of	2010	2009

Other investments (CHF million)

Equity method investments	3,954	3,679

Non-marketable equity securities [1]	10,157	17,795

Real estate held for investment	476	420

Life finance instruments [2]	1,895	2,099

Total other investments	16,482	23,993

1 Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee. 2 Includes life settlement contracts at investment method and SPIA contracts.

Loans, allowance for loan losses and credit quality (Tables)	12 Months Ended
Dec. 31, 2010
Loans, allowance for loan losses and credit quality
Loans

end of	2010	2009

Loans (CHF million)

Mortgages	84,625	82,642

Loans collateralized by securities	24,552	21,778

Consumer finance	5,708	5,302

Consumer loans	114,885	109,722

Real estate	23,362	25,058

Commercial and industrial loans	54,673	59,616

Financial institutions	24,764	39,006

Governments and public institutions	2,207	5,198

Corporate and institutional loans	105,006	128,878

Gross loans	219,891	238,600

of which held at amortized cost	201,339	202,354

of which held at fair value	18,552	36,246

Net (unearned income)/deferred expenses	(32)	(25)

Allowance for loan losses	(1,017)	(1,395)

Net loans	218,842	237,180

Gross loans by location (CHF million)

Switzerland	138,989	136,689

Foreign	80,902	101,911

Gross loans	219,891	238,600

Impaired loan portfolio (CHF million)

Non-performing loans	961	1,297

Non-interest-earning loans	340	336

Total non-performing and non-interest-earning loans	1,301	1,633

Restructured loans	52	6

Potential problem loans	510	658

Total other impaired loans	562	664

Gross impaired loans	1,863	2,297

Allowance for loan losses

in	2010	2009	2008

Allowance for loan losses (CHF million)

Balance at beginning of period	1,395	1,639	1,234

Net movements recognized in statements of operations	(93)	315	585

Gross write-offs	(294)	(674)	(230)

Recoveries	63	63	89

Net write-offs	(231)	(611)	(141)

Provisions for interest	2	43	19

Foreign currency translation impact and other adjustments, net	(56)	9	(58)

Balance at end of period	1,017	1,395	1,639

of which individually evaluated for impairment	749	984	1,167

of which collectively evaluated for impairment	268	411	472

Allowance for loan losses and gross loans held at amortized cost by loan portfolio

end of 2010	Consumer loans	Corporate and institutional loans	Total

Allowance for loan losses (CHF million)

Balance at end of period	279	738	1,017

of which individually evaluated for impairment	210	539	749

of which collectively evaluated for impairment	69	199	268

Gross loans held at amortized cost (CHF million)

Balance at end of period	114,879	86,460	201,339

of which individually evaluated for impairment	634	1,017	1,651

of which collectively evaluated for impairment	114,245	85,443	199,688

Gross loans held at amortized cost by internal counterparty rating

end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2010 (CHF million)

Mortgages	147	1,267	10,206	48,270	23,499	949	29	3	0	255	84,625

Loans collateralized by securities	1	69	355	22,547	1,495	28	0	0	0	57	24,552

Consumer finance	1	3	114	2,340	2,065	522	51	28	266	312	5,702

Consumer loans	149	1,339	10,675	73,157	27,059	1,499	80	31	266	624	114,879

Real estate	25	278	1,955	9,758	10,496	499	0	0	0	77	23,088

Commercial and industrial loans	351	714	1,926	21,008	16,190	3,085	102	239	162	765	44,542

Financial institutions	2,183	2,742	1,635	7,143	2,047	1,305	0	0	20	106	17,181

Governments and public institutions	119	157	235	464	91	60	517	0	0	6	1,649

Corporate and institutional loans	2,678	3,891	5,751	38,373	28,824	4,949	619	239	182	954	86,460

Gross loans held at amortized cost	2,827	5,230	16,426	111,530	55,883	6,448	699	270	448	1,578	201,339

Value of collateral [1]	2,490	3,792	14,125	103,362	47,813	3,991	76	0	8	740	176,397

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis

	Current	Past due

end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total

2010 (CHF million)

Mortgages	84,305	81	16	18	205	320	84,625

Loans collateralized by securities	24,421	100	10	2	19	131	24,552

Consumer finance	5,032	393	83	28	166	670	5,702

Consumer loans	113,758	574	109	48	390	1,121	114,879

Real estate	23,004	39	0	1	44	84	23,088

Commercial and industrial loans	43,267	736	96	43	400	1,275	44,542

Financial institutions	17,028	125	4	0	24	153	17,181

Governments and public institutions	1,645	3	1	0	0	4	1,649

Corporate and institutional loans	84,944	903	101	44	468	1,516	86,460

Gross loans held at amortized cost	198,702	1,477	210	92	858	2,637	201,339

Gross impaired loans by category

	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2010 (CHF million)

Mortgages	208	22	230	0	74	74	304

Loans collateralized by securities	40	19	59	0	1	1	60

Consumer finance	282	30	312	0	4	4	316

Consumer loans	530	71	601	0	79	79	680

Real estate	55	13	68	0	15	15	83

Commercial and industrial loans	353	207	560	52	339	391	951

Financial institutions	23	43	66	0	77	77	143

Governments and public institutions	0	6	6	0	0	0	6

Corporate and institutional loans	431	269	700	52	431	483	1,183

Gross impaired loans	961	340	1,301	52	510	562	1,863

Gross impaired loan detail

2010	Recorded investment	Unpaid principal balance	Associated specific allowance	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan details (CHF million)

Mortgages	270	256	50	275	2	2

Loans collateralized by securities	60	52	50	60	1	0

Consumer finance	304	290	110	319	8	4

Consumer loans	634	598	210	654	11	6

Real estate	80	67	34	77	1	1

Commercial and industrial loans	794	733	407	771	6	5

Financial institutions	137	135	92	153	0	0

Governments and public institutions	6	4	6	6	0	0

Corporate and institutional loans	1,017	939	539	1,007	7	6

Gross impaired loans with a specific allowance	1,651	1,537	749	1,661	18	12

Mortgages	34	34	–	98	0	0

Loans collateralized by securities	0	0	–	3	0	0

Consumer finance	12	12	–	14	0	0

Consumer loans	46	46	–	115	0	0

Real estate	3	3	–	14	0	0

Commercial and industrial loans	157	156	–	255	0	0

Financial institutions	6	6	–	6	0	0

Corporate and institutional loans	166	165	–	275	0	0

Gross impaired loans without specific allowance	212	211	–	390	0	0

Gross impaired loans	1,863	1,748	749	2,051	18	12

of which consumer loans	680	644	210	769	11	6

of which corporate and institutional loans	1,183	1,104	539	1,282	7	6

Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2010
Premises and equipment
Premises and equipment

end of	2010	2009

Premises and equipment (CHF million)

Buildings and improvements	3,944	3,766

Land	882	867

Leasehold improvements	1,958	1,920

Software	3,801	3,233

Equipment	3,092	3,216

Premises and equipment	13,677	13,002

Accumulated depreciation	(6,952)	(6,566)

Total premises and equipment, net	6,725	6,436

Depreciation and impairment

in	2010	2009	2008

CHF million

Depreciation	1,115	1,019	871

Impairment	16	45	100	[1]

1 Includes CHF 92 million impairment on software primarily in connection with the accelerated implementation of the Group's strategic plan.

Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill and other intangible assets
Goodwill

end of 2010	Private Banking	Investment Banking	Asset Manage- ment	Credit Suisse Group

Gross amount of goodwill (CHF million)

Balance at beginning of period	789	6,925	1,635	9,349

Foreign currency translation impact	(40)	(496)	(145)	(681)

Other	0	0	(1)	(1)

Balance at end of period	749	6,429	1,489	8,667

Accumulated impairment (CHF million)

Balance at beginning of period	0	82	0	82

Balance at end of period	0	82	0	82

Net book value (CHF million)

Net book value	749	6,347	1,489	8,585

end of 2009	Private Banking	Investment Banking	Asset Manage- ment		Credit Suisse Group

Gross amount of goodwill (CHF million)

Balance at beginning of period	765	7,054	1,593		9,412

Foreign currency translation impact	24	(129)	(10)		(115)

Other	0	0	52	[1]	52

Balance at end of period	789	6,925	1,635		9,349

Accumulated impairment (CHF million)

Balance at beginning of period	0	82	0		82

Balance at end of period	0	82	0		82

Net book value (CHF million)

Net book value	789	6,843	1,635		9,267

1 Final purchase price adjustment in connection with the acquisition of AMF in 2008.

Other intangible assets

	2010			2009

end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount

Other intangible assets (CHF million)

Tradenames/trademarks	26	(21)	5	28	(22)	6

Client relationships	533	(324)	209	569	(314)	255

Other	98	(98)	0	108	(108)	0

Total amortizing other intangible assets	657	(443)	214	705	(444)	261

Non-amortizing other intangible assets	98	–	98	67	–	67

of which mortgage servicing rights, at fair value	66	–	66	30	–	30

Total other intangible assets	755	(443)	312	772	(444)	328

Additional information

in	2010	2009	2008

Aggregate amortization and impairment (CHF million)

Aggregate amortization	34	42	61

Impairment	1	7	60	[1]

1 The carrying amount of certain client relationships in Asset Management and Private Banking exceeded the expected future cash flows.

Estimated amortization

Estimated amortization (CHF million)

2011	31

2012	29

2013	27

2014	26

2015	26

Life settlement contracts (Tables)	12 Months Ended
Dec. 31, 2010
Life settlement contracts
Life settlement contracts

2010	within 1 year	within 1-2 years	within 2-3 years	within 3-4 years	within 4-5 years	Thereafter	Total

Fair value method [1]

Number of contracts	929	500	1,002	1,789	1,850	2,804	8,874

Carrying value (CHF million)	30	27	42	80	134	545	858

Face value (CHF million)	31	51	67	137	316	2,877	3,479

Investment method

Number of contracts	–	–	–	–	–	8	8

Carrying value (CHF million)	–	–	–	–	–	51	51

Face value (CHF million)	–	–	–	–	–	70	70

2009

Fair value method [1]

Number of contracts	493	909	451	933	1,720	4,312	8,818

Carrying value (CHF million)	49	33	25	37	106	581	831

Face value (CHF million)	23	41	39	55	263	3,813	4,234

Investment method

Number of contracts	–	–	–	–	–	8	8

Carrying value (CHF million)	–	–	–	–	–	51	51

Face value (CHF million)	–	–	–	–	–	75	75

1 Time bands reflect life expectancy.

Realized and unrealized gains and losses on life settlement contracts accounted for under the fair value method

in	2010	2009	2008

CHF million

Realized gains/(losses)	44	(39)	47

Unrealized gains/(losses)	(105)	(8)	(130)

Other assets and other liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Other assets and other liabilities
Other assets and other liabilities

end of	2010	2009

Other assets (CHF million)

Cash collateral on derivative instruments	14,987	16,025

Cash collateral on non-derivative transactions	1,792	1,827

Derivative instruments used for hedging	2,733	2,022

Assets held-for-sale	26,886	14,570

of which loans [1]	24,925	14,287

of which real estate	1,946	270

Interest and fees receivable	5,158	5,755

Deferred tax assets	9,417	9,137

Prepaid expenses	452	970

Failed purchases	1,279	172

Other	16,881	18,266

Other assets	79,585	68,744

Other liabilities (CHF million)

Cash collateral on derivative instruments	14,428	18,905

Cash collateral on non-derivative transactions	20	29

Derivative instruments used for hedging	1,203	1,198

Provisions [2]	1,724	1,770

of which off-balance sheet risk	552	603

Interest and fees payable	6,798	7,028

Current tax liabilities	1,137	1,519

Deferred tax liabilities	412	318

Failed sales	7,354	9,258

Other	29,138	31,507

Other liabilities	62,214	71,532

1 Included as of December 31, 2010 and 2009 were CHF 7,818 million and CHF 8,806 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 1,223 million and CHF 707 million, respectively, in loans held in trusts, which are consolidated as a result of failed sales under US GAAP. 2 Includes provisions for bridge commitments.

Deposits (Tables)	12 Months Ended
Dec. 31, 2010
Deposits.
Deposits

	2010				2009

end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total

Deposits (CHF million)

Non-interest-bearing demand deposits	11,088	3,044	14,132		9,035	2,541	11,576

Interest-bearing demand deposits	100,414	17,625	118,039		89,862	19,965	109,827

Savings deposits	53,242	27	53,269		50,011	37	50,048

Time deposits	19,036	120,581	139,617	[1]	26,407	125,050	151,457	[1]

Total deposits	183,780	141,277	325,057	[2]	175,315	147,593	322,908	[2]

of which due to banks	–	–	37,493		–	–	36,214

of which customer deposits	–	–	287,564		–	–	286,694

The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1 Included as of December 31, 2010 and 2009 were CHF 139,150 million and CHF 150,897 million, respectively, of individual time deposits issued in Switzerland and in foreign offices in the Swiss franc equivalent amounts of USD 100,000 or more. 2 Not included as of December 31, 2010 and 2009 were CHF 48 million and CHF 21 million, respectively, of overdrawn deposits reclassified as loans.

Long-term debt (Tables)	12 Months Ended
Dec. 31, 2010
Long-term debt.
Long-term debt

end of	2010	2009

Long-term debt (CHF million)

Senior	130,792	134,806

Subordinated	23,221	24,559

Non-recourse liabilities from consolidated VIEs	19,739	–

Long-term debt	173,752	159,365

of which reported at fair value	83,692	74,513

of which structured notes	37,990	40,948

Long-term debt by maturities

end of	2011	2012	2013	2014	2015	Thereafter	Total

Group parent company (CHF million)

Senior debt
Fixed rate	–	–	–	–	–	386	386

Interest rate (in %) [1]	–	–	–	–	–	7.3	–

Subordinated debt
Fixed rate	501	179	–	–	218	705	1,603

Interest rates (in %) [1]	6.9	3.2	–	–	8.5	7.0	–

Subtotal - Group parent company	501	179	–	–	218	1,091	1,989

Subsidiaries (CHF million)

Senior debt
Fixed rate	10,438	12,403	13,750	8,585	11,804	21,060	78,040

Variable rate	13,165	10,678	10,632	5,335	3,923	8,633	52,366

Interest rates (range in %) [1]	0.2-7.0	0.2-12.8	0.2-12.8	0.8-11.6	0.3-12.6	1.2-8.8	–

Subordinated debt
Fixed rate	608	118	1,030	134	1,220	17,622	20,732

Variable rate	–	–	–	–	20	866	886

Interest rates (range in %) [1]	3.8-6.9	4.4-7.1	6.6	0.0	1.2-10.3	0.4-11.0	–

Non-recourse liabilities from consolidated VIEs
Fixed rate	438	7	–	–	–	174	619

Variable rate	439	678	2,038	427	597	14,941	19,120

Interest rates (range in %) [1]	3.5-5.7	0.6-1.9	9.4	13.2	12.1-12.6	2.7-11.3	–

Subtotal - Subsidiaries	25,088	23,884	27,450	14,481	17,564	63,296	171,763

Total long-term debt	25,589	24,063	27,450	14,481	17,782	64,387	173,752

of which structured notes	9,854	7,622	4,920	3,765	3,987	7,842	37,990

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.

Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2010
Accumulated other comprehensive income
Accumulated other comprehensive income

	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

2010 (CHF million)

Balance at beginning of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

Increase/(decrease)	46	(2,822)	0	(338)	0	(3,114)

Decrease due to equity method investments	(15)	0	1	0	0	(14)

Reclassification adjustments, included in net income	(23)	(13)	6	93	13	76

Cumulative effect of accounting changes, net of tax	0	135	0	0	0	135

Balance at end of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

2009 (CHF million)

Balance at beginning of period	(145)	(8,211)	63	(2,543)	(103)	(10,939)

Increase/(decrease)	30	(609)	62	(368)	30	(855)

Increase due to equity method investments	87	0	0	0	0	87

Reclassification adjustments, included in net income	(13)	50	(15)	20	27	69

Balance at end of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

2008 (CHF million)

Balance at beginning of period	(74)	(4,661)	116	(942)	(131)	(5,692)

Increase/(decrease)	(14)	(3,550)	(62)	(1,643)	(7)	(5,276)

Decrease due to equity method investments	(57)	0	0	0	0	(57)

Reclassification adjustments, included in net income	0	0	9	34	28	71

Cumulative effect of accounting changes, net of tax	0	0	0	8	7	15

Balance at end of period	(145)	(8,211)	63	(2,543)	(103)	(10,939)

For income tax expense/(benefit) on the movements of accumulated other comprehensive income, refer to Note 26 - Tax and Note 29 - Pension and other post-retirement benefits.

Tax (Tables)	12 Months Ended
Dec. 31, 2010
Tax
Income/(loss) from continuing operations before taxes in Switzerland and foreign countries

Income/(loss) from continuing operations before taxes in Switzerland and foreign countries
in	2010	2009	2008

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	1,734	2,383	5,387

Foreign	5,753	5,694	(20,289)

Income/(loss) from continuing operations before taxes	7,487	8,077	(14,902)

Details of current and deferred taxes

in	2010	2009	2008

Current and deferred taxes (CHF million)

Switzerland	81	203	113

Foreign	243	757	226

Current income tax expense/(benefit)	324	960	339

Switzerland	(149)	87	(220)

Foreign	1,373	788	(4,715)

Deferred income tax expense/(benefit)	1,224	875	(4,935)

Income tax expense/(benefit)	1,548	1,835	(4,596)

Income tax expense/(benefit) on discontinued operations	0	(19)	21

Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	4	0	1

Cumulative translation adjustment	32	(164)	(132)

Unrealized gains/(losses) on securities	(2)	16	(41)

Actuarial gains/(losses)	(82)	(116)	(461)

Net prior service credit/(cost)	3	15	7

Share-based compensation and treasury shares	(671)	(176)	158

Reconciliation of taxes computed at the Swiss statutory rate

in	2010	2009	2008

Reconciliation of taxes computed at the Swiss statutory rate (CHF million)

Income tax expense/(benefit) computed at the statutory tax rate of 22%	1,647	1,777	(3,278)

Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	519	882	(2,697)

Non-deductible amortization of other intangible assets and goodwill impairment	1	3	29

Other non-deductible expenses	623	540	273

Additional taxable income	22	71	226

Lower taxed income [1]	(775)	(694)	(1,770)

Income taxable to noncontrolling interests	(278)	313	1,000

Changes in tax law and rates	119	3	3

Changes in deferred tax valuation allowance [1]	54	(123)	1,756

Other [1]	(384)	(937)	(138)

Income tax expense/(benefit)	1,548	1,835	(4,596)

1 See explanation below.

Details of the tax effect of temporary differences

end of	2010	2009

Tax effect of temporary differences (CHF million)

Compensation and benefits	2,211	2,293

Loans	498	660

Investment securities	1,024	39

Provisions	1,346	1,275

Business combinations	96	93

Derivatives	163	104

Real estate	200	200

Net operating loss carry-forwards	7,253	8,574

Other	124	103

Gross deferred tax assets before valuation allowance	12,915	13,341

Less valuation allowance	(2,264)	(2,799)

Gross deferred tax assets net of valuation allowance	10,651	10,542

Compensation and benefits	(38)	(144)

Loans	(32)	(9)

Investment securities	(391)	(294)

Provisions	(372)	(459)

Business combinations	(277)	(191)

Derivatives	(315)	(263)

Leasing	(66)	(80)

Real estate	(84)	(80)

Other	(71)	(203)

Gross deferred tax liabilities	(1,646)	(1,723)

Net deferred tax assets	9,005	8,819

Amounts and expiration dates of net operating loss carry-forwards

end of 2010	Total

Net operating loss carry-forwards (CHF million)

Due to expire within 1 year	28

Due to expire within 2 to 5 years	3,863

Due to expire within 6 to 10 years	9,855

Due to expire within 11 to 20 years	7,070

Amount due to expire	20,816

Amount not due to expire	11,382

Total net operating loss carry-forwards	32,198

Movements in the valuation allowance

in	2010	2009	2008

Movements in the valuation allowance (CHF million)

Balance at beginning of period	2,799	2,976	1,384

Discontinued operations	0	0	(13)

Net changes	(535)	(177)	1,605

Balance at end of period	2,264	2,799	2,976

Tax benefits associated with share-based compensation

in	2010	2009	2008

Tax benefits associated with share-based compensation (CHF million)

Tax benefits recorded in the consolidated statements of operations	539	632	951

Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	615	179	(93)

Tax benefits in respect of tax on dividend equivalent payments	26	0	16

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits

	2010	2009

Movements in gross unrecognized tax benefits (CHF million)

Balance at beginning of period	964	1,177

Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	53	17

Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(286)	(198)

Increases in unrecognized tax benefits as a result of tax positions taken during the current period	39	17

Decreases in unrecognized tax benefits relating to settlements with tax authorities	(31)	(58)

Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(91)	(6)

Other (including foreign currency translation)	(70)	15

Balance at end of period	578	964

of which, if recognized, would affect the effective tax rate	554	915

Interest and penalties

in	2010	2009	2008

Interest and penalties (CHF million)

Interest and penalties recognized in the consolidated statements of operations	(43)	(15)	4

Interest and penalties recognized in the consolidated balance sheets	209	272	250

Employee deferred compensation (Tables)	12 Months Ended
Dec. 31, 2010
Employee deferred compensation
Deferred compensation expense

in	2010	2009	2008

Deferred compensation expense (CHF million)

Adjustable Performance Plan awards	963	–	–

Scaled Incentive Share Units	561	–	–

Incentive Share Units	723	1,526	2,375

Cash Retention Awards	578	822	–

Performance Incentive Plans (PIP I and PIP II) [1]	(1)	(21)	114

Partner Asset Facility [2]	45	629	457

Other share-based awards	294	331	593

Other cash awards	422	431	(78)

Total deferred compensation expense	3,585	3,718	3,461

Total shares delivered (million)

Total shares delivered	47.3	39.1	17.2

1 Includes claw backs. 2 Compensation expense represents the change in underlying fair value of the indexed assets during the period. Compensation expense in 2009 also included the vesting of the remaining 33.3% in the first quarter.

Additional information

end of	2010

Estimated unrecognized compensation expense (CHF million)

Adjustable Performance Plan awards	613

Scaled Incentive Share Units	782

Incentive Share Units	334

Other share-based awards	496

Other cash awards	48

Total	2,273

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.6

Significant fair value assumptions

	2010		2009	2008

	SISU	ISU	ISU	ISU

Significant assumptions

Expected volatility, in %	33.42	33.52	62.97	32.04

Expected dividend yield, in %	–	–	–	5.46

Expected dividend cash flows, in CHF
2009	–	–	0.10	–

2010	1.45	1.45	0.60	–

2011	1.55	1.55	1.00	–

2012	1.65	1.65	–	–

2013	1.75	–	–	–

Expected risk-free interest rate, in %	1.26	1.00	1.24	2.45

Expected term, in years	4	3	3	3

Scaled Incentive Share Unit activities

2010

Number of awards (million)

Balance at beginning of period	–

Granted	21.1

Settled	(0.2)

Forfeited	(0.5)

Balance at end of period	20.4

of which vested	0.2

of which unvested	20.2

Incentive Share Unit activities

	2010	2009	2008

Number of awards (million)

Balance at beginning of period	41.5	59.8	25.4

Granted [1]	6.0	26.4	47.1

Settled	(8.4)	(43.6)	(10.0)

Forfeited	(1.4)	(1.1)	(2.7)

Balance at end of period	37.7	41.5	59.8

of which vested	3.9	2.7	1.4

of which unvested	33.8	38.8	58.4

1 Includes ISUs granted in January and through out the year.

Performance Incentive Plan activities

	2010		2009		2008

	PIP II	PIP I	PIP II	PIP I	PIP II	PIP I

Number of awards (million)

Balance at beginning of period	6.2	11.9	6.4	12.2	6.5	12.3

Granted	–	–	–	–	0.1	–

Settled	0.0	(11.7)	0.0	0.0	0.0	0.0

Forfeited	(0.1)	(0.2)	(0.2)	(0.3)	(0.2)	(0.1)

Balance at end of period	6.1	0.0	6.2	11.9	6.4	12.2

of which vested	5.3	0.0	4.5	10.2	3.4	8.3

of which unvested	0.8	0.0	1.7	1.7	3.0	3.9

Other share-based award activities

	2010		2009		2008

	Number of other share-based awards in million	Weighted- average grant-date fair value in CHF	Number of other share-based awards in million	Weighted- average grant-date fair value in CHF	Number of other share-based awards in million	Weighted- average grant-date fair value in CHF

Other share-based award activities

Balance at beginning of period	15.5	45.67	20.8	61.83	28.8	67.20

Granted	7.2	45.38	8.3	40.37	8.6	46.97

Settled	(5.0)	48.43	(12.8)	69.07	(15.1)	61.57

Forfeited	(0.4)	51.65	(0.8)	53.33	(1.5)	82.82

Balance at end of period	17.3	43.86	15.5	45.67	20.8	61.83

of which vested	1.3	–	1.2	–	0.2	–

of which unvested	16.0	–	14.3	–	20.6	–

Share option activities

	2010		2009		2008

	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF

Share options

Balance at beginning of period	34.9	63.49	39.0	62.19	39.6	61.86

Exercised	(0.8)	40.12	(0.7)	40.80	(0.5)	37.97

Settled	0.0	0.00	(0.3)	68.36	0.0	0.00

Forfeited	0.0	0.00	0.0	70.95	0.0	0.00

Expired	(4.3)	60.37	(3.1)	52.05	(0.1)	41.99

Balance at end of period	29.8	64.58	34.9	63.49	39.0	62.19

of which exercisable at end of period	29.8	64.58	34.8	63.49	37.9	61.56

Related parties (Tables)	12 Months Ended
Dec. 31, 2010
Related parties
Loans to members of the Executive Board and the Board of Directors

in	2010		2009	2008

Loans to members of the Executive Board (CHF million)

Balance at beginning of period	19	[1]	24	22

Additions	5		4	11

Reductions	(6)		(9)	(9)

Balance at end of period	18	[1]	19	24

Loans to members of the Board of Directors (CHF million)

Balance at beginning of period	25	[2]	24	25

Additions	14		11	1

Reductions	(4)		(10)	(2)

Balance at end of period	35	[2]	25	24

1 The number of individuals with outstanding loans at the beginning and end of the year was seven and six, respectively. 2 The number of individuals with outstanding loans at the beginning and end of the year was nine and eight, respectively.

Loans outstanding made by the Group or any subsidiaries to equity method investees

in	2010	2009	2008

Loans outstanding made by the Group or any subsidiaries to equity method investees (CHF million)

Balance at beginning of period	83	575	160

Net borrowings/(repayments)	(38)	(492)	415

Balance at end of period	45	83	575

Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2010
Pension and other post-retirement benefits
Components of total pension costs

	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International			International

in	2010	2009	2008	2010	2009	2008	2010	2009	2008

Total pension costs (CHF million)

Service costs on benefit obligation	269	217	217	30	33	45	1	1	1

Interest costs on benefit obligation	453	471	461	134	129	141	9	9	8

Expected return on plan assets	(637)	(610)	(607)	(163)	(166)	(172)	–	–	–

Amortization of recognized prior service cost/(credit)	17	35	36	1	1	1	(2)	(2)	(2)

Amortization of recognized actuarial losses	86	6	2	36	17	40	6	8	9

Net periodic pension costs	188	119	109	38	14	55	14	16	16

Settlement (gains)/losses	1	6	–	(2)	1	–	–	–	–

Curtailment (gains)/losses	–	–	3	–	(2)	–	–	–	–

Special termination benefits	2	7	–	–	–	–	–	–	–

Total pension costs	191	132	112	36	13	55	14	16	16

Obligations and funded status of the plans

	Defined benefit pension plans				Other post- retirement defined benefit plans

	Switzerland		International		International

in / end of	2010	2009	2010	2009	2010	2009

PBO (CHF million) [1]

Beginning of the measurement period	13,324	12,452	2,299	1,971	141	134

Plan participant contributions	250	240	–	–	–	–

Service cost	269	217	30	33	1	1

Interest cost	453	471	134	129	9	9

Plan amendments	–	(38)	–	–	–	–

Settlements	(6)	(30)	(3)	(8)	–	–

Curtailments	(1)	–	–	(5)	–	–

Special termination benefits	2	7	3	3	–	–

Actuarial (gains)/losses	(3)	560	220	185	31	9

Plans added	–	–	9	–	–	–

Benefit payments	(475)	(555)	(52)	(67)	(8)	(8)

Exchange rate (gains)/losses	–	–	(267)	58	(14)	(4)

End of the measurement period	13,813	13,324	2,373	2,299	160	141

Fair value of plan assets (CHF million)

Beginning of the measurement period	12,594	11,504	2,036	1,833	–	–

Actual return on plan assets	377	997	218	30	–	–

Employer contributions	688	438	172	169	8	8

Plan participant contributions	250	240	–	–	–	–

Settlements	(6)	(30)	(3)	(8)	–	–

Benefit payments	(475)	(555)	(52)	(67)	(8)	(8)

Exchange rate gains/(losses)	–	–	(250)	79	–	–

End of the measurement period	13,428	12,594	2,121	2,036	–	–

Funded status recognized (CHF million)

Funded status of the plan – over/(underfunded)	(385)	(730)	(252)	(263)	(160)	(141)

Total funded status recognized in the consolidated balance sheet at December 31	(385)	(730)	(252)	(263)	(160)	(141)

Total amount recognized (CHF million)

Noncurrent assets	17	9	166	84	–	–

Current liabilities	0	0	(13)	(9)	(8)	(8)

Noncurrent liabilities	(402)	(739)	(405)	(338)	(152)	(133)

Total amount recognized in the consolidated balance sheet at December 31	(385)	(730)	(252)	(263)	(160)	(141)

ABO (CHF million) [2]

End of the measurement period	12,847	12,186	2,287	2,235	–	–

1 Including estimated future salary increases. 2 Exclusive of estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets

	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]

	Switzerland		International			Switzerland		International

December 31	2010	2009	2010	2009		2010	2009	2010	2009

CHF million

PBO	13,100	12,677	1,212	1,138		7	7	1,128	1,076

ABO	12,167	11,573	1,163	1,100		7	7	1,099	1,049

Fair value of plan assets	12,698	11,937	794	791		6	7	717	729

1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax

	Defined benefit pension plans		Other post- retirement defined benefit plans		Total

in	2010	2009	2010	2009	2010	2009

Amounts recognized in AOCI (CHF million)

Actuarial gains/(losses)	(3,084)	(2,853)	(52)	(38)	(3,136)	(2,891)

Prior service credit/(cost)	(39)	(53)	6	7	(33)	(46)

Total	(3,123)	(2,906)	(46)	(31)	(3,169)	(2,937)

Amounts recognized in other comprehensive income

	Defined benefit pension plans			Other post- retirement defined benefit plans

in	Gross	Tax	Net	Gross	Tax	Net	Total net

2010 (CHF million)

Actuarial gains/(losses)	(422)	103	(319)	(31)	12	(19)	(338)

Amortization of actuarial losses/(gains)	122	(30)	92	6	(3)	3	95

Amortization of prior service cost/(credit)	18	(4)	14	(2)	1	(1)	13

Immediate recognition due to curtailment/settlement	(2)	–	(2)	–	–	–	(2)

Total amounts recognized in other comprehensive income	(284)	69	(215)	(27)	10	(17)	(232)

2009 (CHF million)

Actuarial gains/(losses)	(494)	124	(370)	(9)	3	(6)	(376)

Prior service credit/(cost)	38	(8)	30	–	–	–	30

Amortization of actuarial losses/(gains)	23	(8)	15	8	(3)	5	20

Amortization of prior service cost/(credit)	36	(8)	28	(2)	1	(1)	27

Immediate recognition due to curtailment/settlement	10	(2)	8	–	–	–	8

Total amounts recognized in other comprehensive income	(387)	98	(289)	(3)	1	(2)	(291)

Amounts in AOCI, net of tax, expected to be amortized in 2011

in 2011	Defined benefit pension plans	Other post- retirement defined benefit plans

CHF million

Amortization of actuarial losses/(gains)	101	6

Amortization of prior service cost/(credit)	14	(1)

Total	115	5

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation

	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International

December 31	2010	2009	2008	2010	2009	2008	2010	2009	2008

Net benefit pension cost (%)

Discount rate	3.5	3.9	4.0	6.0	6.3	5.9	6.1	6.4	6.2

Salary increases	2.6	2.6	2.6	4.3	4.0	4.5	–	–	–

Expected long-term rate of return on plan assets	4.8	4.8	5.0	7.2	7.5	7.6	–	–	–

Benefit obligation (%)

Discount rate	3.1	3.5	3.9	5.5	6.0	6.3	5.5	6.1	6.4

Salary increases	2.0	2.6	2.6	4.2	4.3	4.0	–	–	–

Plan assets measured at fair value on a recurring basis

	2010					2009

end of	Level 1	Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total

Plan assets at fair value (CHF million)

Cash and cash equivalents	890	1,366		0	2,256	641	1,702		0	2,343

Debt securities	1,806	3,576		0	5,382	1,710	3,259		0	4,969

of which governments	1,806	38		0	1,844	1,709	58		0	1,767

of which corporates	0	3,538		0	3,538	1	3,201		0	3,202

Equity securities	840	1,282		0	2,122	659	1,082		0	1,741

Real estate	0	492		1,014	1,506	0	401		982	1,383

of which direct	0	0		1,014	1,014	0	0		982	982

of which indirect	0	492		0	492	0	401		0	401

Alternative investments	0	1,640		573	2,213	0	1,680		515	2,195

of which private equity	0	0		573	573	0	0		515	515

of which hedge funds	0	1,526		0	1,526	0	1,572		0	1,572

of which other	0	114	[1]	0	114	0	108	[1]	0	108

Other investments	0	(51)		0	(51)	0	(37)		0	(37)

Switzerland	3,536	8,305		1,587	13,428	3,010	8,087		1,497	12,594

Cash and cash equivalents	138	19		0	157	163	8		0	171

Debt securities	65	644		122	831	79	392		176	647

of which governments	57	1		0	58	48	0		0	48

of which corporates	8	643		122	773	31	392		176	599

Equity securities	0	1,006		0	1,006	56	1,142		0	1,198

Real estate - indirect	0	0		52	52	0	0		14	14

Alternative investments	0	(97)		94	(3)	0	(130)		57	(73)

of which private equity	0	0		8	8	0	0		12	12

of which hedge funds	0	3		81	84	0	0		45	45

of which other	0	(100)	[1]	5	(95)	0	(130)	[1]	0	(130)

Other investments	0	78		0	78	0	79		0	79

International	203	1,650		268	2,121	298	1,491		247	2,036

Total plan assets at fair value	3,739	9,955		1,855	15,549	3,308	9,578		1,744	14,630

1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3

		Actual return on plan assets

	Balance at beginning of period	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period

2010 (CHF million)

Debt securities - corporates	176	16	1	(56)	(15)	122

Real estate	996	32	0	40	(2)	1,066

of which direct	982	29	0	3	0	1,014

of which indirect	14	3	0	37	(2)	52

Alternative investments	572	(7)	3	104	(5)	667

of which private equity	527	(7)	1	61	(1)	581

of which hedge funds	45	0	2	38	(4)	81

of which other	0	0	0	5	0	5

Total plan assets at fair value	1,744	41	4	88	(22)	1,855

of which Switzerland	1,497	22	0	68	0	1,587

of which International	247	19	4	20	(22)	268

2009 (CHF million)

Debt securities - corporates	103	20	(2)	55	–	176

Real estate	1,004	36	1	(45)	–	996

of which direct	970	55	1	(44)	–	982

of which indirect	34	(19)	0	(1)	–	14

Alternative investments	499	(23)	(1)	97	–	572

of which private equity	461	(35)	3	98	–	527

of which hedge funds	38	12	(4)	(1)	–	45

Other investments	25	0	16	(41)	–	0

Total plan assets at fair value	1,631	33	14	66	–	1,744

of which Switzerland	1,396	22	1	78	–	1,497

of which International	235	11	13	(12)	–	247

Weighted-average plan asset allocation as of the measurement date

	Switzerland		International

December 31	2010	2009	2010	2009

Weighted-average plan asset allocation (%)

Cash and cash equivalents	16.8	18.6	7.4	8.4

Debt securities	40.0	39.5	39.1	31.7

Equity securities	15.8	13.8	47.4	58.8

Real estate	11.2	11.0	2.5	0.7

Alternative investments	16.2	17.1	0.0	(3.5)	[1]

Insurance	0.0	0.0	3.6	3.9

Total	100.0	100.0	100.0	100.0

1 Negative asset allocation was primarily related to derivative instruments.

Weighted-average target plan asset allocation to be applied prospectively

	Switzerland	International

2011 (%)

Cash and cash equivalents	10	1

Debt securities	45	57

Equity securities	20	20

Real estate	10	1

Alternative investments	15	17

Insurance	0	4

Total	100	100

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans

	Defined benefit pension plans	Other post- retirement defined benefit plans

Estimated future benefit payments (CHF million)

2011	871	8

2012	865	9

2013	863	9

2014	873	10

2015	875	10

For five years thereafter	4,480	56

Derivatives and hedging activities (Tables)	12 Months Ended
Dec. 31, 2010
Derivatives and hedging activities
Fair value of derivative instruments

	Trading			Hedging			[1]

end of 2010	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,073.9	6.3	5.9	0.0	0.0	0.0

Swaps	24,103.8	429.2	422.3	70.0	2.5	1.7

Options bought and sold (OTC)	2,420.3	44.9	46.1	0.0	0.0	0.0

Futures	2,769.2	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	1,365.6	0.5	0.3	0.0	0.0	0.0

Interest rate products	38,732.8	480.9	474.6	70.0	2.5	1.7

Forwards	2,062.4	35.2	37.9	19.4	0.4	0.1

Swaps	1,059.0	35.0	45.8	0.0	0.0	0.0

Options bought and sold (OTC)	796.9	14.4	15.1	0.0	0.0	0.0

Futures	13.5	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	5.6	0.1	0.1	0.0	0.0	0.0

Foreign exchange products	3,937.4	84.7	98.9	19.4	0.4	0.1

Forwards	15.9	1.7	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	25.4	0.7	0.8	0.0	0.0	0.0

Futures	0.5	0.0	0.0	0.0	0.0	0.0

Precious metals products	41.8	2.4	2.2	0.0	0.0	0.0

Forwards	6.2	1.1	0.1	0.0	0.0	0.0

Swaps	213.7	4.2	7.5	0.0	0.0	0.0

Options bought and sold (OTC)	268.2	15.0	16.2	0.0	0.0	0.0

Futures	77.9	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	389.5	17.0	18.0	0.0	0.0	0.0

Equity/index-related products	955.5	37.3	41.8	0.0	0.0	0.0

Credit derivatives [2]	1,989.5	49.5	46.6	0.0	0.0	0.0

Forwards	32.0	2.0	1.9	0.0	0.0	0.0

Swaps	100.9	14.1	15.7	0.0	0.0	0.0

Options bought and sold (OTC)	50.1	3.2	2.9	0.0	0.0	0.0

Futures	219.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	128.6	4.8	4.8	0.0	0.0	0.0

Other products [3]	531.4	24.1	25.3	0.0	0.0	0.0

Total derivative instruments	46,188.4	678.9	689.4	89.4	2.9	1.8

The notional amount for derivative instruments (trading and hedging) was CHF 46,277.8 billion as of December 31, 2010.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

	Trading			Hedging			[1]

end of 2009	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,956.7	6.4	6.2	0.0	0.0	0.0

Swaps	22,671.5	473.6	464.5	58.6	1.8	1.3

Options bought and sold (OTC)	2,461.2	43.6	46.1	0.0	0.0	0.0

Futures	1,900.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	926.5	0.1	0.2	0.0	0.0	0.0

Interest rate products	35,916.5	523.7	517.0	58.6	1.8	1.3

Forwards	1,682.1	18.9	21.0	22.4	0.2	0.0

Swaps	995.8	31.7	34.0	0.0	0.0	0.0

Options bought and sold (OTC)	866.8	14.8	15.8	0.0	0.0	0.0

Futures	22.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	17.1	0.2	0.4	0.0	0.0	0.0

Foreign exchange products	3,584.4	65.6	71.2	22.4	0.2	0.0

Forwards	12.3	1.6	1.0	0.0	0.0	0.0

Options bought and sold (OTC)	22.3	0.6	1.1	0.0	0.0	0.0

Futures	3.0	0.0	0.0	0.0	0.0	0.0

Precious metals products	37.6	2.2	2.1	0.0	0.0	0.0

Forwards	6.3	1.6	0.1	0.0	0.0	0.0

Swaps	210.6	5.1	8.2	0.0	0.0	0.0

Options bought and sold (OTC)	337.4	17.9	21.1	0.0	0.0	0.0

Futures	124.3	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	502.5	1.2	1.4	0.0	0.0	0.0

Equity/index-related products	1,181.1	25.8	30.8	0.0	0.0	0.0

Credit derivatives [2]	2,414.0	68.2	61.9	0.0	0.0	0.0

Forwards	28.3	1.7	2.0	0.0	0.0	0.0

Swaps	142.6	17.4	17.8	0.0	0.0	0.0

Options bought and sold (OTC)	66.7	3.5	3.5	0.0	0.0	0.0

Futures	313.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange traded)	147.5	3.0	2.7	0.0	0.0	0.0

Other products [3]	698.7	25.6	26.0	0.0	0.0	0.0

Total derivative instruments	43,832.3	711.1	709.0	81.0	2.0	1.3

The notional amount for derivative instruments (trading and hedging) was CHF 43,913.3 billion as of December 31, 2009.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments, balance sheet location

	2010		2009

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	681.8	691.2	713.1	710.3

Counterparty netting [1]	(602.9)	(602.9)	(623.8)	(623.8)

Cash collateral netting [1]	(28.5)	(29.2)	(32.2)	(28.8)

Replacement values (trading and hedging) after netting agreements	50.4	59.1	57.1	57.7

of which recorded in trading assets (PRV) and trading liabilities (NRV)	47.7	57.9	55.1	56.5

of which recorded in other assets (PRV) and other liabilities (NRV)	2.7	1.2	2.0	1.2

1 Netting was based on legally enforceable netting agreements.

Fair value hedges

in	2010	2009	2008

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	564	(664)	–

Foreign exchange products	21	3	–

Total	585	(661)	–

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(546)	644	–

Foreign exchange products	(21)	(3)	–

Total	(567)	641	–

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	18	(20)	65

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges

in	2010		2009		2008

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Foreign exchange products [1]	39		117		–

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	27	[2]	13	[3]	–

Details of cash flow hedges (CHF million)

Net gains/(losses) on the ineffective portion	0		0		(1)

1 Represents gains/(losses) on effective portion. 2 Included in commissions and fees. 3 Included in total operating expenses.

Net investment hedges

in	2010		2009		2008

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	8		12		–

Foreign exchange products	1,563		(1,401)		–

Total	1,571		(1,389)		–

Gains/(losses) reclassified from AOCI into income (CHF million)

Interest rate products	0		0		–

Foreign exchange products	(4)	[1]	(21)	[2]	–

Total	(4)		(21)		–

Represents gains/(losses) on effective portion.
1 Included in other revenues. 2 Primarily included in discontinued operations.

Contingent credit risk

end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2010 (CHF billion)

Current net exposure	14.6	2.1	0.8	17.5

Collateral posted	13.0	2.0	–	15.0

Additional collateral required in a one-notch downgrade event	0.2	1.8	0.1	2.1

Additional collateral required in a two-notch downgrade event	0.4	3.2	0.4	4.0

2009 (CHF billion)

Current net exposure	10.5	3.3	1.6	15.4

Collateral posted	9.0	3.4	–	12.4

Additional collateral required in a one-notch downgrade event	0.2	2.4	0.7	3.3

Additional collateral required in a two-notch downgrade event	0.5	4.4	1.0	5.9

Credit protection sold/purchased
Credit protection sold/purchased
	2010

end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF million)

Investment grade [2]	(467,460)	450,139		(17,321)	49,008	975

Non-investment grade	(195,340)	169,173		(26,167)	17,161	(2,208)

Total single-name instruments	(662,800)	619,312		(43,488)	66,169	(1,233)

of which sovereigns	(115,191)	113,546		(1,645)	10,305	(2,390)

of which non-sovereigns	(547,609)	505,766		(41,843)	55,864	1,157

Multi-name instruments (CHF million)

Investment grade [2]	(238,372)	215,052		(23,320)	14,480	(4,765)

Non-investment grade	(60,283)	55,884		(4,399)	16,112	(1,088)

Total multi-name instruments	(298,655)	270,936		(27,719)	30,592	(5,853)

of which sovereigns	(15,425)	14,589		(836)	643	(636)

of which non-sovereigns	(283,230)	256,347		(26,883)	29,949	(5,217)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above.

Credit protection sold
	2009

end of	Credit protection sold	Fair value of credit protection sold	Recoveries

Single-name instruments (CHF million)

Investment grade [1]	(608,416)	8,709	598,908

Non-investment grade	(222,402)	(12,790)	215,675

Total single-name instruments	(830,818)	(4,081)	814,583

of which sovereigns	(128,760)	(782)	128,141

of which non-sovereigns	(702,058)	(3,299)	686,442

Multi-name instruments (CHF million)

Investment grade [1]	(291,880)	(9,271)	285,683

Non-investment grade	(58,579)	494	56,144

Total multi-name instruments	(350,459)	(8,777)	341,827

of which sovereigns	(347)	(58)	111

of which non-sovereigns	(350,112)	(8,719)	341,716

1 Based on internal ratings of BBB and above.

Maturity of credit protection sold

end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2010 (CHF million)

Single-name instruments	90,718	468,223	103,859	662,800

Multi-name instruments	27,257	227,007	44,391	298,655

Total	117,975	695,230	148,250	961,455

2009 (CHF million)

Single-name instruments	100,387	592,575	137,856	830,818

Multi-name instruments	31,154	256,008	63,297	350,459

Total	131,541	848,583	201,153	1,181,277

Guarantees and commitments (Tables)	12 Months Ended
Dec. 31, 2010
Guarantees and commitments
Guarantees

end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2010 (CHF million)

Credit guarantees and similar instruments	3,413	1,525	1,033	1,437	7,408	6,922		512	4,357

Performance guarantees and similar instruments	8,076	2,157	1,213	660	12,106	10,840		100	4,317

Securities lending indemnifications	18,254	0	0	0	18,254	18,254		0	18,254

Derivatives [2]	35,804	19,292	6,486	4,061	65,643	65,643		2,246	–	[3]

Other guarantees	4,349	544	278	287	5,458	5,387		8	2,622

Total guarantees	69,896	23,518	9,010	6,445	108,869	107,046		2,866	29,550

2009 (CHF million)

Credit guarantees and similar instruments	3,290	1,589	1,533	1,655	8,067	7,309		543	4,521

Performance guarantees and similar instruments	6,342	4,004	1,008	806	12,160	10,707		96	3,995

Securities lending indemnifications	22,644	0	0	0	22,644	22,644		0	22,644

Derivatives [2]	29,168	25,535	13,277	12,615	80,595	80,595		2,455	–	[3]

Other guarantees	3,836	564	200	275	4,875	4,807		10	2,181

Total guarantees	65,280	31,692	16,018	15,351	128,341	126,062		3,104	33,341

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. In the case of certain active commercial banks, prior periods have been conformed to the current presentation. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Lease commitments

Lease commitments (CHF million)

2011	583

2012	503

2013	447

2014	388

2015	335

Thereafter	2,234

Future operating lease commitments	4,490

Less minimum non-cancellable sublease rentals	400

Total net future minimum lease commitments	4,090

Rental expenses for operating leases

in	2010	2009	2008

Rental expense for operating leases (CHF million)

Minimum rental expense	625	599	475

Sublease rental income	(123)	(125)	(119)

Total net expenses for operating leases	502	474	356

Other commitments

end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Collateral received

2010 (CHF million)

Irrevocable commitments under documentary credits	4,500	10	41	0	4,551	4,162		1,883

Loan commitments	153,759	35,459	12,234	8,101	209,553	202,999		142,425

Forward reverse repurchase agreements	51,968	0	0	0	51,968	51,968		51,968

Other commitments	1,375	833	1,095	557	3,860	3,860		55

Total other commitments	211,602	36,302	13,370	8,658	269,932	262,989		196,331

2009 (CHF million)

Irrevocable commitments under documentary credits	4,543	15	25	0	4,583	4,183		2,037

Loan commitments	175,656	33,888	10,064	8,876	228,484	222,128		159,349

Forward reverse repurchase agreements	43,481	0	0	0	43,481	43,481		43,481

Other commitments	6,377	1,529	757	302	8,965	8,965		6

Total other commitments	230,057	35,432	10,846	9,178	285,513	278,757		204,873

1 Total net amount is computed as the gross amount less any participations.

Transfers of financial assets and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2010
Transfers of financial assets and variable interest entities
Securitizations

in	2010	2009	[1]	2008	[1]

Gains and cash flows (CHF million)

CMBS
Net gain [2]	13	0		32

Proceeds from transfer of assets	523	144		1,137

Purchases of previously transferred financial assets or its underlying collateral	0	0		(173)

Servicing fees	1	1		2

Cash received on interests that continue to be held	150	244		273

RMBS
Net gain [2]	214	194		56

Proceeds from transfer of assets	52,308	34,246		20,998

Purchases of previously transferred financial assets or its underlying collateral	0	(46)		(3)

Servicing fees	6	6		4

Cash received on interests that continue to be held	488	329		231

ABS [3]
Net gain [2]	0	19		0

Proceeds from transfer of assets	0	104		0

Purchases of previously transferred financial assets or its underlying collateral	0	(18)		0

Cash received on interests that continue to be held	6	18		22

CDO
Net gain [2]	69	107		63

Proceeds from transfer of assets	2,952	2,374		1,612

Purchases of previously transferred financial assets or its underlying collateral [4]	(1,823)	(1,850)		0

Cash received on interests that continue to be held	157	13		44

1 Amounts were previously presented separately as qualified special purpose entities (QSPEs) and SPEs. The change in the presentation was a result of new guidance. 2 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 3 Primarily home equity loans. 4 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Other asset-backed financing activities

in	2010	2009	2008

Gains and cash flows (CHF million)

Net gain [1]	16	12	22

Proceeds from transfer of assets [2]	1,424	3,494	6,063

Purchases of previously transferred financial assets or its underlying collateral	(696)	(219)	0

Cash received on interests that continue to be held	1,376	1,422	1,315

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the other asset-backed financing activity. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the other asset-backed financing activity pricing date and the sale price of the loans. 2 Primarily home equity loans.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement

end of	2010		2009	[1]

CHF million

CMBS
Principal amount outstanding	45,129	[2]	48,854	[2]

Total assets of SPE	65,667		71,477

RMBS
Principal amount outstanding	79,077	[2]	92,083	[2]

Total assets of SPE	85,556		99,119

ABS
Principal amount outstanding	4,171		7,244

Total assets of SPE	4,171		7,244

CDO
Principal amount outstanding	29,275	[2]	37,474	[2]

Total assets of SPE	29,279		37,952

Other asset-backed financing activities
Principal amount outstanding	10,770		12,261	[2]

Total assets of SPE	10,770		13,862

1 Amounts were previously presented separately as QSPEs and SPEs. The change in the presentation was a result of new guidance. 2 Principal amount outstanding relates to assets transferred from the Group and does not include principle amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer

at time of transfer	CMBS	RMBS

CHF million, except where indicated

Fair value of beneficial interests	79	3,110

of which level 2	79	2,751

of which level 3	0	359

Weighted-average life, in years	6.4	7.7

Prepayment speed assumption (rate per annum), in % [1]	–	0.0-43.7

Cash flow discount rate (rate per annum), in % [2]	5.5-10.2	0.0-70.1

Expected credit losses (rate per annum), in %	3.2-8.0	0.0-71.5

Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs

end of 2010	CMBS	[1]	RMBS	ABS	CDO	[2]	Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests	412		1,694	22	262		2,440

of which non-investment grade	25		1,070	22	35		2,397

Weighted-average life, in years	3.4		6.9	11.4	1.8		3.7

Prepayment speed assumption (rate per annum), in % [3]	–		0.2-35.8	0.0-4.1	–		–

Impact on fair value from 10% adverse change	–		(38.8)	(0.1)	–		–

Impact on fair value from 20% adverse change	–		(78.1)	(0.3)	–		–

Cash flow discount rate (rate per annum), in % [4]	2.2-40.3		2.2-52.5	7.5-28.0	0.7-29.2		0.8-7.8

Impact on fair value from 10% adverse change	(13.7)		(61.8)	(1.0)	(1.3)		(4.6)

Impact on fair value from 20% adverse change	(26.6)		(117.6)	(1.8)	(2.6)		(9.3)

Expected credit losses (rate per annum), in %	1.8-40.2		1.5-49.9	3.6-24.9	0.8-27.6		6.6-13.3

Impact on fair value from 10% adverse change	(9.8)		(48.2)	(0.6)	(0.8)		(4.1)

Impact on fair value from 20% adverse change	(19.2)		(92.1)	(1.2)	(1.5)		(8.4)

end of 2009	CMBS	[1]	RMBS	ABS	CDO	[2]	Other asset- backed financing activities

CHF million, except where indicated

Fair value of beneficial interests	1,216		1,831	93	1,230		2,636

of which non-investment grade	403		673	86	956		1,527

Weighted-average life, in years	2.7		5.0	4.3	3.7		3.9

Prepayment speed assumption (rate per annum), in % [3]	–		0.0-32.4	1.7-4.5	–		–

Impact on fair value from 10% adverse change	–		(31.9)	(0.3)	–		–

Impact on fair value from 20% adverse change	–		(66.0)	(0.5)	–		–

Cash flow discount rate (rate per annum), in % [4]	5.6-51.6		2.2-53.5	5.1-48.2	0.5-41.3		0.2-7.8

Impact on fair value from 10% adverse change	(24.2)		(48.3)	(0.8)	(2.1)		(6.1)

Impact on fair value from 20% adverse change	(46.6)		(91.6)	(1.5)	(4.0)		(11.7)

Expected credit losses (rate per annum), in %	3.3-48.1		3.3-49.5	3.4-47.5	1.0-39.3		0.5-9.7

Impact on fair value from 10% adverse change	(17.9)		(27.4)	(0.6)	(1.3)		(5.0)

Impact on fair value from 20% adverse change	(34.7)		(51.4)	(1.2)	(2.5)		(8.8)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDOs are generally structured to be protected from prepayment risk. 3 PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate is based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved

end of	2010	2009

CHF million

CMBS
Other assets	602	940

Liability to SPE, included in Other liabilities	(602)	(940)

RMBS
Other assets	58	296

Liability to SPE, included in Other liabilities	(58)	(296)

ABS
Trading assets	19	116

Other assets	1,341	1,137

Liability to SPE, included in Other liabilities	(1,360)	(1,253)

CDO
Trading assets	203	193

Other assets	171	195

Liability to SPE, included in Other liabilities	(374)	(388)

Other asset-backed financing activities
Trading assets	1,381	1,575

Other assets	29	15

Liability to SPE, included in Other liabilities	(1,410)	(1,590)

Consolidated VIEs in which the Group was primary beneficiary

			Financial intermediation

end of 2010	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,011	24	95	118	129	55	1,432

Trading assets	1,943	1,392	31	3,417	605	1,329	8,717

Investment securities	0	72	0	0	0	0	72

Other investments	0	0	0	46	1,781	507	2,334

Net loans	0	2,521	0	0	60	1,164	3,745

Premises and equipment	0	0	0	0	39	33	72

Loans held-for-sale	7,510	0	7,960	0	0	0	15,470

Other assets	58	1,278	1	65	2,278	420	4,100

Total assets of consolidated VIEs	10,522	5,287	8,087	3,646	4,892	3,508	35,942

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	54	54

Trading liabilities	33	0	0	149	0	6	188

Short-term borrowings	0	4,307	0	26	0	0	4,333

Long-term debt	9,617	23	9,139	499	221	240	19,739

Other liabilities	54	6	99	32	322	327	840

Total liabilities of consolidated VIEs	9,704	4,336	9,238	706	543	627	25,154

Total assets of consolidated VIEs increased CHF 27.1 billion, from CHF 8.8 billion as of 2009 to CHF 35.9 billion as of 2010. A significant portion of the increase was due to the adoption of ASU 2009-17 as of January 1, 2010, including an incremental increase to the Group's consolidated balance sheet from the adoption of ASU 2009-17 of CHF 15.0 billion and an increase in total assets of consolidated VIEs of CHF 12.9 billion of variable interest assets previously recognized on the Group's balance sheet as of the end of 2009 that are now recognized as assets of consolidated VIEs. These increases were partially offset by a decrease of CHF 0.8 billion of assets from 2010 activity and certain previously consolidated VIEs that were not required to be included in this disclosure prior to the adoption of ASU 2009-17.

end of 2009	CDO	Financial inter- mediation	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	9	515	524

Trading assets	473	2,750	3,223

Other investments	0	3,330	3,330

Net loans	0	157	157

Other assets	1	1,598	1,599

Total assets of consolidated VIEs	483	8,350	8,833

of which structured investment products	–	1,622	1,622

Liabilities of consolidated VIEs (CHF million)

Trading liabilities	0	466	466

Short-term borrowings	15	0	15

Long-term debt	193	1,717	1,910

Other liabilities	6	520	526

Total liabilities of consolidated VIEs	214	2,703	2,917

Non-consolidated VIEs

		Financial intermediation

end of 2010	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	130	3,847	2,426	645	2,905	9,953

Net loans	332	145	1,634	6,520	2,031	10,662

Other assets	0	0	80	0	32	112

Total variable interest assets	462	3,992	4,140	7,165	4,968	20,727

Maximum exposure to loss (CHF million)

Maximum exposure to loss	634	7,686	4,270	7,936	5,370	25,896

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	10,491	115,024	66,068	31,006	15,778	238,367

			Financial intermediation

end of 2009	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	789	659	1,132	2,400	1,168	715	6,863

Net loans	694	12,255	3,651	2,148	4,401	537	23,686

Other assets	0	4	0	207	0	1	212

Total variable interest assets	1,483	12,918	4,783	4,755	5,569	1,253	30,761

Maximum exposure to loss (CHF million)

Maximum exposure to loss	1,678	13,138	8,925	4,812	6,394	1,517	36,464

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	20,150	5,098	37,015	50,593	24,638	13,157	150,651

Financial instruments (Tables)	12 Months Ended
Dec. 31, 2010
Financial instruments.
Assets and liabilities measured at fair value on a recurring basis

end of 2010	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	135,709	1,197	0		136,906

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Securities received as collateral	36,319	5,828	0	0		42,147

Debt	84,937	58,605	11,013	0		154,555

of which foreign governments	67,775	8,100	373	0		76,248

of which corporates	196	34,722	3,803	0		38,721

of which RMBS	16,233	6,937	3,264	0		26,434

of which CMBS	0	2,226	1,861	0		4,087

of which CDO	0	5,764	1,135	0		6,899

Equity	91,376	10,943	622	0		102,941

Derivatives	7,004	663,116	8,719	(631,095)		47,744

of which interest rate products	3,217	475,596	2,072	–		–

of which foreign exchange products	1	83,857	843	–		–

of which equity/index-related products	3,002	31,967	2,300	–		–

of which credit derivatives	0	46,824	2,725	–		–

Other	7,229	10,217	2,018	0		19,464

Trading assets	190,546	742,881	22,372	(631,095)		324,704

Debt	6,186	1,590	79	0		7,855

of which foreign governments	5,904	284	18	0		6,206

of which corporates	0	984	0	0		984

of which CDO	0	321	62	0		383

Equity	4	86	0	0		90

Investment securities	6,190	1,676	79	0		7,945

Private equity	0	0	4,609	0		4,609

of which equity funds	0	0	3,516	0		3,516

Hedge funds	0	575	259	0		834

of which debt funds	0	185	165	0		350

Other equity investments	631	807	4,723	0		6,161

of which private	8	614	4,719	0		5,341

Life finance instruments	0	0	1,844	0		1,844

Other investments	631	1,382	11,435	0		13,448

Loans	0	12,294	6,258	0		18,552

of which commercial and industrial loans	0	6,574	3,558	0		10,132

of which financial institutions	0	5,389	2,195	0		7,584

Other intangible assets (mortgage servicing rights)	0	0	66	0		66

Other assets	5,886	24,526	9,253	(195)		39,470

of which loans held-for-sale	0	14,866	8,932	0		23,798

Total assets at fair value	239,572	924,296	50,660	(631,290)		583,238

Less other investments - equity at fair value attributable to noncontrolling interests	(522)	(870)	(4,518)	0		(5,910)

Less assets consolidated under ASU 2009-17 [2]	0	(11,655)	(7,155)	0		(18,810)

Assets at fair value excluding noncontrolling interests and assets not consolidated under Basel II	239,050	911,771	38,987	(631,290)		558,518

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents an adjustment related to counterparty netting. 2 Assets of consolidated VIEs that are not risk-weighted assets under Basel II.

end of 2010	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,444	0	0		3,444

Customer deposits	0	3,537	0	0		3,537

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	123,190	507	0		123,697

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Obligation to return securities received as collateral	36,319	5,828	0	0		42,147

Debt	44,635	11,356	65	0		56,056

of which foreign governments	44,466	1,130	0	0		45,596

of which corporates	6	9,432	65	0		9,503

Equity	19,580	404	28	0		20,012

Derivatives	6,817	673,437	9,107	(631,432)		57,929

of which interest rate products	2,980	470,284	1,341	–		–

of which foreign exchange products	16	95,916	2,941	–		–

of which equity/index-related products	2,971	35,897	2,940	–		–

of which credit derivatives	0	45,343	1,256	–		–

Trading liabilities	71,032	685,197	9,200	(631,432)		133,997

Short-term borrowings	0	3,185	123	0		3,308

Long-term debt	402	66,493	16,797	0		83,692

of which treasury debt over two years	0	19,500	0	0		19,500

of which structured notes over two years	0	20,162	9,488	0		29,650

of which non-recourse liabilities	402	12,200	6,825	0		19,427

Other liabilities	0	26,047	3,734	(596)		29,185

of which failed sales	0	3,885	1,849	0		5,734

Total liabilities at fair value	107,753	916,921	30,361	(632,028)		423,007

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents an adjustment related to counterparty netting.

end of 2009	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	126,789	1,514	0		128,303

Debt	3,931	713	0	0		4,644

of which corporates	3,408	681	0	0		4,089

Equity	32,872	0	0	0		32,872

Securities received as collateral	36,803	713	0	0		37,516

Debt	93,078	54,357	11,980	0		159,415

of which foreign governments	60,439	10,721	39	0		71,199

of which corporates	3,585	32,094	4,816	0		40,495

of which RMBS	27,496	7,449	3,626	0		38,571

of which CMBS	0	1,119	2,461	0		3,580

Equity	86,329	13,714	488	0		100,531

Derivatives	6,474	693,368	11,192	(655,903)		55,131

of which credit derivatives	0	63,864	4,339	–		–

Other	6,337	8,514	2,310	0		17,161

Trading assets	192,218	769,953	25,970	(655,903)		332,238

Debt	9,967	633	86	0		10,686

of which foreign governments	8,712	262	19	0		8,993

Equity	5	102	0	0		107

Investment securities	9,972	735	86	0		10,793

Private equity	0	35	4,538	0		4,573

of which equity funds	0	35	3,547	0		3,582

Hedge funds	0	1,179	475	0		1,654

of which debt funds	0	624	209	0		833

Other equity investments	1,538	4,121	7,192	0		12,851

of which private	0	3,902	7,190	0		11,092

Life finance instruments	0	0	2,048	0		2,048

Other investments	1,538	5,335	14,253	0		21,126

Loans	0	25,167	11,079	0		36,246

Other intangible assets (mortgage servicing rights)	0	0	30	0		30

Other assets	5,772	16,633	6,744	(24)		29,125

Total assets at fair value	246,303	945,325	59,676	(655,927)		595,377

Less other investments - equity at fair value attributable to noncontrolling interests	(1,297)	(331)	(7,011)	0		(8,639)

Assets at fair value excluding noncontrolling interests	245,006	944,994	52,665	(655,927)		586,738

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents an adjustment related to counterparty netting.

end of 2009	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	4,695	0	0		4,695

Customer deposits	0	2,676	0	0		2,676

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	121,930	206	0		122,136

Debt	3,931	713	0	0		4,644

of which corporates	3,408	681	0	0		4,089

Equity	32,872	0	0	0		32,872

Obligation to return securities received as collateral	36,803	713	0	0		37,516

Debt	48,719	9,692	93	0		58,504

of which foreign governments	48,665	2,534	0	0		51,199

of which corporates	19	7,011	93	0		7,123

Equity	17,908	503	31	0		18,442

Derivatives	6,058	691,049	11,827	(652,399)		56,535

of which credit derivatives	0	59,869	1,996	–		–

Trading liabilities	72,685	701,244	11,951	(652,399)		133,481

Short-term borrowings	0	3,219	164	0		3,383

Long-term debt	0	57,867	16,646	0		74,513

Other liabilities	246	26,253	3,995	(105)		30,389

Total liabilities at fair value	109,734	918,597	32,962	(652,504)		408,789

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents an adjustment related to counterparty netting.

Assets and liabilities measured at fair value on a recurring basis for level 3

						Trading revenues			Other revenues

2010	Balance at beginning of period	Transfers in	Transfers out	Purchases, sales, issuances, settlements	[1]	On transfers in / out	[2]	On all other	On transfers in / out	[2]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,514	0	0	(209)		0		8	0		0	(116)	1,197

Debt	11,980	3,142	(2,422)	(1,946)		193		1,037	0		(2)	(969)	11,013

of which corporates	4,816	770	(604)	(870)		45		121	0		(2)	(473)	3,803

of which RMBS	3,626	1,239	(1,093)	(824)		126		491	0		0	(301)	3,264

of which CMBS	2,461	259	(207)	(577)		12		(73)	0		0	(14)	1,861

of which CDO	559	607	(435)	(28)		7		526	0		0	(101)	1,135

Equity	488	334	(177)	48		(3)		(31)	0		0	(37)	622

Derivatives	11,192	2,493	(2,156)	(2,411)		108		301	0		(1)	(807)	8,719

of which interest rate products	1,529	576	(206)	(109)		102		353	0		(1)	(172)	2,072

of which equity/index-related products	3,298	236	(644)	(744)		104		315	0		0	(265)	2,300

of which credit derivatives	4,339	1,407	(1,060)	(870)		(141)		(739)	0		0	(211)	2,725

Other	2,310	688	(778)	14		27		(37)	0		0	(206)	2,018

Trading assets	25,970	6,657	(5,533)	(4,295)		325		1,270	0		(3)	(2,019)	22,372

Investment securities	86	0	(133)	148		0		4	0		0	(26)	79

Equity	12,205	328	(397)	(2,329)		0		(14)	25		581	(808)	9,591

Life finance instruments	2,048	0	0	(134)		0		113	0		0	(183)	1,844

Other investments	14,253	328	(397)	(2,463)		0		99	25		581	(991)	11,435

Loans	11,079	1,215	(3,686)	(1,689)		51		81	0		34	(827)	6,258

of which commercial and industrial loans	8,346	703	(1,644)	(3,251)		43		(267)	0		34	(406)	3,558

of which financial institutions	2,454	160	(1,839)	1,439		8		362	0		0	(389)	2,195

Other intangible assets	30	0	0	91		0		0	0		(48)	(7)	66

Other assets	6,744	4,808	(7,169)	4,158		852		1,043	0		39	(1,222)	9,253

of which loans held-for-sale	6,220	4,744	(7,132)	4,294		849		1,106	0		46	(1,195)	8,932

Total assets at fair value	59,676	13,008	(16,918)	(4,259)		1,228		2,505	25		603	(5,208)	50,660

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	206	0	0	356		(3)		3	0		0	(55)	507

Trading liabilities	11,951	2,109	(2,632)	(2,134)		397		454	0		0	(945)	9,200

of which interest rate derivatives	1,786	387	(307)	(283)		57		(179)	0		0	(120)	1,341

of which foreign exchange derivatives	2,936	156	(16)	(421)		5		561	0		0	(280)	2,941

of which equity/index-related derivatives	3,635	194	(744)	(574)		140		639	0		0	(350)	2,940

of which credit derivatives	1,996	1,244	(939)	(467)		35		(530)	0		0	(83)	1,256

Short-term borrowings	164	46	(69)	33		5		(41)	0		0	(15)	123

Long-term debt	16,646	4,313	(8,781)	4,595		658		1,600	0		0	(2,234)	16,797

of which structured notes over two years	14,781	1,330	(3,364)	(2,198)		(52)		179	0		0	(1,188)	9,488

of which non-recourse liabilities	0	2,789	(5,069)	7,975		696		1,425	0		0	(991)	6,825

Other liabilities	3,995	409	(150)	(42)		(39)		(283)	0		170	(326)	3,734

of which failed sales	1,932	197	(37)	161		5		(244)	0		0	(165)	1,849

Total liabilities at fair value	32,962	6,877	(11,632)	2,808		1,018		1,733	0		170	(3,575)	30,361

Net assets/liabilities at fair value	26,714	6,131	(5,286)	(7,067)		210		772	25		433	(1,633)	20,299

1 Includes CHF 10.1 billion of level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010. For further information, refer to Note 2 – Recently issued accounting standards. 2 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

					Trading revenues			Other revenues

2009	Balance at beginning of period	Transfers in	Transfers out	Purchases, sales, issuances, settlements	On transfers in	On transfers out	On all other	On transfers in	On transfers out	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,570	0	0	(58)	0	0	0	0	0	2	1,514

Debt	19,860	2,189	(3,693)	(7,002)	61	663	110	0	0	(2)	(206)	11,980

of which corporates	13,193	677	(2,332)	(7,543)	(9)	618	232	0	0	(2)	(18)	4,816

of which RMBS	2,512	754	(863)	819	(33)	19	540	0	0	0	(122)	3,626

of which CMBS	2,306	195	(154)	363	24	9	(210)	0	0	0	(72)	2,461

Equity	2,187	1,829	(1,510)	(1,905)	(133)	(41)	(26)	0	0	(5)	92	488

Derivatives	24,795	5,051	(8,994)	(10,134)	(1,389)	472	1,488	0	0	0	(97)	11,192

of which credit derivatives	12,107	3,939	(4,649)	(5,955)	(1,230)	440	(378)	0	0	0	65	4,339

Other	4,254	276	(1,971)	(1,017)	17	103	726	0	0	1	(79)	2,310

Trading assets	51,096	9,345	(16,168)	(20,058)	(1,444)	1,197	2,298	0	0	(6)	(290)	25,970

Investment securities	0	0	0	47	0	0	35	0	0	0	4	86

Equity	16,933	1,981	(1,602)	(3,261)	0	0	10	(103)	(3)	(1,588)	(162)	12,205

Life finance instruments	1,942	9	0	314	1	0	(164)	0	0	0	(54)	2,048

Other investments	18,875	1,990	(1,602)	(2,947)	1	0	(154)	(103)	(3)	(1,588)	(216)	14,253

Loans	14,309	1,006	(1,424)	(3,686)	57	(328)	1,202	0	0	0	(57)	11,079

Other intangible assets	113	0	0	(48)	0	0	0	0	0	(36)	1	30

Other assets	13,645	1,068	(3,132)	(5,293)	(61)	528	58	0	0	0	(69)	6,744

Total assets at fair value	98,038	14,979	(22,326)	(31,985)	(1,505)	1,397	3,439	(103)	(3)	(1,630)	(625)	59,676

Liabilities (CHF million)

Due to banks	3	0	0	(3)	0	0	0	0	0	0	0	0

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	205	0	0	2	0	0	0	0	0	(1)	206

Trading liabilities	23,590	4,997	(8,686)	(7,925)	(857)	882	115	0	0	0	(165)	11,951

of which derivatives	23,455	4,706	(8,470)	(7,806)	(835)	892	43	0	0	0	(158)	11,827

Short-term borrowings	350	381	(5)	(795)	(3)	(1)	216	0	0	0	21	164

Long-term debt	23,853	1,864	(2,932)	(6,155)	168	343	(268)	0	0	0	(227)	16,646

Other liabilities	3,251	678	(1,603)	595	3	187	264	22	0	737	(139)	3,995

Total liabilities at fair value	51,047	8,125	(13,226)	(14,283)	(687)	1,411	327	22	0	737	(511)	32,962

Net assets/liabilities at fair value	46,991	6,854	(9,100)	(17,702)	(818)	(14)	3,112	(125)	(3)	(2,367)	(114)	26,714

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

	2010				2009

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	982	458	1,440	[1]	2,280	(2,495)	(215)	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,197)	120	(1,077)		(2,506)	(2,354)	(4,860)

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Nonrecurring fair value changes

end of	2010	2009

Loans recorded at fair value on a nonrecurring basis (CHF billion)

Loans recorded at fair value on a nonrecurring basis	0.6	1.1

of which level 2	0.1	0.1

of which level 3	0.5	1.0

Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and instruments

	2010			2009

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-performing loans	105	187	(82)	168	273	(105)

Non-interest-earning loans	653	2,087	(1,434)	1,519	3,763	(2,244)

Financial instruments (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	136,906	135,939	967	128,303	127,575	728

Loans	18,552	18,677	(125)	36,246	33,672	2,574

Other assets [1]	25,078	36,195	(11,117)	11,991	23,441	(11,450)

Due to banks and customer deposits	(410)	(420)	10	(1,868)	(1,870)	2

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(123,697)	(123,562)	(135)	(122,136)	(122,053)	(83)

Short-term borrowings	(3,308)	(3,262)	(46)	(3,383)	(3,439)	56

Long-term debt	(83,692)	(90,271)	6,579	(74,513)	(75,767)	1,254

Other liabilities	(5,734)	(7,569)	1,835	(6,197)	(8,531)	2,334

1 Primarily loans held-for-sale.

Gains and losses on financial instruments

	2010		2009

in	Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Interest-bearing deposits with banks	11	[1]	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,901	[1]	1,363	[1]

Other trading assets	46	[2]	262	[2]

Other investments	(225)	[3]	998	[3]

of which related to credit risk	(2)		0

Loans	1,065	[1]	7,976	[2]

of which related to credit risk	707		5,255

Other assets	5,896	[2]	1,458	[1]

of which related to credit risk	589		549

Due to banks and customer deposits	(27)	[2]	(9)	[1]

of which related to credit risk	0		2

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(471)	[1]	(1,421)	[1]

Short-term borrowings	(51)	[2]	(778)	[2]

of which related to credit risk [4]	1		6

Long-term debt	(6,162)	[2]	(10,345)	[2]

of which related to credit risk [4]	273		(4,004)

Other liabilities	(232)	[2]	1,299	[2]

of which related to credit risk	(97)		1,125

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk is due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt related to credit risk were CHF 341 million and CHF (4,458) million in 2010 and 2009, respectively.

Fair value, unfunded commitments and term of redemption conditions

end of 2010	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	0		29		29	0

Equity funds	37		6,340	[1]	6,377	0

Equity funds sold short	0		(109)		(109)	0

Total funds held in trading assets and liabilities	37		6,260		6,297	0

Debt funds	20		330		350	234

Equity funds	8		219		227	0

Others	5		252		257	0

Hedge funds	33		801	[2]	834	234

Debt funds	12		0		12	19

Equity funds	3,516		0		3,516	1,054

Real estate funds	322		0		322	223

Others	759		0		759	213

Private equities	4,609		0		4,609	1,509

Equity method investments	1,183		0		1,183	0

Total funds held in other investments	5,825		801		6,626	1,743

Total fair value	5,862	[3]	7,061	[4]	12,923	1,743	[5]

1 47% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 22% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 16% is redeemable on an annual basis with a notice period primarily of more than 60 days. 2 51% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 22% is redeemable on demand with a notice period of less than 30 days and 17% is redeemable on a monthly basis with a notice period primarily of more than 30 days. 3 Includes CHF 2,399 million attributable to noncontrolling interests. 4 Includes CHF 95 million attributable to noncontrolling interests. 5 Includes CHF 641 million attributable to noncontrolling interests.

end of 2009	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	29		65		94	0

Equity funds	121		8,002	[1]	8,123	0

Equity funds sold short	0		(45)		(45)	0

Total funds held in trading assets and liabilities	150		8,022		8,172	0

Debt funds	189		650		839	0

Equity funds	0		205		205	0

Real estate funds	0		129		129	0

Others	1		486		487	0

Hedge funds	190		1,470	[2]	1,660	0

Debt funds	18		0		18	22

Equity funds	3,547		35		3,582	1,648

Real estate funds	251		0		251	85

Others	722		0		722	222

Private equities	4,538		35		4,573	1,977

Equity method investments	1,526		16		1,542	0

Total funds held in other investments	6,254		1,521		7,775	1,977

Total fair value	6,404	[3]	9,543		15,947	1,977	[4]

1 40% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 38% is redeemable on a monthly basis with a notice period primarily of more than 30 days and 13% is redeemable on an annual basis with a notice period of more than 60 days. 2 61% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period of more than 60 days, 23% is redeemable on an annual basis with a notice period of more than 60 days and 9% is redeemable on demand with a notice period of less than 30 days. 3 Includes CHF 2,631 million attributable to noncontrolling interests. 4 Includes CHF 803 million attributable to noncontrolling interests.

Carrying value and estimated fair values of financial instruments

	2010		2009

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	220,443	220,443	209,499	209,499

Securities received as collateral	42,147	42,147	37,516	37,516

Trading assets	324,704	324,704	332,238	332,238

Investment securities	8,397	8,397	11,232	11,232

Loans	218,842	221,937	237,180	239,756

Other financial assets [1]	189,973	190,011	177,891	177,948

Financial liabilities (CHF million)

Due to banks and deposits	325,057	325,051	322,908	322,897

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	168,394	168,394	191,687	191,687

Obligation to return securities received as collateral	42,147	42,147	37,516	37,516

Trading liabilities	133,997	133,997	133,481	133,481

Short-term borrowings	21,683	21,683	7,645	7,645

Long-term debt	173,752	172,698	159,365	159,093

Other financial liabilities [2]	123,549	123,549	130,180	130,180

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets pledged or assigned (Tables)	12 Months Ended
Dec. 31, 2010
Assets pledged or assigned
Assets pledged or assigned and other information

end of	2010	2009

Assets pledged or assigned (CHF million)

Book value of assets pledged or assigned as collateral	169,702	225,593

of which assets provided with the right to sell or repledge	112,246	145,177

Fair value of collateral received with the right to sell or repledge	356,970	337,448

of which sold or repledged	307,894	300,665

Other information (CHF million)

Cash and securities restricted under foreign banking regulations	16,090	13,501

Swiss National Bank required minimum liquidity reserves	2,090	1,829

Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2010
Capital adequacy
BIS statistics

end of	2010	2009

Risk-weighted assets (CHF million)

Credit risk	158,735	164,997

Non-counterparty risk	7,380	7,141

Market risk	18,925	17,458

Operational risk	33,662	32,013

Risk-weighted assets	218,702	221,609

Eligible capital (CHF million)

Core tier 1 capital	26,627	24,009

Tier 1 capital	37,725	36,207

Tier 2 capital	10,074	9,521

Total eligible capital	47,799	45,728

Capital ratios (%)

Core tier 1 ratio	12.2	10.8

Tier 1 ratio	17.2	16.3

Total capital ratio	21.9	20.6

Assets under management (Tables)	12 Months Ended
Dec. 31, 2010
Assets under management
Assets under management and net new assets

in / end of	2010	2009

Assets under management (CHF billion)

Assets in collective investment instruments managed by Credit Suisse	215.7	199.4

Assets with discretionary mandates	213.4	222.9

Other assets under management	823.9	806.7

Assets under management (including double counting)	1,253.0	1,229.0

of which double counting	128.0	124.0

Net new assets (CHF billion)

Total net new assets, including double counting	69.0	38.3	[1]

1 Includes net asset outflows of CHF 5.9 billion in 2009 from discontinued operations relating to the sale of part of Asset Management’s traditional investment strategies business.

Litigation (Tables)	12 Months Ended
Dec. 31, 2010
Litigation.
Roll forward of the Group's aggregate litigation provisions

2010

CHF million

Balance at beginning of period	869

Increase in litigation accruals	533

Decrease in litigation accruals	(60)

Decrease for settlements and other cash payments	(398)

Foreign exchange translation	(83)

Balance at end of period	861

Significant subsidiaries and equity method investments (Tables)	12 Months Ended
Dec. 31, 2010
Significant subsidiaries and equity method investments
Significant subsidiaries and equity method investments
Significant subsidiaries
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

as of December 31, 2010

100		Credit Suisse AG	Zurich, Switzerland	CHF	4,399.7

100		BANK-now AG	Horgen, Switzerland	CHF	30.0

100		Credit Suisse Group Finance (U.S.) Inc.	Wilmington, United States	USD	600.0

100		CS LP Holding AG	Zug, Switzerland	CHF	0.1

100		Credit Suisse Trust AG	Zurich, Switzerland	CHF	5.0

100		Credit Suisse Trust Holdings Limited	St. Peter Port, Guernsey	GBP	2.0

100		Inreska Limited	St. Peter Port, Guernsey	GBP	3.0

100		Wincasa AG	Winterthur, Switzerland	CHF	1.5

100		Neue Aargauer Bank AG	Aarau, Switzerland	CHF	134.1

90		Clariden Leu Holding AG	Zurich, Switzerland	CHF	8.1

90		Clariden Leu AG	Zurich, Switzerland	CHF	50.0

90		Clariden Leu Financial Products (Guernsey) Ltd.	St. Peter Port, Guernsey	GBP	0.0

90		Clariden Leu Immobilien AG	Zurich, Switzerland	CHF	1.0

88		Savoy Hotel Baur en Ville AG	Zurich, Switzerland	CHF	7.5

		Credit Suisse AG

100		AJP Cayman Ltd.	George Town, Cayman Islands	JPY	8,025.6

100		Banco Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	53.6

100		Banco Credit Suisse (México), S.A.	Mexico City, Mexico	MXN	1,016.7

100		Banco de Investimentos Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	164.8

100		Boston Re Ltd.	Hamilton, Bermuda	USD	2.0

100		Casa de Bolsa Credit Suisse (México), S.A. de C.V.	Mexico City, Mexico	MXN	274.1

100		CJSC Bank Credit Suisse (Moscow)	Moscow, Russia	USD	37.8

100		Column Financial, Inc.	Salt Lake City, United States	USD	0.0

100		Credit Suisse (Australia) Limited	Sydney, Australia	AUD	34.1

100		Credit Suisse (Brasil) Distribuidora de Titulos e Valores Mobiliários S.A.	São Paulo, Brazil	BRL	5.0

100		Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliários	São Paulo, Brazil	BRL	98.4

100		Credit Suisse (Deutschland) Aktiengesellschaft	Frankfurt, Germany	EUR	130.0

100		Credit Suisse (France)	Paris, France	EUR	52.9

100		Credit Suisse (Gibraltar) Limited	Gibraltar, Gibraltar	GBP	5.0

100		Credit Suisse (Guernsey) Limited	St. Peter Port, Guernsey	USD	6.1

100		Credit Suisse (Hong Kong) Limited	Hong Kong, China	HKD	3,809.9

100		Credit Suisse (Italy) S.p.A.	Milan, Italy	EUR	74.6

100	[1]	Credit Suisse (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	43.0

100		Credit Suisse (Monaco) S.A.M.	Monte Carlo, Monaco	EUR	12.0

100		Credit Suisse (Singapore) Limited	Singapore, Singapore	SGD	621.3

100		Credit Suisse (UK) Limited	London, United Kingdom	GBP	102.3

100	[2]	Credit Suisse (USA), Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse Asset Finance Limited	George Town, Cayman Islands	CHF	0.0

100		Credit Suisse Asset Management (UK) Holding Limited	London, United Kingdom	GBP	144.2

100		Credit Suisse Asset Management Fund Service (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	1.5

100		Credit Suisse Asset Management Funds (UK) Limited	London, United Kingdom	GBP	15.5

100		Credit Suisse Asset Management Funds AG	Zurich, Switzerland	CHF	7.0

100		Credit Suisse Asset Management Funds S.p.A. S.G.R.	Milan, Italy	EUR	5.0

Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

100		Credit Suisse Asset Management Holding Europe (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	32.6

100		Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH	Frankfurt, Germany	EUR	6.1

100		Credit Suisse Asset Management International Holding Ltd	Zurich, Switzerland	CHF	20.0

100		Credit Suisse Asset Management Investments Ltd	Zurich, Switzerland	CHF	0.1

100		Credit Suisse Asset Management Limited	London, United Kingdom	GBP	45.0

100		Credit Suisse Asset Management, LLC	Wilmington, United States	USD	924.9

100		Credit Suisse Capital (Guernsey) I Limited	St. Peter Port, Guernsey	USD	0.0

100		Credit Suisse Capital Funding, Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse Capital LLC	Wilmington, United States	USD	737.6

100		Credit Suisse Energy LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Equities (Australia) Limited	Sydney, Australia	AUD	62.5

100		Credit Suisse Finance (Guernsey) Limited	St. Peter Port, Guernsey	USD	0.2

100		Credit Suisse Finance (India) Private Limited	Mumbai, India	INR	1,050.1

100		Credit Suisse First Boston (Latam Holdings) LLC	George Town, Cayman Islands	USD	23.8

100		Credit Suisse First Boston Finance B.V.	Amsterdam, The Netherlands	EUR	0.0

100		Credit Suisse First Boston Mortgage Capital LLC	Wilmington, United States	USD	356.6

100		Credit Suisse Fund Management S.A.	Luxembourg, Luxembourg	CHF	0.3

100		Credit Suisse Holdings (Australia) Limited	Sydney, Australia	AUD	3.0

100		Credit Suisse Holdings (USA), Inc.	Wilmington, United States	USD	4,184.7

100	[3]	Credit Suisse International	London, United Kingdom	USD	4,389.6

100		Credit Suisse Investment Products (Asia Pacific) Limited	George Town, Cayman Islands	USD	0.0

100		Credit Suisse Leasing 92A, L.P.	New York, United States	USD	85.3

100		Credit Suisse Life & Pensions AG	Vaduz, Liechtenstein	CHF	15.0

100		Credit Suisse Life (Bermuda) Ltd.	Hamilton, Bermuda	USD	1.0

100		Credit Suisse Loan Funding LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Management LLC	Wilmington, United States	USD	894.3

100		Credit Suisse Principal Investments Limited	George Town, Cayman Islands	JPY	3,324.0

100		Credit Suisse Private Equity, Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse PSL GmbH	Zurich, Switzerland	CHF	0.0

100		Credit Suisse Securities (Canada), Inc.	Toronto, Canada	CAD	3.4

100		Credit Suisse Securities (Europe) Limited	London, United Kingdom	USD	3,527.3

100		Credit Suisse Securities (Hong Kong) Limited	Hong Kong, China	HKD	530.9

100		Credit Suisse Securities (India) Private Limited	Mumbai, India	INR	2,214.8

100		Credit Suisse Securities (Japan) Limited	Tokyo, Japan	JPY	78,100.0

100		Credit Suisse Securities (Johannesburg) (Proprietary) Limited	Johannesburg, South Africa	ZAR	0.0

100		Credit Suisse Securities (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	MYR	100.0

100		Credit Suisse Securities (Moscow)	Moscow, Russia	RUB	97.1

100		Credit Suisse Securities (Singapore) Pte Limited	Singapore, Singapore	SGD	30.0

100		Credit Suisse Securities (Thailand) Limited	Bangkok, Thailand	THB	331.0

100		Credit Suisse Securities (USA) LLC	Wilmington, United States	USD	3,503.4

100		CS Non-Traditional Products Ltd.	Nassau, Bahamas	USD	0.1

100		DLJ Capital Corporation	Wilmington, United States	USD	4.0

Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

100		DLJ Mortgage Capital, Inc.	Wilmington, United States	USD	0.0

100		J O Hambro Investment Management Limited	London, United Kingdom	GBP	22.6

100		Merban Equity AG	Zug, Switzerland	CHF	0.1

100		Pearl Investment Management Limited	Nassau, Bahamas	USD	0.1

100		SPS Holding Corporation	Wilmington, United States	USD	0.1

100		Stanton Equity Trading Delaware LLC	Wilmington, United States	USD	0.8

100		Whist Equity Trading LLC	Wilmington, United States	USD	140.4

99		PT Credit Suisse Securities Indonesia	Jakarta, Indonesia	IDR	235,000.0

83		Asset Management Finance LLC	Wilmington, United States	USD	341.6

60		Credit Suisse (Qatar) LLC	Doha, Qatar	USD	10.0

55		Credit Suisse Saudi Arabia	Riyadh, Saudi Arabia	SAR	210.0

50	[4]	Credit Suisse Hedging-Griffo Investimentos S.A.	São Paulo, Brazil	BRL	49.2

1 58% owned by Credit Suisse AG. 2 43% of voting rights held by Credit Suisse Group AG, Guernsey Branch. 3 80% of voting rights and 94% of equity interest held by Credit Suisse AG. 4 Controlling interest.

Significant equity method investments
Equity interest in %		Company name	Domicile

as of December 31, 2010

26		Capital Union E.C.	Manama, Kingdom of Bahrain

100	[1]	Credit Suisse Group Finance (Guernsey) Limited	St. Peter Port, Guernsey

25		SECB Swiss Euro Clearing Bank GmbH	Frankfurt, Germany

50		Swisscard AECS AG	Horgen, Switzerland

Credit Suisse AG

8	[2]	Absolute Invest Ltd.	Zug, Switzerland

33		Credit Suisse Founder Securities Limited	Beijing, China

25		E.L. & C. Baillieu Stockbroking (Holdings) Pty Ltd	Melbourne, Australia

25		ICBC Credit Suisse Asset Management Co., Ltd.	Beijing, China

21		Aberdeen Asset Management PLC	Aberdeen, United Kingdom

5	[3]	York Capital Management	New York, United States

1 Deconsolidated under US GAAP as the Group is not the primary beneficiary. 2 The Group retains significant influence through Board of Directors representation. 3 The Group acquired a significant noncontrolling interest.

Subsidiary guarantee information (Tables)	12 Months Ended
Dec. 31, 2010
Subsidiary guarantee information
Condensed consolidating statements of operations

in 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	8,897	15,928		24,825	209	499		25,533

Interest expense	(5,454)	(13,344)		(18,798)	(203)	9		(18,992)

Net interest income	3,443	2,584		6,027	6	508		6,541

Commissions and fees	4,403	8,719		13,122	9	947		14,078

Trading revenues	667	8,405		9,072	0	266		9,338

Other revenues	1,081	296		1,377	4,982	(4,930)		1,429

Net revenues	9,594	20,004		29,598	4,997	(3,209)		31,386

Provision for credit losses	13	(137)		(124)	0	45		(79)

Compensation and benefits	4,177	10,195		14,372	90	137		14,599

General and administrative expenses	1,883	5,205		7,088	(196)	339		7,231

Commission expenses	307	1,684		1,991	3	154		2,148

Total other operating expenses	2,190	6,889		9,079	(193)	493		9,379

Total operating expenses	6,367	17,084		23,451	(103)	630		23,978

Income/(loss) from continuing operations before taxes	3,214	3,057		6,271	5,100	(3,884)		7,487

Income tax expense	952	306		1,258	2	288		1,548

Income/(loss) from continuing operations	2,262	2,751		5,013	5,098	(4,172)		5,939

Income/(loss) from discontinued operations, net of tax	0	(19)		(19)	0	0		(19)

Net income/(loss)	2,262	2,732		4,994	5,098	(4,172)		5,920

Less net income/(loss) attributable to noncontrolling interests	592	210		802	0	20		822

Net income/(loss) attributable to shareholders	1,670	2,522		4,192	5,098	(4,192)		5,098

of which from continuing operations	1,670	2,541		4,211	5,098	(4,192)		5,117

of which from discontinued operations	0	(19)		(19)	0	0		(19)

1 Includes eliminations and consolidation adjustments.

in 2009	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	8,947	15,575		24,522	256	510		25,288

Interest expense	(4,949)	(13,204)		(18,153)	(250)	6		(18,397)

Net interest income	3,998	2,371		6,369	6	516		6,891

Commissions and fees	3,548	9,222		12,770	10	970		13,750

Trading revenues	2,956	9,208		12,164	0	(13)		12,151

Other revenues	(836)	1,526		690	6,707	(6,895)		502

Net revenues	9,666	22,327		31,993	6,723	(5,422)		33,294

Provision for credit losses	24	436		460	0	46		506

Compensation and benefits	4,613	10,093		14,706	31	276		15,013

General and administrative expenses	1,981	5,641		7,622	(19)	98		7,701

Commission expenses	356	1,492		1,848	0	149		1,997

Total other operating expenses	2,337	7,133		9,470	(19)	247		9,698

Total operating expenses	6,950	17,226		24,176	12	523		24,711

Income/(loss) from continuing operations before taxes	2,692	4,665		7,357	6,711	(5,991)		8,077

Income tax expense/(benefit)	1,403	391		1,794	(13)	54		1,835

Income/(loss) from continuing operations	1,289	4,274		5,563	6,724	(6,045)		6,242

Income/(loss) from discontinued operations, net of tax	0	169		169	0	0		169

Net income/(loss)	1,289	4,443		5,732	6,724	(6,045)		6,411

Less net income/(loss) attributable to noncontrolling interests	(858)	161		(697)	0	384		(313)

Net income/(loss) attributable to shareholders	2,147	4,282		6,429	6,724	(6,429)		6,724

of which from continuing operations	2,147	4,113		6,260	6,724	(6,429)		6,555

of which from discontinued operations	0	169		169	0	0		169

1 Includes eliminations and consolidation adjustments.

in 2008	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	18,251	28,851		47,102	403	434		47,939

Interest expense	(14,179)	(25,010)		(39,189)	(401)	187		(39,403)

Net interest income	4,072	3,841		7,913	2	621		8,536

Commissions and fees	3,565	10,075		13,640	18	1,154		14,812

Trading revenues	(3,346)	(6,994)		(10,340)	0	460		(9,880)

Other revenues	(2,419)	(1,489)		(3,908)	(8,058)	7,766		(4,200)

Net revenues	1,872	5,433		7,305	(8,038)	10,001		9,268

Provision for credit losses	4	793		797	0	16		813

Compensation and benefits	3,855	9,103		12,958	72	224		13,254

General and administrative expenses	1,518	5,781		7,299	106	404		7,809

Commission expenses	353	1,737		2,090	1	203		2,294

Total other operating expenses	1,871	7,518		9,389	107	607		10,103

Total operating expenses	5,726	16,621		22,347	179	831		23,357

Income/(loss) from continuing operations before taxes	(3,858)	(11,981)		(15,839)	(8,217)	9,154		(14,902)

Income tax expense/(benefit)	(637)	(4,285)		(4,922)	1	325		(4,596)

Income/(loss) from continuing operations	(3,221)	(7,696)		(10,917)	(8,218)	8,829		(10,306)

Income/(loss) from discontinued operations, net of tax	0	(531)		(531)	0	0		(531)

Net income/(loss)	(3,221)	(8,227)		(11,448)	(8,218)	8,829		(10,837)

Less net income/(loss) attributable to noncontrolling interests	(2,338)	(1,041)		(3,379)	0	760		(2,619)

Net income/(loss) attributable to shareholders	(883)	(7,186)		(8,069)	(8,218)	8,069		(8,218)

of which from continuing operations	(883)	(6,655)		(7,538)	(8,218)	8,069		(7,687)

of which from discontinued operations	0	(531)		(531)	0	0		(531)

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets

end of 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	5,133	59,898		65,031	18	418		65,467

Interest-bearing deposits with banks	85	4,372		4,457	0	(2,933)		1,524

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	132,338	88,370		220,708	0	(265)		220,443

Securities received as collateral	45,251	(3,151)		42,100	0	47		42,147

Trading assets	101,913	219,343		321,256	0	3,448		324,704

Investment securities	0	6,331		6,331	0	2,066		8,397

Other investments	7,878	8,177		16,055	34,611	(34,184)		16,482

Net loans	31,243	169,505		200,748	6,733	11,361		218,842

Premises and equipment	1,003	5,217		6,220	0	505		6,725

Goodwill	595	6,855		7,450	0	1,135		8,585

Other intangible assets	89	215		304	0	8		312

Brokerage receivables	15,745	23,028		38,773	0	(4)		38,769

Other assets	13,414	65,891		79,305	266	14		79,585

Assets of discontinued operations held-for-sale	0	23		23	0	0		23

Total assets	354,687	654,074		1,008,761	41,628	(18,384)		1,032,005

Liabilities and equity (CHF million)

Due to banks	120	47,555		47,675	6,210	(16,392)		37,493

Customer deposits	0	263,767		263,767	0	23,797		287,564

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	120,189	48,205		168,394	0	0		168,394

Obligation to return securities received as collateral	45,251	(3,151)		42,100	0	47		42,147

Trading liabilities	28,589	105,348		133,937	0	60		133,997

Short-term borrowings	38,717	(19,201)		19,516	0	2,167		21,683

Long-term debt	41,984	129,156		171,140	1,989	623		173,752

Brokerage payables	44,791	17,071		61,862	0	(116)		61,746

Other liabilities	11,139	50,067		61,206	147	861		62,214

Total liabilities	330,780	638,817		969,597	8,346	11,047		988,990

Total shareholders' equity	18,183	9,600		27,783	33,282	(27,783)		33,282

Noncontrolling interests	5,724	5,657		11,381	0	(1,648)		9,733

Total equity	23,907	15,257		39,164	33,282	(29,431)		43,015

Total liabilities and equity	354,687	654,074		1,008,761	41,628	(18,384)		1,032,005

1 Includes eliminations and consolidation adjustments.

end of 2009	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	1,989	50,546		52,535	11	(689)		51,857

Interest-bearing deposits with banks	26,464	(24,264)		2,200	0	(1,023)		1,177

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	135,573	72,805		208,378	0	1,121		209,499

Securities received as collateral	42,480	(5,109)		37,371	0	145		37,516

Trading assets	127,563	203,744		331,307	0	931		332,238

Investment securities	0	9,190		9,190	29	2,013		11,232

Other investments	11,150	12,397		23,547	40,301	(39,855)		23,993

Net loans	13,011	208,441		221,452	7,746	7,982		237,180

Premises and equipment	968	4,933		5,901	0	535		6,436

Goodwill	654	7,478		8,132	0	1,135		9,267

Other intangible assets	57	261		318	0	10		328

Brokerage receivables	16,654	25,218		41,872	0	88		41,960

Other assets	9,284	58,995		68,279	303	162		68,744

Total assets	385,847	624,635		1,010,482	48,390	(27,445)		1,031,427

Liabilities and equity (CHF million)

Due to banks	143	49,938		50,081	8,015	(21,882)		36,214

Customer deposits	0	258,697		258,697	0	27,997		286,694

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	148,150	43,437		191,587	0	100		191,687

Obligation to return securities received as collateral	42,480	(5,109)		37,371	0	145		37,516

Trading liabilities	31,165	103,710		134,875	0	(1,394)		133,481

Short-term borrowings	45,426	(39,368)		6,058	0	1,587		7,645

Long-term debt	34,886	121,790		156,676	2,722	(33)		159,365

Brokerage payables	41,098	18,034		59,132	0	(167)		58,965

Other liabilities	14,716	55,538		70,254	136	1,142		71,532

Total liabilities	358,064	606,667		964,731	10,873	7,495		983,099

Total shareholders' equity	19,246	11,982		31,228	37,517	(31,228)		37,517

Noncontrolling interests	8,537	5,986		14,523	0	(3,712)		10,811

Total equity	27,783	17,968		45,751	37,517	(34,940)		48,328

Total liabilities and equity	385,847	624,635		1,010,482	48,390	(27,445)		1,031,427

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows

in 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	26,915	(18,352)		8,563	6,031	(6,366)		8,228

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	4,967	(7,119)		(2,152)	0	2,054		(98)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(9,985)	(18,919)		(28,904)	0	1,386		(27,518)

Purchase of investment securities	0	(241)		(241)	0	(2,511)		(2,752)

Proceeds from sale of investment securities	0	988		988	0	0		988

Maturities of investment securities	0	1,312		1,312	29	2,407		3,748

Investments in subsidiaries and other investments	(263)	(1,102)		(1,365)	(2,522)	2,213		(1,674)

Proceeds from sale of other investments	847	1,304		2,151	5	311		2,467

(Increase)/decrease in loans	98	6,394		6,492	715	(3,237)		3,970

Proceeds from sale of loans	0	817		817	0	0		817

Capital expenditures for premises and equipment and other intangible assets	(510)	(1,157)		(1,667)	0	(22)		(1,689)

Proceeds from sale of premises and equipment and other intangible assets	0	17		17	0	0		17

Other, net	68	181		249	0	26		275

Net cash provided by/(used in) investing activities of continuing operations	(4,778)	(17,525)		(22,303)	(1,773)	2,627		(21,449)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(12)	27,302		27,290	(1,767)	868		26,391

Increase/(decrease) in short-term borrowings	5,953	4,158		10,111	0	823		10,934

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,158)	9,161		(6,997)	0	(100)		(7,097)

Issuances of long-term debt	497	54,482		54,979	0	2,931		57,910

Repayments of long-term debt	(6,343)	(42,588)		(48,931)	(465)	(1,994)		(51,390)

Issuances of common shares	0	1,567		1,567	32	(1,590)		9

Sale of treasury shares	0	2,082		2,082	39	22,628		24,749

Repurchase of treasury shares	0	(1,623)		(1,623)	(2,103)	(23,120)		(26,846)

Dividends paid/capital repayments	0	(3,305)		(3,305)	(2,378)	2,883		(2,800)

Excess tax benefits on share based awards	478	130		608	0	7		615

Other, net	(2,850)	(486)		(3,336)	2,395	1,494		553

Net cash provided by/(used in) financing activities of continuing operations	(18,435)	50,880		32,445	(4,247)	4,830		33,028

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(558)	(5,609)		(6,167)	(4)	16		(6,155)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by/(used in) operating activities of discontinued operations	0	(42)		(42)	0	0		(42)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	3,144	9,352		12,496	7	1,107		13,610

Cash and due from banks at beginning of period	1,989	50,546		52,535	11	(689)		51,857

Cash and due from banks at end of period	5,133	59,898		65,031	18	418		65,467

1 Includes eliminations and consolidation adjustments.

in 2009	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	(29,040)	16,834		(12,206)	6,825	(8,805)		(14,186)

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	9,620	(8,036)		1,584	(1,038)	180		726

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	55,753	(245)		55,508	0	(1,105)		54,403

Purchase of investment securities	0	(67)		(67)	0	(2,122)		(2,189)

Proceeds from sale of investment securities	331	560		891	0	0		891

Maturities of investment securities	0	2,209		2,209	0	2,249		4,458

Investments in subsidiaries and other investments	(1,036)	(925)		(1,961)	(6,530)	6,584		(1,907)

Proceeds from sale of other investments	610	1,309		1,919	0	(209)		1,710

(Increase)/decrease in loans	(12,266)	15,956		3,690	588	(112)		4,166

Proceeds from sale of loans	0	992		992	0	0		992

Capital expenditures for premises and equipment and other intangible assets	(287)	(1,087)		(1,374)	0	(13)		(1,387)

Proceeds from sale of premises and equipment and other intangible assets	0	3		3	0	0		3

Other, net	(8)	177		169	(5)	41		205

Net cash provided by/(used in) investing activities of continuing operations	52,717	10,846		63,563	(6,985)	5,493		62,071

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(188)	(30,139)		(30,327)	(60)	1,297		(29,090)

Increase/(decrease) in short-term borrowings	15,675	(12,416)		3,259	0	839		4,098

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(38,671)	(8,683)		(47,354)	0	700		(46,654)

Issuances of long-term debt	9,046	52,421		61,467	56	1,306		62,829

Repayments of long-term debt	(9,452)	(61,609)		(71,061)	(500)	(911)		(72,472)

Issuances of common shares	0	(13)		(13)	29	1		17

Sale of treasury shares	0	1,695		1,695	752	15,210		17,657

Repurchase of treasury shares	0	(2,150)		(2,150)	(2,531)	(14,338)		(19,019)

Dividends paid/capital repayments	(32)	(225)		(257)	(111)	(7)		(375)

Excess tax benefits on share based awards	0	181		181	0	(1)		180

Other, net	(640)	(2,988)		(3,628)	1,485	63		(2,080)

Net cash provided by/(used in) financing activities of continuing operations	(24,262)	(63,926)		(88,188)	(880)	4,159		(84,909)

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(64)	(1,091)		(1,155)	1,037	(1,036)		(1,154)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	(649)	(37,337)		(37,986)	(3)	(189)		(38,178)

Cash and due from banks at beginning of period	2,638	87,883		90,521	14	(500)		90,035

Cash and due from banks at end of period	1,989	50,546		52,535	11	(689)		51,857

1 Includes eliminations and consolidation adjustments.

in 2008	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	48,320	85,428		133,748	(8,816)	4,939		129,871

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	9,046	(8,839)		207	(1,038)	1,812		981

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(24,736)	37,021		12,285	0	350		12,635

Purchase of investment securities	0	(510)		(510)	0	(1,217)		(1,727)

Proceeds from sale of investment securities	0	55		55	0	0		55

Maturities of investment securities	0	2,365		2,365	0	303		2,668

Investments in subsidiaries and other investments	(1,569)	(2,259)		(3,828)	8,410	(8,441)		(3,859)

Proceeds from sale of other investments	1,448	1,067		2,515	1,576	(1,417)		2,674

(Increase)/decrease in loans	24	(10,465)		(10,441)	(23)	3,543		(6,921)

Proceeds from sale of loans	0	596		596	0	0		596

Capital expenditures for premises and equipment and other intangible assets	(327)	(1,073)		(1,400)	0	(73)		(1,473)

Proceeds from sale of premises and equipment and other intangible assets	1	3		4	0	37		41

Other, net	67	74		141	10	4		155

Net cash provided by/(used in) investing activities of continuing operations	(16,046)	18,035		1,989	8,935	(5,099)		5,825

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	279	(57,860)		(57,581)	(98)	2,391		(55,288)

Increase/(decrease) in short-term borrowings	(15,949)	8,385		(7,564)	0	(3,843)		(11,407)

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,764)	(31,211)		(40,975)	0	(505)		(41,480)

Issuances of long-term debt	1,366	105,056		106,422	0	1,216		107,638

Repayments of long-term debt	(10,292)	(75,204)		(85,496)	1	(1,072)		(86,567)

Issuance of trust preferred securities	0	111		111	0	(113)		(2)

Issuances of common shares	0	2,958		2,958	2,581	(2,992)		2,547

Sale of treasury shares	0	1,040		1,040	764	24,760		26,564

Repurchase of treasury shares	0	(1,021)		(1,021)	(1,472)	(22,539)		(25,032)

Dividends paid/capital repayments	0	(3,002)		(3,002)	(2,769)	2,825		(2,946)

Other, net	1,798	3,824		5,622	(151)	(1,528)		3,943

Net cash provided by/(used in) financing activities of continuing operations	(32,562)	(46,924)		(79,486)	(1,144)	(1,400)		(82,030)

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(192)	(1,824)		(2,016)	1,032	(1,088)		(2,072)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by /(used in) operating activities of discontinued operations	0	(18)		(18)	0	0		(18)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	(480)	54,697		54,217	7	(2,648)		51,576

Cash and due from banks at beginning of period	3,118	33,186		36,304	7	2,148		38,459

Cash and due from banks at end of period	2,638	87,883		90,521	14	(500)		90,035

1 Includes eliminations and consolidation adjustments.

Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2010
Summary of significant accounting policies
Voting rights percentage threshold used to consolidate subsidiaries (as a percent)	50.00%
Classification of cash equivalents, original maturities period (in months)	3
Discontinued hedge, expected period beyond contract date for forecasted transaction to not occur while carried at fair value (in months)	2
Threshold period for determining whether unrealized loss on equity securities is other-than-temporary (in months)	6
Threshold percentage for determining whether unrealized loss on equity securities is other-than-temporary (as a percent)	20.00%
Equity method of accounting, low end of range of voting interest (as a percent)	20.00%
Equity method of accounting, high end of range of voting interest (as a percent)	50.00%
Equity method of accounting for limited partnership interests, threshold voting interest (as a percent)	5.00%
Real estate held for investment purposes, useful life, low end of range (in years)	40
Real estate held for investment purposes, useful life, high end of range (in years)	67
Number of loan portfolio segments	2
Non-performing classification for loans that are not subprime residential loans, threshold (in number of days past due)	90
Non-performing classification for subprime residential loans, threshold (in number of days past due)	120
Frequency of Loan evaluation	Quarterly or more frequent
Non-performing classification for subprime residential loans, increment to ensure loans not incorrectly assessed during time when servicing is being transferred (in number of days past due)	30
Actuarial gains and losses threshold over the PBO or market value of plan assets which is amortized (as a percent)	10.00%
Premises
Premises and equipment disclosures
Useful life, low end of range	40
Useful life, high end of range	67
Other tangible fixed assets
Premises and equipment disclosures
Useful life, low end of range	3
Useful life, high end of range	5
Capitalized software
Premises and equipment disclosures
Useful life, high end of range	3

Recently issued accounting standards (Details) (Accounting Standards Update 2009-17 Consolidations (Topic 810), CHF) In Billions	Dec. 31, 2009
Accounting change
Cumulative effect of accounting changes, increase / decrease in retained earnings, net of tax	(2.2)
Cumulative effect of accounting changes, increase (decrease) in net assets	15

Business developments (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 York Capital Management CHF	Dec. 31, 2010 York Capital Management USD ( $)	Dec. 31, 2008 Asset Management Finance LLC CHF	Dec. 31, 2008 Asset Management Finance LLC USD ( $)	Nov. 17, 2010 Neue Aargauer Bank AG.
Business Acquisition
Percentage of interests acquired by the Group (as a percent)			80.00%	80.00%	99.95%
Cash paid for the interests acquired by the Group	419	$ 425
Period of financial performance for earn-out payment (in years)	5	5
Value of Group shares issued for interests acquired			423	$ 384

Business developments (Details 2) In Millions, unless otherwise specified	Feb. 02, 2010 Crescent Holding GmbH	Aug. 27, 2010 Qatar Holding Netherlands B.V.
Related party disclosures
Shares held by related party (in shares)	78.4	73.2
Portion of registered Group shares held by related party (as a percent)	6.60%	6.17%

Discontinued operations (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended							2 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Portion of business sold to Aberdeen Asset Management	Dec. 31, 2009 Portion of business sold to Aberdeen Asset Management	Dec. 31, 2008 Portion of business sold to Aberdeen Asset Management	Mar. 31, 2010 Portion of business sold to Aberdeen Asset Management	Jul. 01, 2009 Aberdeen Asset Management PLC	Dec. 31, 2010 Aberdeen Asset Management PLC
Income/(loss) from discontinued operations
Valuation gains on Aberdeen shares received					228
Loss on disposal, charge on allocated goodwill						(577)
Shares of Aberdeen Asset Management received for the sale of a portion of the traditional investments business (in shares)								240
Ownership percentage in Aberdeen Asset Management (as a percent)								23.90%	21.00%
Assets of discontinued operations held-for-sale							114
Income/(loss) from discontinued operations, net of tax	(19)	169	(531)	(19)	169	(531)
Income/(loss) from discontinued operations (CHF million)
Net revenues				(19)	56	346
Total expenses				0	(167)	(393)
Income/(loss) from discontinued operations before taxes				(19)	(111)	(47)
Gain/(loss) on disposal				0	261	(463)
Income tax expense/(benefit)	0	(19)	21	0	(19)	21

Segment information (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment information
Number of segments	3
Segment Reporting Information
Net revenues	31,386	33,294	9,268
Income/(loss) from continuing operations before taxes	7,487	8,077	(14,902)
Private Banking
Segment Reporting Information
Net revenues	11,631	11,662	12,907
Income/(loss) from continuing operations before taxes	3,426	3,651	3,850
Investment Banking
Segment Reporting Information
Net revenues	16,214	20,537	(1,971)
Income/(loss) from continuing operations before taxes	3,531	6,845	(13,792)
Asset Management
Segment Reporting Information
Net revenues	2,332	1,842	632
Income/(loss) from continuing operations before taxes	503	35	(1,185)
Corporate Center
Segment Reporting Information
Net revenues	448	(424)	294
Income/(loss) from continuing operations before taxes	(660)	(1,948)	(1,036)
Noncontrolling interests without significant economic interest
Segment Reporting Information
Net revenues	761	(323)	(2,594)
Income/(loss) from continuing operations before taxes	687	(506)	(2,739)
Switzerland
Segment Reporting Information
Net revenues	9,185	10,383	12,869
Income/(loss) from continuing operations before taxes	1,734	2,383	5,387
EMEA
Segment Reporting Information
Net revenues	7,411	6,641	(3,774)
Income/(loss) from continuing operations before taxes	1,519	649	(10,137)
Americas
Segment Reporting Information
Net revenues	12,844	13,876	(751)
Income/(loss) from continuing operations before taxes	5,036	5,234	(8,307)
Asia Pacific
Segment Reporting Information
Net revenues	1,946	2,394	924
Income/(loss) from continuing operations before taxes	(802)	(189)	(1,845)

Segment information (Details 2) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information
Total assets	1,032,005	1,031,427
Private Banking
Segment Reporting Information
Total assets	337,496	345,488
Investment Banking
Segment Reporting Information
Total assets	803,613	819,081
Asset Management
Segment Reporting Information
Total assets	27,986	19,289
Corporate Center
Segment Reporting Information
Total assets	(143,945)	(161,826)
Noncontrolling interests without significant economic interest
Segment Reporting Information
Total assets	6,855	9,395
Switzerland
Segment Reporting Information
Total assets	185,102	178,026
EMEA
Segment Reporting Information
Total assets	271,001	271,640
Americas
Segment Reporting Information
Total assets	476,808	495,950
Asia Pacific
Segment Reporting Information
Total assets	99,094	85,811

Net interest income (Details) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net interest income (CHF million)
Loans	5,268	6,275	8,989
Investment securities	95	243	639
Trading assets	14,056	13,333	18,213
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,666	3,079	13,533
Other	3,448	2,358	6,565
Interest and dividend income	25,533	25,288	47,939
Deposits	(1,601)	(2,970)	(10,365)
Short-term borrowings	(63)	(248)	(498)
Trading liabilities	(9,011)	(7,362)	(8,516)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,637)	(2,261)	(12,521)
Long-term debt	(6,333)	(5,031)	(4,920)
Other	(347)	(525)	(2,583)
Interest expense	(18,992)	(18,397)	(39,403)
Net interest income	6,541	6,891	8,536

Commissions and fees (Details) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Commissions and fees (CHF million)
Commissions and fees	14,078	13,750	14,812
Lending business
Commissions and fees (CHF million)
Commissions and fees	1,455	1,048	815
Investment and portfolio management
Commissions and fees (CHF million)
Commissions and fees	4,316	4,289	5,263
Other securities business
Commissions and fees (CHF million)
Commissions and fees	75	136	215
Fiduciary business
Commissions and fees (CHF million)
Commissions and fees	4,391	4,425	5,478
Underwriting
Commissions and fees (CHF million)
Commissions and fees	2,125	2,375	1,049
Brokerage
Commissions and fees (CHF million)
Commissions and fees	3,953	4,102	4,925
Underwriting and brokerage
Commissions and fees (CHF million)
Commissions and fees	6,078	6,477	5,974
Other services
Commissions and fees (CHF million)
Commissions and fees	2,154	1,800	2,545

Trading revenues (Details) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Trading revenues (CHF million)
Trading revenues	9,338	12,151	(9,880)
Interest rate products
Trading revenues (CHF million)
Trading revenues	5,866	9,850
Foreign exchange products
Trading revenues (CHF million)
Trading revenues	2,258	314
Equity/index-related products
Trading revenues (CHF million)
Trading revenues	2,211	4,427
Credit products
Trading revenues (CHF million)
Trading revenues	(1,644)	(3,971)
Commodity, emission and energy products
Trading revenues (CHF million)
Trading revenues	323	560
Other products
Trading revenues (CHF million)
Trading revenues	324	971

Other revenues (Details) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other Revenues (CHF Million)
Non-controlling interests without significant economic interest	737	(523)	(2,750)
Loans held-for-sale	(84)	(287)	(269)
Long-lived assets held-for-sale	(176)	24	56
Equity method investments	209	120	(82)
Other investments	170	549	(1,540)
Other	573	619	385
Other revenues	1,429	502	(4,200)

Provision for credit losses (Details) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Provision for credit losses (CHF million)
Provision for loan losses	(93)	315	585
Provision for lending-related and other exposures	14	191	228
Provision for credit losses	(79)	506	813

Compensation and benefits (Details) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Compensation and benefits (CHF million)
Salaries and deferred and variable compensation	12,481	13,412	11,683
Social security	928	1,015	771
Other	1,190	586	800
Compensation and benefits	14,599	15,013	13,254
Pension and other post-retirement expense	483	347	478
UK levy on variable compensation	404

General and administrative expenses (Details) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
General and Administrative Expenses (CHF million)
Occupancy expenses	1,191	1,190	1,156
IT, machinery, etc.	1,348	1,230	1,215
Provisions and losses	533	1,457	955
Travel and entertainment	473	448	583
Professional services	2,176	1,835	2,140
Goodwill impairment	0	0	82
Amortization and impairment of other intangible assets	35	49	121
Other	1,475	1,492	1,557
General and administrative expenses	7,231	7,701	7,809

Earnings per share (Details) (CHF) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net income/(loss) attributable to shareholders (CHF million)
Income/(loss) from continuing operations	5,117	6,555	(7,687)
Income/(loss) from discontinued operations, net of tax	(19)	169	(531)
Net income/(loss) attributable to shareholders	5,098	6,724	(8,218)
Preferred securities dividends	(162)	(131)	(60)
Net income/(loss) attributable to shareholders for basic earnings per share	4,936	6,593	(8,278)
Available for common shares	4,670	6,204	(8,459)
Available for unvested share-based payment awards	266	389	181
Net income/(loss) attributable to shareholders for diluted earnings per share	4,936	6,593	(8,278)
Available for common shares, diluted	4,671	6,214	(8,459)
Available for unvested share-based payment awards	265	379	181
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares	1,194.8	1,174.2	1,056.6
Dilutive share options and warrants	5.9	6.3	0
Dilutive share awards	0.4	29.5	0
Weighted-average shares outstanding for diluted earnings per share available for common shares	1,201.1	1,210	1,056.6
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	67.4	73.9	75.7
Basic earnings per share available for common shares (CHF)
Basic earnings/(loss) per share from continuing operations (in CHF per share)	3.93	5.14	(7.51)
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	(0.02)	0.14	(0.5)
Basic earnings/(loss) per share (in CHF per share)	3.91	5.28	(8.01)
Diluted earnings per share available for common shares (CHF)
Diluted earnings/(loss) per share from continuing operations (in CHF per share)	3.91	5.01	(7.51)
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	(0.02)	0.13	(0.5)
Diluted earnings/(loss) per share (in CHF per share)	3.89	5.14	(8.01)
Weighted-average share options and warrants, share award outstanding
Weighted-average potential dilutive common shares	50.2	57.3	66.8
Shares option and warrants
Weighted-average share options and warrants, share award outstanding
Weighted-average potential dilutive common shares			6.9
Shares awards outstanding
Weighted-average share options and warrants, share award outstanding
Weighted-average potential dilutive common shares			22.1

Securities borrowed, lent and subject to repurchase agreements (Details) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	148,962	120,951
Deposits paid for securities borrowed	71,481	88,548
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	220,443	209,499
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	147,878	163,615
Deposits received for securities lent	20,516	28,072
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	168,394	191,687

Trading assets and liabilities (Details) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Trading Assets and Liabilities
Trading assets	324,704	332,238
Trading liabilities	133,997	133,481
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	154,555	159,415
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	102,941	100,531
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	47,744	55,131
Trading liabilities	57,903	56,535
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	19,464	17,161
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	76,094	76,946

Trading assets and liabilities (Details 2) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009
Cash collateral receivables (CHF million)
Receivables netted against derivative positions	28,500	32,231
Receivables not netted	14,987	16,025
Total cash collateral receivables	43,487	48,256
Cash Collateral Payables (CHF million)
Payables netted against derivative positions	29,238	28,808
Payables not netted	14,428	18,905
Total cash collateral payables	43,666	47,713

Investment securities (Details) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009
Investment securities (CHF million)
Debt securities held-to-maturity	452	439
Securities available-for-sale	7,945	10,793
Total investment securities	8,397	11,232

Investment securities (Details 2) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009
Held-to-maturity securities.
Amortized cost	452	439
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	452	439
Available-for-sale securities
Amortized cost	7,661	10,461
Gross unrealized gains	291	341
Gross unrealized losses	7	9
Fair value	7,945	10,793
Equity securities
Available-for-sale securities
Amortized cost	79	97
Gross unrealized gains	11	10
Gross unrealized losses	0	0
Fair value	90	107
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	69	84
Gross unrealized gains	10	9
Gross unrealized losses	0	0
Fair value	79	93
Industry and all other
Available-for-sale securities
Amortized cost	10	13
Gross unrealized gains	1	1
Gross unrealized losses	0	0
Fair value	11	14
Debt securities
Held-to-maturity securities.
Amortized cost	452	439
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	452	439
Available-for-sale securities
Amortized cost	7,582	10,364
Gross unrealized gains	280	331
Gross unrealized losses	7	9
Fair value	7,855	10,686
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost	267	291
Gross unrealized gains	15	14
Gross unrealized losses	0	0
Fair value	282	305
Debt securities issued by foreign governments
Held-to-maturity securities.
Amortized cost	452	410
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	452	410
Available-for-sale securities
Amortized cost	5,975	8,718
Gross unrealized gains	233	277
Gross unrealized losses	2	2
Fair value	6,206	8,993
Corporate debt securities
Available-for-sale securities
Amortized cost	969	975
Gross unrealized gains	19	21
Gross unrealized losses	4	7
Fair value	984	989
Collateralized debt obligations
Available-for-sale securities
Amortized cost	371	321
Gross unrealized gains	13	19
Gross unrealized losses	1	0
Fair value	383	340
Other debt securities
Held-to-maturity securities.
Amortized cost		29
Gross unrealized gains		0
Gross unrealized losses		0
Fair value		29
Available-for-sale securities
Amortized cost		59
Gross unrealized gains		0
Gross unrealized losses		0
Fair value		59

Investment securities (Details 3) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009
Debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	240	203
Gross unrealized losses, less than 12 months	4	1
Fair value, 12 months or more	37	167
Gross unrealized losses, 12 months or more	3	8
Fair value, total	277	370
Gross unrealized losses, total	7	9
Debt securities issued by foreign governments
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	88	203
Gross unrealized losses, less than 12 months	2	1
Fair value, 12 months or more	0	29
Gross unrealized losses, 12 months or more	0	1
Fair value, total	88	232
Gross unrealized losses, total	2	2
Corporate debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	88	0
Gross unrealized losses, less than 12 months	1	0
Fair value, 12 months or more	37	138
Gross unrealized losses, 12 months or more	3	7
Fair value, total	125	138
Gross unrealized losses, total	4	7
Collateralized debt obligations
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	64
Gross unrealized losses, less than 12 months	1
Fair value, 12 months or more	0
Gross unrealized losses, 12 months or more	0
Fair value, total	64
Gross unrealized losses, total	1

Investment securities (Details 4) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	3	168	53
Realized gains	0	22	0
Realized losses	0	(1)	0
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	985	723	2
Realized gains	5	17	3
Realized losses	(11)	(14)	0

Investment securities (Details 5) (CHF) In Millions, unless otherwise specified	Dec. 31, 2010
Held-to-maturity debt securities amortized cost disclosures
Due within 1 year, amortized cost	452
Due from 1 to 5 years, amortized cost	0
Due from 5 to 10 years, amortized cost	0
Due after 10 years, amortized cost	0
Total, amortized cost	452
Held-to-maturity debt securities fair value disclosures
Due within 1 year, fair value	452
Due from 1 to 5 years, fair value	0
Due from 5 to 10 years, fair value	0
Due after 10 years, fair value	0
Total, fair value	452
Held-to-maturity debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.00%
Total, average yield (as a percent)	0.00%
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	1,299
Due from 1 to 5 years, amortized cost	5,580
Due from 5 to 10 years, amortized cost	555
Due after 10 years, amortized cost	148
Total, amortized cost	7,582
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	1,305
Due from 1 to 5 years, fair value	5,825
Due from 5 to 10 years, fair value	573
Due after 10 years, fair value	152
Total, fair value	7,855
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	2.12%
Due from 1 to 5 years, average yield (as a percent)	3.68%
Due from 5 to 10 years, average yield (as a percent)	2.66%
Due after 10 years, average yield (as a percent)	3.99%
Total, average yield (as a percent)	3.34%

Other investments (Details) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Equity method investments	Dec. 31, 2009 Equity method investments	Dec. 31, 2010 Non-marketable equity securities	Dec. 31, 2009 Non-marketable equity securities	Dec. 31, 2008 Real estate held for investment	Dec. 31, 2010 Real estate held for investment	Dec. 31, 2009 Real estate held for investment	Dec. 31, 2010 Life finance instruments	Dec. 31, 2009 Life finance instruments
Other investments (CHF million)
Other investments	16,482	23,993	3,954	3,679	10,157	17,795		476	420	1,895	2,099
Impairment charges							22
Accumulated depreciation, real estate held for investment							368	321	375

Loans, allowance for loan losses and credit quality (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Loans, allowance for loan losses and credit quality
Number of portfolio segments	2
Number of Business Divisions	2
Loans (CHF million)
Gross loans	219,891	238,600
of which held at amortized cost	201,339	202,354
of which reported at fair value	18,552	36,246
Net (unearned income)/deferred expenses	(32)	(25)
allowance for loan losses	(1,017)	(1,395)	(1,639)	(1,234)
Net loans	218,842	237,180
Impaired loan portfolio (CHF million)
Non-performing loans	961	1,297
Non-interest-earning loans	340	336
Total non-performing and non-interest-earning loans	1,301	1,633
Restructured loans	52	6
Potential problem loans	510	658
Total other impaired loans	562	664
Consumer loans
Loans (CHF million)
Gross loans	114,885	109,722
of which held at amortized cost	114,879
allowance for loan losses	(279)
Impaired loan portfolio (CHF million)
Non-performing loans	530
Non-interest-earning loans	71
Total non-performing and non-interest-earning loans	601
Restructured loans	0
Potential problem loans	79
Total other impaired loans	79
Mortgages
Loans (CHF million)
Gross loans	84,625	82,642
of which held at amortized cost	84,625
Impaired loan portfolio (CHF million)
Non-performing loans	208
Non-interest-earning loans	22
Total non-performing and non-interest-earning loans	230
Restructured loans	0
Potential problem loans	74
Total other impaired loans	74
Loans collateralized by securities
Loans (CHF million)
Gross loans	24,552	21,778
of which held at amortized cost	24,552
Impaired loan portfolio (CHF million)
Non-performing loans	40
Non-interest-earning loans	19
Total non-performing and non-interest-earning loans	59
Restructured loans	0
Potential problem loans	1
Total other impaired loans	1
Consumer finance
Loans (CHF million)
Gross loans	5,708	5,302
of which held at amortized cost	5,702
Impaired loan portfolio (CHF million)
Non-performing loans	282
Non-interest-earning loans	30
Total non-performing and non-interest-earning loans	312
Restructured loans	0
Potential problem loans	4
Total other impaired loans	4
Corporate and institutional loans
Loans (CHF million)
Gross loans	105,006	128,878
of which held at amortized cost	86,460
allowance for loan losses	(738)
Impaired loan portfolio (CHF million)
Non-performing loans	431
Non-interest-earning loans	269
Total non-performing and non-interest-earning loans	700
Restructured loans	52
Potential problem loans	431
Total other impaired loans	483
Real estate.
Loans (CHF million)
Gross loans	23,362	25,058
of which held at amortized cost	23,088
Impaired loan portfolio (CHF million)
Non-performing loans	55
Non-interest-earning loans	13
Total non-performing and non-interest-earning loans	68
Restructured loans	0
Potential problem loans	15
Total other impaired loans	15
Commercial and industrial loans
Loans (CHF million)
Gross loans	54,673	59,616
of which held at amortized cost	44,542
Impaired loan portfolio (CHF million)
Non-performing loans	353
Non-interest-earning loans	207
Total non-performing and non-interest-earning loans	560
Restructured loans	52
Potential problem loans	339
Total other impaired loans	391
Financial institutions
Loans (CHF million)
Gross loans	24,764	39,006
of which held at amortized cost	17,181
Impaired loan portfolio (CHF million)
Non-performing loans	23
Non-interest-earning loans	43
Total non-performing and non-interest-earning loans	66
Restructured loans	0
Potential problem loans	77
Total other impaired loans	77
Governments and public institutions
Loans (CHF million)
Gross loans	2,207	5,198
of which held at amortized cost	1,649
Impaired loan portfolio (CHF million)
Non-performing loans	0
Non-interest-earning loans	6
Total non-performing and non-interest-earning loans	6
Restructured loans	0
Potential problem loans	0
Total other impaired loans	0
Switzerland
Loans (CHF million)
Gross loans	138,989	136,689
Foreign
Loans (CHF million)
Gross loans	80,902	101,911

Loans, allowance for loan losses and credit quality (Details 2) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for loan losses (CHF million)
Balance at beginning of period	1,395	1,639	1,234
Net movements recognized in statements of operations	(93)	315	585
Gross write-offs	(294)	(674)	(230)
Recoveries	63	63	89
Net write-offs	(231)	(611)	(141)
Provisions for interest	2	43	19
Foreign currency translation impact and other adjustments, net	(56)	9	(58)
Balance at end of period	1,017	1,395	1,639
Allowance for loan losses (CHF million)
Balance at end of period	1,017	1,395	1,639
of which individually evaluated for impairment	749	984	1,167
of which collectively evaluated for impairment	268	411	472
Gross loans held at amortized cost (CHF million)
Balance at end of period	201,339	202,354
of which individually evaluated for impairment	1,651
of which collectively evaluated for impairment	199,688
Consumer loans
Allowance for loan losses (CHF million)
Balance at beginning of period	279
Balance at end of period	279
Allowance for loan losses (CHF million)
Balance at end of period	279
of which individually evaluated for impairment	210
of which collectively evaluated for impairment	69
Gross loans held at amortized cost (CHF million)
Balance at end of period	114,879
of which individually evaluated for impairment	634
of which collectively evaluated for impairment	114,245
Corporate and institutional loans
Allowance for loan losses (CHF million)
Balance at beginning of period	738
Balance at end of period	738
Allowance for loan losses (CHF million)
Balance at end of period	738
of which individually evaluated for impairment	539
of which collectively evaluated for impairment	199
Gross loans held at amortized cost (CHF million)
Balance at end of period	86,460
of which individually evaluated for impairment	1,017
of which collectively evaluated for impairment	85,443

Loans, allowance for loan losses and credit quality (Details 3) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	201,339	202,354
Value of collateral	176,397
Consumer loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	114,879
Consumer loans | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	149
Consumer loans | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,339
Consumer loans | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10,675
Consumer loans | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	73,157
Consumer loans | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	27,059
Consumer loans | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,499
Consumer loans | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	80
Consumer loans | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	31
Consumer loans | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	266
Consumer loans | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	624
Consumer loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	113,758
Consumer loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,121
Consumer loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	574
Consumer loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	109
Consumer loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	48
Consumer loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	390
Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	84,625
Mortgages | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	147
Mortgages | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,267
Mortgages | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10,206
Mortgages | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	48,270
Mortgages | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,499
Mortgages | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	949
Mortgages | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	29
Mortgages | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3
Mortgages | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0
Mortgages | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	255
Mortgages | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	84,305
Mortgages | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	320
Mortgages | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	81
Mortgages | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16
Mortgages | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	18
Mortgages | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	205
Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24,552
Loans collateralized by securities | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1
Loans collateralized by securities | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	69
Loans collateralized by securities | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	355
Loans collateralized by securities | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22,547
Loans collateralized by securities | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,495
Loans collateralized by securities | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	28
Loans collateralized by securities | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0
Loans collateralized by securities | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0
Loans collateralized by securities | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0
Loans collateralized by securities | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	57
Loans collateralized by securities | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24,421
Loans collateralized by securities | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	131
Loans collateralized by securities | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	100
Loans collateralized by securities | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10
Loans collateralized by securities | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2
Loans collateralized by securities | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	19
Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,702
Consumer finance | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1
Consumer finance | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3
Consumer finance | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	114
Consumer finance | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,340
Consumer finance | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,065
Consumer finance | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	522
Consumer finance | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	51
Consumer finance | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	28
Consumer finance | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	266
Consumer finance | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	312
Consumer finance | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,032
Consumer finance | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	670
Consumer finance | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	393
Consumer finance | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	83
Consumer finance | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	28
Consumer finance | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	166
Corporate and institutional loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	86,460
Corporate and institutional loans | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,678
Corporate and institutional loans | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,891
Corporate and institutional loans | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,751
Corporate and institutional loans | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	38,373
Corporate and institutional loans | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	28,824
Corporate and institutional loans | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,949
Corporate and institutional loans | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	619
Corporate and institutional loans | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	239
Corporate and institutional loans | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	182
Corporate and institutional loans | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	954
Corporate and institutional loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	84,944
Corporate and institutional loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,516
Corporate and institutional loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	903
Corporate and institutional loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	101
Corporate and institutional loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	44
Corporate and institutional loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	468
Real estate.
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,088
Real estate. | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25
Real estate. | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	278
Real estate. | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,955
Real estate. | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	9,758
Real estate. | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10,496
Real estate. | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	499
Real estate. | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0
Real estate. | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0
Real estate. | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0
Real estate. | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	77
Real estate. | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,004
Real estate. | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	84
Real estate. | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	39
Real estate. | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0
Real estate. | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1
Real estate. | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	44
Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	44,542
Commercial and industrial loans | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	351
Commercial and industrial loans | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	714
Commercial and industrial loans | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,926
Commercial and industrial loans | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21,008
Commercial and industrial loans | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16,190
Commercial and industrial loans | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,085
Commercial and industrial loans | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	102
Commercial and industrial loans | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	239
Commercial and industrial loans | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	162
Commercial and industrial loans | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	765
Commercial and industrial loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	43,267
Commercial and industrial loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,275
Commercial and industrial loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	736
Commercial and industrial loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	96
Commercial and industrial loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	43
Commercial and industrial loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	400
Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17,181
Financial institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,183
Financial institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,742
Financial institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,635
Financial institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7,143
Financial institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,047
Financial institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,305
Financial institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0
Financial institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0
Financial institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20
Financial institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	106
Financial institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17,028
Financial institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	153
Financial institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	125
Financial institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4
Financial institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0
Financial institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24
Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,649
Governments and public institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	119
Governments and public institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	157
Governments and public institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	235
Governments and public institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	464
Governments and public institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	91
Governments and public institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	60
Governments and public institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	517
Governments and public institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0
Governments and public institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0
Governments and public institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6
Governments and public institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,645
Governments and public institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4
Governments and public institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3
Governments and public institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1
Governments and public institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0
Governments and public institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0
AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,827
Value of collateral	2,490
AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,230
Value of collateral	3,792
A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16,426
Value of collateral	14,125
BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	111,530
Value of collateral	103,362
BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	55,883
Value of collateral	47,813
B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,448
Value of collateral	3,991
CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	699
Value of collateral	76
CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	270
Value of collateral	0
C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	448
Value of collateral	8
D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,578
Value of collateral	740
Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	198,702
Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,637
Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,477
Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	210
Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	92
Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	858

Loans, allowance for loan losses and credit quality (Details 4) (CHF) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Gross impaired loans by category
Non-performing loans	961	1,297
Non-interest-earning loans	340	336
Total non-performing and non-interest-earning loans	1,301	1,633
Restructured loans	52	6
Potential problem loans	510	658
Total other impaired loans	562	664
Gross impaired loans	1,863	2,297
Non-performing loan classification, past due (in days)	90
Non-performing loan classification subprime residential loans, past due (in days)	120
Non-performing subprime residential loans typical period for transferring servicing (in days)	30
Consumer loans
Gross impaired loans by category
Non-performing loans	530
Non-interest-earning loans	71
Total non-performing and non-interest-earning loans	601
Restructured loans	0
Potential problem loans	79
Total other impaired loans	79
Gross impaired loans	680
Mortgages
Gross impaired loans by category
Non-performing loans	208
Non-interest-earning loans	22
Total non-performing and non-interest-earning loans	230
Restructured loans	0
Potential problem loans	74
Total other impaired loans	74
Gross impaired loans	304
Loans collateralized by securities
Gross impaired loans by category
Non-performing loans	40
Non-interest-earning loans	19
Total non-performing and non-interest-earning loans	59
Restructured loans	0
Potential problem loans	1
Total other impaired loans	1
Gross impaired loans	60
Consumer finance
Gross impaired loans by category
Non-performing loans	282
Non-interest-earning loans	30
Total non-performing and non-interest-earning loans	312
Restructured loans	0
Potential problem loans	4
Total other impaired loans	4
Gross impaired loans	316
Corporate and institutional loans
Gross impaired loans by category
Non-performing loans	431
Non-interest-earning loans	269
Total non-performing and non-interest-earning loans	700
Restructured loans	52
Potential problem loans	431
Total other impaired loans	483
Gross impaired loans	1,183
Real estate.
Gross impaired loans by category
Non-performing loans	55
Non-interest-earning loans	13
Total non-performing and non-interest-earning loans	68
Restructured loans	0
Potential problem loans	15
Total other impaired loans	15
Gross impaired loans	83
Commercial and industrial loans
Gross impaired loans by category
Non-performing loans	353
Non-interest-earning loans	207
Total non-performing and non-interest-earning loans	560
Restructured loans	52
Potential problem loans	339
Total other impaired loans	391
Gross impaired loans	951
Financial institutions
Gross impaired loans by category
Non-performing loans	23
Non-interest-earning loans	43
Total non-performing and non-interest-earning loans	66
Restructured loans	0
Potential problem loans	77
Total other impaired loans	77
Gross impaired loans	143
Governments and public institutions
Gross impaired loans by category
Non-performing loans	0
Non-interest-earning loans	6
Total non-performing and non-interest-earning loans	6
Restructured loans	0
Potential problem loans	0
Total other impaired loans	0
Gross impaired loans	6

Loans, allowance for loan losses and credit quality (Details 5) (CHF) In Millions	12 Months Ended
Dec. 31, 2010
Consumer loans | Gross impaired loans.
Gross impaired loan details
Recorded investment	680
Unpaid principal balance	644
Associated specific allowance	210
Average recorded investment	769
Interest income recognized	11
Interest income recognized on cash basis	6
Corporate and institutional loans | Gross impaired loans.
Gross impaired loan details
Recorded investment	1,183
Unpaid principal balance	1,104
Associated specific allowance	539
Average recorded investment	1,282
Interest income recognized	7
Interest income recognized on cash basis	6
Gross impaired loans.
Gross impaired loan details
Recorded investment	1,863
Unpaid principal balance	1,748
Associated specific allowance	749
Average recorded investment	2,051
Interest income recognized	18
Interest income recognized on cash basis	12
Consumer loans | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	634
Unpaid principal balance	598
Associated specific allowance	210
Average recorded investment	654
Interest income recognized	11
Interest income recognized on cash basis	6
Mortgages | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	270
Unpaid principal balance	256
Associated specific allowance	50
Average recorded investment	275
Interest income recognized	2
Interest income recognized on cash basis	2
Loans collateralized by securities | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	60
Unpaid principal balance	52
Associated specific allowance	50
Average recorded investment	60
Interest income recognized	1
Interest income recognized on cash basis	0
Consumer finance | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	304
Unpaid principal balance	290
Associated specific allowance	110
Average recorded investment	319
Interest income recognized	8
Interest income recognized on cash basis	4
Corporate and institutional loans | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	1,017
Unpaid principal balance	939
Associated specific allowance	539
Average recorded investment	1,007
Interest income recognized	7
Interest income recognized on cash basis	6
Real estate. | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	80
Unpaid principal balance	67
Associated specific allowance	34
Average recorded investment	77
Interest income recognized	1
Interest income recognized on cash basis	1
Commercial and industrial loans | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	794
Unpaid principal balance	733
Associated specific allowance	407
Average recorded investment	771
Interest income recognized	6
Interest income recognized on cash basis	5
Financial institutions | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	137
Unpaid principal balance	135
Associated specific allowance	92
Average recorded investment	153
Interest income recognized	0
Interest income recognized on cash basis	0
Governments and public institutions | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	6
Unpaid principal balance	4
Associated specific allowance	6
Average recorded investment	6
Interest income recognized	0
Interest income recognized on cash basis	0
Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	1,651
Unpaid principal balance	1,537
Associated specific allowance	749
Average recorded investment	1,661
Interest income recognized	18
Interest income recognized on cash basis	12
Consumer loans | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	46
Unpaid principal balance	46
Average recorded investment	115
Interest income recognized	0
Interest income recognized on cash basis	0
Mortgages | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	34
Unpaid principal balance	34
Average recorded investment	98
Interest income recognized	0
Interest income recognized on cash basis	0
Loans collateralized by securities | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	0
Unpaid principal balance	0
Average recorded investment	3
Interest income recognized	0
Interest income recognized on cash basis	0
Consumer finance | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	12
Unpaid principal balance	12
Average recorded investment	14
Interest income recognized	0
Interest income recognized on cash basis	0
Corporate and institutional loans | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	166
Unpaid principal balance	165
Average recorded investment	275
Interest income recognized	0
Interest income recognized on cash basis	0
Real estate. | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	3
Unpaid principal balance	3
Average recorded investment	14
Interest income recognized	0
Interest income recognized on cash basis	0
Commercial and industrial loans | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	157
Unpaid principal balance	156
Average recorded investment	255
Interest income recognized	0
Interest income recognized on cash basis	0
Financial institutions | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	6
Unpaid principal balance	6
Average recorded investment	6
Interest income recognized	0
Interest income recognized on cash basis	0
Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	212
Unpaid principal balance	211
Average recorded investment	390
Interest income recognized	0
Interest income recognized on cash basis	0

Premises and equipment (Details) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Premises and equipment
Buildings and improvements	3,944	3,766
Land	882	867
Leasehold improvements	1,958	1,920
Software	3,801	3,233
Equipment	3,092	3,216
Premises and equipment	13,677	13,002
Accumulated depreciation	(6,952)	(6,566)
Total premises and equipment, net	6,725	6,436
Depreciation and impairment
Depreciation	1,115	1,019	871
Impairment	16	45	100
Impairment losses on software, accelerated implementation of the Group's strategic plan			92

Goodwill and other intangible assets (Details) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Gross amount of goodwill (CHF million)
Balance at beginning of period	9,349	9,412
Foreign currency translation impact	(681)	(115)
Other	(1)	52
Balance at end of period	8,667	9,349
Accumulated impairment (CHF million)
Balance at beginning of period	82	82
Balance at end of period	82	82
Net book value (CHF million)
Net book value	8,585	9,267
Private Banking
Gross amount of goodwill (CHF million)
Balance at beginning of period	789	765
Foreign currency translation impact	(40)	24
Other	0	0
Balance at end of period	749	789
Accumulated impairment (CHF million)
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value (CHF million)
Net book value	749	789
Investment Banking
Gross amount of goodwill (CHF million)
Balance at beginning of period	6,925	7,054
Foreign currency translation impact	(496)	(129)
Other	0	0
Balance at end of period	6,429	6,925
Accumulated impairment (CHF million)
Balance at beginning of period	82	82
Balance at end of period	82	82
Net book value (CHF million)
Net book value	6,347	6,843
Asset Management
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,635	1,593
Foreign currency translation impact	(145)	(10)
Other	(1)	52	[1]
Balance at end of period	1,489	1,635
Accumulated impairment (CHF million)
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value (CHF million)
Net book value	1,489	1,635

[1]	Final purchase price adjustment in connection with the acquisition of AMF in 2008.

Goodwill and other intangible assets (Details 2) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other intangible assets (CHF million)
Gross carrying amount	657	705
Accumulated amortization	(443)	(444)
Net carrying amount	214	261
Non-amortizing other intangible assets	98	67
of which mortgage servicing rights, at fair value	66	30
Total other intangible assets, gross	755	772
Total other intangible assets, net	312	328
Aggregate amortization expenses and impairment losses (CHF million)
Aggregate amortization	34	42	61
Impairment	1	7	60
Estimated amortization expenses (CHF million)
2011	31
2012	29
2013	27
2014	26
2015	26
Tradenames / trademarks
Other intangible assets (CHF million)
Gross carrying amount	26	28
Accumulated amortization	(21)	(22)
Net carrying amount	5	6
Client relationships
Other intangible assets (CHF million)
Gross carrying amount	533	569
Accumulated amortization	(324)	(314)
Net carrying amount	209	255
Other
Other intangible assets (CHF million)
Gross carrying amount	98	108
Accumulated amortization	(98)	(108)
Net carrying amount	0	0

Life settlement contracts (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 CHF	Dec. 31, 2009 CHF	Dec. 31, 2008 CHF	Dec. 31, 2009	Dec. 31, 2010 Within 1 year CHF	Dec. 31, 2009 Within 1 year CHF	Dec. 31, 2010 Within 1-2 years CHF	Dec. 31, 2009 Within 1-2 years CHF	Dec. 31, 2010 Within 2-3 years CHF	Dec. 31, 2009 Within 2-3 years CHF	Dec. 31, 2010 Within 3-4 years CHF	Dec. 31, 2009 Within 3-4 years CHF	Dec. 31, 2010 Within 4-5 years CHF	Dec. 31, 2009 Within 4-5 years CHF	Dec. 31, 2010 Thereafter CHF	Dec. 31, 2009 Thereafter CHF
Fair value method
Number of contracts	8,874			8,818	929	493	500	909	1,002	451	1,789	933	1,850	1,720	2,804	4,312
Carrying value (CHF million)	858	831			30	49	27	33	42	25	80	37	134	106	545	581
Face value (CHF million)	3,479	4,234			31	23	51	41	67	39	137	55	316	263	2,877	3,813
Investment method
Number of contracts	8			8											8	8
Carrying value (CHF million)	51	51													51	51
Face value (CHF million)	70	75													70	75
Realized and unrealized gains and losses on life settlement contracts accounted for under the fair value method (CHF million)
Realized gains/(losses)	44	(39)	47
Unrealized gains/(losses)	(105)	(8)	(130)

Other assets and other liabilities (Details) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009
Other assets (CHF million)
Cash collateral on derivative instruments	14,987	16,025
Cash collateral on non-derivative transactions	1,792	1,827
Derivative instruments used for hedging	2,733	2,022
Assets held-for-sale	26,886	14,570
of which loans	24,925	14,287
of which real estate	1,946	270
Interest and fees receivable	5,158	5,755
Deferred tax assets	9,417	9,137
Prepaid expenses	452	970
Failed purchases	1,279	172
Other	16,881	18,266
Other assets	79,585	68,744
Other liabilities (CHF million)
Cash collateral on derivative instruments	14,428	18,905
Cash collateral on non-derivative transactions	20	29
Derivative instruments used for hedging	1,203	1,198
Provisions	1,724	1,770
of which off-balance sheet risk	552	603
Interest and fees payable	6,798	7,028
Current tax liabilities	1,137	1,519
Deferred tax liabilities	412	318
Failed sales	7,354	9,258
Other	29,138	31,507
Other liabilities	62,214	71,532
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	7,818	8,806
Loans held in trusts, consolidated as a result of failed sales, included in loans held-for-sale	1,223	707

Deposits (Details)	Dec. 31, 2010 CHF	Dec. 31, 2009 USD ( $)	Dec. 31, 2009 CHF	Dec. 31, 2010 Switzerland CHF	Dec. 31, 2009 Switzerland CHF	Dec. 31, 2010 Foreign CHF	Dec. 31, 2009 Foreign CHF
Deposits (CHF million)
Non-interest-bearing demand deposits	14,132,000,000		11,576,000,000	11,088,000,000	9,035,000,000	3,044,000,000	2,541,000,000
Interest-bearing demand deposits	118,039,000,000		109,827,000,000	100,414,000,000	89,862,000,000	17,625,000,000	19,965,000,000
Savings deposits	53,269,000,000		50,048,000,000	53,242,000,000	50,011,000,000	27,000,000	37,000,000
Time deposits	139,617,000,000		151,457,000,000	19,036,000,000	26,407,000,000	120,581,000,000	125,050,000,000
Total deposits	325,057,000,000		322,908,000,000	183,780,000,000	175,315,000,000	141,277,000,000	147,593,000,000
of which due to banks	37,493,000,000		36,214,000,000
of which customer deposits	287,564,000,000		286,694,000,000
Concentration risk, time deposits in Swiss franc equivalent amounts of USD 100,000	139,150,000,000		150,897,000,000
Threshold for considering concentration of time deposits (in dollars)		100,000
Overdrawn deposits not included in total deposits, reclassified as loans	48,000,000		21,000,000

Long-term debt (Details) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009
Long-term debt.
Senior	130,792	134,806
Subordinated	23,221	24,559
Non-recourse liabilities from consolidated VIEs	19,739
Long-term debt	173,752	159,365
of which reported at fair value	83,692	74,513
of which structured notes	37,990	40,948

Long-term debt (Details 2)	Dec. 31, 2010 CHF	Dec. 31, 2009 CHF	Dec. 31, 2010 Fixed rate Senior notes. Group parent company CHF	Dec. 31, 2010 Fixed rate Senior notes. Group subsidiaries CHF	Dec. 31, 2010 Fixed rate Subordinated Group parent company CHF	Dec. 31, 2010 Fixed rate Subordinated Group subsidiaries CHF	Dec. 31, 2010 Fixed rate Non-recourse liabilities from consolidated VIEs Group subsidiaries CHF	Dec. 31, 2010 Variable rate Senior notes. Group subsidiaries CHF	Dec. 31, 2010 Variable rate Subordinated Group subsidiaries CHF	Dec. 31, 2010 Variable rate Non-recourse liabilities from consolidated VIEs Group subsidiaries CHF	Dec. 31, 2010 Senior notes. Group parent company	Dec. 31, 2010 Senior notes. Group subsidiaries	Dec. 31, 2010 Subordinated Group parent company	Dec. 31, 2010 Subordinated Group subsidiaries	Dec. 31, 2010 Non-recourse liabilities from consolidated VIEs Group subsidiaries	Dec. 31, 2010 Structured notes CHF	Dec. 31, 2010 Group parent company CHF	Dec. 31, 2009 Group parent company CHF	Dec. 31, 2010 Credit Suisse Group Finance (Guernsey) Limited JPY ( ¥)	Dec. 31, 2010 Group subsidiaries CHF
Long-term debt by maturities
2011	25,589,000,000			10,438,000,000	501,000,000	608,000,000	438,000,000	13,165,000,000		439,000,000						9,854,000,000	501,000,000			25,088,000,000
2012	24,063,000,000			12,403,000,000	179,000,000	118,000,000	7,000,000	10,678,000,000		678,000,000						7,622,000,000	179,000,000			23,884,000,000
2013	27,450,000,000			13,750,000,000		1,030,000,000		10,632,000,000		2,038,000,000						4,920,000,000	0			27,450,000,000
2014	14,481,000,000			8,585,000,000		134,000,000		5,335,000,000		427,000,000						3,765,000,000	0			14,481,000,000
2015	17,782,000,000			11,804,000,000	218,000,000	1,220,000,000		3,923,000,000	20,000,000	597,000,000						3,987,000,000	218,000,000			17,564,000,000
Thereafter	64,387,000,000		386,000,000	21,060,000,000	705,000,000	17,622,000,000	174,000,000	8,633,000,000	866,000,000	14,941,000,000						7,842,000,000	1,091,000,000			63,296,000,000
Long-term debt	173,752,000,000	159,365,000,000	386,000,000	78,040,000,000	1,603,000,000	20,732,000,000	619,000,000	52,366,000,000	886,000,000	19,120,000,000						37,990,000,000	1,989,000,000	2,722,000,000		171,763,000,000
Interest rates of long term debt maturing in 2011 (as a percent)													6.90%
Interest rates of long term debt maturing in 2012 (as a percent)													3.20%
Interest rates of long term debt maturing in 2013 (as a percent)														6.60%	9.40%
Interest rates of long term debt maturing in 2014 (as a percent)														0.00%	13.20%
Interest rates of long term debt maturing in 2015 (as a percent)													8.50%
Interest rates of long term debt maturing after 2015 (as a percent)											7.30%		7.00%
Interest rates of long term debt maturing in 2011, low end of range (as a percent)												0.20%		3.80%	3.50%
Interest rates of long term debt maturing in 2011, high end of range (as a percent)												7.00%		6.90%	5.70%
Interest rates of long term debt maturing in 2012, low end of range (as a percent)												0.20%		4.40%	0.60%
Interest rates of long term debt maturing in 2012, high end of range (as a percent)												12.80%		7.10%	1.90%
Interest rates of long term debt maturing in 2013, low end of range (as a percent)												0.20%
Interest rates of long term debt maturing in 2013, high end of range (as a percent)												12.80%
Interest rates of long term debt maturing in 2014, low end of range (as a percent)												0.80%
Interest rates of long term debt maturing in 2014, high end of range (as a percent)												11.60%
Interest rates of long term debt maturing in 2015, low end of range (as a percent)												0.30%		1.20%	12.10%
Interest rates of long term debt maturing in 2015, high end of range (as a percent)												12.60%		10.30%	12.60%
Interest rates of long term debt maturing after 2015, low end of range (as a percent)												1.20%		0.40%	2.70%
Interest rates of long term debt maturing after 2015, high end of range (as a percent)												8.80%		11.00%	11.30%
Maximum principal amount of notes that can be issued																			¥ 500,000,000,000

Accumulated other comprehensive income (Details) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Gains/(losses) on cash flow hedges	Dec. 31, 2009 Gains/(losses) on cash flow hedges	Dec. 31, 2008 Gains/(losses) on cash flow hedges	Dec. 31, 2010 Cumulative translation adjustments	Dec. 31, 2009 Cumulative translation adjustments	Dec. 31, 2008 Cumulative translation adjustments	Dec. 31, 2010 Unrealized gains/(losses) on securities	Dec. 31, 2009 Unrealized gains/(losses) on securities	Dec. 31, 2008 Unrealized gains/(losses) on securities	Dec. 31, 2010 Actuarial gains/(losses)	Dec. 31, 2009 Actuarial gains/(losses)	Dec. 31, 2008 Actuarial gains/(losses)	Dec. 31, 2010 Net prior service credit/ (cost)	Dec. 31, 2009 Net prior service credit/ (cost)	Dec. 31, 2008 Net prior service credit/ (cost)	Dec. 31, 2010 Accumulated other comprehensive income.	Dec. 31, 2009 Accumulated other comprehensive income.	Dec. 31, 2008 Accumulated other comprehensive income.
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(14,555)	(11,638)	(41)	(145)	(74)	(8,770)	(8,211)	(4,661)	110	63	116	(2,891)	(2,543)	(942)	(46)	(103)	(131)	(11,638)	(10,939)	(5,692)
Increase/(decrease)			46	30	(14)	(2,822)	(609)	(3,550)	0	62	(62)	(338)	(368)	(1,643)	0	30	(7)	(3,114)	(855)	(5,276)
Decrease due to equity method investments			(15)	87	(57)	0	0	0	1	0	0	0	0	0	0	0	0	(14)	87	(57)
Reclassification adjustments, included in net income			(23)	(13)	0	(13)	50	0	6	(15)	9	93	20	34	13	27	28	76	69	71
Cumulative effect of accounting changes, net of tax			0		0	135		0	0		0	0		8	0		7	135		15
Balance	(14,555)	(11,638)	(33)	(41)	(145)	(11,470)	(8,770)	(8,211)	117	110	63	(3,136)	(2,891)	(2,543)	(33)	(46)	(103)	(14,555)	(11,638)	(10,939)

Tax (Details) (CHF)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income/(loss) from continuing operations before taxes (CHF)
Switzerland	1,734,000,000	2,383,000,000	5,387,000,000
Foreign	5,753,000,000	5,694,000,000	(20,289,000,000)
Income/(loss) from continuing operations before taxes	7,487,000,000	8,077,000,000	(14,902,000,000)
Current and deferred taxes (CHF)
Switzerland	81,000,000	203,000,000	113,000,000
Foreign	243,000,000	757,000,000	226,000,000
Current income tax expense/(benefit)	324,000,000	960,000,000	339,000,000
Switzerland	(149,000,000)	87,000,000	(220,000,000)
Foreign	1,373,000,000	788,000,000	(4,715,000,000)
Deferred income tax expense/(benefit)	1,224,000,000	875,000,000	(4,935,000,000)
Income tax expense/(benefit)	1,548,000,000	1,835,000,000	(4,596,000,000)
Income tax expense/(benefit) on discontinued operations	0	(19,000,000)	21,000,000
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	4,000,000	0	1,000,000
Cumulative translation adjustment	32,000,000	(164,000,000)	(132,000,000)
Unrealized gains/(losses) on securities	(2,000,000)	16,000,000	(41,000,000)
Actuarial gains/(losses)	(82,000,000)	(116,000,000)	(461,000,000)
Net prior service credit/(cost)	3,000,000	15,000,000	7,000,000
Share-based compensation and treasury shares	(671,000,000)	(176,000,000)	158,000,000
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	1,647,000,000	1,777,000,000	(3,278,000,000)
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Foreign tax rate differential	519,000,000	882,000,000	(2,697,000,000)
Non-deductible amortization of other intangible assets and goodwill impairment	1,000,000	3,000,000	29,000,000
Other non-deductible expenses	623,000,000	540,000,000	273,000,000
Additional taxable income	22,000,000	71,000,000	226,000,000
Lower taxed income	(775,000,000)	(694,000,000)	(1,770,000,000)
of which tax benefit in respect of the Swiss tax effect of the valuation reduction in the investment in subsidiaries	380,000,000		588,000,000
of which tax benefit in respect of the reversal of the deferred tax liability recorded to cover estimated recapture of loss deductions arising from foreign branches of the Bank	130,000,000		290,000,000
Income taxable to non-controlling interests	(278,000,000)	313,000,000	1,000,000,000
Changes in tax law and rates	119,000,000	3,000,000	3,000,000
Changes in deferred tax valuation allowance	54,000,000	(123,000,000)	1,756,000,000
of which tax benefit from the release of valuation allowances on deferred tax assets	199,000,000	567,000,000	125,000,000
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	193,000,000	433,000,000
Other	(384,000,000)	(937,000,000)	(138,000,000)
of which foreign exchange translation gains or losses relating to deferred tax assets on tax loss carry-forwards recorded in UK entities		460,000,000	(467,000,000)
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	301,000,000	156,000,000	163,000,000
of which (increases) or releases of valuation allowance on deferred tax assets on net operating loss carry-forwards		(91,000,000)
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets on net operating loss carry-forwards		91,000,000
Income tax expense/(benefit)	1,548,000,000	1,835,000,000	(4,596,000,000)
Accumulated undistributed earnings from foreign subsidiaries	8,000,000,000

Tax (Details 2) (CHF)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Tax effect of temporary differences (CHF)
Compensation and benefits	2,211,000,000	2,293,000,000
Loans	498,000,000	660,000,000
Investment securities	1,024,000,000	39,000,000
Provisions	1,346,000,000	1,275,000,000
Business combinations	96,000,000	93,000,000
Derivatives	163,000,000	104,000,000
Real estate	200,000,000	200,000,000
Net operating loss carry-forwards	7,253,000,000	8,574,000,000
Other	124,000,000	103,000,000
Gross deferred tax assets before valuation allowance	12,915,000,000	13,341,000,000
Less valuation allowance	(2,264,000,000)	(2,799,000,000)	(2,976,000,000)
Gross deferred tax assets net of valuation allowance	10,651,000,000	10,542,000,000
Compensation and benefits	(38,000,000)	(144,000,000)
Loans	(32,000,000)	(9,000,000)
Investment securities	(391,000,000)	(294,000,000)
Provisions	(372,000,000)	(459,000,000)
Business combinations	(277,000,000)	(191,000,000)
Derivatives	(315,000,000)	(263,000,000)
Leasing	(66,000,000)	(80,000,000)
Real estate	(84,000,000)	(80,000,000)
Other	(71,000,000)	(203,000,000)
Gross deferred tax liabilities	(1,646,000,000)	(1,723,000,000)
Net deferred tax assets	9,005,000,000	8,819,000,000
Net deferred tax assets related to the US and UK	8,406,000,000	8,438,000,000
Valuation allowance of a US and UK entity, as of the end of the period	1,302,000,000	1,409,000,000
Net deferred tax assets change	186,000,000
Net deferred tax increase related to consolidation of Alpine Securitization Corp. (Alpine)	1,508,000,000
Net deferred tax increase related to acquisition	409,000,000
Net deferred tax decrease related to foreign exchange translation losses	800,000,000
Net deferred tax assets decrease related to temporary differences and taxable income	931,000,000
Net operating loss carry-forwards (CHF)
Due to expire within 1 year	28,000,000
Due to expire within 2 to 5 years	3,863,000,000
Due to expire within 6 to 10 years	9,855,000,000
Due to expire within 11 to 20 years	7,070,000,000
Amount due to expire	20,816,000,000
Amount not due to expire	11,382,000,000
Total net operating loss carry-forwards	32,198,000,000
Movements in the valuation allowance (CHF)
Balance at beginning of period	2,799,000,000	2,976,000,000	1,384,000,000
Discontinued operations	0	0	(13,000,000)
Net changes	(535,000,000)	(177,000,000)	1,605,000,000
Balance at end of period	2,264,000,000	2,799,000,000	2,976,000,000
Tax benefits associated with share-based compensation (CHF)
Tax benefits recorded in the consolidated statements of operations	539,000,000	632,000,000	951,000,000
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	615,000,000	179,000,000	(93,000,000)
Tax benefits in respect of tax on dividend equivalent payments	26,000,000	0	16,000,000
Windfall deductions and dividend equivalents not resulting in a reduction of income taxes payable	1,000,000,000	300,000,000
Tax benefit that will be recorded when benefit of deductions for dividend equivalent payments is realized	234,000,000
Movements in gross unrecognized tax benefits (CHF)
Balance at beginning of period	964,000,000	1,177,000,000
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	53,000,000	17,000,000
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(286,000,000)	(198,000,000)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	39,000,000	17,000,000
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(31,000,000)	(58,000,000)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(91,000,000)	(6,000,000)
Other (including foreign currency translation)	(70,000,000)	15,000,000
Balance at end of period	578,000,000	964,000,000	1,177,000,000
of which, if recognized, would affect the effective tax rate	554,000,000	915,000,000
Interest and penalties (CHF)
Interest and penalties recognized in the consolidated statements of operations	(43,000,000)	(15,000,000)	4,000,000
Interest and penalties recognized in the consolidated balance sheets	209,000,000	272,000,000	250,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	85,000,000

Employee deferred compensation (Details) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	3,585	3,718	3,461
Total shares delivered (millions)
Total shares delivered (in shares)	47.3	39.1	17.2
Scaled Incentive Share Unit (SISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	561
Incentive Share Unit (ISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	723	1,526	2,375
Performance Incentive Plan (PIP)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	(1)	(21)	114
Other share-based awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	294	331	593
Adjustable Performance Plan awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	963
Other Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	422	431	(78)
Partner Asset Facility (PAF) awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	45	629	457
Cash Retention Awards (CRA)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	578	822

Employee deferred compensation (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	2,273
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period (in years)	1.6
Scaled Incentive Share Unit (SISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	782
Incentive Share Unit (ISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	334
Other share-based awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	496
Adjustable Performance Plan awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	613
Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	48

Employee deferred compensation (Details 3) (CHF) In Millions, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended					12 Months Ended			0 Months Ended						1 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended																		0 Months Ended
	Dec. 31, 2010 Share awards Subsequent Event Activity	Jan. 21, 2010 Scaled Incentive Share Unit (SISU)	Jan. 31, 2010 Scaled Incentive Share Unit (SISU)	Dec. 31, 2010 Scaled Incentive Share Unit (SISU)	Jan. 21, 2010 SISU base unit	Jan. 21, 2010 SISU leverage unit	Jan. 21, 2010 Incentive Share Unit (ISU)	Jan. 21, 2009 Incentive Share Unit (ISU)	Jan. 22, 2008 Incentive Share Unit (ISU)	Dec. 31, 2010 Incentive Share Unit (ISU)	Dec. 31, 2009 Incentive Share Unit (ISU)	Dec. 31, 2008 Incentive Share Unit (ISU)	Jan. 21, 2010 ISU base unit	Jan. 21, 2009 ISU base unit	Jan. 22, 2008 ISU base unit	Jan. 21, 2010 ISU leverage unit	Jan. 21, 2009 ISU leverage unit	Jan. 22, 2008 ISU leverage unit	Jan. 31, 2010 ISU leverage unit	Dec. 31, 2009 ISU leverage unit	Dec. 31, 2008 ISU leverage unit	Mar. 31, 2010 PIP I	Dec. 31, 2010 PIP I	Dec. 31, 2009 PIP I	Dec. 31, 2008 PIP I	Dec. 31, 2010 PIP II	Dec. 31, 2009 PIP II	Dec. 31, 2008 PIP II	Dec. 31, 2010 Other share-based awards	Dec. 31, 2009 Other share-based awards	Dec. 31, 2008 Other share-based awards	Dec. 31, 2010 Phantom shares and blocked shares	Dec. 31, 2010 Longevity premium awards (LPA)	Dec. 31, 2010 Blocked shares Subsequent Event Activity	Dec. 31, 2010 Share options	Dec. 31, 2009 Share options	Dec. 31, 2008 Share options	Dec. 31, 2010 Share options Subsequent Event Activity	Dec. 31, 2010 Adjustable Performance Plan awards Subsequent Event Activity	Dec. 31, 2010 Cash Retention Awards (CRA)	Jan. 21, 2010 Adjustable Performance Plan awards
Significant assumptions
Expected volatility, in % (as a percent)				33.42%						33.52%	62.97%	32.04%
Expected dividend yield, in % (as a percent)												5.46%
Expected dividend cash flows, in CHF
2009 (in CHF per share)											0.1
2010 (in CHF per share)				1.45						1.45	0.6
2011 (in CHF per share)				1.55						1.55	1
2012 (in CHF per share)				1.65						1.65
2013 (in CHF per share)				1.75
Expected risk-free interest rate, in % (as a percent)				1.26%						1.00%	1.24%	2.45%
Expected term, in years				4						3	3	3
Vesting period (in years)	4			4						3													5			5
Share award equal to number of Group share awards (in shares)	1
Total value of share-based compensation awards granted	1,430
Portion of awards that would vest on each anniversary of the grant date	One-quarter									One-third																														First-quarter
Estimated unrecognized compensation expense	1,424																																						1,669
Period of time over which total estimated unrecognized compensation expense is expected to be recognized (in years)																																							4
Moratorium period on early retirement, determined from grant date (in years)				2						2
Minimum number of Group shares to be received by an employee for each ISU granted (in shares)										1
Fair value of variable compensation unit (in CHF per share)	42.51				50.3	13.44							50.3	23.7	54.9	13.45	6.98	10.69											45.38	40.37	46.97
Limit on multiple of the grant value of Group shares that can be received for each ISU granted			3																3	3
Limit on number of Group shares that can be received for each award granted (in shares)			3																5	5	10
Share-based compensation expense not yet recognized, period for recognition (in years)	4
Number of awards
Balance at beginning of period (in shares)										41,500,000	59,800,000	25,400,000										11,900,000	11,900,000	12,200,000	12,300,000	6,200,000	6,400,000	6,500,000	15,500,000	20,800,000	28,800,000
Granted (in shares)	34,500,000	21,100,000		21,100,000			6,000,000	26,100,000	46,400,000	6,000,000	26,400,000	47,100,000																100,000	7,200,000	8,300,000	8,600,000
Settled (in shares)				(200,000)						(8,400,000)	(43,600,000)	(10,000,000)											(11,700,000)	0	0	0	0	0	(5,000,000)	(12,800,000)	(15,100,000)
Forfeited (in shares)				(500,000)						(1,400,000)	(1,100,000)	(2,700,000)											(200,000)	(300,000)	(100,000)	(100,000)	(200,000)	(200,000)	(400,000)	(800,000)	(1,500,000)
Balance at end of period (in shares)				20,400,000						37,700,000	41,500,000	59,800,000											0	11,900,000	12,200,000	6,100,000	6,200,000	6,400,000	17,300,000	15,500,000	20,800,000
of which vested (in shares)				200,000						3,900,000	2,700,000	1,400,000											0	10,200,000	8,300,000	5,300,000	4,500,000	3,400,000	1,300,000	1,200,000	200,000
of which unvested (in shares)				20,200,000						33,800,000	38,800,000	58,400,000											0	1,700,000	3,900,000	800,000	1,700,000	3,000,000	16,000,000	14,300,000	20,600,000
Maximum scaling factor to be applied to the grant value of share awards				2.5
Average Group share price below which zero shares will be awarded (in CHF per share)																										47
PIP II unit equivalent Group share price at date of grant (CHF per share)																										72
Fair value of units granted to employees eligible for retirement at the grant date (in CHF per share)																							83.75			145.36
Fair value of units granted to employees not eligible for retirement at the grant date (in CHF per share)																							51.7			79.87
Number of units resulting from the conversion of each award (in shares)																								1.98	1.86	0.93	1.17	1.52
Number of Group shares at settlement for each PIP I award unit award (in shares)																						4.8
Vesting period, low end of range (in years)																													0
Vesting period, high end of range (in years)																													5
Number of installments in which awards vest																																3
Period of time after vesting within which other share-based awards are converted to Group shares (in days)																																120	120
Period for which other share-based awards are blocked after the shares vest (in years)																																1	1
Percentage of amount they otherwise that would have been received by employees in unrestricted cash in the form of blocked shares																																		50.00%
Total value of awards granted																																		35					1,102		1,187
Period for which other share-based awards are blocked after the shares vest, low end of the range (in months)																																		6M
Period for which other share-based awards are blocked after the shares vest, high end of the range (in years)																																		3Y
Weighted-average grant-date fair value (in CHF per share)
Weighted-average grant-date fair value - Balance at beginning of period (in CHF per share)																													45.67	61.83	67.2
Weighted-average grant-date fair value - Granted (in CHF per share)	42.51				50.3	13.44							50.3	23.7	54.9	13.45	6.98	10.69											45.38	40.37	46.97
Weighted-average grant-date fair value - Settled (in CHF per share)																													48.43	69.07	61.57
Weighted-average grant-date fair value - Forfeited (in CHF per share)																													51.65	53.33	82.82
Weighted-average grant-date fair value - Balance at end of period (in CHF per share)																													43.86	45.67	61.83
Share options:
Share options expiration (in years)																																			10
Aggregate intrinsic value of options outstanding and exercisable																																			43
Weighted-average remaining contractual term (in years)																																			0.9
Total intrinsic value of options exercised																																			8	10	7
Cash received from options exercised																																			32	30	17
Share option activities
Number of share options - Balance at beginning of period																																			34,900,000	39,000,000	39,600,000
Number of share options - Exercised																																			(800,000)	(700,000)	(500,000)
Number of share options - Settled																																			0	(300,000)	0
Number of share options - Forfeited																																			0	0	0
Number of share options - Expired																																			(4,300,000)	(3,100,000)	(100,000)
Number of share options - Balance at end of period																																			29,800,000	34,900,000	39,000,000
Number of share options - Exercisable at end of period																																			29,800,000	34,800,000	37,900,000
Weighted-average exercise price - Balance at beginning of period (in CHF per share)																																			63.49	62.19	61.86
Weighted-average exercise price - Exercised (in CHF per share)																																			40.12	40.8	37.97
Weighted-average exercise price - Settled (in CHF per share)																																			0	68.36	0
Weighted-average exercise price - Forfeited (in CHF per share)																																			0	70.95	0
Weighted-average exercise price - Expired (in CHF per share)																																			60.37	52.05	41.99
Weighted-average exercise price - Balance at end of period (in CHF per share)																																			64.58	63.49	62.19
Weighted-average exercise price - Exercisable at end of period (in CHF per share)																																			64.58	63.49	61.56
Share options with cash settlement, expired (in shares)																																			1,600,000
Additional share options expired (in shares)																																			2,700,000			10,700,000
Subsequent event date	Jan 20, 2011																																	Jan 20, 2011				Jan 20, 2011	Jan 20, 2011

Employee deferred compensation (Details 4) (CHF)	0 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended
	Jan. 21, 2010 Adjustable Performance Plan awards	Dec. 31, 2009 Adjustable Performance Plan awards	Dec. 31, 2010 Adjustable Performance Plan awards Subsequent Event Activity	Dec. 31, 2010 Subsequent Event Activity Restricted Cash Award	Mar. 31, 2009 Partner Asset Facility (PAF) awards	Dec. 31, 2010 Partner Asset Facility (PAF) awards	Dec. 31, 2008 Partner Asset Facility (PAF) awards	Jan. 21, 2009 Partner Asset Facility (PAF) awards	Mar. 31, 2009 Cash Retention Awards (CRA)
Other compensation benefits
Vesting Period (in years)		3	4	2					2
Annual negative adjustment outstanding APP awards (as a percent)			15.00%
Loss amount for each negative adjustment to outstanding APP awards			1,000,000,000
Total value of awards granted	1,187,000,000		1,102,000,000	465,000,000
Estimated unrecognized compensation expense			1,669,000,000	465,000,000
Contractual term of PAF award (in years)						8
Portion of PAF awards fully vested upon grant (as a percent)							66.70%
Portion of PAF awards vested over first three months of 2009 (as a percent)					33.30%
Portion of awards that would expire on each anniversary of the grant date						0.33
Reference rate applied on the notional value of the award granted during the contractual term						LIBOR
Basis points added to reference rate applied on the notional value of the award granted during the contractual term (in basis points)						250
Annual cash payment of the notional value of the awards (as a percent)						20.00%
Notional value of PAF awards at date of grant (in CHF)								686,000,000
The amount of the cash component of variable compensation that must be exceeded to receive Cash Retention Awards (in CHF)									300,000
Subsequent event date			Jan 20, 2011	Jan 20, 2011

Related parties (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loans to members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	19	24	22
Additions	5	4	11
Reductions	(6)	(9)	(9)
Balance at end of period	18	19	24
Loans to members of the Executive Board, number of members	6	7
Loans to members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	25	24	25
Additions	14	11	1
Reductions	(4)	(10)	(2)
Balance at end of period	35	25	24
Loans to members of the Board of Directors, number of members	8	9
Loans made by Group or any of its subsidiaries to equity method investees
Activity in loans to related parties
Balance at beginning of period	83	575	160
Additions			415
Reductions	(38)	(492)
Balance at end of period	45	83	575

Related parties (Details 2) (CHF)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Loans to members of the Board of Directors	Dec. 31, 2009 Loans to members of the Board of Directors	Dec. 31, 2008 Loans to members of the Board of Directors	Dec. 31, 2010 Loans to members of the Executive Board
Activity in loans to related parties
Financing and banking agreements with companies in which current members of the Board of Directors have significant influence				50,000	6,000,000
Financing and banking agreements with companies in which current members of the Board of Directors have significant influence, maximum amount over most recent 3 years			10,000,000
Loans to members of the Executive Board, term (in years)						10
Liabilities due to Group's own pension funds	1,734,000,000	1,485,000,000

Related parties (Details 3) (Oatar Investment Authority and The Olayan Group, Commitment to issue equity) In Billions	12 Months Ended
Dec. 31, 2010
Related party disclosures
Aggregate of tier 1 buffer capital to be issued (in shares)	5.9

Pension and other post-retirement benefits (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Total pension costs (CHF million)
Total pension costs	241	161	183
Fair value of plan assets (CHF million)
Beginning of the measurement period	14,630
End of the measurement period	15,549	14,630
Funded status recognized (CHF million)
Funded status of the plan - over/(underfunded)	(797)	(1,134)
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(3,136)	(2,891)
Prior service credit/(cost)	(33)	(46)
Total	(3,169)	(2,937)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax	82	116	461
Actuarial gains/(losses), Net	(338)	(376)
Prior service credit/(cost), Net		30
Amortization of actuarial losses/ (gains), Net	95	20
Amortization of prior service cost/(credit), Net	13	27
Immediate recognition due to curtailment/settlement, Net	(2)	8
Total amounts recognized in other comprehensive income, Net	(232)	(291)
Defined benefit pension plans
Total pension costs (CHF million)
Settlement (gains)/losses	6	38
PBO (CHF million)
Special termination benefits	5	10
ABO (CHF million)
Reduction of PBO recorded in prior service credit in AOCI		38
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(3,084)	(2,853)
Prior service credit/(cost)	(39)	(53)
Total	(3,123)	(2,906)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	(422)	(494)
Actuarial gains/(losses), Tax	103	124
Actuarial gains/(losses), Net	(319)	(370)
Prior service credit/(cost), Gross		38
Prior service credit/(cost), Tax		(8)
Prior service credit/(cost), Net		30
Amortization of actuarial losses/(gains), Gross	122	23
Amortization of actuarial losses/(gains), Tax	(30)	(8)
Amortization of actuarial losses/ (gains), Net	92	15
Amortization of prior service cost/(credit), Gross	18	36
Amortization of prior service cost/(credit), Tax	(4)	(8)
Amortization of prior service cost/(credit), Net	14	28
Immediate recognition due to curtailment/settlement, Gross	(2)	10
Immediate recognition due to curtailment/settlement, Tax		(2)
Immediate recognition due to curtailment/settlement, Net	(2)	8
Total amounts recognized in other comprehensive income, Gross	(284)	(387)
Total amounts recognized in other comprehensive income, Tax	69	98
Total amounts recognized in other comprehensive income, Net	(215)	(289)
Amounts in AOCI, net of tax, expected to be amortized in 2011
Amortization of actuarial losses/(gains)	101
Amortization of prior service cost/(credit)	14
Total	115
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Employees participating in defined benefit plans (as a percent)	82.00%	84.00%
Value of plan assets (as a percent)	86.00%
Pension benefit obligation (as a percent)	85.00%
Total pension costs (CHF million)
Service costs on benefit obligation	269	217	217
Interest costs on benefit obligation	453	471	461
Expected return on plan assets	(637)	(610)	(607)
Amortization of recognized prior service cost/(credit)	17	35	36
Amortization of recognized actuarial losses	86	6	2
Net periodic pension costs	188	119	109
Settlement (gains)/losses	1	6
Curtailment (gains)/losses			3
Special termination benefits	2	7
Total pension costs	191	132	112
PBO (CHF million)
Beginning of the measurement period	13,324	12,452
Plan participant contributions	250	240
Service costs	269	217
Interest costs	453	471
Plan amendments		(38)
Settlements	(6)	(30)
Curtailments	(1)
Special termination benefits	2	7
Actuarial (gains) losses	(3)	560
Benefit payments	(475)	(555)
End of the measurement period	13,813	13,324	12,452
Fair value of plan assets (CHF million)
Beginning of the measurement period	12,594	11,504
Actual return on plan assets	377	997
Employer contributions	688	438
Plan participant contributions	250	240
Settlements	(6)	(30)
Benefit payments	(475)	(555)
End of the measurement period	13,428	12,594	11,504
Funded status recognized (CHF million)
Funded status of the plan - over/(underfunded)	(385)	(730)
Total funded status recognized in the consolidated balance sheet at December 31	(385)	(730)
Total amount recognized (CHF million)
Noncurrent assets	17	9
Current liabilities	0	0
Noncurrent liabilities	(402)	(739)
Total amount recognized in the consolidated balance sheet at December 31	(385)	(730)
ABO (CHF million)
End of the measurement period	12,847	12,186
Contributions disclosures
Special contribution made by the Group	199		250
Contribution to be made by the Group in next fiscal year	517
Net benefit pension cost (%)
Discount rate (as a percent)	3.50%	3.90%	4.00%
Salary increases (as a percent)	2.60%	2.60%	2.60%
Expected long-term rate of return on plan assets (as a percent)	4.80%	4.80%	5.00%
Benefit obligation (%)
Discount rate (as a percent)	3.10%	3.50%	3.90%
Salary increases (as a percent)	2.00%	2.60%	2.60%
Defined benefit pension plans - Switzerland, annuity section
Defined benefit plan, Disclosure
Employee contributions (as a percent, low end of range)	9.00%
Employee contributions (as a percent, high end of range)	12.50%
Group's contribution as a percentage of employees' contribution (as a percent)	200.00%
Defined benefit pension plans - Switzerland, saving section
Defined benefit plan, Disclosure
Employee contributions (as a percent, low end of range)	5.00%
Employee contributions (as a percent, high end of range)	14.00%
Employer contributions (as a percent, low end of range)	7.50%
Employer contributions (as a percent, high end of range)	25.00%
Defined benefit pension plans - International
Total pension costs (CHF million)
Service costs on benefit obligation	30	33	45
Interest costs on benefit obligation	134	129	141
Expected return on plan assets	(163)	(166)	(172)
Amortization of recognized prior service cost/(credit)	1	1	1
Amortization of recognized actuarial losses	36	17	40
Net periodic pension costs	38	14	55
Settlement (gains)/losses	(2)	1
Curtailment (gains)/losses		(2)
Total pension costs	36	13	55
PBO (CHF million)
Beginning of the measurement period	2,299	1,971
Service costs	30	33
Interest costs	134	129
Settlements	(3)	(8)
Curtailments		(5)
Special termination benefits	3	3
Actuarial (gains) losses	220	185
Plans added	9
Benefit payments	(52)	(67)
Exchange rate (gains) losses	(267)	58
End of the measurement period	2,373	2,299	1,971
Fair value of plan assets (CHF million)
Beginning of the measurement period	2,036	1,833
Actual return on plan assets	218	30
Employer contributions	172	169
Settlements	(3)	(8)
Benefit payments	(52)	(67)
Exchange rate gains/(losses)	(250)	79
End of the measurement period	2,121	2,036	1,833
Funded status recognized (CHF million)
Funded status of the plan - over/(underfunded)	(252)	(263)
Total funded status recognized in the consolidated balance sheet at December 31	(252)	(263)
Total amount recognized (CHF million)
Noncurrent assets	166	84
Current liabilities	(13)	(9)
Noncurrent liabilities	(405)	(338)
Total amount recognized in the consolidated balance sheet at December 31	(252)	(263)
ABO (CHF million)
End of the measurement period	2,287	2,235
Net benefit pension cost (%)
Discount rate (as a percent)	6.00%	6.30%	5.90%
Salary increases (as a percent)	4.30%	4.00%	4.50%
Expected long-term rate of return on plan assets (as a percent)	7.20%	7.50%	7.60%
Benefit obligation (%)
Discount rate (as a percent)	5.50%	6.00%	6.30%
Salary increases (as a percent)	4.20%	4.30%	4.00%
Defined benefit pension International plans, US
Total pension costs (CHF million)
Settlement (gains)/losses	1	7
Defined benefit pension International plans, UK
Contributions disclosures
Special contribution made by the Group	135	130	140
Other post-retirement defined benefit plans
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(52)	(38)
Prior service credit/(cost)	6	7
Total	(46)	(31)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	(31)	(9)
Actuarial gains/(losses), Tax	12	3
Actuarial gains/(losses), Net	(19)	(6)
Amortization of actuarial losses/(gains), Gross	6	8
Amortization of actuarial losses/(gains), Tax	(3)	(3)
Amortization of actuarial losses/ (gains), Net	3	5
Amortization of prior service cost/(credit), Gross	(2)	(2)
Amortization of prior service cost/(credit), Tax	1	1
Amortization of prior service cost/(credit), Net	(1)	(1)
Total amounts recognized in other comprehensive income, Gross	(27)	(3)
Total amounts recognized in other comprehensive income, Tax	10	1
Total amounts recognized in other comprehensive income, Net	(17)	(2)
Amounts in AOCI, net of tax, expected to be amortized in 2011
Amortization of actuarial losses/(gains)	6
Amortization of prior service cost/(credit)	(1)
Total	5
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)	9.75%	9.75%	11.00%
Weighted-average rate of health care benefit decrease (as a percent)	5.00%
Increase in post-retirement expenses due 1% increase in health care cost trend rate assumption	1.5	1.3	1.3
Increase in accumulated post-retirement defined benefit obligation due 1% increase in health care cost trend rate assumption	26	19	18
Decrease in post-retirement expenses due to 1% decrease in health care cost trend rate assumption	1.2	1	1.1
Decrease in post-retirement defined benefit obligation due to 1% decrease in health care cost trend rate assumption	21	16	15
Other post-retirement defined benefit plans - International
Total pension costs (CHF million)
Service costs on benefit obligation	1	1	1
Interest costs on benefit obligation	9	9	8
Amortization of recognized prior service cost/(credit)	(2)	(2)	(2)
Amortization of recognized actuarial losses	6	8	9
Net periodic pension costs	14	16	16
Total pension costs	14	16	16
PBO (CHF million)
Beginning of the measurement period	141	134
Service costs	1	1
Interest costs	9	9
Actuarial (gains) losses	31	9
Benefit payments	(8)	(8)
Exchange rate (gains) losses	(14)	(4)
End of the measurement period	160	141	134
Fair value of plan assets (CHF million)
Employer contributions	8	8
Benefit payments	(8)	(8)
Funded status recognized (CHF million)
Funded status of the plan - over/(underfunded)	(160)	(141)
Total funded status recognized in the consolidated balance sheet at December 31	(160)	(141)
Total amount recognized (CHF million)
Current liabilities	(8)	(8)
Noncurrent liabilities	(152)	(133)
Total amount recognized in the consolidated balance sheet at December 31	(160)	(141)
Contributions disclosures
Contribution to be made by the Group in next fiscal year	8
Net benefit pension cost (%)
Discount rate (as a percent)	6.10%	6.40%	6.20%
Benefit obligation (%)
Discount rate (as a percent)	5.50%	6.10%	6.40%

Pension and other post-retirement benefits (Details 2) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
PBO	13,813	13,324	12,452
ABO	12,847	12,186
Defined benefit pension plans - Switzerland | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	13,100	12,677
ABO	12,167	11,573
Fair value of plan assets	12,698	11,937
Defined benefit pension plans - Switzerland | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	7	7
ABO	7	7
Fair value of plan assets	6	7
Defined benefit pension plans - International
Defined benefit plan, Disclosure
PBO	2,373	2,299	1,971
ABO	2,287	2,235
Defined benefit pension plans - International | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,212	1,138
ABO	1,163	1,100
Fair value of plan assets	794	791
Defined benefit pension plans - International | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,128	1,076
ABO	1,099	1,049
Fair value of plan assets	717	729

Pension and other post-retirement benefits (Details 3) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Group debt securities	Dec. 31, 2009 Group debt securities	Dec. 31, 2010 Group equity securities and options	Dec. 31, 2009 Group equity securities and options	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 1 Cash and cash equivalents	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 1 Cash and cash equivalents	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 2 Cash and cash equivalents	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 2 Cash and cash equivalents	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Cash and cash equivalents	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Cash and cash equivalents	Dec. 31, 2010 Defined benefit pension plans - Switzerland Cash and cash equivalents	Dec. 31, 2009 Defined benefit pension plans - Switzerland Cash and cash equivalents	Dec. 31, 2010 Defined benefit pension plans - International Level 1 Cash and cash equivalents	Dec. 31, 2009 Defined benefit pension plans - International Level 1 Cash and cash equivalents	Dec. 31, 2010 Defined benefit pension plans - International Level 2 Cash and cash equivalents	Dec. 31, 2009 Defined benefit pension plans - International Level 2 Cash and cash equivalents	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Cash and cash equivalents	Dec. 31, 2009 Defined benefit pension plans - International Level 3 Cash and cash equivalents	Dec. 31, 2010 Defined benefit pension plans - International Cash and cash equivalents	Dec. 31, 2009 Defined benefit pension plans - International Cash and cash equivalents	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 1 Debt securities	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 1 Debt securities	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 2 Debt securities	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 2 Debt securities	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Debt securities	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Debt securities	Dec. 31, 2010 Defined benefit pension plans - Switzerland Debt securities	Dec. 31, 2009 Defined benefit pension plans - Switzerland Debt securities	Dec. 31, 2010 Defined benefit pension plans - International Level 1 Debt securities	Dec. 31, 2009 Defined benefit pension plans - International Level 1 Debt securities	Dec. 31, 2010 Defined benefit pension plans - International Level 2 Debt securities	Dec. 31, 2009 Defined benefit pension plans - International Level 2 Debt securities	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Debt securities	Dec. 31, 2009 Defined benefit pension plans - International Level 3 Debt securities	Dec. 31, 2010 Defined benefit pension plans - International Debt securities	Dec. 31, 2009 Defined benefit pension plans - International Debt securities	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 1 Governments debt securities	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 1 Governments debt securities	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 2 Governments debt securities	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 2 Governments debt securities	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Governments debt securities	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Governments debt securities	Dec. 31, 2010 Defined benefit pension plans - Switzerland Governments debt securities	Dec. 31, 2009 Defined benefit pension plans - Switzerland Governments debt securities	Dec. 31, 2010 Defined benefit pension plans - International Level 1 Governments debt securities	Dec. 31, 2009 Defined benefit pension plans - International Level 1 Governments debt securities	Dec. 31, 2010 Defined benefit pension plans - International Level 2 Governments debt securities	Dec. 31, 2009 Defined benefit pension plans - International Level 2 Governments debt securities	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Governments debt securities	Dec. 31, 2009 Defined benefit pension plans - International Level 3 Governments debt securities	Dec. 31, 2010 Defined benefit pension plans - International Governments debt securities	Dec. 31, 2009 Defined benefit pension plans - International Governments debt securities	Dec. 31, 2010 Defined benefit pension plans Level 3 Corporate debt securities	Dec. 31, 2009 Defined benefit pension plans Level 3 Corporate debt securities	Dec. 31, 2008 Defined benefit pension plans Level 3 Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 1 Corporate debt securities	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 1 Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 2 Corporate debt securities	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 2 Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Corporate debt securities	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans - Switzerland Corporate debt securities	Dec. 31, 2009 Defined benefit pension plans - Switzerland Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans - International Level 1 Corporate debt securities	Dec. 31, 2009 Defined benefit pension plans - International Level 1 Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans - International Level 2 Corporate debt securities	Dec. 31, 2009 Defined benefit pension plans - International Level 2 Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Corporate debt securities	Dec. 31, 2009 Defined benefit pension plans - International Level 3 Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans - International Corporate debt securities	Dec. 31, 2009 Defined benefit pension plans - International Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 1 Equity securities	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 1 Equity securities	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 2 Equity securities	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 2 Equity securities	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Equity securities	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Equity securities	Dec. 31, 2010 Defined benefit pension plans - Switzerland Equity securities	Dec. 31, 2009 Defined benefit pension plans - Switzerland Equity securities	Dec. 31, 2010 Defined benefit pension plans - International Level 1 Equity securities	Dec. 31, 2009 Defined benefit pension plans - International Level 1 Equity securities	Dec. 31, 2010 Defined benefit pension plans - International Level 2 Equity securities	Dec. 31, 2009 Defined benefit pension plans - International Level 2 Equity securities	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Equity securities	Dec. 31, 2009 Defined benefit pension plans - International Level 3 Equity securities	Dec. 31, 2010 Defined benefit pension plans - International Equity securities	Dec. 31, 2009 Defined benefit pension plans - International Equity securities	Dec. 31, 2010 Defined benefit pension plans Level 3 Real estate	Dec. 31, 2009 Defined benefit pension plans Level 3 Real estate	Dec. 31, 2008 Defined benefit pension plans Level 3 Real estate	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 1 Real estate	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 1 Real estate	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 2 Real estate	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 2 Real estate	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Real estate	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Real estate	Dec. 31, 2010 Defined benefit pension plans - Switzerland Real estate	Dec. 31, 2009 Defined benefit pension plans - Switzerland Real estate	Dec. 31, 2010 Defined benefit pension plans Level 3 Real estate - direct	Dec. 31, 2009 Defined benefit pension plans Level 3 Real estate - direct	Dec. 31, 2008 Defined benefit pension plans Level 3 Real estate - direct	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 1 Real estate - direct	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 1 Real estate - direct	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 2 Real estate - direct	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 2 Real estate - direct	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Real estate - direct	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Real estate - direct	Dec. 31, 2010 Defined benefit pension plans - Switzerland Real estate - direct	Dec. 31, 2009 Defined benefit pension plans - Switzerland Real estate - direct	Dec. 31, 2010 Defined benefit pension plans Level 3 Real estate - indirect	Dec. 31, 2009 Defined benefit pension plans Level 3 Real estate - indirect	Dec. 31, 2008 Defined benefit pension plans Level 3 Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 1 Real estate - indirect	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 1 Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 2 Real estate - indirect	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 2 Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Real estate - indirect	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans - Switzerland Real estate - indirect	Dec. 31, 2009 Defined benefit pension plans - Switzerland Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans - International Level 1 Real estate - indirect	Dec. 31, 2009 Defined benefit pension plans - International Level 1 Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans - International Level 2 Real estate - indirect	Dec. 31, 2009 Defined benefit pension plans - International Level 2 Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Real estate - indirect	Dec. 31, 2009 Defined benefit pension plans - International Level 3 Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans - International Real estate - indirect	Dec. 31, 2009 Defined benefit pension plans - International Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans Level 3 Alternative investments	Dec. 31, 2009 Defined benefit pension plans Level 3 Alternative investments	Dec. 31, 2008 Defined benefit pension plans Level 3 Alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 1 Alternative investments	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 1 Alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 2 Alternative investments	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 2 Alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Alternative investments	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Alternative investments	Dec. 31, 2009 Defined benefit pension plans - Switzerland Alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Level 1 Alternative investments	Dec. 31, 2009 Defined benefit pension plans - International Level 1 Alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Level 2 Alternative investments	Dec. 31, 2009 Defined benefit pension plans - International Level 2 Alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Alternative investments	Dec. 31, 2009 Defined benefit pension plans - International Level 3 Alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Alternative investments	Dec. 31, 2009 Defined benefit pension plans - International Alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 1 Private equity - alternative investments	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 1 Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 2 Private equity - alternative investments	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 2 Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Private equity - alternative investments	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Private equity - alternative investments	Dec. 31, 2009 Defined benefit pension plans - Switzerland Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Level 1 Private equity - alternative investments	Dec. 31, 2009 Defined benefit pension plans - International Level 1 Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Level 2 Private equity - alternative investments	Dec. 31, 2009 Defined benefit pension plans - International Level 2 Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Private equity - alternative investments	Dec. 31, 2009 Defined benefit pension plans - International Level 3 Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Private equity - alternative investments	Dec. 31, 2009 Defined benefit pension plans - International Private equity - alternative investments	Dec. 31, 2010 Level 3 Private equity - alternative investments	Dec. 31, 2009 Level 3 Private equity - alternative investments	Dec. 31, 2008 Level 3 Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans Level 3 Hedge funds	Dec. 31, 2009 Defined benefit pension plans Level 3 Hedge funds	Dec. 31, 2008 Defined benefit pension plans Level 3 Hedge funds	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 1 Hedge funds	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 1 Hedge funds	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 2 Hedge funds	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 2 Hedge funds	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Hedge funds	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Hedge funds	Dec. 31, 2010 Defined benefit pension plans - Switzerland Hedge funds	Dec. 31, 2009 Defined benefit pension plans - Switzerland Hedge funds	Dec. 31, 2010 Defined benefit pension plans - International Level 1 Hedge funds	Dec. 31, 2009 Defined benefit pension plans - International Level 1 Hedge funds	Dec. 31, 2010 Defined benefit pension plans - International Level 2 Hedge funds	Dec. 31, 2009 Defined benefit pension plans - International Level 2 Hedge funds	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Hedge funds	Dec. 31, 2009 Defined benefit pension plans - International Level 3 Hedge funds	Dec. 31, 2010 Defined benefit pension plans - International Hedge funds	Dec. 31, 2009 Defined benefit pension plans - International Hedge funds	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 1 Other alternative investments	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 1 Other alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 2 Other alternative investments	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 2 Other alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Other alternative investments	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Other alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Other alternative investments	Dec. 31, 2009 Defined benefit pension plans - Switzerland Other alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Level 1 Other alternative investments	Dec. 31, 2009 Defined benefit pension plans - International Level 1 Other alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Level 2 Other alternative investments	Dec. 31, 2009 Defined benefit pension plans - International Level 2 Other alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Other alternative investments	Dec. 31, 2009 Defined benefit pension plans - International Level 3 Other alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Other alternative investments	Dec. 31, 2009 Defined benefit pension plans - International Other alternative investments	Dec. 31, 2010 Defined benefit pension plans Level 3 Other investments, plan assets	Dec. 31, 2009 Defined benefit pension plans Level 3 Other investments, plan assets	Dec. 31, 2008 Defined benefit pension plans Level 3 Other investments, plan assets	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 1 Other investments, plan assets	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 1 Other investments, plan assets	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 2 Other investments, plan assets	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 2 Other investments, plan assets	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Other investments, plan assets	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Other investments, plan assets	Dec. 31, 2010 Defined benefit pension plans - Switzerland Other investments, plan assets	Dec. 31, 2009 Defined benefit pension plans - Switzerland Other investments, plan assets	Dec. 31, 2010 Defined benefit pension plans - International Level 1 Other investments, plan assets	Dec. 31, 2009 Defined benefit pension plans - International Level 1 Other investments, plan assets	Dec. 31, 2010 Defined benefit pension plans - International Level 2 Other investments, plan assets	Dec. 31, 2009 Defined benefit pension plans - International Level 2 Other investments, plan assets	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Other investments, plan assets	Dec. 31, 2009 Defined benefit pension plans - International Level 3 Other investments, plan assets	Dec. 31, 2010 Defined benefit pension plans - International Other investments, plan assets	Dec. 31, 2009 Defined benefit pension plans - International Other investments, plan assets	Dec. 31, 2010 Defined benefit pension plans Level 1	Dec. 31, 2009 Defined benefit pension plans Level 1	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 1	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 1	Dec. 31, 2010 Defined benefit pension plans - International Level 1	Dec. 31, 2009 Defined benefit pension plans - International Level 1	Dec. 31, 2010 Defined benefit pension plans Level 2	Dec. 31, 2009 Defined benefit pension plans Level 2	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 2	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 2	Dec. 31, 2010 Defined benefit pension plans - International Level 2	Dec. 31, 2009 Defined benefit pension plans - International Level 2	Dec. 31, 2010 Defined benefit pension plans Level 3	Dec. 31, 2009 Defined benefit pension plans Level 3	Dec. 31, 2008 Defined benefit pension plans Level 3	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3	Dec. 31, 2008 Defined benefit pension plans - Switzerland Level 3	Dec. 31, 2010 Defined benefit pension plans - International Level 3	Dec. 31, 2009 Defined benefit pension plans - International Level 3	Dec. 31, 2008 Defined benefit pension plans - International Level 3	Dec. 31, 2010 Defined benefit pension plans - Switzerland	Dec. 31, 2009 Defined benefit pension plans - Switzerland	Dec. 31, 2008 Defined benefit pension plans - Switzerland	Dec. 31, 2010 Defined benefit pension plans - International	Dec. 31, 2009 Defined benefit pension plans - International	Dec. 31, 2008 Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	15,549	14,630	251	238	15	34	890	641	1,366	1,702	0	0	2,256	2,343	138	163	19	8	0	0	157	171	1,806	1,710	3,576	3,259	0	0	5,382	4,969	65	79	644	392	122	176	831	647	1,806	1,709	38	58	0	0	1,844	1,767	57	48	1	0	0	0	58	48	122	176	103	0	1	3,538	3,201	0	0	3,538	3,202	8	31	643	392	122	176	773	599	840	659	1,282	1,082	0	0	2,122	1,741	0	56	1,006	1,142	0	0	1,006	1,198	1,066	996	1,004	0	0	492	401	1,014	982	1,506	1,383	1,014	982	970	0	0	0	0	1,014	982	1,014	982	52	14	34	0	0	492	401	0	0	492	401	0	0	0	0	52	14	52	14	667	572	499	0	0	1,640	1,680	573	515	2,213	2,195	0	0	(97)	(130)	94	57	(3)	(73)	0	0	0	0	573	515	573	515	0	0	0	0	8	12	8	12	581	527	461	81	45	38	0	0	1,526	1,572	0	0	1,526	1,572	0	0	3	0	81	45	84	45	0	0	114	108	0	0	114	108	0	0	(100)	(130)	5	0	(95)	(130)	5	0	25	0	0	(51)	(37)	0	0	(51)	(37)	0	0	78	79	0	0	78	79	3,739	3,308	3,536	3,010	203	298	9,955	9,578	8,305	8,087	1,650	1,491	1,855	1,744	1,631	1,587	1,497	1,396	268	247	235	13,428	12,594	11,504	2,121	2,036	1,833

Pension and other post-retirement benefits (Details 4) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Defined benefit pension plans Level 3	Dec. 31, 2009 Defined benefit pension plans Level 3	Dec. 31, 2010 Defined benefit pension plans Level 3 Corporate debt securities	Dec. 31, 2009 Defined benefit pension plans Level 3 Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans Level 3 Real estate	Dec. 31, 2009 Defined benefit pension plans Level 3 Real estate	Dec. 31, 2010 Defined benefit pension plans Level 3 Real estate - direct	Dec. 31, 2009 Defined benefit pension plans Level 3 Real estate - direct	Dec. 31, 2010 Defined benefit pension plans Level 3 Real estate - indirect	Dec. 31, 2009 Defined benefit pension plans Level 3 Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans Level 3 Alternative investments	Dec. 31, 2009 Defined benefit pension plans Level 3 Alternative investments	Dec. 31, 2010 Defined benefit pension plans Level 3 Hedge funds	Dec. 31, 2009 Defined benefit pension plans Level 3 Hedge funds	Dec. 31, 2010 Defined benefit pension plans Level 3 Other investments, plan assets	Dec. 31, 2009 Defined benefit pension plans Level 3 Other investments, plan assets	Dec. 31, 2010 Defined benefit pension plans - Switzerland	Dec. 31, 2009 Defined benefit pension plans - Switzerland	Dec. 31, 2008 Defined benefit pension plans - Switzerland	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Corporate debt securities	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Real estate	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Real estate	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Real estate - direct	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Real estate - direct	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Real estate - indirect	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Alternative investments	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Private equity - alternative investments	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Hedge funds	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Hedge funds	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Other investments, plan assets	Dec. 31, 2009 Defined benefit pension plans - Switzerland Level 3 Other investments, plan assets	Dec. 31, 2010 Defined benefit pension plans - Switzerland Corporate debt securities	Dec. 31, 2009 Defined benefit pension plans - Switzerland Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans - Switzerland Real estate	Dec. 31, 2009 Defined benefit pension plans - Switzerland Real estate	Dec. 31, 2010 Defined benefit pension plans - Switzerland Real estate - direct	Dec. 31, 2009 Defined benefit pension plans - Switzerland Real estate - direct	Dec. 31, 2010 Defined benefit pension plans - Switzerland Real estate - indirect	Dec. 31, 2009 Defined benefit pension plans - Switzerland Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans - Switzerland Alternative investments	Dec. 31, 2009 Defined benefit pension plans - Switzerland Alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Private equity - alternative investments	Dec. 31, 2009 Defined benefit pension plans - Switzerland Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Hedge funds	Dec. 31, 2009 Defined benefit pension plans - Switzerland Hedge funds	Dec. 31, 2010 Defined benefit pension plans - Switzerland Other investments, plan assets	Dec. 31, 2009 Defined benefit pension plans - Switzerland Other investments, plan assets	Dec. 31, 2010 Defined benefit pension plans - International	Dec. 31, 2009 Defined benefit pension plans - International	Dec. 31, 2010 Defined benefit pension plans - International Level 3	Dec. 31, 2009 Defined benefit pension plans - International Level 3	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Corporate debt securities	Dec. 31, 2009 Defined benefit pension plans - International Level 3 Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Real estate - indirect	Dec. 31, 2009 Defined benefit pension plans - International Level 3 Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Alternative investments	Dec. 31, 2009 Defined benefit pension plans - International Level 3 Alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Private equity - alternative investments	Dec. 31, 2009 Defined benefit pension plans - International Level 3 Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Hedge funds	Dec. 31, 2009 Defined benefit pension plans - International Level 3 Hedge funds	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Other investments, plan assets	Dec. 31, 2009 Defined benefit pension plans - International Level 3 Other investments, plan assets	Dec. 31, 2010 Defined benefit pension plans - International Corporate debt securities	Dec. 31, 2009 Defined benefit pension plans - International Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans - International Real estate - indirect	Dec. 31, 2009 Defined benefit pension plans - International Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans - International Alternative investments	Dec. 31, 2009 Defined benefit pension plans - International Alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Private equity - alternative investments	Dec. 31, 2009 Defined benefit pension plans - International Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Hedge funds	Dec. 31, 2009 Defined benefit pension plans - International Hedge funds	Dec. 31, 2010 Defined benefit pension plans - International Other investments, plan assets	Dec. 31, 2009 Defined benefit pension plans - International Other investments, plan assets	Dec. 31, 2010 Level 3 Private equity - alternative investments	Dec. 31, 2009 Level 3 Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	15,549	14,630	1,744	1,631	176	103	996	1,004	982	970	14	34	572	499	45	38	0	25	13,428	12,594	11,504	1,497	1,396	0	0	1,014	982	1,014	982	0	0	573	515	573	515	0	0	0	0	3,538	3,202	1,506	1,383	1,014	982	492	401	2,213	2,195	573	515	1,526	1,572	(51)	(37)	2,036	1,833	247	235	122	176	52	14	94	57	8	12	81	45	0	0	773	599	52	14	(3)	(73)	8	12	84	45	78	79	527	461
On assets still held at reporting date			41	33	16	20	32	36	29	55	3	(19)	(7)	(23)	0	12	0	0				22	22																																			19	11																									(7)	(35)
On assets sold during the period			4	14	1	(2)	0	1	0	1	0	0	3	(1)	2	(4)	0	16				0	1																																			4	13																									1	3
Purchases, sales, settlements			88	66	(56)	55	40	(45)	3	(44)	37	(1)	104	97	38	(1)	5	(41)				68	78																																			20	(12)																									61	98
Foreign currency translation impact			(22)		(15)		(2)		0		(2)		(5)		(4)		0					0																																		(250)	79	(22)																										(1)
End of the measurement period	15,549	14,630	1,855	1,744	122	176	1,066	996	1,014	982	52	14	667	572	81	45	5	0	13,428	12,594	11,504	1,587	1,497	0	0	1,014	982	1,014	982	0	0	573	515	573	515	0	0	0	0	3,538	3,202	1,506	1,383	1,014	982	492	401	2,213	2,195	573	515	1,526	1,572	(51)	(37)	2,121	2,036	268	247	122	176	52	14	94	57	8	12	81	45	0	0	773	599	52	14	(3)	(73)	8	12	84	45	78	79	581	527

Pension and other post-retirement benefits (Details 5)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Defined benefit pension plans - Switzerland
Weighted-average plan asset allocation (%)
Cash and cash equivalents	16.80%	18.60%
Debt securities	40.00%	39.50%
Equity securities	15.80%	13.80%
Real estate	11.20%	11.00%
Alternative investments	16.20%	17.10%
Insurance	0.00%	0.00%
Total	100.00%	100.00%
2011%
Cash and cash equivalents	10.00%
Debt securities	45.00%
Equity securities	20.00%
Real estate	10.00%
Alternative investments	15.00%
Insurance	0.00%
Total	100.00%
Defined benefit pension plans - International
Weighted-average plan asset allocation (%)
Cash and cash equivalents	7.40%	8.40%
Debt securities	39.10%	31.70%
Equity securities	47.40%	58.80%
Real estate	2.50%	0.70%
Alternative investments	0.00%	(3.50%)
Insurance	3.60%	3.90%
Total	100.00%	100.00%
2011%
Cash and cash equivalents	1.00%
Debt securities	57.00%
Equity securities	20.00%
Real estate	1.00%
Alternative investments	17.00%
Insurance	4.00%
Total	100.00%

Pension and other post-retirement benefits (Details 6) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined benefit pension plans
Estimated future benefit payments (CHF million)
2011	871
2012	865
2013	863
2014	873
2015	875
For five years thereafter	4,480
Contributions made by the Group to defined contribution pension plans	263	235	249
Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2011	8
2012	9
2013	9
2014	10
2015	10
For five years thereafter	56

Derivatives and hedging activities (Details) (CHF) In Billions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair value of derivative instruments
Notional amount	46,277.8	43,913.3
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge (in months)	5 months
Trading
Fair value of derivative instruments
Notional amount	46,188.4	43,832.3
Positive replacement value (PRV)	678.9	711.1
Negative replacement value (NRV)	689.4	709
Trading | Interest rate derivatives
Fair value of derivative instruments
Notional amount	38,732.8	35,916.5
Positive replacement value (PRV)	480.9	523.7
Negative replacement value (NRV)	474.6	517
Trading | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	8,073.9	7,956.7
Positive replacement value (PRV)	6.3	6.4
Negative replacement value (NRV)	5.9	6.2
Trading | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	24,103.8	22,671.5
Positive replacement value (PRV)	429.2	473.6
Negative replacement value (NRV)	422.3	464.5
Trading | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2,420.3	2,461.2
Positive replacement value (PRV)	44.9	43.6
Negative replacement value (NRV)	46.1	46.1
Trading | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	2,769.2	1,900.6
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1,365.6	926.5
Positive replacement value (PRV)	0.5	0.1
Negative replacement value (NRV)	0.3	0.2
Trading | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	3,937.4	3,584.4
Positive replacement value (PRV)	84.7	65.6
Negative replacement value (NRV)	98.9	71.2
Trading | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	2,062.4	1,682.1
Positive replacement value (PRV)	35.2	18.9
Negative replacement value (NRV)	37.9	21
Trading | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,059	995.8
Positive replacement value (PRV)	35	31.7
Negative replacement value (NRV)	45.8	34
Trading | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	796.9	866.8
Positive replacement value (PRV)	14.4	14.8
Negative replacement value (NRV)	15.1	15.8
Trading | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	13.5	22.6
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	5.6	17.1
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.1	0.4
Trading | Precious metals products
Fair value of derivative instruments
Notional amount	41.8	37.6
Positive replacement value (PRV)	2.4	2.2
Negative replacement value (NRV)	2.2	2.1
Trading | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	15.9	12.3
Positive replacement value (PRV)	1.7	1.6
Negative replacement value (NRV)	1.4	1
Trading | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	25.4	22.3
Positive replacement value (PRV)	0.7	0.6
Negative replacement value (NRV)	0.8	1.1
Trading | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0.5	3
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	955.5	1,181.1
Positive replacement value (PRV)	37.3	25.8
Negative replacement value (NRV)	41.8	30.8
Trading | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	6.2	6.3
Positive replacement value (PRV)	1.1	1.6
Negative replacement value (NRV)	0.1	0.1
Trading | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	213.7	210.6
Positive replacement value (PRV)	4.2	5.1
Negative replacement value (NRV)	7.5	8.2
Trading | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	268.2	337.4
Positive replacement value (PRV)	15	17.9
Negative replacement value (NRV)	16.2	21.1
Trading | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	77.9	124.3
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	389.5	502.5
Positive replacement value (PRV)	17	1.2
Negative replacement value (NRV)	18	1.4
Trading | Credit derivatives
Fair value of derivative instruments
Notional amount	1,989.5	2,414
Positive replacement value (PRV)	49.5	68.2
Negative replacement value (NRV)	46.6	61.9
Trading | Other products.
Fair value of derivative instruments
Notional amount	531.4	698.7
Positive replacement value (PRV)	24.1	25.6
Negative replacement value (NRV)	25.3	26
Trading | Other products. | Forwards
Fair value of derivative instruments
Notional amount	32	28.3
Positive replacement value (PRV)	2	1.7
Negative replacement value (NRV)	1.9	2
Trading | Other products. | Swaps
Fair value of derivative instruments
Notional amount	100.9	142.6
Positive replacement value (PRV)	14.1	17.4
Negative replacement value (NRV)	15.7	17.8
Trading | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	50.1	66.7
Positive replacement value (PRV)	3.2	3.5
Negative replacement value (NRV)	2.9	3.5
Trading | Other products. | Futures
Fair value of derivative instruments
Notional amount	219.8	313.6
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	128.6	147.5
Positive replacement value (PRV)	4.8	3
Negative replacement value (NRV)	4.8	2.7
Hedging
Fair value of derivative instruments
Notional amount	89.4	81
Positive replacement value (PRV)	2.9	2
Negative replacement value (NRV)	1.8	1.3
Hedging | Interest rate derivatives
Fair value of derivative instruments
Notional amount	70	58.6
Positive replacement value (PRV)	2.5	1.8
Negative replacement value (NRV)	1.7	1.3
Hedging | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	70	58.6
Positive replacement value (PRV)	2.5	1.8
Negative replacement value (NRV)	1.7	1.3
Hedging | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	19.4	22.4
Positive replacement value (PRV)	0.4	0.2
Negative replacement value (NRV)	0.1	0
Hedging | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	19.4	22.4
Positive replacement value (PRV)	0.4	0.2
Negative replacement value (NRV)	0.1	0
Hedging | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Precious metals products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Other products.
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Other products. | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Other products. | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Other products. | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0

Derivatives and hedging activities (Details 2) (CHF) In Billions	Dec. 31, 2010	Dec. 31, 2009
Replacement values (trading and hedging) before netting agreements
Fair value of derivative instruments
Positive replacement value (PRV)	681.8	713.1
Negative replacement value (NRV)	691.2	710.3
Counterparty netting
Fair value of derivative instruments
Positive replacement value (PRV)	(602.9)	(623.8)
Negative replacement value (NRV)	(602.9)	(623.8)
Cash collateral netting
Fair value of derivative instruments
Positive replacement value (PRV)	(28.5)	(32.2)
Negative replacement value (NRV)	(29.2)	(28.8)
Replacement values (trading and hedging) after netting agreements
Fair value of derivative instruments
Positive replacement value (PRV)	50.4	57.1
Negative replacement value (NRV)	59.1	57.7
Replacement values after netting agreements, of which recorded in trading assets (PRV) and trading liabilities (NRV)
Fair value of derivative instruments
Positive replacement value (PRV)	47.7	55.1
Negative replacement value (NRV)	57.9	56.5
Replacement values after netting agreements, of which recorded in other assets (PRV) and other liabilities (NRV)
Fair value of derivative instruments
Positive replacement value (PRV)	2.7	2
Negative replacement value (NRV)	1.2	1.2

Derivatives and hedging activities (Details 3) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest rate derivatives | Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	564	(664)
Gains/(losses) recognized in income on hedged items	(546)	644
Foreign exchange derivatives | Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	21	3
Gains/(losses) recognized in income on hedged items	(21)	(3)
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	585	(661)
Gains/(losses) recognized in income on hedged items	(567)	641
Net gains/(losses) on the ineffective portion	18	(20)	65
Foreign exchange derivatives | Cash flow hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	39	117
Gains/(losses) reclassified from AOCI into income	27	13
Cash flow hedges
Derivative Instruments, Gain (Loss)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	19
Net gains/(losses) on the ineffective portion	0	0	(1)
Interest rate derivatives | Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	8	12
Gains/(losses) reclassified from AOCI into income	0	0
Foreign exchange derivatives | Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	1,563	(1,401)
Gains/(losses) reclassified from AOCI into income	(4)	(21)
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	1,571	(1,389)
Gains/(losses) reclassified from AOCI into income	(4)	(21)

Derivatives and hedging activities (Details 4) (CHF) In Billions	Dec. 31, 2010	Dec. 31, 2009
Contingent credit risk
Current net exposure	17.5	15.4
Collateral posted	15	12.4
Additional collateral required in a one-notch downgrade event	2.1	3.3
Additional collateral required in a two-notch downgrade event	4	5.9
Bilateral Counterparties
Contingent credit risk
Current net exposure	14.6	10.5
Collateral posted	13	9
Additional collateral required in a one-notch downgrade event	0.2	0.2
Additional collateral required in a two-notch downgrade event	0.4	0.5
Special Purpose Entities
Contingent credit risk
Current net exposure	2.1	3.3
Collateral posted	2	3.4
Additional collateral required in a one-notch downgrade event	1.8	2.4
Additional collateral required in a two-notch downgrade event	3.2	4.4
Accelerated Terminations
Contingent credit risk
Current net exposure	0.8	1.6
Additional collateral required in a one-notch downgrade event	0.1	0.7
Additional collateral required in a two-notch downgrade event	0.4	1

Derivatives and hedging activities (Details 5) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Single-name instruments	Dec. 31, 2009 Single-name instruments	Dec. 31, 2010 Single-name instruments Maturity less than 1 year	Dec. 31, 2009 Single-name instruments Maturity less than 1 year	Dec. 31, 2010 Single-name instruments Maturity between 1 to 5 years	Dec. 31, 2009 Single-name instruments Maturity between 1 to 5 years	Dec. 31, 2010 Single-name instruments Maturity greater than 5 years	Dec. 31, 2009 Single-name instruments Maturity greater than 5 years	Dec. 31, 2010 Single-name instruments Investment grade	Dec. 31, 2009 Single-name instruments Investment grade	Dec. 31, 2010 Single-name instruments Non-investment grade	Dec. 31, 2009 Single-name instruments Non-investment grade	Dec. 31, 2010 Single-name instruments Sovereigns	Dec. 31, 2009 Single-name instruments Sovereigns	Dec. 31, 2010 Single-name instruments Non-sovereigns	Dec. 31, 2009 Single-name instruments Non-sovereigns	Dec. 31, 2010 Multi-name instruments	Dec. 31, 2009 Multi-name instruments	Dec. 31, 2010 Multi-name instruments Maturity less than 1 year	Dec. 31, 2009 Multi-name instruments Maturity less than 1 year	Dec. 31, 2010 Multi-name instruments Maturity between 1 to 5 years	Dec. 31, 2009 Multi-name instruments Maturity between 1 to 5 years	Dec. 31, 2010 Multi-name instruments Maturity greater than 5 years	Dec. 31, 2009 Multi-name instruments Maturity greater than 5 years	Dec. 31, 2010 Multi-name instruments Investment grade	Dec. 31, 2009 Multi-name instruments Investment grade	Dec. 31, 2010 Multi-name instruments Non-investment grade	Dec. 31, 2009 Multi-name instruments Non-investment grade	Dec. 31, 2010 Multi-name instruments Sovereigns	Dec. 31, 2009 Multi-name instruments Sovereigns	Dec. 31, 2010 Multi-name instruments Non-sovereigns	Dec. 31, 2009 Multi-name instruments Non-sovereigns	Dec. 31, 2010 Maturity less than 1 year	Dec. 31, 2009 Maturity less than 1 year	Dec. 31, 2010 Maturity between 1 to 5 years	Dec. 31, 2009 Maturity between 1 to 5 years	Dec. 31, 2010 Maturity greater than 5 years	Dec. 31, 2009 Maturity greater than 5 years
Credit protection sold (maximum potential payout)/purchased
Credit protection sold	(961,455)	(1,181,277)	(662,800)	(830,818)	(90,718)	(100,387)	(468,223)	(592,575)	(103,859)	(137,856)	(467,460)	(608,416)	(195,340)	(222,402)	(115,191)	(128,760)	(547,609)	(702,058)	(298,655)	(350,459)	(27,257)	(31,154)	(227,007)	(256,008)	(44,391)	(63,297)	(238,372)	(291,880)	(60,283)	(58,579)	(15,425)	(347)	(283,230)	(350,112)	(117,975)	(131,541)	(695,230)	(848,583)	(148,250)	(201,153)
Protection purchased with identical underlyings			619,312								450,139		169,173		113,546		505,766		270,936								215,052		55,884		14,589		256,347
Net protection (sold)/purchased			(43,488)								(17,321)		(26,167)		(1,645)		(41,843)		(27,719)								(23,320)		(4,399)		(836)		(26,883)
Other protection purchased			66,169								49,008		17,161		10,305		55,864		30,592								14,480		16,112		643		29,949
Fair value of credit protection sold			(1,233)	(4,081)							975	8,709	(2,208)	(12,790)	(2,390)	(782)	1,157	(3,299)	(5,853)	(8,777)							(4,765)	(9,271)	(1,088)	494	(636)	(58)	(5,217)	(8,719)
Recoveries				814,583								598,908		215,675		128,141		686,442		341,827								285,683		56,144		111		341,716

Guarantees and commitments (Details) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009
Guarantees
Maturity less than 1 year	69,896	65,280
Maturity between 1 to 3 years	23,518	31,692
Maturity between 3 to 5 years	9,010	16,018
Maturity greater than 5 years	6,445	15,351
Total gross amount	108,869	128,341
Total net amount	107,046	126,062
Carrying value	2,866	3,104
Collateral received	29,550	33,341
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	3,413	3,290
Maturity between 1 to 3 years	1,525	1,589
Maturity between 3 to 5 years	1,033	1,533
Maturity greater than 5 years	1,437	1,655
Total gross amount	7,408	8,067
Total net amount	6,922	7,309
Carrying value	512	543
Collateral received	4,357	4,521
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	8,076	6,342
Maturity between 1 to 3 years	2,157	4,004
Maturity between 3 to 5 years	1,213	1,008
Maturity greater than 5 years	660	806
Total gross amount	12,106	12,160
Total net amount	10,840	10,707
Carrying value	100	96
Collateral received	4,317	3,995
Securities lending indemnifications
Guarantees
Maturity less than 1 year	18,254	22,644
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	18,254	22,644
Total net amount	18,254	22,644
Carrying value	0	0
Collateral received	18,254	22,644
Derivatives
Guarantees
Maturity less than 1 year	35,804	29,168
Maturity between 1 to 3 years	19,292	25,535
Maturity between 3 to 5 years	6,486	13,277
Maturity greater than 5 years	4,061	12,615
Total gross amount	65,643	80,595
Total net amount	65,643	80,595
Carrying value	2,246	2,455
Other guarantees
Guarantees
Maturity less than 1 year	4,349	3,836
Maturity between 1 to 3 years	544	564
Maturity between 3 to 5 years	278	200
Maturity greater than 5 years	287	275
Total gross amount	5,458	4,875
Total net amount	5,387	4,807
Carrying value	8	10
Collateral received	2,622	2,181

Guarantees and Commitments (Details 2)	Dec. 31, 2010 CHF	Dec. 31, 2009 CHF	Dec. 31, 2010 RMBS USD ( $)	Dec. 31, 2009 RMBS USD ( $)	Dec. 31, 2010 RMBS GSEs USD ( $)	Dec. 31, 2009 RMBS GSEs USD ( $)	Dec. 31, 2010 RMBS Private investors, primarily banks USD ( $)	Dec. 31, 2009 RMBS Private investors, primarily banks USD ( $)	Dec. 31, 2010 RMBS Non-agency securitizations USD ( $)	Dec. 31, 2010 RMBS Non-agency securitizations USD ( $)
Guarantees
Residential mortgage lons sold					$ 8,200,000,000		$ 21,700,000,000			$ 128,500,000,000
Repurchase claims outstanding					39,000,000	39,000,000	434,000,000	254,000,000
Residential mortgage loans outstanding	108,869,000,000	128,341,000,000							36,000,000,000	36,000,000,000
Borrower payments on mortgage loans sold									79,100,000,000
Loan defaults on mortgage loands sold									13,400,000,000
Reserve	2,866,000,000	3,104,000,000	29,000,000	33,000,000
Losses relating to residential mortgage repurchases			$ 24,000,000	$ 24,000,000

Guarantees and Commitments (Details 3) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Lease commitments (CHF million)
2011	583
2012	503
2013	447
2014	388
2015	335
Thereafter	2,234
Future operating lease commitments	4,490
Less minimum non-cancellable sublease rentals	400
Total net future minimum lease commitments	4,090
Rental expense for operating leases (CHF million)
Minimum rental expense	625	599	475
Sublease rental income	(123)	(125)	(119)
Total net expenses for operating leases	502	474	356

Guarantees and commitments (Details 4) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009
Other commitments.
Maturity less than 1 year	211,602	230,057
Maturity between 1 to 3 years	36,302	35,432
Maturity between 3 to 5 years	13,370	10,846
Maturity greater than 5 years	8,658	9,178
Total gross amount	269,932	285,513
Total net amount	262,989	278,757
Collateral received	196,331	204,873
Irrevocable commitments under documentary credits
Other commitments.
Maturity less than 1 year	4,500	4,543
Maturity between 1 to 3 years	10	15
Maturity between 3 to 5 years	41	25
Maturity greater than 5 years	0	0
Total gross amount	4,551	4,583
Total net amount	4,162	4,183
Collateral received	1,883	2,037
Loan commitments
Other commitments.
Maturity less than 1 year	153,759	175,656
Maturity between 1 to 3 years	35,459	33,888
Maturity between 3 to 5 years	12,234	10,064
Maturity greater than 5 years	8,101	8,876
Total gross amount	209,553	228,484
Total net amount	202,999	222,128
Collateral received	142,425	159,349
Forward reverse repurchase agreements
Other commitments.
Maturity less than 1 year	51,968	43,481
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	51,968	43,481
Total net amount	51,968	43,481
Collateral received	51,968	43,481
Other commitments
Other commitments.
Maturity less than 1 year	1,375	6,377
Maturity between 1 to 3 years	833	1,529
Maturity between 3 to 5 years	1,095	757
Maturity greater than 5 years	557	302
Total gross amount	3,860	8,965
Total net amount	3,860	8,965
Collateral received	55	6

Transfers of financial assets and variable interest entities (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended											12 Months Ended											12 Months Ended											12 Months Ended											12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Non-investment grade CMBS	Dec. 31, 2009 Non-investment grade CMBS	Dec. 31, 2010 CMBS	Dec. 31, 2009 CMBS	Dec. 31, 2008 CMBS	Dec. 31, 2010 CMBS Level 2	Dec. 31, 2010 CMBS Level 3	Dec. 31, 2010 CMBS Other assets:	Dec. 31, 2009 CMBS Other assets:	Dec. 31, 2010 CMBS Other liabilities	Dec. 31, 2009 CMBS Other liabilities	Dec. 31, 2010 Non-investment grade RMBS	Dec. 31, 2009 Non-investment grade RMBS	Dec. 31, 2010 RMBS	Dec. 31, 2009 RMBS	Dec. 31, 2008 RMBS	Dec. 31, 2010 RMBS Level 2	Dec. 31, 2010 RMBS Level 3	Dec. 31, 2010 RMBS Other assets:	Dec. 31, 2009 RMBS Other assets:	Dec. 31, 2010 RMBS Other liabilities	Dec. 31, 2009 RMBS Other liabilities	Dec. 31, 2010 Non-investment grade ABS	Dec. 31, 2009 Non-investment grade ABS	Dec. 31, 2010 ABS	Dec. 31, 2009 ABS	Dec. 31, 2008 ABS	Dec. 31, 2010 ABS Trading assets.	Dec. 31, 2009 ABS Trading assets.	Dec. 31, 2010 ABS Other assets:	Dec. 31, 2009 ABS Other assets:	Dec. 31, 2010 ABS Other liabilities	Dec. 31, 2009 ABS Other liabilities	Dec. 31, 2010 Non-investment grade Collateralized debt obligations	Dec. 31, 2009 Non-investment grade Collateralized debt obligations	Dec. 31, 2010 Collateralized debt obligations	Dec. 31, 2009 Collateralized debt obligations	Dec. 31, 2008 Collateralized debt obligations	Dec. 31, 2010 Collateralized debt obligations Trading assets.	Dec. 31, 2009 Collateralized debt obligations Trading assets.	Dec. 31, 2010 Collateralized debt obligations Other assets:	Dec. 31, 2009 Collateralized debt obligations Other assets:	Dec. 31, 2010 Collateralized debt obligations Other liabilities	Dec. 31, 2009 Collateralized debt obligations Other liabilities	Dec. 31, 2010 Non-investment grade Other asset-backed financing activities	Dec. 31, 2009 Non-investment grade Other asset-backed financing activities	Dec. 31, 2010 Other asset-backed financing activities	Dec. 31, 2009 Other asset-backed financing activities	Dec. 31, 2008 Other asset-backed financing activities	Dec. 31, 2010 Other asset-backed financing activities Trading assets.	Dec. 31, 2009 Other asset-backed financing activities Trading assets.	Dec. 31, 2010 Other asset-backed financing activities Other assets:	Dec. 31, 2009 Other asset-backed financing activities Other assets:	Dec. 31, 2010 Other asset-backed financing activities Other liabilities	Dec. 31, 2009 Other asset-backed financing activities Other liabilities
Transfers of financial assets disclosures
Net gains				13	0	32									214	194	56									0	19	0									69	107	63									16	12	22
Proceeds from transfer of assets				523	144	1,137									52,308	34,246	20,998									0	104	0									2,952	2,374	1,612									1,424	3,494	6,063
Purchases of previously transferred financial assets or its underlying collateral				0	0	(173)									0	(46)	(3)									0	(18)	0									(1,823)	(1,850)	0									(696)	(219)	0
Servicing fees				1	1	2									6	6	4
Cash received on interest that continue to be held				150	244	273									488	329	231									6	18	22									157	13	44									1,376	1,422	1,315
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding				45,129	48,854										79,077	92,083										4,171	7,244										29,275	37,474										10,770	12,261
Total assets of SPE				65,667	71,477										85,556	99,119										4,171	7,244										29,279	37,952										10,770	13,862
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer				79			79	0							3,110			2,751	359
Weighted-average life, in years				6.4											7.7
Prepayment speed assumption (rate per annum), low end of range in % (as a percent)															0.00%
Prepayment speed assumption (rate per annum), high end of range in % (as a percent)															43.70%
Cash flow discount rate (rate per annum), low end of range in % (as a percent)				5.50%											0.00%
Cash flow discount rate (rate per annum), high end of range in % (as a percent)				10.20%											70.10%
Expected credit losses (rate per annum), low end of range in % (as a percent)				3.20%											0.00%
Expected credit losses (rate per annum), high end of range in % (as a percent)				8.00%											71.50%
Prepayment speed metric definition	Prepayment speed assumptlon (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan, 100 PSA equals 6 CPR.
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs		25	403	412	1,216								1,070	673	1,694	1,831								22	86	22	93								35	956	262	1,230								2,397	1,527	2,440	2,636
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years				3.4	2.7										6.9	5										11.4	4.3										1.8	3.7										3.7	3.9
Prepayment speed assumption (rate per annum), low end of range, in % (as a percent)															0.20%	0.00%										0.00%	1.70%
Prepayment speed assumption (rate per annum), high end of range, in % (as a percent)															35.80%	32.40%										4.10%	4.50%
Impact on fair value from 10% adverse change in prepayment speed															(38.8)	(31.9)										(0.1)	(0.3)
Impact on fair value from 20% adverse change in prepayment speed															(78.1)	(66)										(0.3)	(0.5)
Cash flow discount rate per annum, low end of range, in % (as a percent)				2.20%	5.60%										2.20%	2.20%										7.50%	5.10%										0.70%	0.50%										0.80%	0.20%
Cash flow discount rate per annum, high end of range, in % (as a percent)				40.30%	51.60%										52.50%	53.50%										28.00%	48.20%										29.20%	41.30%										7.80%	7.80%
Impact on fair value from 10% adverse change in cash flow discount rate				(13.7)	(24.2)										(61.8)	(48.3)										(1)	(0.8)										(1.3)	(2.1)										(4.6)	(6.1)
Impact on fair value from 20% adverse change in cash flow discount rate				(26.6)	(46.6)										(117.6)	(91.6)										(1.8)	(1.5)										(2.6)	(4)										(9.3)	(11.7)
Expected credit losses rate, low end of range (rate per annum), in% (as a percent)				1.80%	3.30%										1.50%	3.30%										3.60%	3.40%										0.80%	1.00%										6.60%	0.50%
Expected credit losses rate, high end of range (rate per annum), in% (as a percent)				40.20%	48.10%										49.90%	49.50%										24.90%	47.50%										27.60%	39.30%										13.30%	9.70%
Impact on fair value from 10% adverse change in expected credit losses				(9.8)	(17.9)										(48.2)	(27.4)										(0.6)	(0.6)										(0.8)	(1.3)										(4.1)	(5)
Impact on fair value from 20% adverse change in expected credit losses				(19.2)	(34.7)										(92.1)	(51.4)										(1.2)	(1.2)										(1.5)	(2.5)										(8.4)	(8.8)
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved									602	940										58	296								19	116	1,341	1,137								203	193	171	195								1,381	1,575	29	15
Liability to SPE, transfer of financial interest, sale treatment not achieved											(602)	(940)										(58)	(296)										(1,360)	(1,253)										(374)	(388)										(1,410)	(1,590)

Transfers of financial assets and variable interest entities (Details 2) (CHF)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Transfers of financial assets and variable interest entities
Average maturity of CP (in days)	12	14
Average maturity of conduit's assets (in years)	3.5	3.6
Fair value of balance sheet exposure of securities purchased from money market funds	0	260,000,000
Net gains/(losses) on securities purchased from money market funds	143,000,000	109,000,000	(687,000,000)
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,432,000,000
Trading assets, consolidated VIEs	8,717,000,000
Other investments, consolidated VIEs	2,334,000,000
Net loans, consolidated VIEs	3,745,000,000
Premises and equipment, consolidated VIEs	72,000,000
of which reported from consolidated VIEs	19,570,000,000
Liabilities of consolidated VIEs (CHF million)
Trading liabilities, consolidated VIEs	188,000,000
Short-term borrowings, consolidated VIEs	4,333,000,000
Long-term debt, consolidated VIEs	19,739,000,000
Other liabilities, consolidated VIEs	840,000,000
Consolidated VIEs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,432,000,000	524,000,000
Trading assets, consolidated VIEs	8,717,000,000	3,223,000,000
Investment securities, consolidated VIEs	72,000,000
Other investments, consolidated VIEs	2,334,000,000	3,330,000,000
Net loans, consolidated VIEs	3,745,000,000	157,000,000
Premises and equipment, consolidated VIEs	72,000,000
Loans held-for-sale	15,470,000,000
Other assets	4,100,000,000	1,599,000,000
Total assets of consolidated VIEs	35,942,000,000	8,833,000,000
of which structured investment products		1,622,000,000
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	54,000,000
Trading liabilities, consolidated VIEs	188,000,000	466,000,000
Short-term borrowings, consolidated VIEs	4,333,000,000	15,000,000
Long-term debt, consolidated VIEs	19,739,000,000	1,910,000,000
Other liabilities, consolidated VIEs	840,000,000	526,000,000
Total liabilities of consolidated VIEs	25,154,000,000	2,917,000,000
Increase in total assets of consolidated VIEs	27,100,000,000
Increase in total assets of consolidated VIEs due to adoption of ASU 2009-17	15,000,000,000
Increase in total assets of consolidated VIEs relating to previously recognized as variable interests	12,900,000,000
Decrease in total assets of consolidated VIEs due to current period activity and identification of VIEs that did not previously require disclosure	800,000,000
Consolidated VIEs | CDOs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,011,000,000	9,000,000
Trading assets, consolidated VIEs	1,943,000,000	473,000,000
Investment securities, consolidated VIEs	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0
Loans held-for-sale	7,510,000,000
Other assets	58,000,000	1,000,000
Total assets of consolidated VIEs	10,522,000,000	483,000,000
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0
Trading liabilities, consolidated VIEs	33,000,000	0
Short-term borrowings, consolidated VIEs	0	15,000,000
Long-term debt, consolidated VIEs	9,617,000,000	193,000,000
Other liabilities, consolidated VIEs	54,000,000	6,000,000
Total liabilities of consolidated VIEs	9,704,000,000	214,000,000
Consolidated VIEs | CP Conduit
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	24,000,000
Trading assets, consolidated VIEs	1,392,000,000
Investment securities, consolidated VIEs	72,000,000
Other investments, consolidated VIEs	0
Net loans, consolidated VIEs	2,521,000,000
Premises and equipment, consolidated VIEs	0
Loans held-for-sale	0
Other assets	1,278,000,000
Total assets of consolidated VIEs	5,287,000,000
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0
Trading liabilities, consolidated VIEs	0
Short-term borrowings, consolidated VIEs	4,307,000,000
Long-term debt, consolidated VIEs	23,000,000
Other liabilities, consolidated VIEs	6,000,000
Total liabilities of consolidated VIEs	4,336,000,000
Consolidated VIEs | Financial intermediation
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs		515,000,000
Trading assets, consolidated VIEs		2,750,000,000
Other investments, consolidated VIEs		3,330,000,000
Net loans, consolidated VIEs		157,000,000
Other assets		1,598,000,000
Total assets of consolidated VIEs		8,350,000,000
of which structured investment products		1,622,000,000
Liabilities of consolidated VIEs (CHF million)
Trading liabilities, consolidated VIEs		466,000,000
Short-term borrowings, consolidated VIEs		0
Long-term debt, consolidated VIEs		1,717,000,000
Other liabilities, consolidated VIEs		520,000,000
Total liabilities of consolidated VIEs		2,703,000,000
Consolidated VIEs | Financial intermediation - Securitizations
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	95,000,000
Trading assets, consolidated VIEs	31,000,000
Investment securities, consolidated VIEs	0
Other investments, consolidated VIEs	0
Net loans, consolidated VIEs	0
Premises and equipment, consolidated VIEs	0
Loans held-for-sale	7,960,000,000
Other assets	1,000,000
Total assets of consolidated VIEs	8,087,000,000
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0
Trading liabilities, consolidated VIEs	0
Short-term borrowings, consolidated VIEs	0
Long-term debt, consolidated VIEs	9,139,000,000
Other liabilities, consolidated VIEs	99,000,000
Total liabilities of consolidated VIEs	9,238,000,000
Consolidated VIEs | Financial intermediation - Funds
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	118,000,000
Trading assets, consolidated VIEs	3,417,000,000
Investment securities, consolidated VIEs	0
Other investments, consolidated VIEs	46,000,000
Net loans, consolidated VIEs	0
Premises and equipment, consolidated VIEs	0
Loans held-for-sale	0
Other assets	65,000,000
Total assets of consolidated VIEs	3,646,000,000
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0
Trading liabilities, consolidated VIEs	149,000,000
Short-term borrowings, consolidated VIEs	26,000,000
Long-term debt, consolidated VIEs	499,000,000
Other liabilities, consolidated VIEs	32,000,000
Total liabilities of consolidated VIEs	706,000,000
Consolidated VIEs | Financial intermediation - Loans
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	129,000,000
Trading assets, consolidated VIEs	605,000,000
Investment securities, consolidated VIEs	0
Other investments, consolidated VIEs	1,781,000,000
Net loans, consolidated VIEs	60,000,000
Premises and equipment, consolidated VIEs	39,000,000
Loans held-for-sale	0
Other assets	2,278,000,000
Total assets of consolidated VIEs	4,892,000,000
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0
Trading liabilities, consolidated VIEs	0
Short-term borrowings, consolidated VIEs	0
Long-term debt, consolidated VIEs	221,000,000
Other liabilities, consolidated VIEs	322,000,000
Total liabilities of consolidated VIEs	543,000,000
Consolidated VIEs | Financial intermediation - Other
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	55,000,000
Trading assets, consolidated VIEs	1,329,000,000
Investment securities, consolidated VIEs	0
Other investments, consolidated VIEs	507,000,000
Net loans, consolidated VIEs	1,164,000,000
Premises and equipment, consolidated VIEs	33,000,000
Loans held-for-sale	0
Other assets	420,000,000
Total assets of consolidated VIEs	3,508,000,000
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	54,000,000
Trading liabilities, consolidated VIEs	6,000,000
Short-term borrowings, consolidated VIEs	0
Long-term debt, consolidated VIEs	240,000,000
Other liabilities, consolidated VIEs	327,000,000
Total liabilities of consolidated VIEs	627,000,000
Non-consolidated VIEs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	9,953,000,000	6,863,000,000
Net loans, non-consolidated VIEs	10,662,000,000	23,686,000,000
Other assets, non-consolidated VIEs	112,000,000	212,000,000
Total variable interest assets, non-consolidated VIEs	20,727,000,000	30,761,000,000
Maximum exposure to loss (CHF million)
Maximum exposure to loss	25,896,000,000	36,464,000,000
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	238,367,000,000	150,651,000,000
Non-consolidated VIEs | CDOs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	130,000,000	789,000,000
Net loans, non-consolidated VIEs	332,000,000	694,000,000
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	462,000,000	1,483,000,000
Maximum exposure to loss (CHF million)
Maximum exposure to loss	634,000,000	1,678,000,000
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	10,491,000,000	20,150,000,000
Non-consolidated VIEs | CP Conduit
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs		659,000,000
Net loans, non-consolidated VIEs		12,255,000,000
Other assets, non-consolidated VIEs		4,000,000
Total variable interest assets, non-consolidated VIEs		12,918,000,000
Maximum exposure to loss (CHF million)
Maximum exposure to loss		13,138,000,000
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets		5,098,000,000
Non-consolidated VIEs | Financial intermediation - Securitizations
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	3,847,000,000	1,132,000,000
Net loans, non-consolidated VIEs	145,000,000	3,651,000,000
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	3,992,000,000	4,783,000,000
Maximum exposure to loss (CHF million)
Maximum exposure to loss	7,686,000,000	8,925,000,000
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	115,024,000,000	37,015,000,000
Non-consolidated VIEs | Financial intermediation - Funds
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	2,426,000,000	2,400,000,000
Net loans, non-consolidated VIEs	1,634,000,000	2,148,000,000
Other assets, non-consolidated VIEs	80,000,000	207,000,000
Total variable interest assets, non-consolidated VIEs	4,140,000,000	4,755,000,000
Maximum exposure to loss (CHF million)
Maximum exposure to loss	4,270,000,000	4,812,000,000
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	66,068,000,000	50,593,000,000
Non-consolidated VIEs | Financial intermediation - Loans
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	645,000,000	1,168,000,000
Net loans, non-consolidated VIEs	6,520,000,000	4,401,000,000
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	7,165,000,000	5,569,000,000
Maximum exposure to loss (CHF million)
Maximum exposure to loss	7,936,000,000	6,394,000,000
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	31,006,000,000	24,638,000,000
Non-consolidated VIEs | Financial intermediation - Other
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	2,905,000,000	715,000,000
Net loans, non-consolidated VIEs	2,031,000,000	537,000,000
Other assets, non-consolidated VIEs	32,000,000	1,000,000
Total variable interest assets, non-consolidated VIEs	4,968,000,000	1,253,000,000
Maximum exposure to loss (CHF million)
Maximum exposure to loss	5,370,000,000	1,517,000,000
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	15,778,000,000	13,157,000,000

Financial instruments (Details) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	136,906	128,303
Securities received as collateral	42,147	37,516
Trading assets	324,704	332,238
Investment securities	7,945	10,793
Other investments	13,448	21,126
Loans	18,552	36,246
Other intangible assets (mortgage servicing rights)	66	30
Other assets	39,470	29,125
Level 1 | Debt securities
Assets (CHF million)
Securities received as collateral	431	3,931
Trading assets	84,937	93,078
Investment securities	6,186	9,967
Level 1 | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	67,775	60,439
Investment securities	5,904	8,712
Level 1 | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	3,408
Trading assets	196	3,585
Investment securities	0
Level 1 | Debt securities | RMBS
Assets (CHF million)
Trading assets	16,233	27,496
Level 1 | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Level 1 | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0
Investment securities	0
Level 2 | Debt securities
Assets (CHF million)
Securities received as collateral	5,812	713
Trading assets	58,605	54,357
Investment securities	1,590	633
Level 2 | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	8,100	10,721
Investment securities	284	262
Level 2 | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	5,552	681
Trading assets	34,722	32,094
Investment securities	984
Level 2 | Debt securities | RMBS
Assets (CHF million)
Trading assets	6,937	7,449
Level 2 | Debt securities | CMBS
Assets (CHF million)
Trading assets	2,226	1,119
Level 2 | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	5,764
Investment securities	321
Level 3 | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	11,013	11,980
Investment securities	79	86
Level 3 | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	373	39
Investment securities	18	19
Level 3 | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	3,803	4,816
Investment securities	0
Level 3 | Debt securities | RMBS
Assets (CHF million)
Trading assets	3,264	3,626
Level 3 | Debt securities | CMBS
Assets (CHF million)
Trading assets	1,861	2,461
Level 3 | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	1,135
Investment securities	62
Debt securities | Debt securities issued by foreign governments | Netting impact
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Debt securities | Debt securities issued by foreign governments | Total - at fair value
Assets (CHF million)
Trading assets	76,248	71,199
Investment securities	6,206	8,993
Debt securities | Corporate debt securities | Netting impact
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0
Debt securities | Corporate debt securities | Total - at fair value
Assets (CHF million)
Securities received as collateral	5,552	4,089
Trading assets	38,721	40,495
Investment securities	984
Debt securities | RMBS | Netting impact
Assets (CHF million)
Trading assets	0	0
Debt securities | RMBS | Total - at fair value
Assets (CHF million)
Trading assets	26,434	38,571
Debt securities | CMBS | Netting impact
Assets (CHF million)
Trading assets	0	0
Debt securities | CMBS | Total - at fair value
Assets (CHF million)
Trading assets	4,087	3,580
Debt securities | Collateralized debt obligations | Netting impact
Assets (CHF million)
Trading assets	0
Investment securities	0
Debt securities | Collateralized debt obligations | Total - at fair value
Assets (CHF million)
Trading assets	6,899
Investment securities	383
Debt securities | Netting impact
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Debt securities | Total - at fair value
Assets (CHF million)
Securities received as collateral	6,243	4,644
Trading assets	154,555	159,415
Investment securities	7,855	10,686
Level 1 | Equity securities
Assets (CHF million)
Securities received as collateral	35,888	32,872
Trading assets	91,376	86,329
Investment securities	4	5
Level 2 | Equity securities
Assets (CHF million)
Securities received as collateral	16	0
Trading assets	10,943	13,714
Investment securities	86	102
Level 3 | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	622	488
Investment securities	0	0
Equity securities | Netting impact
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Equity securities | Total - at fair value
Assets (CHF million)
Securities received as collateral	35,904	32,872
Trading assets	102,941	100,531
Investment securities	90	107
Level 1 | Derivative instruments
Assets (CHF million)
Trading assets	7,004	6,474
Level 1 | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	3,217
Level 1 | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1
Level 1 | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	3,002
Level 1 | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0	0
Level 2 | Derivative instruments
Assets (CHF million)
Trading assets	663,116	693,368
Level 2 | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	475,596
Level 2 | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	83,857
Level 2 | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	31,967
Level 2 | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	46,824	63,864
Level 3 | Derivative instruments
Assets (CHF million)
Trading assets	8,719	11,192
Level 3 | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	2,072
Level 3 | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	843
Level 3 | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	2,300
Level 3 | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	2,725	4,339
Derivative instruments | Netting impact
Assets (CHF million)
Trading assets	(631,095)	(655,903)
Derivative instruments | Total - at fair value
Assets (CHF million)
Trading assets	47,744	55,131
Level 1 | Other.
Assets (CHF million)
Trading assets	7,229	6,337
Level 2 | Other.
Assets (CHF million)
Trading assets	10,217	8,514
Level 3 | Other.
Assets (CHF million)
Trading assets	2,018	2,310
Other. | Netting impact
Assets (CHF million)
Trading assets	0	0
Other. | Total - at fair value
Assets (CHF million)
Trading assets	19,464	17,161
Level 1 | Private equity
Assets (CHF million)
Other investments	0	0
Level 2 | Private equity
Assets (CHF million)
Other investments	0	35
Level 3 | Private equity
Assets (CHF million)
Other investments	4,609	4,538
Private equity | Netting impact
Assets (CHF million)
Other investments	0	0
Private equity | Total - at fair value
Assets (CHF million)
Other investments	4,609	4,573
Level 1 | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 2 | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	35
Level 3 | Private equity - of which equity funds
Assets (CHF million)
Other investments	3,516	3,547
Private equity - of which equity funds | Netting impact
Assets (CHF million)
Other investments	0	0
Private equity - of which equity funds | Total - at fair value
Assets (CHF million)
Other investments	3,516	3,582
Level 1 | Hedge funds
Assets (CHF million)
Other investments	0	0
Level 2 | Hedge funds
Assets (CHF million)
Other investments	575	1,179
Level 3 | Hedge funds
Assets (CHF million)
Other investments	259	475
Hedge funds | Netting impact
Assets (CHF million)
Other investments	0	0
Hedge funds | Total - at fair value
Assets (CHF million)
Other investments	834	1,654
Level 1 | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Level 2 | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	185	624
Level 3 | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	165	209
Hedge funds - of which debt funds | Netting impact
Assets (CHF million)
Other investments	0	0
Hedge funds - of which debt funds | Total - at fair value
Assets (CHF million)
Other investments	350	833
Level 1 | Other equity investments
Assets (CHF million)
Other investments	631	1,538
Level 2 | Other equity investments
Assets (CHF million)
Other investments	807	4,121
Level 3 | Other equity investments
Assets (CHF million)
Other investments	4,723	7,192
Other equity investments | Netting impact
Assets (CHF million)
Other investments	0	0
Other equity investments | Total - at fair value
Assets (CHF million)
Other investments	6,161	12,851
Level 1 | Other equity investments - of which private
Assets (CHF million)
Other investments	8	0
Level 2 | Other equity investments - of which private
Assets (CHF million)
Other investments	614	3,902
Level 3 | Other equity investments - of which private
Assets (CHF million)
Other investments	4,719	7,190
Other equity investments - of which private | Netting impact
Assets (CHF million)
Other investments	0	0
Other equity investments - of which private | Total - at fair value
Assets (CHF million)
Other investments	5,341	11,092
Level 1 | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 2 | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 3 | Life finance instruments
Assets (CHF million)
Other investments	1,844	2,048
Life finance instruments | Netting impact
Assets (CHF million)
Other investments	0	0
Life finance instruments | Total - at fair value
Assets (CHF million)
Other investments	1,844	2,048
Level 1
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	36,319	36,803
Trading assets	190,546	192,218
Investment securities	6,190	9,972
Other investments	631	1,538
Loans	0	0
Loans - of which commercial and industrial	0
Loans - of which financial institutions	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	5,886	5,772
Other assets - of which loans held-for-sale	0
Total assets at fair value	239,572	246,303
Less other investments - equity at fair value attributable to noncontrolling interests	(522)	(1,297)
Less assets consolidated under ASU 2009-17	0
Assets at fair value excluding noncontrolling interests and assets not consolidated under Basel II	239,050	245,006
Level 2
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	135,709	126,789
Securities received as collateral	5,828	713
Trading assets	742,881	769,953
Investment securities	1,676	735
Other investments	1,382	5,335
Loans	12,294	25,167
Loans - of which commercial and industrial	6,574
Loans - of which financial institutions	5,389
Other intangible assets (mortgage servicing rights)	0	0
Other assets	24,526	16,633
Other assets - of which loans held-for-sale	14,866
Total assets at fair value	924,296	945,325
Less other investments - equity at fair value attributable to noncontrolling interests	(870)	(331)
Less assets consolidated under ASU 2009-17	(11,655)
Assets at fair value excluding noncontrolling interests and assets not consolidated under Basel II	911,771	944,994
Level 3
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,197	1,514
Securities received as collateral	0	0
Trading assets	22,372	25,970
Investment securities	79	86
Other investments	11,435	14,253
Loans	6,258	11,079
Loans - of which commercial and industrial	3,558
Loans - of which financial institutions	2,195
Other intangible assets (mortgage servicing rights)	66	30
Other assets	9,253	6,744
Other assets - of which loans held-for-sale	8,932
Total assets at fair value	50,660	59,676
Less other investments - equity at fair value attributable to noncontrolling interests	(4,518)	(7,011)
Less assets consolidated under ASU 2009-17	(7,155)
Assets at fair value excluding noncontrolling interests and assets not consolidated under Basel II	38,987	52,665
Netting impact
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	(631,095)	(655,903)
Investment securities	0	0
Other investments	0	0
Loans	0	0
Loans - of which commercial and industrial	0
Loans - of which financial institutions	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	(195)	(24)
Other assets - of which loans held-for-sale	0
Total assets at fair value	(631,290)	(655,927)
Less other investments - equity at fair value attributable to noncontrolling interests	0	0
Less assets consolidated under ASU 2009-17	0
Assets at fair value excluding noncontrolling interests and assets not consolidated under Basel II	(631,290)	(655,927)
Total - at fair value
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	136,906	128,303
Securities received as collateral	42,147	37,516
Trading assets	324,704	332,238
Investment securities	7,945	10,793
Other investments	13,448	21,126
Loans	18,552	36,246
Loans - of which commercial and industrial	10,132
Loans - of which financial institutions	7,584
Other intangible assets (mortgage servicing rights)	66	30
Other assets	39,470	29,125
Other assets - of which loans held-for-sale	23,798
Total assets at fair value	583,238	595,377
Less other investments - equity at fair value attributable to noncontrolling interests	(5,910)	(8,639)
Less assets consolidated under ASU 2009-17	(18,810)
Assets at fair value excluding noncontrolling interests and assets not consolidated under Basel II	558,518	586,738

Financial instruments (Details 2) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009
Liabilities (CHF million)
Due to banks	3,444	4,695
Customer deposits	3,537	2,676
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	123,697	122,136
Obligation to return securities received as collateral	42,147	37,516
Trading liabilities	133,997	133,481
Short-term borrowings	3,308	3,383
Long-term debt	83,692	74,513
Other liabilities	29,185	30,389
Level 1 | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	431	3,931
Trading liabilities	44,635	48,719
Level 1 | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	44,466	48,665
Level 1 | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	3,408
Trading liabilities	6	19
Level 2 | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	5,812	713
Trading liabilities	11,356	9,692
Level 2 | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	1,130	2,534
Level 2 | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	5,552	681
Trading liabilities	9,432	7,011
Level 3 | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	65	93
Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Level 3 | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	65	93
Debt securities | Debt securities issued by foreign governments | Netting impact
Liabilities (CHF million)
Trading liabilities	0	0
Debt securities | Debt securities issued by foreign governments | Total - at fair value
Liabilities (CHF million)
Trading liabilities	45,596	51,199
Debt securities | Corporate debt securities | Netting impact
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Debt securities | Corporate debt securities | Total - at fair value
Liabilities (CHF million)
Obligation to return securities received as collateral	5,552	4,089
Trading liabilities	9,503	7,123
Debt securities | Netting impact
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Debt securities | Total - at fair value
Liabilities (CHF million)
Obligation to return securities received as collateral	6,243	4,644
Trading liabilities	56,056	58,504
Level 1 | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	35,888	32,872
Trading liabilities	19,580	17,908
Level 2 | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	16	0
Trading liabilities	404	503
Level 3 | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	28	31
Equity securities | Netting impact
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Equity securities | Total - at fair value
Liabilities (CHF million)
Obligation to return securities received as collateral	35,904	32,872
Trading liabilities	20,012	18,442
Level 1 | Derivative instruments
Liabilities (CHF million)
Trading liabilities	6,817	6,058
Level 1 | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	2,980
Level 1 | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	16
Level 1 | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	2,971
Level 1 | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0	0
Level 2 | Derivative instruments
Liabilities (CHF million)
Trading liabilities	673,437	691,049
Level 2 | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	470,284
Level 2 | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	95,916
Level 2 | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	35,897
Level 2 | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	45,343	59,869
Level 3 | Derivative instruments
Liabilities (CHF million)
Trading liabilities	9,107	11,827
Level 3 | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,341
Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	2,941
Level 3 | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	2,940
Level 3 | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	1,256	1,996
Derivative instruments | Netting impact
Liabilities (CHF million)
Trading liabilities	(631,432)	(652,399)
Derivative instruments | Total - at fair value
Liabilities (CHF million)
Trading liabilities	57,929	56,535
Level 1 | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0
Level 2 | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	19,500
Level 3 | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0
Long-term debt - of which treasury debt over two years | Netting impact
Liabilities (CHF million)
Long-term debt	0
Long-term debt - of which treasury debt over two years | Total - at fair value
Liabilities (CHF million)
Long-term debt	19,500
Level 1 | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0
Level 2 | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	20,162
Level 3 | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	9,488
Long-term debt - of which structured notes over two years | Netting impact
Liabilities (CHF million)
Long-term debt	0
Long-term debt - of which structured notes over two years | Total - at fair value
Liabilities (CHF million)
Long-term debt	29,650
Level 1 | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	402
Level 2 | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	12,200
Level 3 | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	6,825
Long-term debt - of which nonrecourse liabilities | Netting impact
Liabilities (CHF million)
Long-term debt	0
Long-term debt - of which nonrecourse liabilities | Total - at fair value
Liabilities (CHF million)
Long-term debt	19,427
Level 1 | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0
Level 2 | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	3,885
Level 3 | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,849
Other liabilities - of which failed sales | Netting impact
Liabilities (CHF million)
Other liabilities	0
Other liabilities - of which failed sales | Total - at fair value
Liabilities (CHF million)
Other liabilities	5,734
Level 1
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	36,319	36,803
Trading liabilities	71,032	72,685
Short-term borrowings	0	0
Long-term debt	402	0
Other liabilities	0	246
Total liabilities	107,753	109,734
Level 2
Liabilities (CHF million)
Due to banks	3,444	4,695
Customer deposits	3,537	2,676
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	123,190	121,930
Obligation to return securities received as collateral	5,828	713
Trading liabilities	685,197	701,244
Short-term borrowings	3,185	3,219
Long-term debt	66,493	57,867
Other liabilities	26,047	26,253
Total liabilities	916,921	918,597
Level 3
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	206
Obligation to return securities received as collateral	0	0
Trading liabilities	9,200	11,951
Short-term borrowings	123	164
Long-term debt	16,797	16,646
Other liabilities	3,734	3,995
Total liabilities	30,361	32,962
Netting impact
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(631,432)	(652,399)
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	(596)	(105)
Total liabilities	(632,028)	(652,504)
Total - at fair value
Liabilities (CHF million)
Due to banks	3,444	4,695
Customer deposits	3,537	2,676
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	123,697	122,136
Obligation to return securities received as collateral	42,147	37,516
Trading liabilities	133,997	133,481
Short-term borrowings	3,308	3,383
Long-term debt	83,692	74,513
Other liabilities	29,185	30,389
Total liabilities	423,007	408,789

Financial instruments (Details 3) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,514	0
Transfers in, assets	0	1,570
Transfers out, assets	0	0
Purchases, sales, issuances, settlements, assets	(209)	0
Gain (loss) on transfers in included in trading revenues, assets		(58)
Gain (loss) on transfers out included in trading revenues, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	8	0
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(116)	2
Balance at end of period, assets	1,197	1,514
Debt securities | Corporate debt securities | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,816	13,193
Transfers in, assets	770	677
Transfers out, assets	(604)	(2,332)
Purchases, sales, issuances, settlements, assets	(870)	(7,543)
Gain (loss) on transfers in included in trading revenues, assets		(9)
Gain (loss) on transfers out included in trading revenues, assets		618
Gain (loss) on transfers in/out included in trading revenues, assets	45
Gain (loss) on all other activity included in trading revenues, assets	121	232
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	(2)	(2)
Foreign currency translation impact, assets	(473)	(18)
Balance at end of period, assets	3,803	4,816
Debt securities | RMBS | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,626	2,512
Transfers in, assets	1,239	754
Transfers out, assets	(1,093)	(863)
Purchases, sales, issuances, settlements, assets	(824)	819
Gain (loss) on transfers in included in trading revenues, assets		(33)
Gain (loss) on transfers out included in trading revenues, assets		19
Gain (loss) on transfers in/out included in trading revenues, assets	126
Gain (loss) on all other activity included in trading revenues, assets	491	540
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(301)	(122)
Balance at end of period, assets	3,264	3,626
Debt securities | CMBS | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,461	2,306
Transfers in, assets	259	195
Transfers out, assets	(207)	(154)
Purchases, sales, issuances, settlements, assets	(577)	363
Gain (loss) on transfers in included in trading revenues, assets		24
Gain (loss) on transfers out included in trading revenues, assets		9
Gain (loss) on transfers in/out included in trading revenues, assets	12
Gain (loss) on all other activity included in trading revenues, assets	(73)	(210)
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(14)	(72)
Balance at end of period, assets	1,861	2,461
Debt securities | Collateralized debt obligations | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	559
Transfers in, assets	607
Transfers out, assets	(435)
Purchases, sales, issuances, settlements, assets	(28)
Gain (loss) on transfers in/out included in trading revenues, assets	7
Gain (loss) on all other activity included in trading revenues, assets	526
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	(101)
Balance at end of period, assets	1,135
Debt securities | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	11,980	19,860
Transfers in, assets	3,142	2,189
Transfers out, assets	(2,422)	(3,693)
Purchases, sales, issuances, settlements, assets	(1,946)	(7,002)
Gain (loss) on transfers in included in trading revenues, assets		61
Gain (loss) on transfers out included in trading revenues, assets		663
Gain (loss) on transfers in/out included in trading revenues, assets	193
Gain (loss) on all other activity included in trading revenues, assets	1,037	110
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	(2)	(2)
Foreign currency translation impact, assets	(969)	(206)
Balance at end of period, assets	11,013	11,980
Equity securities | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	488	2,187
Transfers in, assets	334	1,829
Transfers out, assets	(177)	(1,510)
Purchases, sales, issuances, settlements, assets	48	(1,905)
Gain (loss) on transfers in included in trading revenues, assets		(133)
Gain (loss) on transfers out included in trading revenues, assets		(41)
Gain (loss) on transfers in/out included in trading revenues, assets	(3)
Gain (loss) on all other activity included in trading revenues, assets	(31)	(26)
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0	(5)
Foreign currency translation impact, assets	(37)	92
Balance at end of period, assets	622	488
Derivative instruments | Interest rate derivatives | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,529
Transfers in, assets	576
Transfers out, assets	(206)
Purchases, sales, issuances, settlements, assets	(109)
Gain (loss) on transfers in/out included in trading revenues, assets	102
Gain (loss) on all other activity included in trading revenues, assets	353
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	(1)
Foreign currency translation impact, assets	(172)
Balance at end of period, assets	2,072
Derivative instruments | Equity/index-related derivatives | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,298
Transfers in, assets	236
Transfers out, assets	(644)
Purchases, sales, issuances, settlements, assets	(744)
Gain (loss) on transfers in/out included in trading revenues, assets	104
Gain (loss) on all other activity included in trading revenues, assets	315
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	(265)
Balance at end of period, assets	2,300
Derivative instruments | Credit derivatives | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,339	12,107
Transfers in, assets	1,407	3,939
Transfers out, assets	(1,060)	(4,649)
Purchases, sales, issuances, settlements, assets	(870)	(5,955)
Gain (loss) on transfers in included in trading revenues, assets		(1,230)
Gain (loss) on transfers out included in trading revenues, assets		440
Gain (loss) on transfers in/out included in trading revenues, assets	(141)
Gain (loss) on all other activity included in trading revenues, assets	(739)	(378)
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(211)	65
Balance at end of period, assets	2,725	4,339
Derivative instruments | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	11,192	24,795
Transfers in, assets	2,493	5,051
Transfers out, assets	(2,156)	(8,994)
Purchases, sales, issuances, settlements, assets	(2,411)	(10,134)
Gain (loss) on transfers in included in trading revenues, assets		(1,389)
Gain (loss) on transfers out included in trading revenues, assets		472
Gain (loss) on transfers in/out included in trading revenues, assets	108
Gain (loss) on all other activity included in trading revenues, assets	301	1,488
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	(1)	0
Foreign currency translation impact, assets	(807)	(97)
Balance at end of period, assets	8,719	11,192
Other. | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,310	4,254
Transfers in, assets	688	276
Transfers out, assets	(778)	(1,971)
Purchases, sales, issuances, settlements, assets	14	(1,017)
Gain (loss) on transfers in included in trading revenues, assets		17
Gain (loss) on transfers out included in trading revenues, assets		103
Gain (loss) on transfers in/out included in trading revenues, assets	27
Gain (loss) on all other activity included in trading revenues, assets	(37)	726
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0	1
Foreign currency translation impact, assets	(206)	(79)
Balance at end of period, assets	2,018	2,310
Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	25,970	51,096
Transfers in, assets	6,657	9,345
Transfers out, assets	(5,533)	(16,168)
Purchases, sales, issuances, settlements, assets	(4,295)	(20,058)
Gain (loss) on transfers in included in trading revenues, assets		(1,444)
Gain (loss) on transfers out included in trading revenues, assets		1,197
Gain (loss) on transfers in/out included in trading revenues, assets	325
Gain (loss) on all other activity included in trading revenues, assets	1,270	2,298
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	(3)	(6)
Foreign currency translation impact, assets	(2,019)	(290)
Balance at end of period, assets	22,372	25,970
Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	86	0
Transfers in, assets	0	0
Transfers out, assets	(133)	0
Purchases, sales, issuances, settlements, assets	148	47
Gain (loss) on transfers in included in trading revenues, assets		0
Gain (loss) on transfers out included in trading revenues, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	4	35
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(26)	4
Balance at end of period, assets	79	86
Equity securities | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	12,205	16,933
Transfers in, assets	328	1,981
Transfers out, assets	(397)	(1,602)
Purchases, sales, issuances, settlements, assets	(2,329)	(3,261)
Gain (loss) on transfers in included in trading revenues, assets		0
Gain (loss) on transfers out included in trading revenues, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	(14)	10
Gain (loss) on transfers in included in other revenues, assets		(103)
Gain (loss) on transfers out included in other revenues, assets		(3)
Gain (loss) on transfers in/out included in other revenues, assets	25
Gain (loss) on all other activity included in other revenues, assets	581	(1,588)
Foreign currency translation impact, assets	(808)	(162)
Balance at end of period, assets	9,591	12,205
Life finance instruments | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,048	1,942
Transfers in, assets	0	9
Transfers out, assets	0	0
Purchases, sales, issuances, settlements, assets	(134)	314
Gain (loss) on transfers in included in trading revenues, assets		1
Gain (loss) on transfers out included in trading revenues, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	113	(164)
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(183)	(54)
Balance at end of period, assets	1,844	2,048
Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	14,253	18,875
Transfers in, assets	328	1,990
Transfers out, assets	(397)	(1,602)
Purchases, sales, issuances, settlements, assets	(2,463)	(2,947)
Gain (loss) on transfers in included in trading revenues, assets		1
Gain (loss) on transfers out included in trading revenues, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	99	(154)
Gain (loss) on transfers in included in other revenues, assets		(103)
Gain (loss) on transfers out included in other revenues, assets		(3)
Gain (loss) on transfers in/out included in other revenues, assets	25
Gain (loss) on all other activity included in other revenues, assets	581	(1,588)
Foreign currency translation impact, assets	(991)	(216)
Balance at end of period, assets	11,435	14,253
Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	11,079	14,309
Transfers in, assets	1,215	1,006
Transfers out, assets	(3,686)	(1,424)
Purchases, sales, issuances, settlements, assets	(1,689)	(3,686)
Gain (loss) on transfers in included in trading revenues, assets		57
Gain (loss) on transfers out included in trading revenues, assets		(328)
Gain (loss) on transfers in/out included in trading revenues, assets	51
Gain (loss) on all other activity included in trading revenues, assets	81	1,202
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	34	0
Foreign currency translation impact, assets	(827)	(57)
Balance at end of period, assets	6,258	11,079
Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	8,346
Transfers in, assets	703
Transfers out, assets	(1,644)
Purchases, sales, issuances, settlements, assets	(3,251)
Gain (loss) on transfers in/out included in trading revenues, assets	43
Gain (loss) on all other activity included in trading revenues, assets	(267)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	34
Foreign currency translation impact, assets	(406)
Balance at end of period, assets	3,558
Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,454
Transfers in, assets	160
Transfers out, assets	(1,839)
Purchases, sales, issuances, settlements, assets	1,439
Gain (loss) on transfers in/out included in trading revenues, assets	8
Gain (loss) on all other activity included in trading revenues, assets	362
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	(389)
Balance at end of period, assets	2,195
Other intangible assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	30	113
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, sales, issuances, settlements, assets	91	(48)
Gain (loss) on transfers in included in trading revenues, assets		0
Gain (loss) on transfers out included in trading revenues, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	(48)	(36)
Foreign currency translation impact, assets	(7)	1
Balance at end of period, assets	66	30
Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,744	13,645
Transfers in, assets	4,808	1,068
Transfers out, assets	(7,169)	(3,132)
Purchases, sales, issuances, settlements, assets	4,158	(5,293)
Gain (loss) on transfers in included in trading revenues, assets		(61)
Gain (loss) on transfers out included in trading revenues, assets		528
Gain (loss) on transfers in/out included in trading revenues, assets	852
Gain (loss) on all other activity included in trading revenues, assets	1,043	58
Gain (loss) on transfers in included in other revenues, assets		0
Gain (loss) on transfers out included in other revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	39	0
Foreign currency translation impact, assets	(1,222)	(69)
Balance at end of period, assets	9,253	6,744
Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,220
Transfers in, assets	4,744
Transfers out, assets	(7,132)
Purchases, sales, issuances, settlements, assets	4,294
Gain (loss) on transfers in/out included in trading revenues, assets	849
Gain (loss) on all other activity included in trading revenues, assets	1,106
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	46
Foreign currency translation impact, assets	(1,195)
Balance at end of period, assets	8,932
Assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	59,676	98,038
Transfers in, assets	13,008	14,979
Transfers out, assets	(16,918)	(22,326)
Purchases, sales, issuances, settlements, assets	(4,259)	(31,985)
Gain (loss) on transfers in included in trading revenues, assets		(1,505)
Gain (loss) on transfers out included in trading revenues, assets		1,397
Gain (loss) on transfers in/out included in trading revenues, assets	1,228
Gain (loss) on all other activity included in trading revenues, assets	2,505	3,439
Gain (loss) on transfers in included in other revenues, assets		(103)
Gain (loss) on transfers out included in other revenues, assets		(3)
Gain (loss) on transfers in/out included in other revenues, assets	25
Gain (loss) on all other activity included in other revenues, assets	603	(1,630)
Foreign currency translation impact, assets	(5,208)	(625)
Balance at end of period, assets	50,660	59,676

Financial instruments (Details 4) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		3
Transfers in, liabilities		0
Transfers out, liabilities		0
Purchases, sales, issuances, settlements, liabilities		(3)
Gain (loss) on transfers in included in trading revenues, liabilities		0
Gain (loss) on transfers out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		0
Gain (loss) on transfers in included in other revenues, liabilities		0
Gain (loss) on transfers out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		0
Balance at end of period, liabilities		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	206	0
Transfers in, liabilities	0	205
Transfers out, liabilities	0	0
Purchases, sales, issuances, settlements, liabilities	356	0
Gain (loss) on transfers in included in trading revenues, liabilities		2
Gain (loss) on transfers out included in trading revenues, liabilities		0
Gain (loss) on transfers in/out included in trading revenues, liabilities	(3)
Gain (loss) on all other activity included in trading revenues, liabilities	3	0
Gain (loss) on transfers in included in other revenues, liabilities		0
Gain (loss) on transfers out included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(55)	(1)
Balance at end of period, liabilities	507	206
Derivative instruments | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		23,455
Transfers in, liabilities		4,706
Transfers out, liabilities		(8,470)
Purchases, sales, issuances, settlements, liabilities		(7,806)
Gain (loss) on transfers in included in trading revenues, liabilities		(835)
Gain (loss) on transfers out included in trading revenues, liabilities		892
Gain (loss) on all other activity included in trading revenues, liabilities		43
Gain (loss) on transfers in included in other revenues, liabilities		0
Gain (loss) on transfers out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		(158)
Balance at end of period, liabilities		11,827
Interest rate derivatives | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,786
Transfers in, liabilities	387
Transfers out, liabilities	(307)
Purchases, sales, issuances, settlements, liabilities	(283)
Gain (loss) on transfers in/out included in trading revenues, liabilities	57
Gain (loss) on all other activity included in trading revenues, liabilities	(179)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	(120)
Balance at end of period, liabilities	1,341
Foreign exchange derivatives | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,936
Transfers in, liabilities	156
Transfers out, liabilities	(16)
Purchases, sales, issuances, settlements, liabilities	(421)
Gain (loss) on transfers in/out included in trading revenues, liabilities	5
Gain (loss) on all other activity included in trading revenues, liabilities	561
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	(280)
Balance at end of period, liabilities	2,941
Equity/index-related derivatives | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,635
Transfers in, liabilities	194
Transfers out, liabilities	(744)
Purchases, sales, issuances, settlements, liabilities	(574)
Gain (loss) on transfers in/out included in trading revenues, liabilities	140
Gain (loss) on all other activity included in trading revenues, liabilities	639
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	(350)
Balance at end of period, liabilities	2,940
Credit derivatives | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,996
Transfers in, liabilities	1,244
Transfers out, liabilities	(939)
Purchases, sales, issuances, settlements, liabilities	(467)
Gain (loss) on transfers in/out included in trading revenues, liabilities	35
Gain (loss) on all other activity included in trading revenues, liabilities	(530)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	(83)
Balance at end of period, liabilities	1,256
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	11,951	23,590
Transfers in, liabilities	2,109	4,997
Transfers out, liabilities	(2,632)	(8,686)
Purchases, sales, issuances, settlements, liabilities	(2,134)	(7,925)
Gain (loss) on transfers in included in trading revenues, liabilities		(857)
Gain (loss) on transfers out included in trading revenues, liabilities		882
Gain (loss) on transfers in/out included in trading revenues, liabilities	397
Gain (loss) on all other activity included in trading revenues, liabilities	454	115
Gain (loss) on transfers in included in other revenues, liabilities		0
Gain (loss) on transfers out included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(945)	(165)
Balance at end of period, liabilities	9,200	11,951
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	164	350
Transfers in, liabilities	46	381
Transfers out, liabilities	(69)	(5)
Purchases, sales, issuances, settlements, liabilities	33	(795)
Gain (loss) on transfers in included in trading revenues, liabilities		(3)
Gain (loss) on transfers out included in trading revenues, liabilities		(1)
Gain (loss) on transfers in/out included in trading revenues, liabilities	5
Gain (loss) on all other activity included in trading revenues, liabilities	(41)	216
Gain (loss) on transfers in included in other revenues, liabilities		0
Gain (loss) on transfers out included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(15)	21
Balance at end of period, liabilities	123	164
Long-term debt - of which structured notes over two years | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	14,781
Transfers in, liabilities	1,330
Transfers out, liabilities	(3,364)
Purchases, sales, issuances, settlements, liabilities	(2,198)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(52)
Gain (loss) on all other activity included in trading revenues, liabilities	179
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	(1,188)
Balance at end of period, liabilities	9,488
Long-term debt - of which nonrecourse liabilities | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	0
Transfers in, liabilities	2,789
Transfers out, liabilities	(5,069)
Purchases, sales, issuances, settlements, liabilities	7,975
Gain (loss) on transfers in/out included in trading revenues, liabilities	696
Gain (loss) on all other activity included in trading revenues, liabilities	1,425
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	(991)
Balance at end of period, liabilities	6,825
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	16,646	23,853
Transfers in, liabilities	4,313	1,864
Transfers out, liabilities	(8,781)	(2,932)
Purchases, sales, issuances, settlements, liabilities	4,595	(6,155)
Gain (loss) on transfers in included in trading revenues, liabilities		168
Gain (loss) on transfers out included in trading revenues, liabilities		343
Gain (loss) on transfers in/out included in trading revenues, liabilities	658
Gain (loss) on all other activity included in trading revenues, liabilities	1,600	(268)
Gain (loss) on transfers in included in other revenues, liabilities		0
Gain (loss) on transfers out included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(2,234)	(227)
Balance at end of period, liabilities	16,797	16,646
Other liabilities - of which failed sales | Other liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,932
Transfers in, liabilities	197
Transfers out, liabilities	(37)
Purchases, sales, issuances, settlements, liabilities	161
Gain (loss) on transfers in/out included in trading revenues, liabilities	5
Gain (loss) on all other activity included in trading revenues, liabilities	(244)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	(165)
Balance at end of period, liabilities	1,849
Other liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,995	3,251
Transfers in, liabilities	409	678
Transfers out, liabilities	(150)	(1,603)
Purchases, sales, issuances, settlements, liabilities	(42)	595
Gain (loss) on transfers in included in trading revenues, liabilities		3
Gain (loss) on transfers out included in trading revenues, liabilities		187
Gain (loss) on transfers in/out included in trading revenues, liabilities	(39)
Gain (loss) on all other activity included in trading revenues, liabilities	(283)	264
Gain (loss) on transfers in included in other revenues, liabilities		22
Gain (loss) on transfers out included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	170	737
Foreign currency translation impact, liabilities	(326)	(139)
Balance at end of period, liabilities	3,734	3,995
Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	32,962	51,047
Transfers in, liabilities	6,877	8,125
Transfers out, liabilities	(11,632)	(13,226)
Purchases, sales, issuances, settlements, liabilities	2,808	(14,283)
Gain (loss) on transfers in included in trading revenues, liabilities		(687)
Gain (loss) on transfers out included in trading revenues, liabilities		1,411
Gain (loss) on transfers in/out included in trading revenues, liabilities	1,018
Gain (loss) on all other activity included in trading revenues, liabilities	1,733	327
Gain (loss) on transfers in included in other revenues, liabilities		22
Gain (loss) on transfers out included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	170	737
Foreign currency translation impact, liabilities	(3,575)	(511)
Balance at end of period, liabilities	30,361	32,962

Financial instruments (Details 5) (CHF)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	26,714,000,000	46,991,000,000
Transfers in, net assets/liabilities	6,131,000,000	6,854,000,000
Transfers out, net assets/liabilities	(5,286,000,000)	(9,100,000,000)
Purchases, sales, issuances, settlements, net assets/liabilities	(7,067,000,000)	(17,702,000,000)
Gain (loss) on transfers in included in trading revenues, net assets/liabilities		(818,000,000)
Gain (loss) on transfers out included in trading revenues, net assets/liabilities		(14,000,000)
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	210,000,000
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	772,000,000	3,112,000,000
Gain (loss) on transfers in included in other revenues, net assets/liabilities		(125,000,000)
Gain (loss) on transfers out included in other revenues, net assets/liabilities		(3,000,000)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	25,000,000
Gain (loss) on all other activity included in other revenues, net assets/liabilities	433,000,000	(2,367,000,000)
Foreign currency translation impact, net assets/liabilities	(1,633,000,000)	(114,000,000)
Balance at beginning of period, net assets/liabilities	20,299,000,000	26,714,000,000
Level 3 assets - additional disclosures
Level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010	10,100,000,000

Financial instruments (Details 6) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	1,440	(215)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,077)	(4,860)
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	982	2,280
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,197)	(2,506)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	458	(2,495)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	120	(2,354)

Financial instruments (Details 7) (CHF) In Billions	Dec. 31, 2010	Dec. 31, 2009
Total - at fair value
Assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0.6	1.1
Level 2
Assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0.1	0.1
Level 3
Assets and liabilities recorded at fair value on a nonrecurring basis
Loans	0.5	1

Financial instruments (Details 8) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	220,443	209,499
Loans	218,842	237,180
Other assets	79,585	68,744
Due to banks and customer deposits	325,057	322,908
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	168,394	191,687
Short-term borrowings	21,683	7,645
Long-term debt	173,752	159,365
Other liabilities	62,214	71,532
Aggregate fair value
Loans (CHF million)
Non-performing loans	105	168
Non-interest-earning loans	653	1,519
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	136,906	128,303
Loans	18,552	36,246
Other assets	25,078	11,991
Due to banks and customer deposits	(410)	(1,868)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(123,697)	(122,136)
Short-term borrowings	(3,308)	(3,383)
Long-term debt	(83,692)	(74,513)
Other liabilities	(5,734)	(6,197)
Aggregate unpaid principal
Loans (CHF million)
Non-performing loans	187	273
Non-interest-earning loans	2,087	3,763
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	135,939	127,575
Loans	18,677	33,672
Other assets	36,195	23,441
Due to banks and customer deposits	(420)	(1,870)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(123,562)	(122,053)
Short-term borrowings	(3,262)	(3,439)
Long-term debt	(90,271)	(75,767)
Other liabilities	(7,569)	(8,531)
Difference
Loans (CHF million)
Non-performing loans	(82)	(105)
Non-interest-earning loans	(1,434)	(2,244)
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	967	728
Loans	(125)	2,574
Other assets	(11,117)	(11,450)
Due to banks and customer deposits	10	2
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(135)	(83)
Short-term borrowings	(46)	56
Long-term debt	6,579	1,254
Other liabilities	1,835	2,334

Financial instruments (Details 9) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	11	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,901	1,363
Other trading assets
Gains (losses) on financial instruments
Net gains/(losses)	46	262
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	(225)	998
Net gains/(losses) of which related to credit risk - on assets	(2)	0
Loans
Gains (losses) on financial instruments
Net gains/(losses)	1,065	7,976
Net gains/(losses) of which related to credit risk - on assets	707	5,255
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	5,896	1,458
Net gains/(losses) of which related to credit risk - on assets	589	549
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(27)	(9)
Net gains/(losses) of which related to credit risk - on liabilities	0	2
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(471)	(1,421)
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	(51)	(778)
Net gains/(losses) of which related to credit risk - on liabilities	1	6
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(6,162)	(10,345)
Net gains/(losses) of which related to credit risk - on liabilities	273	(4,004)
Other liabilities:
Gains (losses) on financial instruments
Net gains/(losses)	(232)	1,299
Net gains/(losses) of which related to credit risk - on liabilities	(97)	1,125
Vanilla debt
Gains (losses) on financial instruments
Net gains/(losses) of which related to credit risk - on liabilities	341	(4,458)

Financial instruments (Details 10) In Millions, unless otherwise specified	Dec. 31, 2010 CHF	Dec. 31, 2009 CHF	Dec. 31, 2010 Funds held in trading assets and liabilities CHF	Dec. 31, 2009 Funds held in trading assets and liabilities CHF	Dec. 31, 2010 Funds held in trading assets and liabilities Debt funds CHF	Dec. 31, 2009 Funds held in trading assets and liabilities Debt funds CHF	Dec. 31, 2010 Funds held in trading assets and liabilities Equity funds CHF	Dec. 31, 2009 Funds held in trading assets and liabilities Equity funds CHF	Dec. 31, 2010 Funds held in trading assets and liabilities Equity funds sold short CHF	Dec. 31, 2009 Funds held in trading assets and liabilities Equity funds sold short CHF	Dec. 31, 2010 Equity method investments Funds held in other investments CHF	Dec. 31, 2009 Equity method investments Funds held in other investments CHF	Dec. 31, 2010 Funds held in other investments CHF	Dec. 31, 2009 Funds held in other investments CHF	Dec. 31, 2010 Funds held in other investments Debt funds Hedge funds CHF	Dec. 31, 2009 Funds held in other investments Debt funds Hedge funds CHF	Dec. 31, 2010 Funds held in other investments Debt funds Private equity funds CHF	Dec. 31, 2009 Funds held in other investments Debt funds Private equity funds CHF	Dec. 31, 2010 Funds held in other investments Equity funds Hedge funds CHF	Dec. 31, 2009 Funds held in other investments Equity funds Hedge funds CHF	Dec. 31, 2010 Funds held in other investments Equity funds Private equity funds CHF	Dec. 31, 2009 Funds held in other investments Equity funds Private equity funds CHF	Dec. 31, 2009 Funds held in other investments Real estate funds Hedge funds CHF	Dec. 31, 2010 Funds held in other investments Real estate funds Private equity funds CHF	Dec. 31, 2009 Funds held in other investments Real estate funds Private equity funds CHF	Dec. 31, 2010 Funds held in other investments Others Hedge funds CHF	Dec. 31, 2009 Funds held in other investments Others Hedge funds CHF	Dec. 31, 2010 Funds held in other investments Others Private equity funds CHF	Dec. 31, 2009 Funds held in other investments Others Private equity funds CHF	Dec. 31, 2010 Funds held in other investments Hedge funds CHF	Dec. 31, 2009 Funds held in other investments Hedge funds CHF	Dec. 31, 2010 Funds held in other investments Private equity funds CHF	Dec. 31, 2009 Funds held in other investments Private equity funds CHF
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	5,862	6,404	37	150	0	29	37	121	0	0	1,183	1,526	5,825	6,254	20	189	12	18	8	0	3,516	3,547	0	322	251	5	1	759	722	33	190	4,609	4,538
Redeemable	7,061	9,543	6,260	8,022	29	65	6,340	8,002	(109)	(45)	0	16	801	1,521	330	650	0	0	219	205	0	35	129	0	0	252	486	0	0	801	1,470	0	35
Total fair value	12,923	15,947	6,297	8,172	29	94	6,377	8,123	(109)	(45)	1,183	1,542	6,626	7,775	350	839	12	18	227	205	3,516	3,582	129	322	251	257	487	759	722	834	1,660	4,609	4,573
Unfunded commitments	1,743	1,977	0	0	0	0	0	0	0	0	0	0	1,743	1,977	234	0	19	22	0	0	1,054	1,648	0	223	85	0	0	213	222	234	0	1,509	1,977
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption (as a percent)							47.00%	40.00%																						22.00%	9.00%
Percentage of investment subject to monthly redemption (as a percent)							22.00%	38.00%																						17.00%
Percentage of investment subject to quarterly redemption (as a percent)																														51.00%	61.00%
Percentage of investment subject to annual redemption (as a percent)							16.00%	13.00%																							23.00%
Nonredeemable attributable to non-controlling interest	2,399	2,631
Redeemable attributable to non-controlling interest	95
Unfunded commitments attributable to non-controlling interest	641	803
High end of period of time, in years, that the underlying assets of nonredeemable funds are expected to be liquidated	10	10

Financial instruments (Details 11) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009
Financial assets (CHF million)
Securities received as collateral	42,147	37,516
Trading assets	324,704	332,238
Investment securities	8,397	11,232
Loans	218,842	237,180
Financial liabilities (CHF million)
Due to banks and deposits	325,057	322,908
Obligation to return securities received as collateral	42,147	37,516
Trading liabilities	133,997	133,481
Short-term borrowings	21,683	7,645
Long-term debt	173,752	159,365
Carrying Value
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	220,443	209,499
Securities received as collateral	42,147	37,516
Trading assets	324,704	332,238
Investment securities	8,397	11,232
Loans	218,842	237,180
Other financial assets	189,973	177,891
Financial liabilities (CHF million)
Due to banks and deposits	325,057	322,908
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	168,394	191,687
Obligation to return securities received as collateral	42,147	37,516
Trading liabilities	133,997	133,481
Short-term borrowings	21,683	7,645
Long-term debt	173,752	159,365
Other financial liabilities	123,549	130,180
Total - at fair value
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	220,443	209,499
Securities received as collateral	42,147	37,516
Trading assets	324,704	332,238
Investment securities	8,397	11,232
Loans	221,937	239,756
Other financial assets	190,011	177,948
Financial liabilities (CHF million)
Due to banks and deposits	325,051	322,897
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	168,394	191,687
Obligation to return securities received as collateral	42,147	37,516
Trading liabilities	133,997	133,481
Short-term borrowings	21,683	7,645
Long-term debt	172,698	159,093
Other financial liabilities	123,549	130,180

Assets pledged or assigned (Details) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets pledged or assigned (CHF million)
Book value of assets pledged or assigned as collateral	169,702	225,593
of which assets provided with the right to sell or repledge	112,246	145,177
Fair value of collateral received with the right to sell or repledge	356,970	337,448
of which sold or repledged	307,894	300,665
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	16,090	13,501
Swiss National Bank required minimum liquidity reserves	2,090	1,829

Capital adequacy (Details) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Risk-weighted assets (CHF million)
Risk-weighted assets	218,702	221,609
Credit risk
Risk-weighted assets (CHF million)
Risk-weighted assets	158,735	164,997
Non-counterparty risk
Risk-weighted assets (CHF million)
Risk-weighted assets	7,380	7,141
Market risk
Risk-weighted assets (CHF million)
Risk-weighted assets	18,925	17,458
Operational risk
Risk-weighted assets (CHF million)
Risk-weighted assets	33,662	32,013

Capital adequacy (Details 2)	12 Months Ended
	Dec. 31, 2010 CHF	Dec. 31, 2009 CHF
Capital adequacy
Equity from deconsolidated SPEs included as tier 1 capital	1,100,000,000	1,700,000,000
Eligible capital (CHF million)
Core tier 1 capital	26,627,000,000	24,009,000,000
Tier 1 capital	37,725,000,000	36,207,000,000
Tier 2 capital	10,074,000,000	9,521,000,000
Total eligible capital	47,799,000,000	45,728,000,000
Capital ratios %
Core tier 1 ratio (as a percent)	12.20%	10.80%
Tier 1 ratio (as a percent)	17.20%	16.30%
Total capital ratio (as a percent)	21.90%	20.60%
Minimum percentage of annual legal profits to be retained as general legal reserve (as a percent)	5.00%
Maximum cumulative transfer to general reserve as a percentage of paid-in share capital (as a percent)	20.00%
General legal reserves as a percentage of paid-in share capital	Exceeding 20%

Assets under management (Details) (CHF) In Billions	Dec. 31, 2010	Dec. 31, 2009
Assets under management (CHF billion)
Assets in collective investment instruments managed by Credit Suisse	215.7	199.4
Assets with discretionary mandates	213.4	222.9
Other assets under management	823.9	806.7
Assets under management (including double counting)	1,253	1,229
of which double counting	128	124
Net new assets (CHF billion)
Total net new assets including double counting	69	38.3
Net asset outflows from discontinued operations relating to the sale of part of traditional investment strategies business In Asset Management		5.9

Litigation (Details)	12 Months Ended						1 Months Ended	12 Months Ended													1 Months Ended		1 Months Ended			12 Months Ended
	Dec. 31, 2010 Litigation CHF	Dec. 31, 2010 Research-related litigation USD ( $)	Dec. 31, 2010 Connecticut Resources Recovery Authority v. Lay, et al. USD ( $)	Dec. 31, 2010 Silvercreek Management Inc. v. Citigroup, Inc., et al. USD ( $)	Dec. 31, 2010 Ravenswood I LLC, et al. v. Citigroup, Inc., et al USD ( $)	Dec. 31, 2010 NCFE-related litigation USD ( $)	Apr. 30, 2010 Refco-related litigation USD ( $)	Dec. 31, 2010 Refco-related litigation USD ( $)	Dec. 31, 2010 IndyMac Mortgage-Backed Securities Litigation USD ( $)	Dec. 31, 2010 Tsereteli v. Residential Asset Securitization Trust 2006-A8 USD ( $)	Dec. 31, 2010 Thornburg Co-Underwriter USD ( $)	Dec. 31, 2010 Mortgage-related action sponsored by CSS LLC, certain affiliates and employees USD ( $)	Dec. 31, 2010 Mortgage-related actions filed by the Federal Home Loan Banks of Seattle, San Francisco, Chicago and Indianapolis USD ( $)	Dec. 31, 2010 Mortgage-related actions filed by Cambridge Place Investment Management Inc. USD ( $)	Dec. 31, 2010 Mortgage-related actions filed by The Charles Schwab Corporation USD ( $)	Dec. 31, 2010 Mortgage-related actions filed by Massachusetts Mutual Life Insurance Company USD ( $)	Dec. 31, 2010 Mortgage-related actions filed by Allstate Insurance Company USD ( $)	Dec. 31, 2010 Mortgage-related actions, monoline insurer disputes Credit Suisse Securities (USA) LLC USD ( $)	Dec. 31, 2010 Mortgage-related actions filed by MBIA Insurance Corp. USD ( $)	Dec. 31, 2010 Bank loan litigation USD ( $)	Feb. 28, 2009 FINRA arbitration brought by ST Microelectronics. USD ( $)	Feb. 28, 2008 FINRA arbitration brought by ST Microelectronics. USD ( $)	May 31, 2009 FINRA arbitration brought by Elbit Systems Ltd USD ( $)	Apr. 30, 2010 FINRA arbitration brought by Golden Minerals USD ( $)	Sep. 30, 2008 Settlement in principle, auction rate securities USD ( $)	Dec. 31, 2009 US economic sanctions matter USD ( $)	Dec. 31, 2010 Tax Matters
Litigation provisions
Balance at beginning of period	869,000,000
Increases in litigation accruals	533,000,000
Decreases in litigation accruals	(60,000,000)
Decreases for settlement and other cash payments	(398,000,000)
Foreign exchange translation	(83,000,000)
Balance at end of period	861,000,000
Fines, judgments and settlements paid							50,000,000																			536,000,000
Low end of range of possible losses that are not covered by existing provisions	0
High end of range of possible losses that are not covered by existing provisions	1,500,000,000
Litigation disclosures
Estimated damages		3,900,000,000		280,000,000	140,000,000			2,000,000,000												24,000,000,000			16,000,000	33,000,000
Estimated damages, low end of range			130,000,000
Estimated damages, high end of range			180,000,000
Face amount of debt securities						1,900,000,000
NCFE preferred stock						12,000,000
Indy Mac RMBS offerings									6,400,000,000	632,000,000	5,500,000,000	784,000,000	2,900,000,000	525,000,000	125,000,000	110,000,000		1,000,000,000	650,000,000
IndyMac RMBS percentage underwritten by CSS LLC (as a percent)									20.00%		6.40%		10.00%	16.00%	9.00%	97.00%
IndyMac RMBS underwritten by CSS LLC									1,300,000,000		354,000,000		30,000,000,000	3,300,000,000	1,400,000,000	107,000,000	232,000,000		98,000,000
Notional amount of ARS																						415,000,000
Damages awarded																					406,000,000
Settlement, repurchase of ARS par value																									$ 550,000,000
Deferred prosecution agreement, period of time (in years)																										2
Media estimate of number of clients involved																											1,100

Significant subsidiaries and equity method investments (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Credit Suisse AG CHF	Dec. 31, 2010 AJP Cayman Ltd JPY ( ¥)	Dec. 31, 2010 Banco Credit Suisse (Brasil) S.A. BRL	Dec. 31, 2010 Banco Credit Suisse (Mexico), S.A. MXN ( $)	Dec. 31, 2010 Banco de lnvestimentos Credit Suisse (Brasil) S.A. BRL	Dec. 31, 2010 Boston Re Ltd. USD ( $)	Dec. 31, 2010 Casa de Bolsa Credit Suisse (Mexico), S.A. de C.V. MXN ( $)	Dec. 31, 2010 CJSC Bank Credit Suisse (Moscow) USD ( $)	Dec. 31, 2010 Column Financial, Inc. USD ( $)	Dec. 31, 2010 Credit Suisse (Australia) Limited AUD ( $)	Dec. 31, 2010 Credit Suisse (Brasil) Distribuidora de Titulos e Valoes Mobiliarios S.A. BRL	Dec. 31, 2010 Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliarios BRL	Dec. 31, 2010 Credit Suisse (Deutschland) Aktiengesellschaft EUR ( €)	Dec. 31, 2010 Credit Suisse (France) EUR ( €)	Dec. 31, 2010 Credit Suisse (Gibraltar) Limited GBP ( £)	Dec. 31, 2010 Credit Suisse (Guernsey) Limited USD ( $)	Dec. 31, 2010 Credit Suisse (Hong Kong) Limited HKD ( $)	Dec. 31, 2010 Credit Suisse (Italy) S.p.A. EUR ( €)	Dec. 31, 2010 Credit Suisse (Luxembourg) S.A. CHF	Dec. 31, 2010 Credit Suisse (Monaco) S.A.M. EUR ( €)	Dec. 31, 2010 Credit Suisse (Singapore) Limited SGD ( $)	Dec. 31, 2010 Credit Suisse (UK) Limited GBP ( £)	Dec. 31, 2010 Credit Suisse (USA), Inc. USD ( $)	Dec. 31, 2010 Credit Suisse Asset Finance Limited CHF	Dec. 31, 2010 Credit Suisse Asset Management (UK) Holding Limited GBP ( £)	Dec. 31, 2010 Credit Suisse Asset Management Fund Service (Luxembourg) S.A. CHF	Dec. 31, 2010 Credit Suisse Asset Management Funds (UK) Limited GBP ( £)	Dec. 31, 2010 Credit Suisse Asset Management Funds AG CHF	Dec. 31, 2010 Credit Suisse Asset Management Funds S.p.A. S.G.R. EUR ( €)	Dec. 31, 2010 Credit Suisse Asset Management Holding Europe (Luxembourg) S.A. CHF	Dec. 31, 2010 Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH EUR ( €)	Dec. 31, 2010 Credit Suisse Asset Management International Holding Ltd CHF	Dec. 31, 2010 Credit Suisse Asset Management Investments Ltd CHF	Dec. 31, 2010 Credit Suisse Asset Management Ltd GBP ( £)	Dec. 31, 2010 Credit Suisse Asset Management, LLC USD ( $)	Dec. 31, 2010 Credit Suisse Capital (Guernsey) I Limited USD ( $)	Dec. 31, 2010 Credit Suisse Capital Funding, Inc. USD ( $)	Dec. 31, 2010 Credit Suisse Capital LLC USD ( $)	Dec. 31, 2010 Credit Suisse Energy LLC USD ( $)	Dec. 31, 2010 Credit Suisse Equities (Australia) Limited AUD ( $)	Dec. 31, 2010 Credit Suisse Finance (Guernsey) Limited USD ( $)	Dec. 31, 2010 Credit Suisse Finance (India) Private Limited INR ( ₨)	Dec. 31, 2010 Credit Suisse First Boston (Latam Holdings) LLC USD ( $)	Dec. 31, 2010 Credit Suisse First Boston Finance B.V. EUR ( €)	Dec. 31, 2010 Credit Suisse First Boston Mortgage Capital LLC USD ( $)	Dec. 31, 2010 Credit Suisse Fund Management S.A. CHF	Dec. 31, 2010 Credit Suisse Holdings (Australia) Limited AUD ( $)	Dec. 31, 2010 Credit Suisse Holdings (USA), Inc. USD ( $)	Dec. 31, 2010 Credit Suisse International USD ( $)	Dec. 31, 2010 Credit Suisse Investment Products (Asia Pacific) Limited USD ( $)	Dec. 31, 2010 Credit Suisse Leasing 92A, L.P. USD ( $)	Dec. 31, 2010 Credit Suisse Life and Pensions AG CHF	Dec. 31, 2010 Credit Suisse Life (Bermuda) Ltd. USD ( $)	Dec. 31, 2010 Credit Suisse Loan Funding LLC USD ( $)	Dec. 31, 2010 Credit Suisse Management LLC USD ( $)	Dec. 31, 2010 Credit Suisse Principal Investments Limited JPY ( ¥)	Dec. 31, 2010 Credit Suisse Private Equity, Inc. USD ( $)	Dec. 31, 2010 Credit Suisse PSL GmbH CHF	Dec. 31, 2010 Credit Suisse Securities (Canada), Inc CAD ( $)	Dec. 31, 2010 Credit Suisse Securities (Europe) Limited USD ( $)	Dec. 31, 2010 Credit Suisse Securities (Hong Kong) Limited HKD ( $)	Dec. 31, 2010 Credit Suisse Securities (India) Private Limited INR ( ₨)	Dec. 31, 2010 Credit Suisse Securities (Japan) Limited JPY ( ¥)	Dec. 31, 2010 Credit Suisse Securities (Johannesburg) (Proprietary) Limited ZAR	Dec. 31, 2010 Credit Suisse Securities (Malaysia) Sdn. Bhd. MYR	Dec. 31, 2010 Credit Suisse Securities (Moscow) RUB	Dec. 31, 2010 Credit Suisse Securities (Singapore) Pte Limited SGD ( $)	Dec. 31, 2010 Credit Suisse Securities (Thailand) Limited THB (฿)	Dec. 31, 2010 Credit Suisse Securities (USA) LLC USD ( $)	Dec. 31, 2010 CS Non-Traditional Products Ltd. USD ( $)	Dec. 31, 2010 DLJ Capital Corporation USD ( $)	Dec. 31, 2010 DLG Mortgage Capital, Inc. USD ( $)	Dec. 31, 2010 JO Hambro Investment Management Limited GBP ( £)	Dec. 31, 2010 Merban Equity AG CHF	Dec. 31, 2010 Pearl Investment Management Limited USD ( $)	Dec. 31, 2010 SPS Holding Corporation USD ( $)	Dec. 31, 2010 Stanton Equity Trading Delaware LLC USD ( $)	Dec. 31, 2010 Whist Equity Trading LLC USD ( $)	Dec. 31, 2010 PT Credit Suisse Securities Indonesia IDR	Dec. 31, 2010 Asset Management Finance LLC USD ( $)	Dec. 31, 2010 Credit Suisse (Qatar) LLC USD ( $)	Dec. 31, 2010 Credit Suisse Saudi Arabia SAR (﷼)	Dec. 31, 2010 Credit Suisse Hedging-Griffo Investimentors S.A. BRL	Dec. 31, 2010 Absolute Invest Ltd.	Dec. 31, 2010 Credit Suisse Founder Securities Limited	Dec. 31, 2010 E.L. and C. Baillieu Stockbroking (Holdings) Pty Ltd	Dec. 31, 2010 ICBC Credit Suisse Asset Management Co., Ltd.	Dec. 31, 2010 Aberdeen Asset Management PLC	Dec. 31, 2010 York Capital Management	Dec. 31, 2010 BANK-now AG CHF	Dec. 31, 2010 Credit Suisse Group Finance (U.S.) Inc. USD ( $)	Dec. 31, 2010 CS LP Holdings AG CHF	Dec. 31, 2010 Credit Suisse Trust AG CHF	Dec. 31, 2010 Credit Suisse Trust Holdings Limited GBP ( £)	Dec. 31, 2010 Inreska Limited GBP ( £)	Dec. 31, 2010 Wincasa CHF	Dec. 31, 2010 Neue Aargauer Bank CHF	Dec. 31, 2010 Clariden Leu Holding AG CHF	Dec. 31, 2010 Clariden Leu AG CHF	Dec. 31, 2010 Clariden Leu Financial Products (Guemsey) Ltd. GBP ( £)	Dec. 31, 2010 Clariden Leu Immobilien AG CHF	Dec. 31, 2010 Savoy Hotel Baur en Ville AG CHF	Dec. 31, 2010 Capital Union E.C.	Dec. 31, 2010 Credit Suisse Group Finance (Guernsey) Limited	Dec. 31, 2010 SECB Swiss Euro Clearing Bank GmbH	Dec. 31, 2010 Swisscard AECS AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	99.00%	83.00%	60.00%	55.00%	50.00%	8.00%	33.00%	25.00%	25.00%	21.00%	5.00%
Equity interest in %	100.00%																																																																																									100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	90.00%	90.00%	90.00%	90.00%	88.00%	26.00%	100.00%	25.00%	50.00%
Nominal capital in million	4,399.7	¥ 8,025.6	53.6	$ 1,016.7	164.8	$ 2	$ 274.1	$ 37.8	$ 0	$ 34.1	5	98.4	€ 130	€ 52.9	£ 5	$ 6.1	$ 3,809.9	€ 74.6	43	€ 12	$ 621.3	£ 102.3	$ 0	0	£ 144.2	1.5	£ 15.5	7	€ 5	32.6	€ 6.1	20	0.1	£ 45	$ 924.9	$ 0	$ 0	$ 737.6	$ 0	$ 62.5	$ 0.2	₨ 1,050.1	$ 23.8	€ 0	$ 356.6	0.3	$ 3	$ 4,184.7	$ 4,389.6	$ 0	$ 85.3	15	$ 1	$ 0	$ 894.3	¥ 3,324	$ 0	0	$ 3.4	$ 3,527.3	$ 530.9	₨ 2,214.8	¥ 78,100	0	100	97.1	$ 30	฿ 331	$ 3,503.4	$ 0.1	$ 4	$ 0	£ 22.6	0.1	$ 0.1	$ 0.1	$ 0.8	$ 140.4	235,000	$ 341.6	$ 10	﷼ 210	49.2							30	$ 600	0.1	5	£ 2	£ 3	1.5	134.1	8.1	50	£ 0	1	7.5
Equity interest held by other subsidiary in %																			58.00%																														94.00%
Voting rights held by other subsidiary in %																							43.00%																										80.00%

Subsidiary guarantee information (Details) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	25,533	25,288	47,939
Interest expense	(18,992)	(18,397)	(39,403)
Net interest income	6,541	6,891	8,536
Commissions and fees	14,078	13,750	14,812
Trading revenues	9,338	12,151	(9,880)
Other revenues	1,429	502	(4,200)
Net revenues	31,386	33,294	9,268
Provision for credit losses	(79)	506	813
Compensation and benefits	14,599	15,013	13,254
General and administrative expenses	7,231	7,701	7,809
Commission expenses	2,148	1,997	2,294
Total other operating expenses	9,379	9,698	10,103
Total operating expenses	23,978	24,711	23,357
Income/(loss) from continuing operations before taxes	7,487	8,077	(14,902)
Income tax expense/(benefit)	1,548	1,835	(4,596)
Income/(loss) from continuing operations	5,939	6,242	(10,306)
Income/(loss) from discontinued operations, net of tax	(19)	169	(531)
Net income/(loss)	5,920	6,411	(10,837)
Less net income/(loss) attributable to noncontrolling interests	822	(313)	(2,619)
Net income/(loss) attributable to shareholders	5,098	6,724	(8,218)
of which from continuing operations	5,117	6,555	(7,687)
of which from discontinued operations	(19)	169	(531)
Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	8,897	8,947	18,251
Interest expense	(5,454)	(4,949)	(14,179)
Net interest income	3,443	3,998	4,072
Commissions and fees	4,403	3,548	3,565
Trading revenues	667	2,956	(3,346)
Other revenues	1,081	(836)	(2,419)
Net revenues	9,594	9,666	1,872
Provision for credit losses	13	24	4
Compensation and benefits	4,177	4,613	3,855
General and administrative expenses	1,883	1,981	1,518
Commission expenses	307	356	353
Total other operating expenses	2,190	2,337	1,871
Total operating expenses	6,367	6,950	5,726
Income/(loss) from continuing operations before taxes	3,214	2,692	(3,858)
Income tax expense/(benefit)	952	1,403	(637)
Income/(loss) from continuing operations	2,262	1,289	(3,221)
Net income/(loss)	2,262	1,289	(3,221)
Less net income/(loss) attributable to noncontrolling interests	592	(858)	(2,338)
Net income/(loss) attributable to shareholders	1,670	2,147	(883)
of which from continuing operations	1,670	2,147	(883)
Bank parent company and other subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	15,928	15,575	28,851
Interest expense	(13,344)	(13,204)	(25,010)
Net interest income	2,584	2,371	3,841
Commissions and fees	8,719	9,222	10,075
Trading revenues	8,405	9,208	(6,994)
Other revenues	296	1,526	(1,489)
Net revenues	20,004	22,327	5,433
Provision for credit losses	(137)	436	793
Compensation and benefits	10,195	10,093	9,103
General and administrative expenses	5,205	5,641	5,781
Commission expenses	1,684	1,492	1,737
Total other operating expenses	6,889	7,133	7,518
Total operating expenses	17,084	17,226	16,621
Income/(loss) from continuing operations before taxes	3,057	4,665	(11,981)
Income tax expense/(benefit)	306	391	(4,285)
Income/(loss) from continuing operations	2,751	4,274	(7,696)
Income/(loss) from discontinued operations, net of tax	(19)	169	(531)
Net income/(loss)	2,732	4,443	(8,227)
Less net income/(loss) attributable to noncontrolling interests	210	161	(1,041)
Net income/(loss) attributable to shareholders	2,522	4,282	(7,186)
of which from continuing operations	2,541	4,113	(6,655)
of which from discontinued operations	(19)	169	(531)
Bank
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	24,825	24,522	47,102
Interest expense	(18,798)	(18,153)	(39,189)
Net interest income	6,027	6,369	7,913
Commissions and fees	13,122	12,770	13,640
Trading revenues	9,072	12,164	(10,340)
Other revenues	1,377	690	(3,908)
Net revenues	29,598	31,993	7,305
Provision for credit losses	(124)	460	797
Compensation and benefits	14,372	14,706	12,958
General and administrative expenses	7,088	7,622	7,299
Commission expenses	1,991	1,848	2,090
Total other operating expenses	9,079	9,470	9,389
Total operating expenses	23,451	24,176	22,347
Income/(loss) from continuing operations before taxes	6,271	7,357	(15,839)
Income tax expense/(benefit)	1,258	1,794	(4,922)
Income/(loss) from continuing operations	5,013	5,563	(10,917)
Income/(loss) from discontinued operations, net of tax	(19)	169	(531)
Net income/(loss)	4,994	5,732	(11,448)
Less net income/(loss) attributable to noncontrolling interests	802	(697)	(3,379)
Net income/(loss) attributable to shareholders	4,192	6,429	(8,069)
of which from continuing operations	4,211	6,260	(7,538)
of which from discontinued operations	(19)	169	(531)
Group parent company
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	209	256	403
Interest expense	(203)	(250)	(401)
Net interest income	6	6	2
Commissions and fees	9	10	18
Other revenues	4,982	6,707	(8,058)
Net revenues	4,997	6,723	(8,038)
Compensation and benefits	90	31	72
General and administrative expenses	(196)	(19)	106
Commission expenses	3		1
Total other operating expenses	(193)	(19)	107
Total operating expenses	(103)	12	179
Income/(loss) from continuing operations before taxes	5,100	6,711	(8,217)
Income tax expense/(benefit)	2	(13)	1
Income/(loss) from continuing operations	5,098	6,724	(8,218)
Net income/(loss)	5,098	6,724	(8,218)
Net income/(loss) attributable to shareholders	5,098	6,724	(8,218)
of which from continuing operations	5,098	6,724	(8,218)
Other Group subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	499	510	434
Interest expense	9	6	187
Net interest income	508	516	621
Commissions and fees	947	970	1,154
Trading revenues	266	(13)	460
Other revenues	(4,930)	(6,895)	7,766
Net revenues	(3,209)	(5,422)	10,001
Provision for credit losses	45	46	16
Compensation and benefits	137	276	224
General and administrative expenses	339	98	404
Commission expenses	154	149	203
Total other operating expenses	493	247	607
Total operating expenses	630	523	831
Income/(loss) from continuing operations before taxes	(3,884)	(5,991)	9,154
Income tax expense/(benefit)	288	54	325
Income/(loss) from continuing operations	(4,172)	(6,045)	8,829
Net income/(loss)	(4,172)	(6,045)	8,829
Less net income/(loss) attributable to noncontrolling interests	20	384	760
Net income/(loss) attributable to shareholders	(4,192)	(6,429)	8,069
of which from continuing operations	(4,192)	(6,429)	8,069

Subsidiary guarantee information (Details 2) (CHF) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Assets (CHF million)
Cash and due from banks	65,467	51,857
Interest-bearing deposits with banks	1,524	1,177
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	220,443	209,499
Securities received as collateral	42,147	37,516
Trading assets	324,704	332,238
Investment securities	8,397	11,232
Other investments	16,482	23,993
Net loans	218,842	237,180
Premises and equipment	6,725	6,436
Goodwill	8,585	9,267
Other intangible assets	312	328
Brokerage receivables	38,769	41,960
Other assets	79,585	68,744
Assets of discontinued operations held-for-sale	23	0
Total assets	1,032,005	1,031,427
Liabilities and equity (CHF million)
Due to banks	37,493	36,214
Customer deposits	287,564	286,694
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	168,394	191,687
Obligation to return securities received as collateral	42,147	37,516
Trading liabilities	133,997	133,481
Short-term borrowings	21,683	7,645
Long-term debt	173,752	159,365
Brokerage payables	61,746	58,965
Other liabilities	62,214	71,532
Total liabilities	988,990	983,099
Total shareholders' equity	33,282	37,517
Noncontrolling interests	9,733	10,811
Total equity	43,015	48,328	47,221	59,839
Total liabilities and equity	1,032,005	1,031,427
Credit Suisse (USA), Inc - Consolidated
Assets (CHF million)
Cash and due from banks	5,133	1,989
Interest-bearing deposits with banks	85	26,464
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	132,338	135,573
Securities received as collateral	45,251	42,480
Trading assets	101,913	127,563
Other investments	7,878	11,150
Net loans	31,243	13,011
Premises and equipment	1,003	968
Goodwill	595	654
Other intangible assets	89	57
Brokerage receivables	15,745	16,654
Other assets	13,414	9,284
Total assets	354,687	385,847
Liabilities and equity (CHF million)
Due to banks	120	143
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	120,189	148,150
Obligation to return securities received as collateral	45,251	42,480
Trading liabilities	28,589	31,165
Short-term borrowings	38,717	45,426
Long-term debt	41,984	34,886
Brokerage payables	44,791	41,098
Other liabilities	11,139	14,716
Total liabilities	330,780	358,064
Total shareholders' equity	18,183	19,246
Noncontrolling interests	5,724	8,537
Total equity	23,907	27,783
Total liabilities and equity	354,687	385,847
Bank parent company and other subsidiaries
Assets (CHF million)
Cash and due from banks	59,898	50,546
Interest-bearing deposits with banks	4,372	(24,264)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	88,370	72,805
Securities received as collateral	(3,151)	(5,109)
Trading assets	219,343	203,744
Investment securities	6,331	9,190
Other investments	8,177	12,397
Net loans	169,505	208,441
Premises and equipment	5,217	4,933
Goodwill	6,855	7,478
Other intangible assets	215	261
Brokerage receivables	23,028	25,218
Other assets	65,891	58,995
Assets of discontinued operations held-for-sale	23
Total assets	654,074	624,635
Liabilities and equity (CHF million)
Due to banks	47,555	49,938
Customer deposits	263,767	258,697
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	48,205	43,437
Obligation to return securities received as collateral	(3,151)	(5,109)
Trading liabilities	105,348	103,710
Short-term borrowings	(19,201)	(39,368)
Long-term debt	129,156	121,790
Brokerage payables	17,071	18,034
Other liabilities	50,067	55,538
Total liabilities	638,817	606,667
Total shareholders' equity	9,600	11,982
Noncontrolling interests	5,657	5,986
Total equity	15,257	17,968
Total liabilities and equity	654,074	624,635
Bank
Assets (CHF million)
Cash and due from banks	65,031	52,535
Interest-bearing deposits with banks	4,457	2,200
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	220,708	208,378
Securities received as collateral	42,100	37,371
Trading assets	321,256	331,307
Investment securities	6,331	9,190
Other investments	16,055	23,547
Net loans	200,748	221,452
Premises and equipment	6,220	5,901
Goodwill	7,450	8,132
Other intangible assets	304	318
Brokerage receivables	38,773	41,872
Other assets	79,305	68,279
Assets of discontinued operations held-for-sale	23
Total assets	1,008,761	1,010,482
Liabilities and equity (CHF million)
Due to banks	47,675	50,081
Customer deposits	263,767	258,697
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	168,394	191,587
Obligation to return securities received as collateral	42,100	37,371
Trading liabilities	133,937	134,875
Short-term borrowings	19,516	6,058
Long-term debt	171,140	156,676
Brokerage payables	61,862	59,132
Other liabilities	61,206	70,254
Total liabilities	969,597	964,731
Total shareholders' equity	27,783	31,228
Noncontrolling interests	11,381	14,523
Total equity	39,164	45,751
Total liabilities and equity	1,008,761	1,010,482
Group parent company
Assets (CHF million)
Cash and due from banks	18	11
Investment securities		29
Other investments	34,611	40,301
Net loans	6,733	7,746
Other assets	266	303
Total assets	41,628	48,390
Liabilities and equity (CHF million)
Due to banks	6,210	8,015
Long-term debt	1,989	2,722
Other liabilities	147	136
Total liabilities	8,346	10,873
Total shareholders' equity	33,282	37,517
Total equity	33,282	37,517
Total liabilities and equity	41,628	48,390
Other Group subsidiaries
Assets (CHF million)
Cash and due from banks	418	(689)
Interest-bearing deposits with banks	(2,933)	(1,023)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(265)	1,121
Securities received as collateral	47	145
Trading assets	3,448	931
Investment securities	2,066	2,013
Other investments	(34,184)	(39,855)
Net loans	11,361	7,982
Premises and equipment	505	535
Goodwill	1,135	1,135
Other intangible assets	8	10
Brokerage receivables	(4)	88
Other assets	14	162
Total assets	(18,384)	(27,445)
Liabilities and equity (CHF million)
Due to banks	(16,392)	(21,882)
Customer deposits	23,797	27,997
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		100
Obligation to return securities received as collateral	47	145
Trading liabilities	60	(1,394)
Short-term borrowings	2,167	1,587
Long-term debt	623	(33)
Brokerage payables	(116)	(167)
Other liabilities	861	1,142
Total liabilities	11,047	7,495
Total shareholders' equity	(27,783)	(31,228)
Noncontrolling interests	(1,648)	(3,712)
Total equity	(29,431)	(34,940)
Total liabilities and equity	(18,384)	(27,445)

Subsidiary guarantee information (Details 3) (CHF) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	8,228	(14,186)	129,871
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(98)	726	981
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(27,518)	54,403	12,635
Purchase of investment securities	(2,752)	(2,189)	(1,727)
Proceeds from sale of investment securities	988	891	55
Maturities of investment securities	3,748	4,458	2,668
Investments in subsidiaries and other investments	(1,674)	(1,907)	(3,859)
Proceeds from sale of other investments	2,467	1,710	2,674
(Increase)/decrease in loans	3,970	4,166	(6,921)
Proceeds from sale of loans	817	992	596
Capital expenditures for premises and equipment and other intangible assets	(1,689)	(1,387)	(1,473)
Proceeds from sale of premises and equipment and other intangible assets	17	3	41
Other, net	275	205	155
Net cash provided by/(used in) investing activities of continuing operations	(21,449)	62,071	5,825
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	26,391	(29,090)	(55,288)
Increase/(decrease) in short-term borrowings	10,934	4,098	(11,407)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(7,097)	(46,654)	(41,480)
Issuances of long-term debt	57,910	62,829	107,638
Repayments of long-term debt	(51,390)	(72,472)	(86,567)
Issuances of trust preferred securities			(2)
Issuances of common shares	9	17	2,547
Sale of treasury shares	24,749	17,657	26,564
Repurchase of treasury shares	(26,846)	(19,019)	(25,032)
Dividends paid/capital repayments	(2,800)	(375)	(2,946)
Excess tax benefits on share based awards	615	180	0
Other, net	553	(2,080)	3,943
Net cash provided by/(used in) financing activities of continuing operations	33,028	(84,909)	(82,030)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(6,155)	(1,154)	(2,072)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(42)	0	(18)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	13,610	(38,178)	51,576
Cash and due from banks at beginning of period	51,857	90,035	38,459
Cash and due from banks at end of period	65,467	51,857	90,035
Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	26,915	(29,040)	48,320
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	4,967	9,620	9,046
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(9,985)	55,753	(24,736)
Proceeds from sale of investment securities		331
Investments in subsidiaries and other investments	(263)	(1,036)	(1,569)
Proceeds from sale of other investments	847	610	1,448
(Increase)/decrease in loans	98	(12,266)	24
Capital expenditures for premises and equipment and other intangible assets	(510)	(287)	(327)
Proceeds from sale of premises and equipment and other intangible assets			1
Other, net	68	(8)	67
Net cash provided by/(used in) investing activities of continuing operations	(4,778)	52,717	(16,046)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(12)	(188)	279
Increase/(decrease) in short-term borrowings	5,953	15,675	(15,949)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,158)	(38,671)	(9,764)
Issuances of long-term debt	497	9,046	1,366
Repayments of long-term debt	(6,343)	(9,452)	(10,292)
Dividends paid/capital repayments		(32)
Excess tax benefits on share based awards	478
Other, net	(2,850)	(640)	1,798
Net cash provided by/(used in) financing activities of continuing operations	(18,435)	(24,262)	(32,562)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(558)	(64)	(192)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	3,144	(649)	(480)
Cash and due from banks at beginning of period	1,989	2,638	3,118
Cash and due from banks at end of period	5,133	1,989	2,638
Bank parent company and other subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(18,352)	16,834	85,428
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(7,119)	(8,036)	(8,839)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(18,919)	(245)	37,021
Purchase of investment securities	(241)	(67)	(510)
Proceeds from sale of investment securities	988	560	55
Maturities of investment securities	1,312	2,209	2,365
Investments in subsidiaries and other investments	(1,102)	(925)	(2,259)
Proceeds from sale of other investments	1,304	1,309	1,067
(Increase)/decrease in loans	6,394	15,956	(10,465)
Proceeds from sale of loans	817	992	596
Capital expenditures for premises and equipment and other intangible assets	(1,157)	(1,087)	(1,073)
Proceeds from sale of premises and equipment and other intangible assets	17	3	3
Other, net	181	177	74
Net cash provided by/(used in) investing activities of continuing operations	(17,525)	10,846	18,035
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	27,302	(30,139)	(57,860)
Increase/(decrease) in short-term borrowings	4,158	(12,416)	8,385
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,161	(8,683)	(31,211)
Issuances of long-term debt	54,482	52,421	105,056
Repayments of long-term debt	(42,588)	(61,609)	(75,204)
Issuances of trust preferred securities			111
Issuances of common shares	1,567	(13)	2,958
Sale of treasury shares	2,082	1,695	1,040
Repurchase of treasury shares	(1,623)	(2,150)	(1,021)
Dividends paid/capital repayments	(3,305)	(225)	(3,002)
Excess tax benefits on share based awards	130	181
Other, net	(486)	(2,988)	3,824
Net cash provided by/(used in) financing activities of continuing operations	50,880	(63,926)	(46,924)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(5,609)	(1,091)	(1,824)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(42)		(18)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	9,352	(37,337)	54,697
Cash and due from banks at beginning of period	50,546	87,883	33,186
Cash and due from banks at end of period	59,898	50,546	87,883
Bank
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	8,563	(12,206)	133,748
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(2,152)	1,584	207
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(28,904)	55,508	12,285
Purchase of investment securities	(241)	(67)	(510)
Proceeds from sale of investment securities	988	891	55
Maturities of investment securities	1,312	2,209	2,365
Investments in subsidiaries and other investments	(1,365)	(1,961)	(3,828)
Proceeds from sale of other investments	2,151	1,919	2,515
(Increase)/decrease in loans	6,492	3,690	(10,441)
Proceeds from sale of loans	817	992	596
Capital expenditures for premises and equipment and other intangible assets	(1,667)	(1,374)	(1,400)
Proceeds from sale of premises and equipment and other intangible assets	17	3	4
Other, net	249	169	141
Net cash provided by/(used in) investing activities of continuing operations	(22,303)	63,563	1,989
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	27,290	(30,327)	(57,581)
Increase/(decrease) in short-term borrowings	10,111	3,259	(7,564)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(6,997)	(47,354)	(40,975)
Issuances of long-term debt	54,979	61,467	106,422
Repayments of long-term debt	(48,931)	(71,061)	(85,496)
Issuances of trust preferred securities			111
Issuances of common shares	1,567	(13)	2,958
Sale of treasury shares	2,082	1,695	1,040
Repurchase of treasury shares	(1,623)	(2,150)	(1,021)
Dividends paid/capital repayments	(3,305)	(257)	(3,002)
Excess tax benefits on share based awards	608	181
Other, net	(3,336)	(3,628)	5,622
Net cash provided by/(used in) financing activities of continuing operations	32,445	(88,188)	(79,486)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(6,167)	(1,155)	(2,016)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(42)		(18)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	12,496	(37,986)	54,217
Cash and due from banks at beginning of period	52,535	90,521	36,304
Cash and due from banks at end of period	65,031	52,535	90,521
Group parent company
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	6,031	6,825	(8,816)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks		(1,038)	(1,038)
Maturities of investment securities	29
Investments in subsidiaries and other investments	(2,522)	(6,530)	8,410
Proceeds from sale of other investments	5		1,576
(Increase)/decrease in loans	715	588	(23)
Other, net		(5)	10
Net cash provided by/(used in) investing activities of continuing operations	(1,773)	(6,985)	8,935
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(1,767)	(60)	(98)
Issuances of long-term debt		56
Repayments of long-term debt	(465)	(500)	1
Issuances of common shares	32	29	2,581
Sale of treasury shares	39	752	764
Repurchase of treasury shares	(2,103)	(2,531)	(1,472)
Dividends paid/capital repayments	(2,378)	(111)	(2,769)
Other, net	2,395	1,485	(151)
Net cash provided by/(used in) financing activities of continuing operations	(4,247)	(880)	(1,144)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(4)	1,037	1,032
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	7	(3)	7
Cash and due from banks at beginning of period	11	14	7
Cash and due from banks at end of period	18	11	14
Other Group subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(6,366)	(8,805)	4,939
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	2,054	180	1,812
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,386	(1,105)	350
Purchase of investment securities	(2,511)	(2,122)	(1,217)
Maturities of investment securities	2,407	2,249	303
Investments in subsidiaries and other investments	2,213	6,584	(8,441)
Proceeds from sale of other investments	311	(209)	(1,417)
(Increase)/decrease in loans	(3,237)	(112)	3,543
Capital expenditures for premises and equipment and other intangible assets	(22)	(13)	(73)
Proceeds from sale of premises and equipment and other intangible assets			37
Other, net	26	41	4
Net cash provided by/(used in) investing activities of continuing operations	2,627	5,493	(5,099)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	868	1,297	2,391
Increase/(decrease) in short-term borrowings	823	839	(3,843)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(100)	700	(505)
Issuances of long-term debt	2,931	1,306	1,216
Repayments of long-term debt	(1,994)	(911)	(1,072)
Issuances of trust preferred securities			(113)
Issuances of common shares	(1,590)	1	(2,992)
Sale of treasury shares	22,628	15,210	24,760
Repurchase of treasury shares	(23,120)	(14,338)	(22,539)
Dividends paid/capital repayments	2,883	(7)	2,825
Excess tax benefits on share based awards	7	(1)
Other, net	1,494	63	(1,528)
Net cash provided by/(used in) financing activities of continuing operations	4,830	4,159	(1,400)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	16	(1,036)	(1,088)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	1,107	(189)	(2,648)
Cash and due from banks at beginning of period	(689)	(500)	(2,148)
Cash and due from banks at end of period	418	(689)	(500)

Significant valuation and income recognition differences between US GAAP and - Swiss GAAP (Details)	12 Months Ended
Dec. 31, 2010
Significant valuation and income recognition differences between US GAAP and Swiss GAAP (true and fair view)
Percentage of voting interest held in the entities as a condition for consolidation (as a percent)	100.00%
Goodwill, maximum useful life (in years)	5
Goodwill, maximum useful life for justified exceptional cases (in years)	20
Intangible assets with indefinite lives, maximum useful life (in years)	5
Loan commitment notice period for Swiss GAAP (in weeks)	6

Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information
Entity Registrant Name	CREDIT SUISSE GROUP AG
Entity Central Index Key	0001159510
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,186,174,442
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY